Registration No. 333-17641
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 15 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

         SEPARATE ACCOUNT FP
                  of
     THE EQUITABLE LIFE ASSURANCE               Christopher M. Condron,
     SOCIETY OF THE UNITED STATES               Chief Executive Officer
        (Exact Name of Trust)           The Equitable Life Assurance Society of
     THE EQUITABLE LIFE ASSURANCE                   the United States
      SOCIETY OF THE UNITED STATES            1290 Avenue of the Americas
       (Exact Name of Depositor)                New York, New York 10104
      1290 Avenue of the Americas     (Name and Address of Agent for Service)
       New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

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              Telephone Number, Including Area Code: (212) 554-1234

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                  Please send copies of all communications to:


       ROBIN WAGNER                                with a copy to:
 Vice President and Counsel                    Thomas C. Lauerman, Esq.
The Equitable Life Assurance                        Foley & Lardner
Society of the United States                      Washington Harbour
1290 Avenue of the Americas                      3000 K Street, N.W.
 New York, New York 10104                       Washington, D.C. 20007


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on (May 1, 2003) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 15 ("PEA") to the Form S-6 Registration Statement No. 333-17641 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed solely for the purpose of including in the Registration Statement prospectus supplements to the Survivorship 2000 prospectuses. The prospectus supplements update certain information and contain year-end financial statements for Equitable Life and the Separate Account FP. Other than as set forth herein, the PEA does not amend or delete any prospectus, any supplement thereto, or any other part of the Registration Statement.

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(SM) 2000
   Champion 2000
   Incentive Life(SM)
PROSPECTUS SUPPLEMENT DATED MAY 1, 2003
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This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)

(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your Equitable Life policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. We have put an asterisk next to the Portfolios that first became available through your policy on May 1, 2003.



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AXA Premier VIP Trust
Portfolio Name                 Objective                                                Adviser
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AXA PREMIER VIP CORE BOND     Seeks a balance of a high current income and capital      o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk     o Pacific Investment Management Company LLC
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AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital                         o A I M Capital Management, Inc.
                                                                                        o Dresdner RCM Global Investors LLC
                                                                                        o Wellington Management Company, LLP
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*AXA PREMIER VIP              Seeks long-term growth of capital                         o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                     its Bernstein Investment Research and
                                                                                          Management Unit
                                                                                        o Bank of Ireland Asset Management
                                                                                          (U.S.) Limited
                                                                                        o OppenheimerFunds, Inc.
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----------
(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.







   Copyright 2003 The Equitable Life Assurance Society of the United States. All rights reserved. IL Protector(R) and Incentive Life Plus(R) are registered service marks of
           The Equitable Life Assurance Society of the United States.


                                                                 X00521/AGENCY A

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AXA Premier VIP Trust
Portfolio Name                 Objective                                        Adviser
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*AXA PREMIER VIP LARGE CAP      Seeks long-term growth of capital               o Alliance Capital Management L.P., through its
  CORE EQUITY                                                                     Bernstein Investment Research and
                                                                                  Management Unit
                                                                                o Janus Capital Management LLC
                                                                                o Thornburg Investment Management, Inc.
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*AXA PREMIER VIP LARGE CAP      Seeks long-term growth of capital               o Alliance Capital Management L.P.
  GROWTH                                                                        o Dresdner RCM Global Investors LLC
                                                                                o TCW Investment Management Company
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*AXA PREMIER VIP LARGE CAP      Seeks long-term growth of capital               o Alliance Capital Management L.P.
  VALUE                                                                         o MFS Investment Management
                                                                                o Institutional Capital Corporation
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*AXA PREMIER VIP SMALL/MID      Seeks long-term growth of capital               o Alliance Capital Management L.P.
  CAP GROWTH                                                                    o Provident Investment Counsel, Inc.
                                                                                o RS Investment Management, LP
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AXA PREMIER VIP SMALL/MID CAP   Seeks long-term growth of capital               o AXA Rosenberg Investment Management LLC
  VALUE                                                                         o Wellington Management Company, LLP
                                                                                o TCW Investment Management Company
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*AXA PREMIER VIP TECHNOLOGY     Seeks long-term growth of capital               o Alliance Capital Management L.P.
                                                                                o Dresdner RCM Global Investors LLC
                                                                                o Firsthand Capital Management, Inc.
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EQ Advisors Trust
Portfolio Name                 Objective                                        Adviser
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EQ/AGGRESSIVE STOCK          Seeks to achieve long-term growth of capital.      o Alliance Capital Management L.P.
                                                                                o MFS Investment Management
                                                                                o Marsico Capital Management, LLC
                                                                                o Provident Investment Counsel, Inc.
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EQ/ALLIANCE COMMON STOCK     Seeks to achieve long-term growth of capital.      o Alliance Capital Management L.P.
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EQ/ALLIANCE GROWTH AND       Seeks to provide a high total return.              o Alliance Capital Management L.P.
  INCOME
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EQ/ALLIANCE INTERMEDIATE     Seeks to achieve high current income consistent    o Alliance Capital Management L.P.
  GOVERNMENT SECURITIES      with relative stability of principal.
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EQ/ALLIANCE INTERNATIONAL    Seeks to achieve long-term growth of capital.      o Alliance Capital Management L.P.
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EQ/ALLIANCE PREMIER GROWTH   To achieve long-term growth of capital.            o Alliance Capital Management L.P.
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EQ/ALLIANCE QUALITY BOND     Seeks to achieve high current income consistent    o Alliance Capital Management L.P.
                             with moderate risk to capital.
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EQ Advisors Trust
Portfolio Name                    Objective                                     Adviser
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EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.  o Alliance Capital Management L.P.
  GROWTH
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EQ/ALLIANCE TECHNOLOGY           Seeks to achieve long-term growth of capital.  o Alliance Capital Management L.P.
                                 Current income is incidental to the
                                 Portfolio's objective.
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EQ/BALANCED                      Seeks to achieve a high return through both    o Alliance Capital Management L.P.
                                 appreciation of capital and current income.    o Capital Guardian Trust Company
                                                                                o Mercury Advisors
                                                                                o Jennison Associates LLC
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EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                    o Alliance Capital Management L.P.,
                                                                                  through its Bernstein Investment Research
                                                                                  and Management Unit
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EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.        o Capital Guardian Trust Company
  RESEARCH
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EQ/CAPITAL GUARDIAN U.S.         To achieve long-term growth of capital.        o Capital Guardian Trust Company
  EQUITY
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EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.          o Morgan Stanley Investment Management, Inc.
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EQ/EQUITY 500 INDEX              Seeks a total return before expenses that      o Alliance Capital Management L.P.
                                 approximates the total return performance of
                                 the S&P 500 Index, including reinvestment of
                                 dividends, at a risk level consistent with
                                 that of the S&P 500 Index.
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EQ/EVERGREEN OMEGA               Seeks long-term capital growth.                o Evergreen Investment Management Company, LLC
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EQ/FI MID CAP                    Seeks long-term growth of capital.             o Fidelity Management & Research Company
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EQ/FI SMALL/MID CAP VALUE        Seeks long-term capital appreciation.          o Fidelity Management & Research Company
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EQ/HIGH YIELD                    Seeks to achieve a high total return through   o Alliance Capital Management L.P.
                                 a combination of current income and            o Pacific Investment Management Company LLC
                                 appreciation.                                    (PIMCO)
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EQ/JANUS LARGE CAP GROWTH        Seeks long-term growth of capital.             o Janus Capital Management LLC
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EQ/MARSICO FOCUS                 Seeks long-term growth of capital.             o Marsico Capital Management, LLC
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EQ/MERCURY BASIC VALUE           Seeks capital appreciation and secondarily,    o Mercury Advisors
  EQUITY                         income.
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EQ/MFS EMERGING GROWTH           Seeks to provide long-term capital growth.     o MFS Investment Management
  COMPANIES
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EQ/MFS INVESTORS TRUST           Seeks long-term growth of capital with         o MFS Investment Management
                                 secondary objective to seek reasonable
                                 current income.
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EQ/MONEY MARKET                  Seeks to obtain a high level of current        o Alliance Capital Management L.P.
                                 income, preserve its assets and maintain
                                 liquidity.
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EQ/PUTNAM GROWTH & INCOME        Seeks capital growth. Current income is a      o Putnam Investment Management, LLC
  VALUE                          secondary objective.
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EQ Advisors Trust
Portfolio Name                   Objective                                      Adviser
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EQ/PUTNAM INTERNATIONAL         Seeks capital appreciation.                     o Putnam Investment Management, LLC
  EQUITY
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*EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible       o Alliance Capital Management L.P.
                                (before the deduction of Portfolio expenses)
                                the total return of the Russell 2000 Index.
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 Barr Rosenberg
 Variable Insurance Trust
 Portfolio Name                  Objective                                      Investment Manager
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*AXA ROSENBERG VIT VALUE        The Fund seeks to increase the value of your    o AXA Rosenberg Investment Management LLC
  LONG/SHORT EQUITY FUND        investment in bull markets and bear markets
                                through strategies that are designed to have
                                limited exposure to general equity market risk.
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 PIMCO Advisors VIT
 Portfolio Name                  Objective                                      Investment Manager
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*PEA RENAISSANCE                Long-term capital appreciation and income.      o OpCap Advisors LLC
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 The Universal Institutional
 Funds, Inc.
 Portfolio Name                  Objective                                      Investment Manager
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*U.S. REAL ESTATE--CLASS I(1)   The portfolio seeks to provide above average    o Van Kampen(2)
                                current income and long-term capital
                                appreciation by investing primarily in equity
                                securities of companies in the U.S. real
                                estate industry, including real estate
                                investment trusts.
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(1)   'Class I' shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

Other important information about the Portfolios is included in the prospectuses for the Trusts attached at the end of this prospectus.

(2) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2002 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.



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Portfolio Name                                                              2002 Fees and Expenses
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                                                                                                     Fee Waivers
                                                                                           Total        and/or          Net Total
                                           Management                        Other         Annual      Expense            Annual
                                             Fees(1)         12b-1 Fees    Expenses(2)    Expenses  Reimbursements(3)    Expenses
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AXA PREMIER VIP TRUST
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AXA Premier VIP Core Bond                    0.60%             0.25%         0.41%          1.26%       -0.31%            0.95%
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AXA Premier VIP Health Care                  1.20%             0.25%         1.14%          2.59%       -0.74%            1.85%
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AXA Premier VIP International Equity         1.05%             0.25%         1.67%          2.97%       -1.17%            1.80%
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AXA Premier VIP Large Cap Core Equity        0.90%             0.25%         1.12%          2.27%       -0.92%            1.35%
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AXA Premier VIP Large Cap Growth             0.90%             0.25%         0.94%          2.09%       -0.74%            1.35%
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AXA Premier VIP Large Cap Value              0.90%             0.25%         0.87%          2.02%       -0.67%            1.35%
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AXA Premier VIP Small/Mid Cap Growth         1.10%             0.25%         0.96%          2.31%       -0.71%            1.60%
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AXA Premier VIP Small/Mid Cap Value          1.10%             0.25%         0.83%          2.18%       -0.58%            1.60%
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AXA Premier VIP Technology                   1.20%             0.25%         2.32%          3.77%       -1.92%            1.85%
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EQ Advisors Trust
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EQ/Aggressive Stock                          0.63%             0.00%         0.08%          0.71%        --               0.71%
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EQ/Alliance Common Stock                     0.48%             0.00%         0.06%          0.54%        --               0.54%
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EQ/Alliance Growth & Income                  0.58%             0.00%         0.06%          0.64%        --               0.64%
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EQ/Alliance Intermediate Government          0.50%             0.00%         0.09%          0.59%        --               0.59%
Securities
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EQ/Alliance International                    0.82%             0.00%         0.22%          1.04%       -0.02%            1.02%
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EQ/Alliance Premier Growth                   0.90%             0.25%         0.09%          1.24%       -0.09%            1.15%
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EQ/Alliance Quality Bond                     0.52%             0.00%         0.10%          0.62%        --               0.62%
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EQ/Alliance Small Cap Growth                 0.75%             0.00%         0.08%          0.83%        --               0.83%
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EQ/Alliance Technology                       0.90%             0.25%         0.10%          1.25%       -0.10%            1.15%
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EQ/Balanced                                  0.57%             0.00%         0.09%          0.66%       -0.01%            0.65%
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EQ/Bernstein Diversified Value               0.65%             0.25%         0.08%          0.98%       -0.03%            0.95%
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EQ/Capital Guardian Research                 0.65%             0.25%         0.16%          1.06%       -0.11%            0.95%
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EQ/Capital Guardian U.S. Equity              0.65%             0.25%         0.12%          1.02%       -0.07%            0.95%
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EQ/Emerging Markets Equity                   1.15%             0.25%         0.47%          1.87%       -0.05%            1.82%
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EQ/Equity 500 Index                          0.25%             0.00%         0.07%          0.32%        --               0.32%
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EQ/Evergreen Omega                           0.65%             0.25%         0.64%          1.54%       -0.59%            0.95%
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EQ/FI Mid Cap                                0.70%             0.25%         0.13%          1.08%       -0.08%            1.00%
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EQ/FI Small/Mid Cap Value                    0.75%             0.25%         0.10%          1.10%          --%            1.10%
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EQ/High Yield                                0.60%             0.00%         0.09%          0.69%        --               0.69%
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EQ/Janus Large Cap Growth                    0.90%             0.25%         0.11%          1.26%       -0.11%            1.15%
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EQ/Marsico Focus                             0.90%             0.25%         0.18%          1.33%       -0.18%            1.15%
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EQ/Mercury Basic Value Equity                0.60%             0.25%         0.10%          0.95%        --               0.95%
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EQ/MFS Emerging Growth Companies             0.65%             0.25%         0.08%          0.98%        --               0.98%
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EQ/MFS Investors Trust                       0.60%             0.25%         0.11%          0.96%       -0.01%            0.95%
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EQ/Money Market                              0.33%             0.00%         0.06%          0.39%        --               0.39%
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EQ/Putnam Growth & Income Value              0.60%             0.25%         0.10%          0.95%        --               0.95%
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EQ/Putnam International Equity               0.85%             0.25%         0.20%          1.30%       -0.05%            1.25%
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EQ/Small Company Index                       0.25%             0.00%         0.35%          0.60%        --               0.60%
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Van Kampen US Real Estate--Class I           0.80%             0.00%         0.32%          1.12%       -0.02%            1.10%
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PEA Renaissance                              0.80%             0.00%         4.07%          4.87%       -3.81%            1.06%
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AXA Rosenberg VIT Value Long/Short Equity    1.50%             0.25%         0.52%          2.27%       -0.27%            2.00%
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(1) The management fees shown reflect revised management fees, effective May 1, 2002, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.


(3) Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio--Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of PIMCO Advisors VIT -- PEA

      Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. AXA Rosenberg Investment Management LLC, the manager of the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Fund, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA VIP Trust Portfolio pays is used to reduce the Portfolio's expenses. If the above table reflected the portion of the brokerage commissions used to reduce Portfolio expenses, the figures would be as shown in the table below:



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                Portfolio Name
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 AXA Premier VIP Health Care             1.82%
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 AXA Premier VIP International Equity    1.78%
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 AXA Premier VIP Large Cap Core Equity   1.29%
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 AXA Premier VIP Large Cap Growth        1.21%
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 AXA Premier VIP Large Cap Value         1.17%
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 AXA Premier VIP Small/Mid Cap Growth    1.51%
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 AXA Premier VIP Small/Mid Cap Value     1.46%
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 AXA Premier VIP Technology              1.73%
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 EQ/Aggressive Stock                     0.66%
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 EQ/Alliance Common Stock                0.49%
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 EQ/Alliance Growth & Income             0.60%
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 EQ/Alliance International               1.00%
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 EQ/Alliance Premier Growth              1.14%
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 EQ/Alliance Small Cap Growth            0.81%
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 EQ/Alliance Technology                  1.13%
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 EQ/Balanced                             0.63%
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 EQ/Bernstein Diversified Value          0.94%
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 EQ/Capital Guardian Research            0.43%
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 EQ/Capital Guardian U.S. Equity         0.91%
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 EQ/Emerging Markets Equity              1.81%
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 EQ/Evergreen Omega                      0.76%
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 EQ/FI Mid Cap                           0.91%
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 EQ/FI Small/Mid Cap                     1.08%
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 EQ/Marsico Focus                        1.10%
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 EQ/Mercury Basic Value                  0.94%
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 EQ/MFS Emerging Growth                  0.97%
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 EQ/MFS Investors Trust                  0.94%
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 EQ/Putnam Growth & Income Value         0.94%
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 EQ/Putnam International Equity          1.24%
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(3) EQUITABLE. We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is an indirect, wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. Equitable Life is obligated to pay all amounts that are promised to be paid under the policies. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

(4) The first paragraph under "By Internet:" in "How to reach us," is changed in its entirety as follows:

"Our Web site (www.AXAonline.com) can also provide you information; certain forms are available for you to print out through our Web site by clicking on "Customer Service Life Insurance" and selecting "Forms" from the right side of the screen. Through our Web site, by enrolling in EQAccess, the owner can also:
(i) access policy information, (ii) change allocation percentages, (iii) make a change of address, and (iv) request a policy loan (non-corporate policyowners only)."

(5) OUR ASSET REBALANCING SERVICE. You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semi-annual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

(6) TAX INFORMATION. The following paragraphs have been added at the end of each section indicated. The titles for sections (b) and (c) have also been modified as shown.

   (a)  Estate, gift and generation-skipping taxes.

        "If this policy is purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed."

   (b)  Split-dollar and other employee benefit programs.

        "In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as proposed regulations. Together, they provide new proposed and interim guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. Further guidance is anticipated. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section."

   (c)  Possibility of future tax changes and other tax information.

        "There are a number of tax benefits associated with variable life insurance policies. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

        You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

        The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, it had not done so as of the date of this prospectus. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

        We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account."

(7) The following is added to the end of the section "Monthly cost of insurance charge" in "More information about other matters:"

"You may ask us to review the tobacco habits of any insured persons (of attained age 20 or over) in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates. In "second to die" policies, the cost of insurance rates depend on the rating classification of both insured persons even if only one survives at the time of application of the change.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status, as well as a definition of tobacco user different from that applicable at the time this policy was issued. In "second to die" policies, this would apply to both insured persons or the surviving insured person.

The change to non-tobacco user rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences."

(8) The final sentence under "Commencement of insurance coverage" in "More information about procedures that apply to your policy" has been changed as follows:

"Generally, the register date will be earlier than the date coverage begins and therefore monthly deductions will apply before coverage is in effect."

(9) FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2002 and for the three years in the period ended December 31, 2002 and the financial statements of Equitable Life as of December 31, 2002 and 2001 and for the three years in the period ended December 31, 2002 incorporated in this prospectus supplement have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firms as experts in auditing and accounting.

The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

(10) INVESTMENT PERFORMANCE. The Separate Account FP financial statements set forth below contain information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 2002. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 2002. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy.

The values reported for all policies are computed using net rates of return for the corresponding Trust Portfolios. The returns reported for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets. To obtain your unit values in the Separate Account Funds, call the Life Insurance Information Line at (888) 855-5100.

(11) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants .......................................... A-2
Financial Statements:
    Statements of Assets and Liabilities, December 31, 2001 ................ A-3
    Statements of Operations for the Years Ended December 31, 2001, 2000
    and 1999 ............................................................... A-4
    Statements of Changes in Net Assets for the Years Ended December 31, 2001,
     2000 and 1999 ......................................................... A-5
    Notes to Financial Statements .......................................... A-6


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants ...........................................F-1
Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2001 and 2000 .................F-2
    Consolidated Statements of Earnings, Years Ended December 31, 2001, 2000
    and 1999 ................................................................F-3
    Consolidated Statements of Shareholder's Equity and Comprehensive Income,
    Years Ended December 31, 2001, 2000 and 1999 ............................F-4
    Consolidated Statements of Cash Flows, Years Ended December 31, 2001, 2000
    and 1999 ................................................................F-5
    Notes to Consolidated Financial Statements ..............................

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                       AXA Premier     AXA Premier       AXA Premier
                                                        VIP Core        VIP Health    VIP International
                                                          Bond             Care             Equity
                                                    ---------------- --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value    $ 22,819,372     $ 2,704,870        $ 84,793
Receivable for The Trusts shares sold .............             --              --              --
Receivable for policy-related transactions ........         28,868          17,240           7,106
                                                      ------------     -----------        --------
  Total assets ....................................     22,848,240       2,722,110          91,899
                                                      ------------     -----------        --------
Liabilities:
Payable for The Trusts shares purchased ...........         29,465          17,240           7,106
Payable for policy-related transactions ...........             --              --              --
                                                      ------------     -----------        --------
  Total liabilities ...............................         29,465          17,240           7,106
                                                      ------------     -----------        --------
Net Assets ........................................   $ 22,818,775     $ 2,704,870        $ 84,793
                                                      ============     ===========        ========
Net Assets:
Accumulation Units ................................   $ 22,799,383     $ 2,698,550        $ 84,660
Accumulation nonunitized ..........................             --              --              --
Retained by Equitable Life in Separate Account FP .         19,392           6,320             133
                                                      ------------     -----------        --------
Total net assets ..................................   $ 22,818,775     $ 2,704,870        $ 84,793
                                                      ============     ===========        ========
Investments in shares of The Trusts, at cost ......   $ 22,701,054     $ 2,731,984        $ 86,699
The Trusts shares held
 Class A ..........................................          7,634           3,951           1,595
 Class B ..........................................      2,193,616         333,908           9,116
Units outstanding (000's):
 Class A 0.00% ....................................              1              --              --
 Class A 0.60% ....................................             --              --              --
 Class A 0.80% ....................................             --              --              --
 Class A 0.90% ....................................             --              --              --
 Class B 0.00% ....................................             51               4              --
 Class B 0.60% ....................................            155              29               1
 Class B 0.60% ....................................             --              --              --
 Class B 0.80% ....................................             --              --              --
 Class B 0.90% ....................................              5               1              --
 Class B 0.90% ....................................             --              --              --

Unit value:
 Class A 0.00% ....................................   $     102.66     $    100.86        $ 106.92
 Class A 0.60% ....................................   $     107.62     $     79.94        $  80.23
 Class A 0.80% ....................................   $         --     $        --        $     --
 Class A 0.90% ....................................   $         --     $        --        $     --
 Class B 0.00% ....................................   $     108.18     $     80.06        $ 105.75
 Class B 0.60% ....................................   $     107.53     $     79.58        $  78.66
 Class B 0.60% ....................................   $         --     $        --        $     --
 Class B 0.80% ....................................   $     107.31     $     79.41        $     --
 Class B 0.90% ....................................   $     107.20     $     79.33        $  78.42
 Class B 0.90% ....................................   $         --     $        --        $     --



                                                      AXA Premier     AXA Premier     AXA Premier       AXA Premier
                                                     VIP Large Cap   VIP Large Cap   VIP Large Cap   VIP Small/Mid Cap
                                                      Core Equity        Growth          Value            Growth
                                                    --------------- --------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value     $ 29,389        $ 133,226       $ 236,106        $ 114,217
Receivable for The Trusts shares sold .............          --               --              --               --
Receivable for policy-related transactions ........         750            2,492          16,211            2,961
                                                       --------        ---------       ---------        ---------
  Total assets ....................................      30,139          135,718         252,317          117,178
                                                       --------        ---------       ---------        ---------
Liabilities:
Payable for The Trusts shares purchased ...........         750            2,492          16,211            2,961
Payable for policy-related transactions ...........          --               --              --               --
                                                       --------        ---------       ---------        ---------
  Total liabilities ...............................         750            2,492          16,211            2,961
                                                       --------        ---------       ---------        ---------
Net Assets ........................................    $ 29,389        $ 133,226       $ 236,106        $ 114,217
                                                       ========        =========       =========        =========
Net Assets:
Accumulation Units ................................    $ 29,382        $ 133,100       $ 235,838        $ 114,087
Accumulation nonunitized ..........................          --               --              --               --
Retained by Equitable Life in Separate Account FP .           7              126             268              130
                                                       --------        ---------       ---------        ---------
Total net assets ..................................    $ 29,389        $ 133,226       $ 236,106        $ 114,217
                                                       ========        =========       =========        =========
Investments in shares of The Trusts, at cost ......    $ 29,785        $ 137,242       $ 239,077        $ 115,630
The Trusts shares held
 Class A ..........................................         746              807           2,731            4,211
 Class B ..........................................       3,056           18,557          26,857           13,954
Units outstanding (000's):
 Class A 0.00% ....................................          --               --              --               --
 Class A 0.60% ....................................          --               --              --               --
 Class A 0.80% ....................................          --               --              --               --
 Class A 0.90% ....................................          --               --              --               --
 Class B 0.00% ....................................          --               --              --               --
 Class B 0.60% ....................................          --                2               3                1
 Class B 0.60% ....................................          --               --              --               --
 Class B 0.80% ....................................          --               --              --               --
 Class B 0.90% ....................................          --               --              --               --
 Class B 0.90% ....................................          --               --              --               --

Unit value:
 Class A 0.00% ....................................    $ 105.73        $  103.01       $  105.20        $  107.76
 Class A 0.60% ....................................    $  77.73        $   72.27       $   79.23        $   65.48
 Class A 0.80% ....................................    $     --        $      --       $      --        $      --
 Class A 0.90% ....................................    $     --        $      --       $      --        $      --
 Class B 0.00% ....................................    $     --        $      --       $      --        $      --
 Class B 0.60% ....................................    $  77.00        $   68.38       $   79.68        $   62.46
 Class B 0.60% ....................................    $     --        $      --       $      --        $      --
 Class B 0.80% ....................................    $     --        $      --       $      --        $      --
 Class B 0.90% ....................................    $  76.77        $   68.17       $   79.44        $   62.27
 Class B 0.90% ....................................    $     --        $      --       $      --        $      --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                             AXA Premier
                                                          VIP Small/Mid Cap     AXA Premier
                                                                Value         VIP Technology   Davis Value
                                                         ------------------- ---------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....     $ 6,700,363         $ 46,661       $ 21,049
Receivable for The Trusts shares sold ..................              --               --             --
Receivable for policy-related transactions .............          12,745            2,735             --
                                                             -----------         --------       --------
  Total assets .........................................       6,713,108           49,396         21,049
                                                             -----------         --------       --------
Liabilities:
Payable for The Trusts shares purchased ................          12,795            2,685             --
Payable for policy-related transactions ................              --               --             --
                                                             -----------         --------       --------
  Total liabilities ....................................          12,795            2,685             --
                                                             -----------         --------       --------
Net Assets .............................................     $ 6,700,313         $ 46,711       $ 21,049
                                                             ===========         ========       ========
Net Assets:
Accumulation Units .....................................     $ 6,687,441         $ 46,687       $ 21,034
Accumulation nonunitized ...............................              --               --             --
Retained by Equitable Life in Separate Account FP ......          12,872               24             15
                                                             -----------         --------       --------
Total net assets .......................................     $ 6,700,313         $ 46,711       $ 21,049
                                                             ===========         ========       ========
Investments in shares of The Trusts, at cost ...........     $ 6,801,674         $ 51,690       $ 21,217
The Trusts shares held
 Class A ...............................................           5,169            2,424          2,567
 Class B ...............................................         892,004            5,405             --
Units outstanding (000's):
 Class A 0.00% .........................................              --               --             --
 Class A 0.60% .........................................              --               --             --
 Class A 0.80% .........................................              --               --             --
 Class A 0.90% .........................................              --               --             --
 Class B 0.00% .........................................               7               --             --
 Class B 0.60% .........................................              76                1             --
 Class B 0.60% .........................................              --               --             --
 Class B 0.80% .........................................              --               --             --
 Class B 0.90% .........................................               6               --             --
 Class B 0.90% .........................................              --               --             --

Unit value:
 Class A 0.00% .........................................     $    111.49         $ 111.99       $     --
 Class A 0.60% .........................................     $     73.58         $  62.27       $  88.86
 Class A 0.80% .........................................     $        --         $     --       $     --
 Class A 0.90% .........................................     $        --         $     --       $     --
 Class B 0.00% .........................................     $     74.70         $     --       $     --
 Class B 0.60% .........................................     $     74.25         $  57.06       $     --
 Class B 0.60% .........................................     $        --         $     --       $     --
 Class B 0.80% .........................................     $     74.10         $     --       $     --
 Class B 0.90% .........................................     $     74.03         $  56.89       $     --
 Class B 0.90% .........................................     $        --         $     --       $     --



                                                                                   EQ/Alliance         EQ/Alliance
                                                          EQ/Aggressive Stock      Common Stock     Growth and Income
                                                         --------------------- ------------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $ 388,742,261       $ 1,582,201,573      $ 325,200,661
Receivable for The Trusts shares sold ..................                --             2,854,485                 --
Receivable for policy-related transactions .............                --                    --            356,282
                                                             -------------       ---------------      -------------
  Total assets .........................................       388,742,261         1,585,056,058        325,556,943
                                                             -------------       ---------------      -------------
Liabilities:
Payable for The Trusts shares purchased ................           107,971                    --            365,867
Payable for policy-related transactions ................            56,930             4,271,086                 --
                                                             -------------       ---------------      -------------
  Total liabilities ....................................           164,901             4,271,086            365,867
                                                             -------------       ---------------      -------------
Net Assets .............................................     $ 388,577,360       $ 1,580,784,972      $ 325,191,076
                                                             =============       ===============      =============
Net Assets:
Accumulation Units .....................................     $ 387,703,373       $ 1,576,531,873      $ 324,746,091
Accumulation nonunitized ...............................           767,494             4,209,690            168,739
Retained by Equitable Life in Separate Account FP ......           106,493                43,409            276,246
                                                             -------------       ---------------      -------------
Total net assets .......................................     $ 388,577,360       $ 1,580,784,972      $ 325,191,076
                                                             =============       ===============      =============
Investments in shares of The Trusts, at cost ...........     $ 593,090,870       $ 3,053,257,802      $ 427,091,184
The Trusts shares held
 Class A ...............................................        23,404,342           141,781,727         20,595,681
 Class B ...............................................           474,961             9,187,093          4,703,751
Units outstanding (000's):
 Class A 0.00% .........................................               317                   634                173
 Class A 0.60% .........................................               791                 2,593                914
 Class A 0.80% .........................................                31                    68                 14
 Class A 0.90% .........................................               164                   450                119
 Class B 0.00% .........................................                --                    --                 --
 Class B 0.60% .........................................               149                 1,424                684
 Class B 0.60% .........................................                --                    --                 --
 Class B 0.80% .........................................                --                    --                 --
 Class B 0.90% .........................................                --                    --                 --
 Class B 0.90% .........................................                --                    --                 --

Unit value:
 Class A 0.00% .........................................     $       99.75       $        177.96      $      230.51
 Class A 0.60% .........................................     $      414.73       $        488.55      $      215.70
 Class A 0.80% .........................................     $       62.12       $        120.43      $      170.05
 Class A 0.90% .........................................     $      112.54       $        207.42      $      209.75
 Class B 0.00% .........................................     $          --       $            --      $          --
 Class B 0.60% .........................................     $       51.07       $         67.02      $       87.98
 Class B 0.60% .........................................     $          --       $            --      $          --
 Class B 0.80% .........................................     $          --       $            --      $          --
 Class B 0.90% .........................................     $       50.39       $         66.13      $      100.27
 Class B 0.90% .........................................     $          --       $            --      $          --



                                                            EQ/Alliance
                                                            Intermediate
                                                             Government
                                                             Securities
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 203,702,714
Receivable for The Trusts shares sold ..................         780,761
Receivable for policy-related transactions .............              --
                                                           -------------
  Total assets .........................................     204,483,475
                                                           -------------
Liabilities:
Payable for The Trusts shares purchased ................              --
Payable for policy-related transactions ................         805,444
                                                           -------------
  Total liabilities ....................................         805,444
                                                           -------------
Net Assets .............................................   $ 203,678,031
                                                           =============
Net Assets:
Accumulation Units .....................................   $ 203,209,607
Accumulation nonunitized ...............................         332,259
Retained by Equitable Life in Separate Account FP ......         136,165
                                                           -------------
Total net assets .......................................   $ 203,678,031
                                                           =============
Investments in shares of The Trusts, at cost ...........   $ 198,856,688
The Trusts shares held
 Class A ...............................................      17,274,242
 Class B ...............................................       2,517,106
Units outstanding (000's):
 Class A 0.00% .........................................             312
 Class A 0.60% .........................................             544
 Class A 0.80% .........................................               3
 Class A 0.90% .........................................              66
 Class B 0.00% .........................................              --
 Class B 0.60% .........................................             205
 Class B 0.60% .........................................              --
 Class B 0.80% .........................................              --
 Class B 0.90% .........................................              --
 Class B 0.90% .........................................              --

Unit value:
 Class A 0.00% .........................................   $      174.96
 Class A 0.60% .........................................   $      204.02
 Class A 0.80% .........................................   $      148.16
 Class A 0.90% .........................................   $      169.94
 Class B 0.00% .........................................   $          --
 Class B 0.60% .........................................   $      125.69
 Class B 0.60% .........................................   $          --
 Class B 0.80% .........................................   $          --
 Class B 0.90% .........................................   $      127.05
 Class B 0.90% .........................................   $          --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance       EQ/Alliance      EQ/Alliance
                                                      International    Premier Growth     Quality Bond
                                                    ----------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 386,580,745    $  78,025,067     $ 168,402,884
Receivable for The Trusts shares sold .............          84,310               --         3,579,209
Receivable for policy-related transactions ........              --               --                --
                                                      -------------    -------------     -------------
  Total assets ....................................     386,665,055       78,025,067       171,982,093
                                                      -------------    -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........              --           29,536                --
Payable for policy-related transactions ...........         255,567           94,671         3,586,935
                                                      -------------    -------------     -------------
  Total liabilities ...............................         255,567          124,207         3,586,935
                                                      -------------    -------------     -------------
Net Assets ........................................   $ 386,409,488    $  77,900,860     $ 168,395,158
                                                      =============    =============     =============
Net Assets:
Accumulation Units ................................   $ 385,290,233    $  77,843,434     $ 168,186,255
Accumulation nonunitized ..........................         446,175               --           125,875
Retained by Equitable Life in Separate Account FP .         673,080           57,426            83,028
                                                      -------------    -------------     -------------
Total net assets ..................................   $ 386,409,488    $  77,900,860     $ 168,395,158
                                                      =============    =============     =============
Investments in shares of The Trusts, at cost ......   $ 404,977,563    $ 113,053,884     $ 163,518,322
The Trusts shares held
 Class A ..........................................      49,732,443            6,780        14,121,718
 Class B ..........................................       3,750,668       15,493,275         2,446,854
Units outstanding (000's):
 Class A 0.00% ....................................             330               --               266
 Class A 0.60% ....................................           3,241               --               512
 Class A 0.80% ....................................              17               --                 3
 Class A 0.90% ....................................             291               --                55
 Class B 0.00% ....................................              --              114                --
 Class B 0.60% ....................................             381            1,356               189
 Class B 0.60% ....................................              --               --                --
 Class B 0.80% ....................................              --                8                --
 Class B 0.90% ....................................              --               77                --
 Class B 0.90% ....................................              --               --                --

Unit value:
 Class A 0.00% ....................................   $       96.54    $      100.34     $      186.96
 Class A 0.60% ....................................   $       92.14    $       72.69     $      166.82
 Class A 0.80% ....................................   $       76.87    $          --     $      155.71
 Class A 0.90% ....................................   $       90.01    $          --     $      162.22
 Class B 0.00% ....................................   $          --    $       51.08     $          --
 Class B 0.60% ....................................   $       69.94    $       49.99     $      125.90
 Class B 0.60% ....................................   $          --    $          --     $          --
 Class B 0.80% ....................................   $          --    $       49.63     $          --
 Class B 0.90% ....................................   $       67.72    $       49.45     $      126.38
 Class B 0.90% ....................................   $          --    $          --     $          --



                                                       EQ/Alliance                                            EQ/Bernstein
                                                        Small Cap        EQ/Alliance                          Diversified
                                                          Growth         Technology        EQ/Balanced           Value
                                                    ----------------- ---------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 116,346,253     $ 32,310,849     $ 1,301,848,668     $ 108,740,758
Receivable for The Trusts shares sold .............              --           28,245                  --                --
Receivable for policy-related transactions ........         117,827               --                  --           169,787
                                                      -------------     ------------     ---------------     -------------
  Total assets ....................................     116,464,080       32,339,094       1,301,848,668       108,910,545
                                                      -------------     ------------     ---------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........         102,535               --              28,922           169,761
Payable for policy-related transactions ...........              --           28,365           1,588,635                --
                                                      -------------     ------------     ---------------     -------------
  Total liabilities ...............................         102,535           28,365           1,617,557           169,761
                                                      -------------     ------------     ---------------     -------------
Net Assets ........................................   $ 116,361,545     $ 32,310,729     $ 1,300,231,111     $ 108,740,784
                                                      =============     ============     ===============     =============
Net Assets:
Accumulation Units ................................   $ 116,289,651     $ 32,196,517     $ 1,296,403,818     $ 108,629,980
Accumulation nonunitized ..........................              --               --           3,097,312                --
Retained by Equitable Life in Separate Account FP .          71,894          114,212             729,981           110,804
                                                      -------------     ------------     ---------------     -------------
Total net assets ..................................   $ 116,361,545     $ 32,310,729     $ 1,300,231,111     $ 108,740,784
                                                      =============     ============     ===============     =============
Investments in shares of The Trusts, at cost ......   $ 154,491,154     $ 49,092,559     $ 1,403,288,463     $ 126,510,503
The Trusts shares held
 Class A ..........................................      10,171,629            1,338          99,992,771            10,087
 Class B ..........................................       2,762,539       10,819,637           3,851,707        10,833,678
Units outstanding (000's):
 Class A 0.00% ....................................             140               --                 424                --
 Class A 0.60% ....................................             666               --               2,547                 1
 Class A 0.80% ....................................               7               --                  22                --
 Class A 0.90% ....................................              66               --                 479                --
 Class B 0.00% ....................................              --              104                  --               236
 Class B 0.60% ....................................             312              946                 524               834
 Class B 0.60% ....................................              --               --                  --                10
 Class B 0.80% ....................................              --                4                  --                 5
 Class B 0.90% ....................................              --               41                  --                83
 Class B 0.90% ....................................              --               --                  --                --

Unit value:
 Class A 0.00% ....................................   $      107.54     $     111.29     $        182.16     $      110.15
 Class A 0.60% ....................................   $      103.93     $         --     $        424.44     $       82.71
 Class A 0.80% ....................................   $      102.75     $         --     $        140.40     $          --
 Class A 0.90% ....................................   $      102.16     $         --     $        179.69     $          --
 Class B 0.00% ....................................   $          --     $      29.86     $            --     $       84.16
 Class B 0.60% ....................................   $       78.76     $      29.38     $         91.64     $       95.52
 Class B 0.60% ....................................   $          --     $         --     $            --     $       82.03
 Class B 0.80% ....................................   $          --     $      29.22     $            --     $       81.91
 Class B 0.90% ....................................   $       77.71     $      29.14     $         99.02     $       94.25
 Class B 0.90% ....................................   $          --     $         --     $            --     $          --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      EQ/Calvert     EQ/Capital      EQ/Capital
                                                       Socially       Guardian        Guardian
                                                     Responsible   International      Research
                                                    ------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 50,844      $ 1,397,618     $ 52,842,695
Receivable for The Trusts shares sold .............         --               --               --
Receivable for policy-related transactions ........         --            2,350          161,562
                                                      --------      -----------     ------------
  Total assets ....................................     50,844        1,399,968       53,004,257
                                                      --------      -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........         --            2,350            9,993
Payable for policy-related transactions ...........         --               --               --
                                                      --------      -----------     ------------
  Total liabilities ...............................         --            2,350            9,993
                                                      --------      -----------     ------------
Net Assets ........................................   $ 50,844      $ 1,397,618     $ 52,994,264
                                                      ========      ===========     ============
Net Assets:
Accumulation Units ................................   $     --      $ 1,306,498     $ 52,660,425
Accumulation nonunitized ..........................         --               --               --
Retained by Equitable Life in Separate Account FP .     50,844           91,120          333,839
                                                      --------      -----------     ------------
Total net assets ..................................   $ 50,844      $ 1,397,618     $ 52,994,264
                                                      ========      ===========     ============
Investments in shares of The Trusts, at cost ......   $ 50,000      $ 1,661,346     $ 56,820,385
The Trusts shares held
 Class A ..........................................      8,642           11,418            9,907
 Class B ..........................................         --          178,800        6,421,356
Units outstanding (000's):
 Class A 0.00% ....................................         --               --               --
 Class A 0.60% ....................................         --               --               --
 Class A 0.80% ....................................         --               --               --
 Class A 0.90% ....................................         --               --               --
 Class B 0.00% ....................................         --               --              116
 Class B 0.60% ....................................         --               19              475
 Class B 0.60% ....................................         --               --               --
 Class B 0.80% ....................................         --               --                5
 Class B 0.90% ....................................         --               --               37
 Class B 0.90% ....................................         --               --               --

Unit value:
 Class A 0.00% ....................................   $ 102.86      $    106.79     $     108.94
 Class A 0.60% ....................................   $     --      $     83.46     $      74.73
 Class A 0.80% ....................................   $     --      $        --     $         --
 Class A 0.90% ....................................   $     --      $        --     $         --
 Class B 0.00% ....................................   $     --      $        --     $      84.46
 Class B 0.60% ....................................   $  64.54      $     69.16     $      82.78
 Class B 0.60% ....................................   $     --      $        --     $         --
 Class B 0.80% ....................................   $     --      $        --     $      82.22
 Class B 0.90% ....................................   $  63.89      $     68.46     $      81.95
 Class B 0.90% ....................................   $     --      $        --     $         --



                                                       EQ/Capital
                                                     Guardian U.S.     EQ/Emerging     EQ/Equity 500     EQ/Evergreen
                                                         Equity      Markets Equity        Index            Omega
                                                    --------------- ---------------- ----------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value   $ 24,428,137     $ 41,022,265     $ 507,032,283     $ 1,978,733
Receivable for The Trusts shares sold .............            --               --         2,762,938              --
Receivable for policy-related transactions ........        10,397          197,567                --          15,867
                                                     ------------     ------------     -------------     -----------
  Total assets ....................................    24,438,534       41,219,832       509,795,221       1,994,600
                                                     ------------     ------------     -------------     -----------
Liabilities:
Payable for The Trusts shares purchased ...........        10,404          198,091                --          15,867
Payable for policy-related transactions ...........            --               --         2,993,398              --
                                                     ------------     ------------     -------------     -----------
  Total liabilities ...............................        10,404          198,091         2,993,398          15,867
                                                     ------------     ------------     -------------     -----------
Net Assets ........................................  $ 24,428,130     $ 41,021,741     $ 506,801,823     $ 1,978,733
                                                     ============     ============     =============     ===========
Net Assets:
Accumulation Units ................................  $ 24,283,987     $ 40,924,475     $ 506,282,947     $ 1,919,317
Accumulation nonunitized ..........................            --               --           319,851              --
Retained by Equitable Life in Separate Account FP .       144,143           97,266           199,025          59,416
                                                     ------------     ------------     -------------     -----------
Total net assets ..................................  $ 24,428,130     $ 41,021,741     $ 506,801,823     $ 1,978,733
                                                     ============     ============     =============     ===========
Investments in shares of The Trusts, at cost ......  $ 26,683,586     $ 48,270,786     $ 667,373,594     $ 2,317,326
The Trusts shares held
 Class A ..........................................        11,925           11,656        26,558,905           8,215
 Class B ..........................................     3,131,734        7,752,355         3,424,506         317,801
Units outstanding (000's):
 Class A 0.00% ....................................            --               --               455              --
 Class A 0.60% ....................................            --               --             1,519              --
 Class A 0.80% ....................................            --               --                20              --
 Class A 0.90% ....................................            --               --               212              --
 Class B 0.00% ....................................            35              138                --               5
 Class B 0.60% ....................................           257              496               869              28
 Class B 0.60% ....................................            --               15                --              --
 Class B 0.80% ....................................             1                3                --              --
 Class B 0.90% ....................................            16               32                --              --
 Class B 0.90% ....................................            --               --                --              --

Unit value:
 Class A 0.00% ....................................  $     111.76     $     111.41     $      211.57     $    101.93
 Class A 0.60% ....................................  $      75.92     $         --     $      202.71     $        --
 Class A 0.80% ....................................  $         --     $         --     $      140.26     $        --
 Class A 0.90% ....................................  $         --     $         --     $      197.37     $        --
 Class B 0.00% ....................................  $      80.24     $      61.00     $          --     $     59.63
 Class B 0.60% ....................................  $      78.64     $      59.06     $       66.22     $     56.63
 Class B 0.60% ....................................  $         --     $      80.07     $          --     $        --
 Class B 0.80% ....................................  $      78.12     $      58.42     $          --     $     58.05
 Class B 0.90% ....................................  $      77.86     $      58.11     $       75.18     $     57.85
 Class B 0.90% ....................................  $         --     $         --     $          --     $        --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                            EQ/FI
                                                     EQ/FI Mid Cap   Small/Mid Cap Value    EQ/High Yield
                                                    --------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $ 30,144,282       $ 118,573,595       $ 125,118,141
Receivable for The Trusts shares sold .............            --                  --           1,134,786
Receivable for policy-related transactions ........       479,534              52,968                  --
                                                     ------------       -------------       -------------
  Total assets ....................................    30,623,816         118,626,563         126,252,927
                                                     ------------       -------------       -------------
Liabilities:
Payable for The Trusts shares purchased ...........       479,556              53,633                  --
Payable for policy-related transactions ...........            --                  --           1,264,853
                                                     ------------       -------------       -------------
  Total liabilities ...............................       479,556              53,633           1,264,853
                                                     ------------       -------------       -------------
Net Assets ........................................  $ 30,144,260       $ 118,572,930       $ 124,988,074
                                                     ============       =============       =============
Net Assets:
Accumulation Units ................................  $ 29,953,549       $ 118,493,026       $ 124,013,733
Accumulation nonunitized ..........................            --                  --             791,016
Retained by Equitable Life in Separate Account FP .       190,711              79,904             183,325
                                                     ------------       -------------       -------------
Total net assets ..................................  $ 30,144,260       $ 118,572,930       $ 124,988,074
                                                     ============       =============       =============
Investments in shares of The Trusts, at cost ......  $ 33,563,763       $ 137,805,962       $ 156,577,251
The Trusts shares held
 Class A ..........................................        15,032              10,289          24,091,458
 Class B ..........................................     4,250,818          12,034,324           1,857,008
Units outstanding (000's):
 Class A 0.00% ....................................            --                   1                 139
 Class A 0.60% ....................................            --                  --                 335
 Class A 0.80% ....................................            --                  --                   7
 Class A 0.90% ....................................            --                  --                  46
 Class B 0.00% ....................................            40                 147                  --
 Class B 0.60% ....................................           373                 937                 118
 Class B 0.60% ....................................            --                  35                  --
 Class B 0.80% ....................................             1                   5                  --
 Class B 0.90% ....................................            13                  77                  --
 Class B 0.90% ....................................            --                  --                  --

Unit value:
 Class A 0.00% ....................................  $     108.51       $      107.13       $      143.63
 Class A 0.60% ....................................  $      80.95       $       80.65       $      260.62
 Class A 0.80% ....................................  $         --       $          --       $      105.76
 Class A 0.90% ....................................  $         --       $          --       $      159.39
 Class B 0.00% ....................................  $      70.90       $      101.79       $          --
 Class B 0.60% ....................................  $      69.91       $       98.37       $       74.96
 Class B 0.60% ....................................  $         --       $       95.56       $          --
 Class B 0.80% ....................................  $      69.58       $       97.25       $          --
 Class B 0.90% ....................................  $      69.42       $       96.70       $       73.96
 Class B 0.90% ....................................  $         --       $       76.24       $          --



                                                                                            EQ/Janus        EQ/Lazard
                                                     EQ/International   EQ/J.P. Morgan      Large Cap       Small Cap
                                                       Equity Index        Core Bond         Growth           Value
                                                    ------------------ ---------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value      $ 460,071        $ 12,115,711     $ 15,966,748     $ 2,441,563
Receivable for The Trusts shares sold .............            --                  --          131,991              --
Receivable for policy-related transactions ........            --              17,146               --           1,504
                                                        ---------        ------------     ------------     -----------
  Total assets ....................................       460,071          12,132,857       16,098,739       2,443,067
                                                        ---------        ------------     ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ...........            --              17,146               --           1,504
Payable for policy-related transactions ...........           570                  --          131,991              --
                                                        ---------        ------------     ------------     -----------
  Total liabilities ...............................           570              17,146          131,991           1,504
                                                        ---------        ------------     ------------     -----------
Net Assets ........................................     $ 459,501        $ 12,115,711     $ 15,966,748     $ 2,441,563
                                                        =========        ============     ============     ===========
Net Assets:
Accumulation Units ................................     $ 456,885        $ 11,984,234     $ 15,821,083     $ 2,375,670
Accumulation nonunitized ..........................            --                  --               --              --
Retained by Equitable Life in Separate Account FP .         2,616             131,477          145,665          65,893
                                                        ---------        ------------     ------------     -----------
Total net assets ..................................     $ 459,501        $ 12,115,711     $ 15,966,748     $ 2,441,563
                                                        =========        ============     ============     ===========
Investments in shares of The Trusts, at cost ......     $ 546,860        $ 11,924,415     $ 21,295,282     $ 2,791,959
The Trusts shares held
 Class A ..........................................           525              11,712           15,821           5,870
 Class B ..........................................        64,292           1,070,642        3,516,012         243,979
Units outstanding (000's):
 Class A 0.00% ....................................            --                  --               --              --
 Class A 0.60% ....................................            --                  --               --              --
 Class A 0.80% ....................................            --                  --               --              --
 Class A 0.90% ....................................            --                  --               --              --
 Class B 0.00% ....................................            --                  --               56              --
 Class B 0.60% ....................................             7                  56              283              12
 Class B 0.60% ....................................            --                  36               --               9
 Class B 0.80% ....................................            --                  --                1              --
 Class B 0.90% ....................................            --                  --               13              --
 Class B 0.90% ....................................            --                  --               --              --

Unit value:
 Class A 0.00% ....................................     $  104.71        $     102.25     $     103.96     $    109.56
 Class A 0.60% ....................................     $   81.78        $     108.95     $      44.54     $        --
 Class A 0.80% ....................................     $      --        $         --     $         --     $        --
 Class A 0.90% ....................................     $      --        $         --     $         --     $        --
 Class B 0.00% ....................................     $      --        $         --     $      45.27     $        --
 Class B 0.60% ....................................     $   63.10        $     132.34     $      44.64     $    115.35
 Class B 0.60% ....................................     $   62.25        $     130.09     $         --     $    112.31
 Class B 0.80% ....................................     $      --        $         --     $      44.43     $        --
 Class B 0.90% ....................................     $   62.26        $     130.58     $      44.32     $    113.81
 Class B 0.90% ....................................     $      --        $         --     $         --     $        --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                                             EQ/MFS
                                                                         EQ/Mercury         Emerging
                                                       EQ/Marsico       Basic Value          Growth
                                                          Focus            Equity          Companies
                                                    ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 21,541,567     $ 113,276,191     $ 132,193,157
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........         73,091           160,717                --
                                                      ------------     -------------     -------------
  Total assets ....................................     21,614,658       113,436,908       132,193,157
                                                      ------------     -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........         73,091           163,954            41,238
Payable for policy-related transactions ...........             --                --            38,578
                                                      ------------     -------------     -------------
  Total liabilities ...............................         73,091           163,954            79,816
                                                      ------------     -------------     -------------
Net Assets ........................................   $ 21,541,567     $ 113,272,954     $ 132,113,341
                                                      ============     =============     =============
Net Assets:
Accumulation Units ................................   $ 21,467,823     $ 113,142,872     $ 132,024,309
Accumulation nonunitized ..........................             --                --                --
Retained by Equitable Life in Separate Account FP .         73,744           130,082            89,032
                                                      ------------     -------------     -------------
Total net assets ..................................   $ 21,541,567     $ 113,272,954     $ 132,113,341
                                                      ============     =============     =============
Investments in shares of The Trusts, at cost ......   $ 22,962,145     $ 133,540,060     $ 224,584,465
The Trusts shares held
 Class A ..........................................          7,653             6,266               223
 Class B ..........................................      2,132,260        10,031,579        14,689,075
Units outstanding (000's):
 Class A 0.00% ....................................             --                --                --
 Class A 0.60% ....................................             --                --                --
 Class A 0.80% ....................................             --                --                --
 Class A 0.90% ....................................             --                --                --
 Class B 0.00% ....................................             30               126               149
 Class B 0.60% ....................................            188               552             1,076
 Class B 0.60% ....................................             --                35                88
 Class B 0.80% ....................................              1                 4                 9
 Class B 0.90% ....................................             11                58                70
 Class B 0.90% ....................................             --                --                --

Unit value:
 Class A 0.00% ....................................   $      96.87     $      113.43     $      102.92
 Class A 0.60% ....................................   $         --     $          --     $       69.16
 Class A 0.80% ....................................   $         --     $          --     $          --
 Class A 0.90% ....................................   $         --     $          --     $          --
 Class B 0.00% ....................................   $      93.97     $      152.72     $      100.56
 Class B 0.60% ....................................   $      93.27     $      147.60     $       97.18
 Class B 0.60% ....................................   $         --     $       96.52     $       55.84
 Class B 0.80% ....................................   $      93.03     $      145.92     $       96.08
 Class B 0.90% ....................................   $      92.92     $      145.09     $       95.53
 Class B 0.90% ....................................   $         --     $          --     $          --



                                                         EQ/MFS                           EQ/Putnam        EQ/Putnam
                                                       Investors         EQ/Money         Growth &       International
                                                         Trust            Market        Income Value        Equity
                                                    --------------- ----------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 6,479,276     $ 475,000,142     $ 26,426,604     $ 60,167,277
Receivable for The Trusts shares sold .............            --                --               --               --
Receivable for policy-related transactions ........         4,821                --            5,707          193,293
                                                      -----------     -------------     ------------     ------------
  Total assets ....................................     6,484,097       475,000,142       26,432,311       60,360,570
                                                      -----------     -------------     ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........         4,821            33,732            9,271          194,250
Payable for policy-related transactions ...........            --         1,693,404               --               --
                                                      -----------     -------------     ------------     ------------
  Total liabilities ...............................         4,821         1,727,136            9,271          194,250
                                                      -----------     -------------     ------------     ------------
Net Assets ........................................   $ 6,479,276     $ 473,273,006     $ 26,423,040     $ 60,166,320
                                                      ===========     =============     ============     ============
Net Assets:
Accumulation Units ................................   $ 6,338,309     $ 471,273,424     $ 26,276,041     $ 60,004,871
Accumulation nonunitized ..........................            --         1,885,725               --               --
Retained by Equitable Life in Separate Account FP .       140,967           113,857          146,999          161,449
                                                      -----------     -------------     ------------     ------------
Total net assets ..................................   $ 6,479,276     $ 473,273,006     $ 26,423,040     $ 60,166,320
                                                      ===========     =============     ============     ============
Investments in shares of The Trusts, at cost ......   $ 7,619,514     $ 478,848,277     $ 32,967,021     $ 70,127,609
The Trusts shares held
 Class A ..........................................        11,198        34,941,850            5,883           12,454
 Class B ..........................................       908,733        10,892,047        2,934,464        6,934,569
Units outstanding (000's):
 Class A 0.00% ....................................            --               744               --               --
 Class A 0.60% ....................................            --             1,072               --               --
 Class A 0.80% ....................................            --                 4               --               --
 Class A 0.90% ....................................            --               129               --               --
 Class B 0.00% ....................................            10                --               49              134
 Class B 0.60% ....................................            72               919              175              507
 Class B 0.60% ....................................            --                --               22               11
 Class B 0.80% ....................................            --                --                2                3
 Class B 0.90% ....................................            12                --               18               59
 Class B 0.90% ....................................            --                --               --               --

Unit value:
 Class A 0.00% ....................................   $    103.54     $      145.34     $     109.02     $     105.66
 Class A 0.60% ....................................   $        --     $      221.88     $         --     $      81.60
 Class A 0.80% ....................................   $        --     $      128.12     $         --     $         --
 Class A 0.90% ....................................   $        --     $      143.37     $         --     $         --
 Class B 0.00% ....................................   $     68.22     $      118.93     $     104.17     $      79.03
 Class B 0.60% ....................................   $     66.76     $      115.79     $     100.68     $      85.28
 Class B 0.60% ....................................   $        --     $          --     $      70.66     $      83.52
 Class B 0.80% ....................................   $     66.28     $          --     $      99.53     $      76.92
 Class B 0.90% ....................................   $     66.05     $      114.25     $      98.97     $      84.14
 Class B 0.90% ....................................   $        --     $          --     $         --     $         --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                                       EQ/Small
                                                       EQ/Putnam       Company     MFS Mid Cap
                                                        Voyager         Index         Growth
                                                    --------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value    $ 1,433,504     $ 638,991      $   416
Receivable for The Trusts shares sold .............        12,509            --           --
Receivable for policy-related transactions ........            --        64,684           --
                                                      -----------     ---------      -------
  Total assets ....................................     1,446,013       703,675          416
                                                      -----------     ---------      -------
Liabilities:
Payable for The Trusts shares purchased ...........            --           341           --
Payable for policy-related transactions ...........        12,509            --           --
                                                      -----------     ---------      -------
  Total liabilities ...............................        12,509           341           --
                                                      -----------     ---------      -------
Net Assets ........................................   $ 1,433,504     $ 703,334      $   416
                                                      ===========     =========      =======
Net Assets:
Accumulation Units ................................   $ 1,374,057     $ 558,373      $   415
Accumulation nonunitized ..........................            --            --           --
Retained by Equitable Life in Separate Account FP .        59,447       144,961            1
                                                      -----------     ---------      -------
Total net assets ..................................   $ 1,433,504     $ 703,334      $   416
                                                      ===========     =========      =======
Investments in shares of The Trusts, at cost ......   $ 1,967,282     $ 756,765      $   421
The Trusts shares held
 Class A ..........................................         5,310        12,066           92
 Class B ..........................................       144,281        76,793           --
Units outstanding (000's):
 Class A 0.00% ....................................            --            --           --
 Class A 0.60% ....................................            --            --           --
 Class A 0.80% ....................................            --            --           --
 Class A 0.90% ....................................            --            --           --
 Class B 0.00% ....................................            --            --           --
 Class B 0.60% ....................................            17             5           --
 Class B 0.60% ....................................             5             1           --
 Class B 0.80% ....................................            --            --           --
 Class B 0.90% ....................................            --            --           --
 Class B 0.90% ....................................            --            --           --

Unit value:
 Class A 0.00% ....................................   $    102.48     $  111.41      $    --
 Class A 0.60% ....................................   $        --     $   76.53      $ 78.30
 Class A 0.80% ....................................   $        --     $      --      $    --
 Class A 0.90% ....................................   $        --     $      --      $    --
 Class B 0.00% ....................................   $        --     $      --      $    --
 Class B 0.60% ....................................   $     63.54     $   89.02      $    --
 Class B 0.60% ....................................   $     55.78     $   87.88      $    --
 Class B 0.80% ....................................   $        --     $      --      $    --
 Class B 0.90% ....................................   $     62.69     $   87.83      $    --
 Class B 0.90% ....................................   $        --     $      --      $    --



                                                        PIMCO      PIMCO Total     U.S. Real     Vanguard VIF
                                                     Renaissance      Return         Estate      Equity Index
                                                    ------------- ------------- --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value    $ 20,840      $ 31,697      $ 1,304,964     $ 111,405
Receivable for The Trusts shares sold .............         --            --               --            --
Receivable for policy-related transactions ........     12,878           100              109            --
                                                      --------      --------      -----------     ---------
  Total assets ....................................     33,718        31,797        1,305,073       111,405
                                                      --------      --------      -----------     ---------
Liabilities:
Payable for The Trusts shares purchased ...........     13,085            --               15            --
Payable for policy-related transactions ...........         --            --               --            --
                                                      --------      --------      -----------     ---------
  Total liabilities ...............................     13,085            --               15            --
                                                      --------      --------      -----------     ---------
Net Assets ........................................   $ 20,633      $ 31,797      $ 1,305,058     $ 111,405
                                                      ========      ========      ===========     =========
Net Assets:
Accumulation Units ................................   $  3,848      $ 31,761      $ 1,304,964     $ 111,286
Accumulation nonunitized ..........................         --            --               --            --
Retained by Equitable Life in Separate Account FP .     16,785            36               94           119
                                                      --------      --------      -----------     ---------
Total net assets ..................................   $ 20,633      $ 31,797      $ 1,305,058     $ 111,405
                                                      ========      ========      ===========     =========
Investments in shares of The Trusts, at cost ......   $ 20,827      $ 31,552      $ 1,353,643     $ 113,635
The Trusts shares held
 Class A ..........................................      2,374         3,109          115,178         5,139
 Class B ..........................................         --            --               --            --
Units outstanding (000's):
 Class A 0.00% ....................................         --            --               12            --
 Class A 0.60% ....................................         --            --               --             1
 Class A 0.80% ....................................         --            --               --            --
 Class A 0.90% ....................................         --            --               --            --
 Class B 0.00% ....................................         --            --               --            --
 Class B 0.60% ....................................         --            --               --            --
 Class B 0.60% ....................................         --            --               --            --
 Class B 0.80% ....................................         --            --               --            --
 Class B 0.90% ....................................         --            --               --            --
 Class B 0.90% ....................................         --            --               --            --

Unit value:
 Class A 0.00% ....................................   $ 119.73      $     --      $    105.10     $      --
 Class A 0.60% ....................................   $  87.10      $ 107.65      $        --     $   77.35
 Class A 0.80% ....................................   $     --      $     --      $        --     $      --
 Class A 0.90% ....................................   $     --      $     --      $        --     $      --
 Class B 0.00% ....................................   $     --      $     --      $        --     $      --
 Class B 0.60% ....................................   $     --      $     --      $        --     $      --
 Class B 0.60% ....................................   $     --      $     --      $        --     $      --
 Class B 0.80% ....................................   $     --      $     --      $        --     $      --
 Class B 0.90% ....................................   $     --      $     --      $        --     $      --
 Class B 0.90% ....................................   $     --      $     --      $        --     $      --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        AXA Premier VIP  AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International      Large Cap
                                                     Core Bond (e)    Health Care (e)     Equity (e)     Core Equity (e)
                                                   ----------------- ----------------- ---------------- -----------------
                                                          2002              2002             2002              2002
                                                   ----------------- ----------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $420,336         $      --         $     --          $   25
 Expenses:
  Mortality and expense risk charges .............        30,415             6,461              135               7
                                                        --------         ---------         --------          ------
Net Investment Income (Loss) .....................       389,921            (6,461)            (135)             18
                                                        --------         ---------         --------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        66,068           (61,765)          (1,759)             --
  Realized gain distribution from The Trusts .....            --                --               --              --
                                                        --------         ---------         --------          ------
 Net realized gain (loss) ........................        66,068           (61,765)          (1,759)             --
                                                        --------         ---------         --------          ------
 Change in unrealized appreciation
  (depreciation) of investments ..................       118,318           (27,114)          (1,906)           (397)
                                                        --------         ---------         --------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       184,386           (88,879)          (3,665)           (397)
                                                        --------         ---------         --------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $574,307         $ (95,340)        $ (3,800)         $ (379)
                                                        ========         =========         ========          ======



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                       Growth (e)        Value (e)         Growth (e)        Value (e)
                                                   ----------------- ----------------- ----------------- -----------------
                                                          2002              2002              2002              2002
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     --          $    973          $     --         $       --
 Expenses:
  Mortality and expense risk charges .............          133               275               133             12,312
                                                       --------          --------          --------         ----------
Net Investment Income (Loss) .....................         (133)              698              (133)           (12,312)
                                                       --------          --------          --------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (116)              654              (519)          (368,050)
  Realized gain distribution from The Trusts .....           --                --                --                 --
                                                       --------          --------          --------         ----------
 Net realized gain (loss) ........................         (116)              654              (519)          (368,050)
                                                       --------          --------          --------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,016)           (2,971)           (1,413)          (101,311)
                                                       --------          --------          --------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (4,132)           (2,317)           (1,932)          (469,361)
                                                       --------          --------          --------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (4,265)         $ (1,619)         $ (2,065)        $ (481,673)
                                                       ========          ========          ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Premier VIP
                                                    Technology (e)   Davis Value (f)
                                                   ---------------- -----------------
                                                         2002              2002
                                                   ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     --          $ 120
 Expenses:
  Mortality and expense risk charges .............           40             15
                                                       --------          -----
Net Investment Income (Loss) .....................          (40)           105
                                                       --------          -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (513)              (4)
  Realized gain distribution from The Trusts .....           --             --
                                                       --------          -------
 Net realized gain (loss) ........................         (513)              (4)
                                                       --------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (5,029)          (168)
                                                       --------          -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (5,542)          (172)
                                                       --------          -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (5,582)         $ (67)
                                                       ========          =======



                                                                                                         EQ/Alliance Common
                                                                    EQ/Aggressive Stock                        Stock
                                                   ----------------------------------------------------- ------------------
                                                          2002              2001              2000              2002
                                                   ----------------- ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       63,335    $    3,459,227    $    3,434,784     $      998,921
 Expenses:
  Mortality and expense risk charges .............       2,736,010         3,763,915         5,519,701         11,182,451
                                                    --------------    --------------    --------------     --------------
Net Investment Income (Loss) .....................      (2,672,675)         (304,688)       (2,084,917)       (10,183,530)
                                                    --------------    --------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (59,641,031)     (212,487,401)       67,261,897       (282,690,026)
  Realized gain distribution from The Trusts .....              --                --        62,772,904                 --
                                                    --------------    --------------    --------------     --------------
 Net realized gain (loss) ........................     (59,641,031)     (212,487,401)      130,034,801       (282,690,026)
                                                    --------------    --------------    --------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (105,197,028)        3,263,156      (261,224,627)      (562,599,358)
                                                    --------------    --------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (164,838,059)     (209,224,245)     (131,189,826)      (845,289,384)
                                                    --------------    --------------    --------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (167,510,734)   $ (209,528,933)   $ (133,274,743)    $ (855,472,914)
                                                    ==============    ==============    ==============     ==============



                                                         EQ/Alliance Common Stock
                                                   -------------------------------------
                                                          2001               2000
                                                   ----------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   66,366,976    $      20,631,257
 Expenses:
  Mortality and expense risk charges .............      16,024,667           19,465,147
                                                    --------------    -----------------
Net Investment Income (Loss) .....................      50,342,309            1,166,110
                                                    --------------    -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (102,598,622)         227,158,194
  Realized gain distribution from The Trusts .....       3,428,990          596,359,479
                                                    --------------    -----------------
 Net realized gain (loss) ........................     (99,169,632)         823,517,673
                                                    --------------    -----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (277,010,784)      (1,333,854,337)
                                                    --------------    -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (376,180,416)        (510,336,664)
                                                    --------------    -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (325,838,107)   $    (509,170,554)
                                                    ==============    =================

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Growth and Income
                                                   -------------------------------------------------
                                                         2002             2001            2000
                                                   ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,048,679    $   3,584,835   $    2,446,807
 Expenses:
  Mortality and expense risk charges .............      1,955,357        1,879,561        1,420,402
                                                    -------------    -------------   --------------
Net Investment Income (Loss) .....................      3,093,322        1,705,274        1,026,405
                                                    -------------    -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (12,331,969)      (9,356,403)      26,185,528
  Realized gain distribution from The Trusts .....             --       15,642,007       27,698,101
                                                    -------------    -------------   --------------
 Net realized gain (loss) ........................    (12,331,969)       6,285,604       53,883,629
                                                    -------------    -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (79,684,492)     (14,338,526)     (35,037,744)
                                                    -------------    -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (92,016,461)      (8,052,922)      18,845,885
                                                    -------------    -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (88,923,139)   $  (6,347,648)  $   19,872,290
                                                    =============    =============   ==============



                                                      EQ/Alliance Intermediate Government
                                                                  Securities                      EQ/Alliance International
                                                   ----------------------------------------- -----------------------------------
                                                        2002          2001          2000            2002              2001
                                                   ------------- ------------- ------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 8,212,241   $4,259,499    $4,305,611     $          --     $   1,012,415
 Expenses:
  Mortality and expense risk charges .............      422,617      252,420       193,617           512,469           324,908
                                                    -----------   ----------    ----------     -------------     -------------
Net Investment Income (Loss) .....................    7,789,624    4,007,079     4,111,994          (512,469)          687,507
                                                    -----------   ----------    ----------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    3,211,141    1,290,483        (3,837)       (7,215,832)       (8,267,592)
  Realized gain distribution from The Trusts .....      223,853           --            --                --           262,362
                                                    -----------   ----------    ----------     -------------     -------------
 Net realized gain (loss) ........................    3,434,994    1,290,483        (3,837)       (7,215,832)       (8,005,230)
                                                    -----------   ----------    ----------     -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,872,609    1,797,986     2,567,919        (8,098,384)       (9,474,456)
                                                    -----------   ----------    ----------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    5,307,603    3,088,469     2,564,082       (15,314,216)      (17,479,686)
                                                    -----------   ----------    ----------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $13,097,227   $7,095,548    $6,676,076     $ (15,826,685)    $ (16,792,179)
                                                    ===========   ==========    ==========     =============     =============



                                                      EQ/Alliance
                                                     International
                                                   -----------------
                                                          2000
                                                   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     367,531
 Expenses:
  Mortality and expense risk charges .............         438,450
                                                     -------------
Net Investment Income (Loss) .....................         (70,919)
                                                     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,758,393)
  Realized gain distribution from The Trusts .....       6,771,361
                                                     -------------
 Net realized gain (loss) ........................       5,012,968
                                                     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (26,115,157)
                                                     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (21,102,189)
                                                     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (21,173,108)
                                                     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Alliance Premier Growth
                                                   ---------------------------------------------------
                                                         2002              2001             2000
                                                   ---------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $        9,667    $   2,922,865
 Expenses:
  Mortality and expense risk charges .............        533,187           955,890        2,519,013
                                                    -------------    --------------    -------------
Net Investment Income (Loss) .....................       (533,187)         (946,223)         403,852
                                                    -------------    --------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (12,440,696)     (127,060,769)       1,799,789
  Realized gain distribution from The Trusts .....             --                --               --
                                                    -------------    --------------    -------------
 Net realized gain (loss) ........................    (12,440,696)     (127,060,769)       1,799,789
                                                    -------------    --------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (23,255,572)       66,507,612      (83,349,563)
                                                    -------------    --------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (35,696,268)      (60,553,157)     (81,549,774)
                                                    -------------    --------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (36,229,455)   $  (61,499,380)   $ (81,145,922)
                                                    =============    ==============    =============



                                                             EQ/Alliance Quality Bond             EQ/Alliance Small Cap Growth
                                                   -------------------------------------------- ---------------------------------
                                                        2002           2001           2000            2002             2001
                                                   ------------- --------------- -------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 6,403,317   $  7,364,252    $ 27,213,134   $          --    $   1,582,483
 Expenses:
  Mortality and expense risk charges .............      675,800        885,373       2,318,268         706,838          753,493
                                                    -----------   ------------    ------------   -------------    -------------
Net Investment Income (Loss) .....................    5,727,517      6,478,879      24,894,866        (706,838)         828,990
                                                    -----------   ------------    ------------   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,376,449     16,218,499      (1,145,872)    (10,597,509)     (29,857,146)
  Realized gain distribution from The Trusts .....      266,874             --              --              --          647,769
                                                    -----------   ------------    ------------   -------------    -------------
 Net realized gain (loss) ........................    2,643,323     16,218,499      (1,145,872)    (10,597,509)     (29,209,377)
                                                    -----------   ------------    ------------   -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    3,131,824     (6,369,381)     21,376,212     (37,690,401)      10,471,452
                                                    -----------   ------------    ------------   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    5,775,147      9,849,118      20,230,340     (48,287,876)     (18,737,925)
                                                    -----------   ------------    ------------   -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $11,502,664   $ 16,327,997    $ 45,125,206   $ (48,994,748)   $ (17,908,935)
                                                    ===========   ============    ============   =============    =============




                                                   EQ/Alliance Small
                                                      Cap Growth
                                                   ----------------
                                                         2000
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --
 Expenses:
  Mortality and expense risk charges .............         616,222
                                                    --------------
Net Investment Income (Loss) .....................        (616,222)
                                                    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      35,932,898
  Realized gain distribution from The Trusts .....      16,396,188
                                                    --------------
 Net realized gain (loss) ........................      52,329,086
                                                    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (35,002,229)
                                                    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      17,326,857
                                                    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   16,710,635
                                                    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Alliance Technology (a)
                                                   ---------------------------------------------------
                                                          2002             2001             2000
                                                   ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $       5,346    $          --
 Expenses:
  Mortality and expense risk charges .............         204,177          221,007           76,288
                                                     -------------    -------------    -------------
Net Investment Income (Loss) .....................        (204,177)        (215,661)         (76,288)
                                                     -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (6,118,506)     (18,298,009)        (506,295)
  Realized gain distribution from The Trusts .....              --               --               --
                                                     -------------    -------------    -------------
 Net realized gain (loss) ........................      (6,118,506)      18,298,009         (506,295)
                                                     -------------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (13,818,767)       7,601,879      (10,564,821)
                                                     -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (19,937,273)     (10,696,130)     (11,071,116)
                                                     -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (20,141,450)   $ (10,911,791)   $ (11,147,404)
                                                     =============    =============    =============



                                                                                                           EQ/Bernstein
                                                                        EQ/Balanced                      Diversified Value
                                                   ----------------------------------------------------- -----------------
                                                          2002              2001              2000              2002
                                                   ------------------ ---------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   16,274,937    $  18,337,028    $    17,202,195    $   1,460,845
 Expenses:
  Mortality and expense risk charges .............        4,161,177        3,720,250          3,249,089          496,813
                                                     --------------    -------------    ---------------    -------------
Net Investment Income (Loss) .....................       12,113,760       14,616,778         13,953,106          964,032
                                                     --------------    -------------    ---------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (73,919,467)      (7,624,110)         7,620,389       (1,010,461)
  Realized gain distribution from The Trusts .....               --               --         84,212,310               --
                                                     --------------    -------------    ---------------    -------------
 Net realized gain (loss) ........................      (73,919,467)      (7,624,110)        91,832,699       (1,010,461)
                                                     --------------    -------------    ---------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (47,302,906)     (31,738,236)      (115,634,605)     (15,360,826)
                                                     --------------    -------------    ---------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (121,222,373)     (39,362,346)       (23,801,906)     (16,371,287)
                                                     --------------    -------------    ---------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (109,108,613)   $ (24,745,568)   $    (9,848,800)   $ (15,407,255)
                                                     ==============    =============    ===============    =============



                                                    EQ/Bernstein Diversified
                                                              Value
                                                   ---------------------------
                                                         2001          2000
                                                   --------------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     717,948   $  4,179
 Expenses:
  Mortality and expense risk charges .............        236,038        875
                                                    -------------   --------
Net Investment Income (Loss) .....................        481,910      3,304
                                                    -------------   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (429,986)    (2,223)
  Realized gain distribution from The Trusts .....      1,424,280         --
                                                    -------------   --------
 Net realized gain (loss) ........................        994,294     (2,223)
                                                    -------------   --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,419,314)    10,394
                                                    -------------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,425,020)     8,171
                                                    -------------   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (943,110)  $ 11,475
                                                    =============   ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Calvert Socially
                                                      Responsible (e)       EQ/Capital Guardian International
                                                   -------------------- ------------------------------------------
                                                           2002              2002          2001           2000
                                                   -------------------- ------------- -------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $  --          $   18,585     $   10,401     $   1,103
 Expenses:
  Mortality and expense risk charges .............          (28)              6,803          3,279           873
                                                          -----          ----------     ----------     ---------
Net Investment Income (Loss) .....................           28              11,782          7,122           230
                                                          -----          ----------     ----------     ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           --            (102,617)       (15,224)       (3,406)
  Realized gain distribution from The Trusts .....           --                  --             --         2,482
                                                          -----          ----------     ----------     ---------
 Net realized gain (loss) ........................           --            (102,617)       (15,224)         (924)
                                                          -----          ----------     ----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................          844            (120,182)       (92,323)      (51,223)
                                                          -----          ----------     ----------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          844            (222,799)      (107,547)      (52,147)
                                                          -----          ----------     ----------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 872          $ (211,017)    $ (100,425)    $ (51,917)
                                                          =====          ==========     ==========     =========



                                                        EQ/Capital Guardian Research
                                                   ---------------------------------------
                                                         2002          2001        2000
                                                   --------------- ------------ ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    113,649    $   15,176   $35,181
 Expenses:
  Mortality and expense risk charges .............        71,239        21,187     5,502
                                                    ------------    ----------   -------
Net Investment Income (Loss) .....................        42,410        (6,011)   29,679
                                                    ------------    ----------   -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,282,242)      (96,597)   30,415
  Realized gain distribution from The Trusts .....            --            --        --
                                                    ------------    ----------   -------
 Net realized gain (loss) ........................    (1,282,242)      (96,597)   30,415
                                                    ------------    ----------   -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,103,762)      105,383     9,596
                                                    ------------    ----------   -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (5,386,004)        8,786    40,011
                                                    ------------    ----------   -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (5,343,594)   $    2,775   $69,690
                                                    ============    ==========   =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian U.S. Equity
                                                   ---------------------------------------
                                                         2002          2001        2000
                                                   --------------- ------------ ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     90,926    $  24,798    $34,131
 Expenses:
  Mortality and expense risk charges .............        90,310       21,388      5,877
                                                    ------------    ---------    -------
Net Investment Income (Loss) .....................           616        3,410     28,254
                                                    ------------    ---------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,685,469)     (56,949)    16,165
  Realized gain distribution from The Trusts .....            --           --      5,315
                                                    ------------    ---------    -------
 Net realized gain (loss) ........................    (1,685,469)     (56,949)    21,480
                                                    ------------    ---------    -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,434,159)     154,385      6,999
                                                    ------------    ---------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,119,628)      97,436     28,479
                                                    ------------    ---------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (4,119,012)   $ 100,846    $56,733
                                                    ============    =========    =======




                                                              EQ/Emerging Markets Equity             EQ/Equity 500 Index
                                                   ------------------------------------------------- -------------------
                                                         2002            2001             2000              2002
                                                   --------------- ---------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $          --    $   3,734,636     $    6,541,883
 Expenses:
  Mortality and expense risk charges .............       201,686          164,902          225,716          2,891,986
                                                    ------------    -------------    -------------     --------------
Net Investment Income (Loss) .....................      (201,686)        (164,902)       3,508,920          3,649,897
                                                    ------------    -------------    -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (7,917,528)     (15,753,531)       3,112,222        (29,124,066)
  Realized gain distribution from The Trusts .....            --           53,866        1,317,840            504,613
                                                    ------------    -------------    -------------     --------------
 Net realized gain (loss) ........................    (7,917,528)     (15,699,665)       4,430,062        (28,619,453)
                                                    ------------    -------------    -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     4,148,601       13,760,152      (36,201,861)      (123,537,945)
                                                    ------------    -------------    -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (3,768,927)      (1,939,513)     (31,771,799)      (152,157,398)
                                                    ------------    -------------    -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (3,970,613)   $  (2,104,415)   $ (28,262,879)    $ (148,507,501)
                                                    ============    =============    =============     ==============



                                                          EQ/Equity 500 Index
                                                   ----------------------------------
                                                         2001              2000
                                                   ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,734,669    $    4,807,410
 Expenses:
  Mortality and expense risk charges .............      3,292,002         3,730,581
                                                    -------------    --------------
Net Investment Income (Loss) .....................      3,442,667         1,076,829
                                                    -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (50,673,179)      125,289,487
  Realized gain distribution from The Trusts .....        330,459        29,072,151
                                                    -------------    --------------
 Net realized gain (loss) ........................    (50,342,720)      154,361,638
                                                    -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (34,420,555)     (231,136,418)
                                                    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (84,763,275)      (76,774,780)
                                                    -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (81,320,608)   $  (75,697,951)
                                                    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Evergreen Omega
                                                   ----------------------------------------
                                                        2002          2001         2000
                                                   ------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       --    $      110    $   1,189
 Expenses:
  Mortality and expense risk charges .............       7,489         4,270        1,838
                                                    ----------    ----------    ---------
Net Investment Income (Loss) .....................      (7,489)       (4,160)        (649)
                                                    ----------    ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (279,818)           --      (18,345)
  Realized gain distribution from The Trusts .....          --       (39,991)          --
                                                    ----------    ----------    ---------
 Net realized gain (loss) ........................    (279,818)      (39,991)     (18,345)
                                                    ----------    ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (223,025)      (69,937)     (47,080)
                                                    ----------    ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (502,843)     (109,928)     (65,425)
                                                    ----------    ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (510,332)   $ (114,088)   $ (66,074)
                                                    ==========    ==========    =========



                                                              EQ/FI Mid Cap (b)               EQ/FI Small/Mid Cap Value
                                                   ---------------------------------------- ------------------------------
                                                         2002           2001         2000         2002            2001
                                                   --------------- -------------- --------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      3,764     $   21,223    $ 2,614   $     648,299    $  400,316
 Expenses:
  Mortality and expense risk charges .............       130,451         44,269        895         595,561       275,246
                                                    ------------     ----------    -------   -------------    ----------
Net Investment Income (Loss) .....................      (126,687)       (23,046)     1,719          52,738       125,070
                                                    ------------     ----------    -------   -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,266,831)      (487,515)    22,280          (6,499)      138,857
  Realized gain distribution from The Trusts .....            --             --         --              --            --
                                                    ------------     ----------    -------   -------------    ----------
 Net realized gain (loss) ........................    (1,266,831)      (487,515)    22,280          (6,499)      138,857
                                                    ------------     ----------    -------   -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (3,581,242)       115,983     45,777     (21,524,362)    2,231,073
                                                    ------------     ----------    -------   -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,848,073)      (371,532)    68,057     (21,530,861)    2,369,930
                                                    ------------     ----------    -------   -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (4,974,760)    $ (394,578)   $69,776   $ (21,478,123)   $2,495,000
                                                    ============     ==========    =======   =============    ==========



                                                       EQ/FI
                                                    Small/Mid Cap
                                                       Value
                                                   -------------
                                                        2000
                                                   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  355,229
 Expenses:
  Mortality and expense risk charges .............     171,556
                                                    ----------
Net Investment Income (Loss) .....................     183,673
                                                    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (925,533)
  Realized gain distribution from The Trusts .....          --
                                                    ----------
 Net realized gain (loss) ........................    (925,533)
                                                    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   2,355,805
                                                    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,430,272
                                                    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,613,945
                                                    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ/High Yield
                                                   --------------------------------------------------
                                                         2002             2001             2000
                                                   ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  11,321,068    $   11,845,816   $  14,140,763
 Expenses:
  Mortality and expense risk charges .............        639,984           663,565         730,110
                                                    -------------    --------------   -------------
Net Investment Income (Loss) .....................     10,681,084        11,182,251      13,410,653
                                                    -------------    --------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (14,071,175)      (19,177,544)    (14,615,073)
  Realized gain distribution from The Trusts .....             --                --              --
                                                    -------------    --------------   -------------
 Net realized gain (loss) ........................    (14,071,175)      (19,177,544)    (14,615,073)
                                                    -------------    --------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (252,884)        8,741,806     (11,205,680)
                                                    -------------    --------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (14,324,059)      (10,435,738)    (25,820,753)
                                                    -------------    --------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (3,642,975)   $      746,513   $ (12,410,100)
                                                    =============    ==============   =============



                                                        EQ/International Equity Index            EQ/J.P. Morgan Core Bond
                                                   ---------------------------------------- ----------------------------------
                                                        2002          2001         2000         2002        2001       2000
                                                   -------------- ------------ ------------ ----------- ----------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    4,904    $     678    $     408    $534,940    $ 180,944   $50,306
 Expenses:
  Mortality and expense risk charges .............        3,057        1,278          449      58,641       14,358     1,900
                                                     ----------    ---------    ---------    --------    ---------   -------
Net Investment Income (Loss) .....................        1,847         (600)         (41)    476,299      166,586    48,406
                                                     ----------    ---------    ---------    --------    ---------   -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (57,958)     (35,383)        (873)     50,363       25,154       908
  Realized gain distribution from The Trusts .....           --          339        4,474      68,611       45,303        --
                                                     ----------    ---------    ---------    --------    ---------   -------
 Net realized gain (loss) ........................      (57,958)     (35,044)       3,601     118,974       70,457       908
                                                     ----------    ---------    ---------    --------    ---------   -------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (54,905)     (12,786)     (19,166)    284,742      (95,335)    2,005
                                                     ----------    ---------    ---------    --------    ---------   -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (112,863)     (47,830)     (15,565)    403,716      (24,878)    2,913
                                                     ----------    ---------    ---------    --------    ---------   -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (111,016)   $ (48,430)   $ (15,606)   $880,015    $ 141,708   $51,319
                                                     ==========    =========    =========    ========    =========   =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Janus Large Cap Growth (b)
                                                   ---------------------------------------------
                                                         2002            2001           2000
                                                   --------------- --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $      1,409    $    4,295
 Expenses:
  Mortality and expense risk charges .............        79,582          45,823         2,998
                                                    ------------    ------------    ----------
Net Investment Income (Loss) .....................       (79,582)        (44,414)        1,297
                                                    ------------    ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,611,929)     (1,095,410)       (3,341)
  Realized gain distribution from The Trusts .....            --              --            --
                                                    ------------    ------------    ----------
 Net realized gain (loss) ........................    (1,611,929)     (1,095,410)       (3,341)
                                                    ------------    ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,044,944)     (1,003,017)     (280,573)
                                                    ------------    ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (5,656,873)     (2,098,427)     (283,914)
                                                    ------------    ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (5,736,455)   $ (2,142,841)   $ (282,617)
                                                    ============    ============    ==========



                                                     EQ/Lazard Small Cap Value (b)      EQ/Marisco Focus (c)
                                                   ---------------------------------- -------------------------
                                                        2002        2001       2000         2002         2001
                                                   ------------- ---------- --------- --------------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   18,020    $ 69,440   $3,005    $      4,552    $   --
 Expenses:
  Mortality and expense risk charges .............      13,908       4,612      227          45,829       365
                                                    ----------    --------   ------    ------------    ------
Net Investment Income (Loss) .....................       4,112      64,828    2,778         (41,277)     (365)
                                                    ----------    --------   ------    ------------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      12,285      24,927      250        (259,061)      159
  Realized gain distribution from The Trusts .....      18,365     112,835       --              --        --
                                                    ----------    --------   ------    ------------    ------
 Net realized gain (loss) ........................      30,650     137,762      250        (259,061)      159
                                                    ----------    --------   ------    ------------    ------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (376,866)     20,327    6,143      (1,429,037)    8,459
                                                    ----------    --------   ------    ------------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (346,216)    158,089    6,393      (1,688,098)    8,618
                                                    ----------    --------   ------    ------------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (342,104)   $222,917   $9,171    $ (1,729,375)   $8,253
                                                    ==========    ========   ======    ============    ======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury Basic Value Equity
                                                   ---------------------------------------------
                                                          2002            2001          2000
                                                   ----------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,270,427    $2,910,068    $2,558,007
 Expenses:
  Mortality and expense risk charges .............         567,200       370,568       229,991
                                                     -------------    ----------    ----------
Net Investment Income (Loss) .....................         703,227     2,539,500     2,328,016
                                                     -------------    ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,781,633)      164,816       622,843
  Realized gain distribution from The Trusts .....         671,859     2,018,991     2,512,090
                                                     -------------    ----------    ----------
 Net realized gain (loss) ........................      (1,109,774)    2,183,807     3,134,933
                                                     -------------    ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (21,147,465)     (467,046)       80,020
                                                     -------------    ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (22,257,239)    1,716,761     3,214,953
                                                     -------------    ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (21,554,012)   $4,256,261    $5,542,969
                                                     =============    ==========    ==========




                                                                                                        EQ/MFS Investors
                                                             EQ/MFS Emerging Growth Companies                Trust
                                                   ---------------------------------------------------- ---------------
                                                         2002              2001              2000             2002
                                                   ---------------- ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $       56,327    $    6,008,229    $     38,842
 Expenses:
  Mortality and expense risk charges .............        911,294         1,308,762         1,768,620          30,462
                                                    -------------    --------------    --------------    ------------
Net Investment Income (Loss) .....................       (911,294)       (1,252,435)        4,239,609           8,380
                                                    -------------    --------------    --------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (54,691,176)      (79,597,391)       28,942,316        (561,412)
  Realized gain distribution from The Trusts .....             --                --        13,303,804              --
                                                    -------------    --------------    --------------    ------------
 Net realized gain (loss) ........................    (54,691,176)      (79,597,391)       42,246,120        (561,412)
                                                    -------------    --------------    --------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (18,607,153)      (29,752,357)     (121,109,758)       (729,555)
                                                    -------------    --------------    --------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (73,298,329)     (109,349,748)      (78,863,638)     (1,290,967)
                                                    -------------    --------------    --------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (74,209,623)   $ (110,602,183)   $  (74,624,029)   $ (1,282,587)
                                                    =============    ==============    ==============    ============



                                                     EQ/MFS Investors Trust
                                                   ---------------------------
                                                        2001          2000
                                                   -------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   17,243    $   7,045
 Expenses:
  Mortality and expense risk charges .............       17,100        5,820
                                                     ----------    ---------
Net Investment Income (Loss) .....................          143        1,225
                                                     ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (95,215)      13,705
  Realized gain distribution from The Trusts .....           --           --
                                                     ----------    ---------
 Net realized gain (loss) ........................      (95,215)      13,705
                                                     ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (389,623)     (41,696)
                                                     ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (484,838)     (27,991)
                                                     ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (484,695)   $ (26,766)
                                                     ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/Money Market
                                                   -----------------------------------------------
                                                         2002           2001            2000
                                                   --------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,529,434   $ 14,248,528   $   20,530,134
 Expenses:
  Mortality and expense risk charges .............      2,317,641      2,107,718        1,779,469
                                                    -------------   ------------   --------------
Net Investment Income (Loss) .....................      4,211,793     12,140,810       18,750,665
                                                    -------------   ------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (5,188,291)    (1,312,388)      13,088,236
  Realized gain distribution from The Trusts .....             --             --          429,300
                                                    -------------   ------------   --------------
 Net realized gain (loss) ........................     (5,188,291)    (1,312,388)      13,517,536
                                                    -------------   ------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,378,377      2,210,091      (12,753,418)
                                                    -------------   ------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        190,086        897,703          764,118
                                                    -------------   ------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,401,879   $ 13,038,513   $   19,514,783
                                                    =============   ============   ==============



                                                          EQ/Putnam Growth & Income Value        EQ/Putnam International Equity
                                                   --------------------------------------------- -------------------------------
                                                         2002            2001           2000            2002            2001
                                                   --------------- --------------- ------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    401,563    $    271,562    $  237,259     $     419,738    $   16,774
 Expenses:
  Mortality and expense risk charges .............       141,789         133,534       111,139           210,559        10,235
                                                    ------------    ------------    ----------     -------------    ----------
Net Investment Income (Loss) .....................       259,774         138,028       126,120           209,179         6,539
                                                    ------------    ------------    ----------     -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,298,427)       (289,234)     (439,753)       (1,892,139)     (213,457)
  Realized gain distribution from The Trusts .....            --              --            --                --           152
                                                    ------------    ------------    ----------     -------------    ----------
 Net realized gain (loss) ........................    (1,298,427)       (289,234)     (439,753)       (1,892,139)     (213,305)
                                                    ------------    ------------    ----------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (5,081,256)     (1,766,064)    1,779,700        (9,674,470)     (127,410)
                                                    ------------    ------------    ----------     -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (6,379,683)     (2,055,298)    1,339,947       (11,566,609)     (340,715)
                                                    ------------    ------------    ----------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (6,119,909)   $ (1,917,270)   $1,466,067     $ (11,357,430)   $ (334,176)
                                                    ============    ============    ==========     =============    ==========



                                                    EQ/Putnam
                                                   Internationa1
                                                      Equity
                                                   ------------
                                                       2000
                                                   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   63,790
 Expenses:
  Mortality and expense risk charges .............       1,787
                                                    ----------
Net Investment Income (Loss) .....................      62,003
                                                    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (23,560)
  Realized gain distribution from The Trusts .....      93,565
                                                    ----------
 Net realized gain (loss) ........................      70,005
                                                    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (158,452)
                                                    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (88,447)
                                                    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (26,444)
                                                    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Putnam Voyager
                                                   ------------------------------------------
                                                        2002          2001          2000
                                                   ------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    1,952    $       --     $    3,422
 Expenses:
  Mortality and expense risk charges .............       8,743         6,498          1,990
                                                    ----------    ----------     ----------
Net Investment Income (Loss) .....................      (6,791)       (6,498)         1,432
                                                    ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (180,020)      (90,894)       (11,011)
  Realized gain distribution from The Trusts .....          --            --          1,267
                                                    ----------    ----------     ----------
 Net realized gain (loss) ........................    (180,020)      (90,894)        (9,744)
                                                    ----------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (264,798)     (153,864)      (115,853)
                                                    ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (444,818)     (244,758)      (125,597)
                                                    ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (451,609)   $ (251,256)    $ (124,165)
                                                    ==========    ==========     ==========



                                                           EQ/Small Company Index
                                                   --------------------------------------
                                                        2002          2001        2000
                                                   -------------- ----------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    4,080    $  3,038    $  3,213
 Expenses:
  Mortality and expense risk charges .............        4,103       1,415         101
                                                     ----------    --------    --------
Net Investment Income (Loss) .....................          (23)      1,623       3,112
                                                     ----------    --------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (40,343)     (5,895)       (102)
  Realized gain distribution from The Trusts .....           --         260       2,875
                                                     ----------    --------    --------
 Net realized gain (loss) ........................      (40,343)     (5,635)      2,773
                                                     ----------    --------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (148,885)     38,966      (7,854)
                                                     ----------    --------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (189,228)     33,331      (5,081)
                                                     ----------    --------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (189,251)   $ 34,954    $ (1,969)
                                                     ==========    ========    ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                    MFS Mid Cap Growth (f)   PIMCO Renaissance (f)
                                                   ------------------------ -----------------------
                                                             2002                     2002
                                                   ------------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           $ --                    $ 105
 Expenses:
  Mortality and expense risk charges .............             1                         (1)
                                                             ----                    -------
Net Investment Income (Loss) .....................              (1)                   106
                                                             ------                  ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             3                       49
  Realized gain distribution from The Trusts .....            --                       --
                                                             -----                   ------
 Net realized gain (loss) ........................             3                       49
                                                             -----                   ------
 Change in unrealized appreciation
  (depreciation) of investments ..................              (6)                    13
                                                             ------                  ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................              (3)                    62
                                                             ------                  ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................           $(4)                    $168
                                                             =====                   ======



                                                    PIMCO Total Return (f)   U.S. Real Estate (g)   Vanguard VIF Equity Index (d)
                                                   ------------------------ ---------------------- -------------------------------
                                                             2002                    2002                        2002
                                                   ------------------------ ---------------------- -------------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         $ 1,078                $  63,796                   $     --
 Expenses:
  Mortality and expense risk charges .............             43                        --                        123
                                                           -------                ---------                   --------
Net Investment Income (Loss) .....................          1,035                    63,796                       (123)
                                                           -------                ---------                   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............               (1)                     99                       (789)
  Realized gain distribution from The Trusts .....             --                        --                         --
                                                           --------               ---------                   --------
 Net realized gain (loss) ........................               (1)                     99                       (789)
                                                           ---------              ---------                   --------
 Change in unrealized appreciation
  (depreciation) of investments ..................            145                   (48,679)                    (2,230)
                                                           --------               ---------                   --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            144                   (48,580)                    (3,019)
                                                           --------               ---------                   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................         $1,179                 $  15,216                   $ (3,142)
                                                           ========               =========                   ========

-------
(a) Commenced Operations on May 2, 2000.
(b) Commenced Operations on September 5, 2000.
(c) Commenced Operations on October 22, 2001.
(d) Commenced Operations on April 26, 2002.
(e) Commenced Operations on May 13, 2002.
(f) Commenced Operations on August 2, 2002.
(g) Commenced Operations on November 5, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA Premier VIP  AXA Premier VIP
                                                 AXA Premier VIP   AXA Premier VIP    International      Large Cap
                                                  Core Bond (i)    Health Care (i)     Equity (i)     Core Equity (i)
                                                ----------------- ----------------- ---------------- -----------------
                                                       2002              2002             2002              2002
                                                ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $   389,921       $   (6,461)        $   (135)         $    18
 Net realized gain (loss) on investments ......         66,068          (61,765)          (1,759)              --
 Change in unrealized appreciation
  (depreciation) on investments ...............        118,318          (27,114)          (1,906)            (397)
                                                   -----------       ----------         --------          -------
 Net increase (decrease) in net assets from
  operations ..................................        574,307          (95,340)          (3,800)            (379)
                                                   -----------       ----------         --------          -------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      2,441,018          404,115           14,918            4,746
 Transfers between funds and guaranteed
  interest account, net .......................     20,587,154        2,505,731           75,001           25,408
 Transfers for contract benefits and
  terminations ................................       (283,925)         (37,907)              --               --
 Contract maintenance charges .................       (519,567)         (78,190)          (1,461)            (394)
                                                   -----------       ----------         --------          -------
 Net increase (decrease) in net assets from
  contractowners transactions .................     22,224,680        2,793,749           88,458           29,760
                                                   -----------       ----------         --------          -------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         19,788            6,461              135                8
                                                   -----------       ----------         --------          -------
Increase (Decrease) in Net Assets .............     22,818,775        2,704,870           84,793           29,389
Net Assets - Beginning of Period ..............             --               --               --               --
                                                   -----------       ----------         --------          -------
Net Assets - End of Period ....................    $22,818,775       $2,704,870         $ 84,793          $29,389
                                                   ===========       ==========         ========          =======
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................              1               --               --               --
 Redeemed .....................................             --               --               --               --
                                                   -----------       ----------         --------          -------
 Net Increase (Decrease) ......................              1               --               --               --
                                                   -----------       ----------         --------          -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            272               83                1               --
 Redeemed .....................................            (61)             (49)              --               --
                                                   -----------       ----------         --------          -------
 Net Increase (Decrease) ......................            211               34                1               --
                                                   -----------       ----------         --------          -------



                                                 AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                    Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                    Growth (i)        Value (i)         Growth (i)        Value (i)
                                                ----------------- ----------------- ----------------- -----------------
                                                       2002              2002              2002              2002
                                                ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................     $   (133)         $    698          $   (133)        $  (12,312)
 Net realized gain (loss) on investments ......         (116)              654              (519)          (368,050)
 Change in unrealized appreciation
  (depreciation) on investments ...............       (4,016)           (2,971)           (1,413)          (101,311)
                                                    --------          --------          --------         ----------
 Net increase (decrease) in net assets from
  operations ..................................       (4,265)           (1,619)           (2,065)          (481,673)
                                                    --------          --------          --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........        5,862            19,300            27,336            982,267
 Transfers between funds and guaranteed
  interest account, net .......................      132,409           219,668            90,714          6,465,930
 Transfers for contract benefits and
  terminations ................................           --                --                --            (65,138)
 Contract maintenance charges .................         (912)           (1,519)           (1,901)          (212,475)
                                                    --------          --------          --------         ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................      137,359           237,449           116,149          7,170,584
                                                    --------          --------          --------         ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          132               276               133             11,402
                                                    --------          --------          --------         ----------
Increase (Decrease) in Net Assets .............      133,226           236,106           114,217          6,700,313
Net Assets - Beginning of Period ..............           --                --                --                 --
                                                    --------          --------          --------         ----------
Net Assets - End of Period ....................     $133,226          $236,106          $114,217         $6,700,313
                                                    ========          ========          ========         ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --                --                --                 --
 Redeemed .....................................           --                --                --                 --
                                                    --------          --------          --------         ----------
 Net Increase (Decrease) ......................           --                --                --                 --
                                                    --------          --------          --------         ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            2                 3                 1                175
 Redeemed .....................................           --                --                --                (85)
                                                    --------          --------          --------         ----------
 Net Increase (Decrease) ......................            2                 3                 1                 90
                                                    --------          --------          --------         ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                              AXA Premier VIP
                                              Technology (i)   Davis Value (m)
                                             ---------------- -----------------
                                                   2002              2002
                                             ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............     $    (40)         $  105
 Net realized gain (loss) on investments ...         (513)               (4)
 Change in unrealized appreciation
  (depreciation) on investments ............       (5,029)           (168)
                                                 --------          --------
 Net increase (decrease) in net assets from
  operations ...............................       (5,582)            (67)
                                                 --------          --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .....        8,950          13,673
 Transfers between funds and guaranteed
  interest account, net ....................       44,425           8,413
 Transfers for contract benefits and
  terminations .............................           --              --
 Contract maintenance charges ..............       (1,172)           (986)
                                                 --------          --------
 Net increase (decrease) in net assets from
  contractowners transactions ..............       52,203          21,100
                                                 --------          --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ...............................           90              16
                                                 --------          --------
Increase (Decrease) in Net Assets ..........       46,711          21,049
Net Assets - Beginning of Period ...........           --              --
                                                 --------          --------
Net Assets - End of Period .................     $ 46,711          $21,049
                                                 ========          ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ....................................           --              --
 Redeemed ..................................           --              --
                                                 --------          --------
 Net Increase (Decrease) ...................           --              --
                                                 --------          --------
Unit Activity 0.00% to 0.90% Class B
 Issued ....................................            1              --
 Redeemed ..................................           --              --
                                                 --------          --------
 Net Increase (Decrease) ...................            1              --
                                                 --------          --------



                                                                                                   EQ/Alliance Common
                                                              EQ/Aggressive Stock                         Stock
                                             ----------------------------------------------------- -------------------
                                                    2002              2001              2000               2002
                                             ----------------- ----------------- ----------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............  $    (2,672,675)  $      (304,688)  $    (2,084,917)  $     (10,183,530)
 Net realized gain (loss) on investments ...      (59,641,031)     (212,487,401)      130,034,801        (282,690,026)
 Change in unrealized appreciation
  (depreciation) on investments ............     (105,197,028)        3,263,156      (261,224,627)       (562,599,358)
                                              ---------------   ---------------   ---------------   -----------------
 Net increase (decrease) in net assets from
  operations ...............................     (167,510,734)     (209,528,933)     (133,274,743)       (855,472,914)
                                              ---------------   ---------------   ---------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .....       78,157,422        96,108,525       122,336,721         259,033,806
 Transfers between funds and guaranteed
  interest account, net ....................      (38,657,243)      (44,712,711)     (113,067,315)       (160,545,404)
 Transfers for contract benefits and
  terminations .............................      (27,849,325)      (33,567,150)      (41,817,294)        (98,662,567)
 Contract maintenance charges ..............      (45,225,256)      (49,339,864)      (53,052,495)       (145,844,052)
                                              ---------------   ---------------   ---------------   -----------------
 Net increase (decrease) in net assets from
  contractowners transactions ..............      (33,574,402)      (31,511,200)      (85,600,383)       (146,018,217)
                                              ---------------   ---------------   ---------------   -----------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ...............................           20,968            73,978      (221,437,380)            (96,967)
                                              ---------------   ---------------   ---------------   -----------------
Increase (Decrease) in Net Assets ..........     (201,064,168)     (240,966,155)      (21,327,952)     (1,001,588,098)
Net Assets - Beginning of Period ...........      589,641,528       830,607,683     1,052,045,063       2,582,373,070
                                              ---------------   ---------------   ---------------   -----------------
Net Assets - End of Period .................  $   388,577,360   $   589,641,528   $   830,607,683   $   1,580,784,972
                                              ===============   ===============   ===============   =================
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ....................................              940             2,128             1,114               1,099
 Redeemed ..................................           (1,039)           (2,192)           (1,211)             (1,476)
                                              ---------------   ---------------   ---------------   -----------------
 Net Increase (Decrease) ...................              (99)              (64)              (97)               (377)
                                              ---------------   ---------------   ---------------   -----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ....................................              329               327               175               1,041
 Redeemed ..................................             (284)             (274)             (138)               (672)
                                              ---------------   ---------------   ---------------   -----------------
 Net Increase (Decrease) ...................               45                53                37                 369
                                              ---------------   ---------------   ---------------   -----------------



                                                    EQ/Alliance Common Stock
                                             --------------------------------------
                                                    2001                2000
                                             ------------------ -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............   $   50,342,309    $       1,166,110
 Net realized gain (loss) on investments ...      (99,169,632)         823,517,673
 Change in unrealized appreciation
  (depreciation) on investments ............     (277,010,784)      (1,333,854,337)
                                               --------------    -----------------
 Net increase (decrease) in net assets from
  operations ...............................     (325,838,107)        (509,170,554)
                                               --------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .....      316,285,256          358,046,737
 Transfers between funds and guaranteed
  interest account, net ....................     (103,425,024)        (396,289,850)
 Transfers for contract benefits and
  terminations .............................     (112,788,632)        (129,262,766)
 Contract maintenance charges ..............     (151,157,302)        (147,249,534)
                                               --------------    -----------------
 Net increase (decrease) in net assets from
  contractowners transactions ..............      (51,085,702)        (314,755,413)
                                               --------------    -----------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ...............................          162,962            3,190,692
                                               --------------    -----------------
Increase (Decrease) in Net Assets ..........     (376,760,847)        (820,735,275)
Net Assets - Beginning of Period ...........    2,959,133,917        3,779,869,192
                                               --------------    -----------------
Net Assets - End of Period .................   $2,582,373,070    $   2,959,133,917
                                               ==============    =================
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ....................................            1,003                1,000
 Redeemed ..................................           (1,106)              (1,341)
                                               --------------    -----------------
 Net Increase (Decrease) ...................             (103)                (341)
                                               --------------    -----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ....................................              811                  691
 Redeemed ..................................             (321)                (222)
                                               --------------    -----------------
 Net Increase (Decrease) ...................              490                  469
                                               --------------    -----------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Alliance Growth and Income
                                                --------------------------------------------------
                                                      2002             2001             2000
                                                ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   3,093,322    $   1,705,274    $   1,026,405
 Net realized gain (loss) on investments ......    (12,331,969)       6,285,604       53,883,629
 Change in unrealized appreciation
  (depreciation) on investments ...............    (79,684,492)     (14,338,526)     (35,037,744)
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................    (88,923,139)      (6,347,648)      19,872,290
                                                 -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     69,038,408       63,003,886       51,375,171
 Transfers between funds and guaranteed
  interest account, net .......................      7,862,420       61,784,294       18,026,255
 Transfers for contract benefits and
  terminations ................................    (17,826,101)     (12,314,818)     (12,474,188)
 Contract maintenance charges .................    (25,918,212)     (20,046,318)     (14,381,414)
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     33,156,515       92,427,044       42,545,824
                                                 -------------    -------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         89,300           21,489           29,752
                                                 -------------    -------------    -------------
Increase (Decrease) in Net Assets .............    (55,677,324)      86,100,885       62,447,866
Net Assets - Beginning of Period ..............    380,868,400      294,767,515      232,319,649
                                                 -------------    -------------    -------------
Net Assets - End of Period ....................  $ 325,191,076    $ 380,868,400    $ 294,767,515
                                                 =============    =============    =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            519            2,204            1,715
 Redeemed .....................................           (501)          (1,983)          (1,614)
                                                 -------------    -------------    -------------
 Net Increase (Decrease) ......................             18              221              101
                                                 -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            426              374              163
 Redeemed .....................................           (173)            (102)             (35)
                                                 -------------    -------------    -------------
 Net Increase (Decrease) ......................            253              272              128
                                                 -------------    -------------    -------------




                                                                                                       EQ/Alliance
                                                   EQ/Alliance Intermediate Government Securities    International (p)
                                                ---------------------------------------------------- -----------------
                                                      2002             2001              2000              2002
                                                ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  7,789,624     $  4,007,079     $   4,111,994     $    (512,469)
 Net realized gain (loss) on investments ......      3,434,994        1,290,483            (3,837)       (7,215,832)
 Change in unrealized appreciation
  (depreciation) on investments ...............      1,872,609        1,797,986         2,567,919        (8,098,384)
                                                  ------------     ------------     -------------     -------------
 Net increase (decrease) in net assets from
  operations ..................................     13,097,227        7,095,548         6,676,076       (15,826,685)
                                                  ------------     ------------     -------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     26,152,775       19,225,366        10,221,162        13,535,886
 Transfers between funds and guaranteed
  interest account, net .......................     56,911,418       31,274,865       (12,624,593)      344,116,979
 Transfers for contract benefits and
  terminations ................................     (5,801,501)      (4,636,804)       (2,804,930)       (6,047,514)
 Contract maintenance charges .................     (9,325,143)      (5,020,072)       (4,423,012)       (7,253,560)
                                                  ------------     ------------     -------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     67,937,549       40,843,355        (9,631,373)      344,351,791
                                                  ------------     ------------     -------------     -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       (362,058)        (259,993)         (592,639)        2,060,152
                                                  ------------     ------------     -------------     -------------
Increase (Decrease) in Net Assets .............     80,672,718       47,678,910        (3,547,936)      330,585,258
Net Assets - Beginning of Period ..............    123,005,313       75,326,403        78,874,339        55,824,230
                                                  ------------     ------------     -------------     -------------
Net Assets - End of Period ....................   $203,678,031     $123,005,313     $  75,326,403     $ 386,409,488
                                                  ============     ============     =============     =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            687              446               139             4,121
 Redeemed .....................................           (407)            (233)             (214)             (735)
                                                  ------------     ------------     -------------     -------------
 Net Increase (Decrease) ......................            280              213               (75)            3,386
                                                  ------------     ------------     -------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            197               90                36               389
 Redeemed .....................................            (71)             (41)                 (7)            (69)
                                                  ------------     ------------     ----------------  -------------
 Net Increase (Decrease) ......................            126               49                29               320
                                                  ------------     ------------     ---------------   -------------



                                                  EQ/Alliance International (p)
                                                ---------------------------------
                                                      2001             2000
                                                ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $      687,507   $      (70,919)
 Net realized gain (loss) on investments ......      (8,005,230)       5,012,968
 Change in unrealized appreciation
  (depreciation) on investments ...............      (9,474,456)     (26,115,157)
                                                 --------------   --------------
 Net increase (decrease) in net assets from
  operations ..................................     (16,792,179)     (21,173,108)
                                                 --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      11,004,808       14,728,538
 Transfers between funds and guaranteed
  interest account, net .......................      (4,327,437)       8,264,334
 Transfers for contract benefits and
  terminations ................................      (2,344,613)      (2,024,318)
 Contract maintenance charges .................      (4,271,767)      (4,159,142)
                                                 --------------   --------------
 Net increase (decrease) in net assets from
  contractowners transactions .................          60,991       16,809,412
                                                 --------------   --------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          21,335           16,024
                                                 --------------   --------------
Increase (Decrease) in Net Assets .............     (16,709,853)      (4,347,672)
Net Assets - Beginning of Period ..............      72,534,083       76,881,755
                                                 --------------   --------------
Net Assets - End of Period ....................  $   55,824,230   $   72,534,083
                                                 ==============   ==============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             891            2,404
 Redeemed .....................................            (908)          (2,324)
                                                 --------------   --------------
 Net Increase (Decrease) ......................             (17)              80
                                                 --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................              49               42
 Redeemed .....................................             (22)             (10)
                                                 --------------   --------------
 Net Increase (Decrease) ......................              27               32
                                                 --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Alliance Premier Growth
                                                ---------------------------------------------------
                                                      2002              2001             2000
                                                ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     (533,187)  $      (946,223)  $     403,852
 Net realized gain (loss) on investments ......     (12,440,696)     (127,060,769)      1,799,789
 Change in unrealized appreciation
  (depreciation) on investments ...............     (23,255,572)       66,507,612     (83,349,563)
                                                 --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations ..................................     (36,229,455)      (61,499,380)    (81,145,922)
                                                 --------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      26,537,732        35,081,429      32,898,694
 Transfers between funds and guaranteed
  interest account, net .......................      (9,824,974)     (256,325,233)    418,028,445
 Transfers for contract benefits and
  terminations ................................      (5,959,342)       (4,042,683)     (4,487,489)
 Contract maintenance charges .................      (9,858,957)      (10,065,785)     (6,486,655)
                                                 --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................         894,459      (235,352,272)    439,952,995
                                                 --------------   ---------------   -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          27,423            28,641           7,014
                                                 --------------   ---------------   -------------
Increase (Decrease) in Net Assets .............     (35,307,573)     (296,823,011)    358,814,087
Net Assets - Beginning of Period ..............     113,208,433       410,031,444      51,217,357
                                                 --------------   ---------------   -------------
Net Assets - End of Period ....................  $   77,900,860   $   113,208,433   $ 410,031,444
                                                 ==============   ===============   =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................              --                --              --
 Redeemed .....................................              --                --              --
                                                 --------------   ---------------   -------------
 Net Increase (Decrease) ......................              --                --              --
                                                 --------------   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           1,341             4,469           4,645
 Redeemed .....................................          (1,335)           (7,162)           (833)
                                                 --------------   ---------------   -------------
 Net Increase (Decrease) ......................               6            (2,693)          3,812
                                                 --------------   ---------------   -------------




                                                                                                      EQ/Alliance Small
                                                              EQ/Alliance Quality Bond                 Cap Growth (l)
                                                ----------------------------------------------------- ----------------
                                                      2002              2001              2000              2002
                                                ---------------- ----------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   5,727,516    $     6,478,879     $24,894,866      $    (706,838)
 Net realized gain (loss) on investments ......      2,643,324         16,218,499      (1,145,872)       (10,597,509)
 Change in unrealized appreciation
  (depreciation) on investments ...............      3,131,824         (6,369,381)     21,376,212        (37,690,401)
                                                 -------------    ---------------     -----------      -------------
 Net increase (decrease) in net assets from
  operations ..................................     11,502,664         16,327,997      45,125,206        (48,994,748)
                                                 -------------    ---------------     -----------      -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     24,989,878         16,627,569      14,531,506         27,971,022
 Transfers between funds and guaranteed
  interest account, net .......................      6,636,689       (332,114,013)    172,786,920          6,035,965
 Transfers for contract benefits and
  terminations ................................    (11,231,178)        (6,024,239)     (7,947,244)        (5,940,210)
 Contract maintenance charges .................     (8,707,595)        (5,122,804)     (3,170,115)        (9,547,001)
                                                 -------------    ---------------     -----------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     11,687,794       (326,633,487)    176,201,067         18,519,776
                                                 -------------    ---------------     -----------      -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................        (84,372)            17,676         346,180            (34,857)
                                                 -------------    ---------------     -----------      -------------
Increase (Decrease) in Net Assets .............     23,106,086       (310,287,814)    221,672,453        (30,509,829)
Net Assets - Beginning of Period ..............    145,289,071        455,576,885     233,904,432        146,871,374
                                                 -------------    ---------------     -----------      -------------
Net Assets - End of Period ....................  $ 168,395,157    $   145,289,071     $455,576,885     $ 116,361,545
                                                 =============    ===============     ============     =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            472                478           1,599              1,432
 Redeemed .....................................           (471)            (2,766)           (246)            (1,391)
                                                 -------------    ---------------     ------------     -------------
 Net Increase (Decrease) ......................              1             (2,288)          1,353                 41
                                                 -------------    ---------------     ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            140                 91              20                206
 Redeemed .....................................            (43)               (16)               (4)             (79)
                                                 -------------    ---------------     --------------   -------------
 Net Increase (Decrease) ......................             97                 75              16                127
                                                 -------------    ---------------     -------------    -------------



                                                EQ/Alliance Small Cap Growth (l)
                                                ---------------------------------
                                                      2001             2000
                                                ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     828,990    $    (616,222)
 Net realized gain (loss) on investments ......    (29,209,377)      52,329,086
 Change in unrealized appreciation
  (depreciation) on investments ...............     10,471,452      (35,002,229)
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................    (17,908,935)      16,710,635
                                                 -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     27,628,862       21,647,575
 Transfers between funds and guaranteed
  interest account, net .......................     (1,365,248)      51,092,256
 Transfers for contract benefits and
  terminations ................................     (4,420,805)      (3,606,884)
 Contract maintenance charges .................     (8,183,889)      (5,013,960)
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     13,658,920       64,118,987
                                                 -------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         61,768         (150,422)
                                                 -------------    -------------
Increase (Decrease) in Net Assets .............     (4,188,247)      80,679,200
Net Assets - Beginning of Period ..............    151,059,621       70,380,421
                                                 -------------    -------------
Net Assets - End of Period ....................  $ 146,871,374    $ 151,059,621
                                                 =============    =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          3,458            8,077
 Redeemed .....................................         (3,437)          (7,714)
                                                 -------------    -------------
 Net Increase (Decrease) ......................             21              363
                                                 -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            162               83
 Redeemed .....................................            (48)             (15)
                                                 -------------    -------------
 Net Increase (Decrease) ......................            114               68
                                                 -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Alliance Technology (a)
                                              --------------------------------------------------
                                                    2002             2001             2000
                                              ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............  $     (204,177)  $     (215,661)  $      (76,288)
 Net realized gain (loss) on investments ....      (6,118,506)     (18,298,009)        (506,295)
 Change in unrealized appreciation
  (depreciation) on investments .............     (13,818,767)       7,601,879      (10,564,821)
                                               --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ................................     (20,141,450)     (10,911,791)     (11,147,404)
                                               --------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ......      12,166,810       13,314,847        7,114,732
 Transfers between funds and guaranteed
  interest account, net .....................       1,362,801       11,082,053       40,543,591
 Transfers for contract benefits and
  terminations ..............................      (1,486,390)        (886,319)        (772,878)
 Contract maintenance charges ...............      (4,049,867)      (3,496,414)        (811,950)
                                               --------------   --------------   --------------
 Net increase (decrease) in net assets from
  contractowners transactions ...............       7,993,354       20,014,167       46,073,495
                                               --------------   --------------   --------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ................................          46,119          (42,048)         426,287
                                               --------------   --------------   --------------
Increase (Decrease) in Net Assets ...........     (12,101,977)       9,060,328       35,352,378
Net Assets - Beginning of Period ............      44,412,706       35,352,378               --
                                               --------------   --------------   --------------
Net Assets - End of Period ..................  $   32,310,729   $   44,412,706   $   35,352,378
                                               ==============   ==============   ==============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .....................................              --               --               --
 Redeemed ...................................              --               --               --
                                               --------------   --------------   --------------
 Net Increase (Decrease) ....................              --               --               --
                                               --------------   --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .....................................             982            1,472              826
 Redeemed ...................................            (774)          (1,113)            (298)
                                               --------------   --------------   --------------
 Net Increase (Decrease) ....................             208              359              528
                                               --------------   --------------   --------------



                                                                                                       EQ/Bernstein
                                                                                                    Diversified Value
                                                               EQ/Balanced (f)(q)                          (e)
                                              ----------------------------------------------------- ------------------
                                                     2002              2001              2000              2002
                                              ------------------ ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............   $   12,113,760    $  14,616,778    $    13,953,106    $    964,032
 Net realized gain (loss) on investments ....      (73,919,467)      (7,624,110)        91,832,699      (1,010,461)
 Change in unrealized appreciation
  (depreciation) on investments .............      (47,302,906)     (31,738,236)      (115,634,605)    (15,360,826)
                                                --------------    -------------    ---------------    ------------
 Net increase (decrease) in net assets from
  operations ................................     (109,108,613)     (24,745,568)        (9,848,800)    (15,407,255)
                                                --------------    -------------    ---------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ......       64,161,367       52,423,463         43,380,686      19,091,549
 Transfers between funds and guaranteed
  interest account, net .....................      731,918,648      223,284,135        (18,801,218)     32,006,493
 Transfers for contract benefits and
  terminations ..............................      (36,918,543)     (31,418,693)       (23,090,558)     (3,233,637)
 Contract maintenance charges ...............      (48,235,238)     (36,290,597)       (25,919,768)     (6,155,555)
                                                --------------    -------------    ---------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ...............      710,926,234      207,998,308        (24,430,858)     41,708,850
                                                --------------    -------------    ---------------    ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ................................        3,424,742          (38,485)          (657,407)         82,625
                                                --------------    -------------    ---------------    ------------
Increase (Decrease) in Net Assets ...........      605,242,363      183,214,255        (34,937,065)     26,384,220
Net Assets - Beginning of Period ............      694,988,748      511,774,493        546,711,558      82,356,564
                                                --------------    -------------    ---------------    ------------
Net Assets - End of Period ..................   $1,300,231,111    $ 694,988,748    $   511,774,493    $108,740,784
                                                ==============    =============    ===============    ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .....................................            2,245              746                142               2
 Redeemed ...................................             (362)            (287)              (187)               (1)
                                                --------------    -------------    ---------------    ---------------
 Net Increase (Decrease) ....................            1,883              459                (45)              1
                                                --------------    -------------    ---------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .....................................              418              153                 48             812
 Redeemed ...................................              (63)             (33)               (11)           (407)
                                                --------------    -------------    ---------------    --------------
 Net Increase (Decrease) ....................              355              120                 37             405
                                                --------------    -------------    ---------------    --------------



                                               EQ/Bernstein Diversified
                                                       Value (e)
                                              ---------------------------
                                                    2001          2000
                                              --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............  $    481,910    $  3,304
 Net realized gain (loss) on investments ....       994,294      (2,223)
 Change in unrealized appreciation
  (depreciation) on investments .............    (2,419,314)     10,394
                                               ------------    --------
 Net increase (decrease) in net assets from
  operations ................................      (943,110)     11,475
                                               ------------    --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ......     7,544,069      41,252
 Transfers between funds and guaranteed
  interest account, net .....................    79,211,110     483,081
 Transfers for contract benefits and
  terminations ..............................    (1,699,250)        (44)
 Contract maintenance charges ...............    (2,322,983)     (7,905)
                                               ------------    --------
 Net increase (decrease) in net assets from
  contractowners transactions ...............    82,732,946     516,384
                                               ------------    --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ................................        38,863           6
                                               ------------    --------
Increase (Decrease) in Net Assets ...........    81,828,699     527,865
Net Assets - Beginning of Period ............       527,865          --
                                               ------------    --------
Net Assets - End of Period ..................  $ 82,356,564    $527,865
                                               ============    ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .....................................           188          --
 Redeemed ...................................          (188)         --
                                               ------------    --------
 Net Increase (Decrease) ....................            --          --
                                               ------------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued .....................................           765           5
 Redeemed ...................................          (177)         --
                                               ------------    --------
 Net Increase (Decrease) ....................           588           5
                                               ------------    --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Calvert
                                                 Socially Responsible (i)        EQ/Capital Guardian International
                                                -------------------------- ---------------------------------------------
                                                           2002                  2002             2001          2000
                                                -------------------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................           $    28             $  11,782       $    7,122     $     230
 Net realized gain (loss) on investments ......                --              (102,617)         (15,224)         (924)
 Change in unrealized appreciation
  (depreciation) on investments ...............               844              (120,182)         (92,323)      (51,223)
                                                          -------             ---------       ----------     ---------
 Net increase (decrease) in net assets from
  operations ..................................               872              (211,017)        (100,425)      (51,917)
                                                          -------             ---------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........                --               182,015          202,314       117,371
 Transfers between funds and guaranteed
  interest account, net .......................                --               599,543          280,606       362,727
 Transfers for contract benefits and
  terminations ................................                --                   (77)            (457)          (78)
 Contract maintenance charges .................                --               (55,104)         (27,827)       (8,810)
                                                          -------             ---------       ----------     ---------
 Net increase (decrease) in net assets from
  contractowners transactions .................                --               726,377          454,636       471,210
                                                          -------             ---------       ----------     ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................            49,972               106,802            1,527           425
                                                          -------             ---------       ----------     ---------
Increase (Decrease) in Net Assets .............            50,844               622,162          355,738       419,718
Net Assets - Beginning of Period ..............                --               775,456          419,718            --
                                                          -------             ---------       ----------     ---------
Net Assets - End of Period ....................           $50,844             $1,397,618      $  775,456     $ 419,718
                                                          =======             ==========      ==========     =========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................                --                    --               --            --
 Redeemed .....................................                --                    --               --            --
                                                          -------             ----------      ----------     ---------
 Net Increase (Decrease) ......................                --                    --               --            --
                                                          -------             ----------      ----------     ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................                --                    12                6             4
 Redeemed .....................................                --                      (3)              (1)         --
                                                          -------             ------------    -------------  ---------
 Net Increase (Decrease) ......................                --                     9                5             4
                                                          -------             -----------     ------------   ---------



                                                      EQ/Capital Guardian Research (o)
                                                ---------------------------------------------
                                                      2002           2001           2000
                                                --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     42,410     $   (6,011)    $   29,679
 Net realized gain (loss) on investments ......    (1,282,242)       (96,597)        30,415
 Change in unrealized appreciation
  (depreciation) on investments ...............    (4,103,762)       105,383          9,596
                                                 ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................    (5,343,594)         2,775         69,690
                                                 ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     3,704,772      1,822,578        711,351
 Transfers between funds and guaranteed
  interest account, net .......................    47,561,702      3,683,627      2,253,279
 Transfers for contract benefits and
  terminations ................................      (544,235)       (81,815)       (66,372)
 Contract maintenance charges .................    (1,025,640)      (333,607)      (114,994)
                                                 ------------     ----------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................    49,696,599      5,090,783      2,783,264
                                                 ------------     ----------     ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       484,706         11,644          5,042
                                                 ------------     ----------     ----------
Increase (Decrease) in Net Assets .............    44,837,711      5,105,202      2,857,996
Net Assets - Beginning of Period ..............     8,156,553      3,051,351        193,355
                                                 ------------     ----------     ----------
Net Assets - End of Period ....................  $ 52,994,264     $8,156,553     $3,051,351
                                                 ============     ==========     ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             1             --             --
 Redeemed .....................................            --             --             --
                                                 ------------     ----------     ----------
 Net Increase (Decrease) ......................             1             --             --
                                                 ------------     ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           650            174             35
 Redeemed .....................................           (90)          (127)           (10)
                                                 ------------     ----------     ----------
 Net Increase (Decrease) ......................           560             47             25
                                                 ------------     ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Capital Guardian U.S. Equity (k)
                                               -----------------------------------------------
                                                     2002           2001            2000
                                               --------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $        616     $    3,410      $  28,254
 Net realized gain (loss) on investments .....    (1,685,469)       (56,949)        21,480
 Change in unrealized appreciation
  (depreciation) on investments ..............    (2,434,159)       154,385          6,999
                                                ------------     ----------      ---------
 Net increase (decrease) in net assets from
  operations .................................    (4,119,012)       100,846         56,733
                                                ------------     ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......     3,618,847      1,068,480        536,209
 Transfers between funds and guaranteed
  interest account, net ......................    16,903,221      6,314,186      1,033,573
 Transfers for contract benefits and
  terminations ...............................      (385,660)       (51,509)       (68,022)
 Contract maintenance charges ................      (930,863)      (272,829)       (84,915)
                                                ------------     ----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ................    19,205,545      7,058,328      1,416,845
                                                ------------     ----------      ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................       179,995         11,558          5,455
                                                ------------     ----------      ---------
Increase (Decrease) in Net Assets ............    15,266,528      7,170,732      1,479,033
Net Assets - Beginning of Period .............     9,161,602      1,990,870        511,837
                                                ------------     ----------      ---------
Net Assets - End of Period ...................  $ 24,428,130     $9,161,602      $1,990,870
                                                ============     ==========      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            --             --             --
 Redeemed ....................................            --             --             --
                                                ------------     ----------      ----------
 Net Increase (Decrease) .....................            --             --             --
                                                ------------     ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           297             85             19
 Redeemed ....................................           (76)           (16)              (5)
                                                ------------     ----------      ------------
 Net Increase (Decrease) .....................           221             69             14
                                                ------------     ----------      -----------



                                                                                                   EQ/Equity 500
                                                          EQ/Emerging Markets Equity                 Index (g)
                                               ------------------------------------------------- -----------------
                                                     2002            2001             2000              2002
                                               --------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $   (201,686)   $     (164,902)  $    3,508,920   $     3,649,897
 Net realized gain (loss) on investments .....    (7,917,528)      (15,699,665)       4,430,062       (28,619,453)
 Change in unrealized appreciation
  (depreciation) on investments ..............     4,148,601        13,760,152      (36,201,861)     (123,537,945)
                                                ------------    --------------   --------------   ---------------
 Net increase (decrease) in net assets from
  operations .................................    (3,970,613)       (2,104,415)     (28,262,879)     (148,507,501)
                                                ------------    --------------   --------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......     8,003,310         8,992,159       13,667,286        94,526,035
 Transfers between funds and guaranteed
  interest account, net ......................     5,364,231        (5,239,900)      19,732,771        13,758,642
 Transfers for contract benefits and
  terminations ...............................    (1,823,148)       (1,302,774)      (1,935,931)      (28,636,189)
 Contract maintenance charges ................    (3,343,438)       (3,268,963)      (3,117,702)      (39,799,538)
                                                ------------    --------------   --------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ................     8,200,955          (819,478)      28,346,424        39,848,950
                                                ------------    --------------   --------------   ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................        78,411             4,496       (1,141,709)           73,984
                                                ------------    --------------   --------------   ---------------
Increase (Decrease) in Net Assets ............     4,308,753        (2,919,397)      (1,058,164)     (108,584,566)
Net Assets - Beginning of Period .............    36,712,988        39,632,385       40,690,549       615,386,390
                                                ------------    --------------   --------------   ---------------
Net Assets - End of Period ...................  $ 41,021,741    $   36,712,988   $   39,632,385   $   506,801,823
                                                ============    ==============   ==============   ===============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            --                --               --             1,046
 Redeemed ....................................            --                --               --              (993)
                                                ------------    --------------   --------------   ---------------
 Net Increase (Decrease) .....................            --                --               --                53
                                                ------------    --------------   --------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           873             1,022              706               617
 Redeemed ....................................          (764)           (1,032)            (466)             (323)
                                                ------------    --------------   --------------   ---------------
 Net Increase (Decrease) .....................           109               (10)             240               294
                                                ------------    --------------   --------------   ---------------



                                                    EQ/Equity 500 Index (g)
                                               ----------------------------------
                                                     2001              2000
                                               ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $   3,442,667    $     1,076,829
 Net realized gain (loss) on investments .....    (50,342,720)       154,361,638
 Change in unrealized appreciation
  (depreciation) on investments ..............    (34,420,555)      (231,136,418)
                                                -------------    ---------------
 Net increase (decrease) in net assets from
  operations .................................    (81,320,608)       (75,697,951)
                                                -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......    111,734,358        141,841,978
 Transfers between funds and guaranteed
  interest account, net ......................    (11,874,126)      (188,630,273)
 Transfers for contract benefits and
  terminations ...............................    (23,714,086)       (31,072,192)
 Contract maintenance charges ................    (38,885,384)       (37,557,252)
                                                -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ................     37,260,762       (115,417,739)
                                                -------------    ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................          7,463            249,927
                                                -------------    ---------------
Increase (Decrease) in Net Assets ............    (44,052,383)      (190,865,763)
Net Assets - Beginning of Period .............    659,438,773        850,304,536
                                                -------------    ---------------
Net Assets - End of Period ...................  $ 615,386,390    $   659,438,773
                                                =============    ===============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................          3,427              3,895
 Redeemed ....................................         (3,371)            (4,332)
                                                -------------    ---------------
 Net Increase (Decrease) .....................             56               (437)
                                                -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................            534                428
 Redeemed ....................................           (261)              (177)
                                                -------------    ---------------
 Net Increase (Decrease) .....................            273                251
                                                -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Evergreen Omega
                                                ----------------------------------------------
                                                     2002            2001            2000
                                                -------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (7,489)     $  (4,160)      $   (649)
 Net realized gain (loss) on investments ......     (279,818)       (39,991)       (18,345)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (223,025)       (69,937)       (47,080)
                                                  ----------      ---------       --------
 Net increase (decrease) in net assets from
  operations ..................................     (510,332)      (114,088)       (66,074)
                                                  ----------      ---------       --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      563,264        276,356        170,085
 Transfers between funds and guaranteed
  interest account, net .......................    1,084,065        658,839        389,449
 Transfers for contract benefits and
  terminations ................................     (256,747)       (40,663)       (14,028)
 Contract maintenance charges .................     (151,836)       (73,843)       (26,554)
                                                  ----------      ---------       --------
 Net increase (decrease) in net assets from
  contractowners transactions .................    1,238,746        820,689        518,952
                                                  ----------      ---------       --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       57,488          2,867          1,805
                                                  ----------      ---------       --------
Increase (Decrease) in Net Assets .............      785,902        709,468        454,683
Net Assets - Beginning of Period ..............    1,192,831        483,363         28,680
                                                  ----------      ---------       --------
Net Assets - End of Period ....................   $1,978,733      $1,192,831      $483,363
                                                  ==========      ==========      ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --             --             --
 Redeemed .....................................           --             --             --
                                                  ----------      ----------      --------
 Net Increase (Decrease) ......................           --             --             --
                                                  ----------      ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           37             16             13
 Redeemed .....................................          (20)              (5)            (8)
                                                  ----------      ------------    -----------
 Net Increase (Decrease) ......................           17             11              5
                                                  ----------      -----------     ----------



                                                              EQ/FI Mid Cap (r)                    EQ/FI Small/Mid Cap Value
                                                ---------------------------------------------- ----------------------------------
                                                      2002            2001           2000             2002              2001
                                                --------------- --------------- -------------- ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   (126,687)    $   (23,046)    $    1,719     $     52,738      $    125,070
 Net realized gain (loss) on investments ......    (1,266,831)       (487,515)        22,280           (6,499)          138,857
 Change in unrealized appreciation
  (depreciation) on investments ...............    (3,581,242)        115,983         45,777      (21,524,362)        2,231,073
                                                 ------------     -----------     ----------     ------------      ------------
 Net increase (decrease) in net assets from
  operations ..................................    (4,974,760)       (394,578)        69,776      (21,478,123)        2,495,000
                                                 ------------     -----------     ----------     ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     7,753,115       3,104,260        366,696       26,976,692        12,839,917
 Transfers between funds and guaranteed
  interest account, net .......................    14,946,151      11,391,130      1,093,460       45,396,850        32,580,993
 Transfers for contract benefits and
  terminations ................................      (955,562)       (134,130)        (4,645)      (4,898,956)       (2,101,751)
 Contract maintenance charges .................    (1,894,761)       (576,665)        (7,269)      (7,885,135)       (3,235,147)
                                                 ------------     -----------     ----------     ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................    19,848,943      13,784,595      1,448,242       59,589,451        40,084,012
                                                 ------------     -----------     ----------     ------------      ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       153,490        (292,342)       500,894           26,796            29,365
                                                 ------------     -----------     ----------     ------------      ------------
Increase (Decrease) in Net Assets .............    15,027,673      13,097,675      2,018,912       38,138,124        42,608,377
Net Assets - Beginning of Period ..............    15,116,587       2,018,912             --       80,434,806        37,826,429
                                                 ------------     -----------     ----------     ------------      ------------
Net Assets - End of Period ....................  $ 30,144,260     $15,116,587     $2,018,912     $118,572,930      $ 80,434,806
                                                 ============     ===========     ==========     ============      ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --              --             --                3                --
 Redeemed .....................................            --              --             --                 (1)             --
                                                 ------------     -----------     ----------     ---------------   ------------
 Net Increase (Decrease) ......................            --              --             --                2                --
                                                 ------------     -----------     ----------     --------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           493             426             64            1,110               855
 Redeemed .....................................          (240)           (267)           (49)            (601)             (498)
                                                 ------------     -----------     ----------     --------------    ------------
 Net Increase (Decrease) ......................           253             159             15              509               357
                                                 ------------     -----------     ----------     --------------    ------------



                                                EQ/FI Small/Mid
                                                   Cap Value
                                                ---------------
                                                      2000
                                                ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    183,673
 Net realized gain (loss) on investments ......      (925,533)
 Change in unrealized appreciation
  (depreciation) on investments ...............     2,355,805
                                                 ------------
 Net increase (decrease) in net assets from
  operations ..................................     1,613,945
                                                 ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     8,252,522
 Transfers between funds and guaranteed
  interest account, net .......................    (4,015,926)
 Transfers for contract benefits and
  terminations ................................    (1,679,638)
 Contract maintenance charges .................    (2,277,996)
                                                 ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................       278,962
                                                 ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       (14,691)
                                                 ------------
Increase (Decrease) in Net Assets .............     1,878,216
Net Assets - Beginning of Period ..............    35,948,213
                                                 ------------
Net Assets - End of Period ....................  $ 37,826,429
                                                 ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --
 Redeemed .....................................            --
                                                 ------------
 Net Increase (Decrease) ......................            --
                                                 ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           146
 Redeemed .....................................          (143)
                                                 ------------
 Net Increase (Decrease) ......................             3
                                                 ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/High Yield
                                                ----------------------------------------------------
                                                      2002             2001              2000
                                                ---------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  10,681,084    $  11,182,251     $ 13,410,653
 Net realized gain (loss) on investments ......    (14,071,175)     (19,177,544)     (14,615,073)
 Change in unrealized appreciation
  (depreciation) on investments ...............       (252,884)       8,741,806      (11,205,680)
                                                 -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     (3,642,975)         746,513      (12,410,100)
                                                 -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     17,316,670       18,089,741       24,114,311
 Transfers between funds and guaranteed
  interest account, net .......................      7,117,075       (3,097,120)     (21,187,150)
 Transfers for contract benefits and
  terminations ................................     (8,188,562)      (6,596,529)      (6,510,833)
 Contract maintenance charges .................     (9,527,664)      (9,310,362)      (9,706,663)
                                                 -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      6,717,519         (914,270)     (13,290,335)
                                                 -------------    -------------     ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................        (10,748)          (4,036)      (2,037,976)
                                                 -------------    -------------     ------------
Increase (Decrease) in Net Assets .............      3,063,796         (171,793)     (27,738,411)
Net Assets - Beginning of Period ..............    121,924,278      122,096,071      149,834,482
                                                 -------------    -------------     ------------
Net Assets - End of Period ....................  $ 124,988,074    $ 121,924,278     $122,096,071
                                                 =============    =============     ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            507              437              214
 Redeemed .....................................           (488)            (454)            (272)
                                                 -------------    -------------     ------------
 Net Increase (Decrease) ......................             19              (17)             (58)
                                                 -------------    -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            119               54               27
 Redeemed .....................................            (62)             (17)                (6)
                                                 -------------    -------------     ---------------
 Net Increase (Decrease) ......................             57               37               21
                                                 -------------    -------------     --------------



                                                       EQ/International Equity Index            EQ/J.P. Morgan Core Bond
                                                ------------------------------------------- --------------------------------
                                                      2002          2001          2000            2002            2001
                                                --------------- ------------ -------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    1,847     $    (600)    $    (41)      $   476,299      $ 166,586
 Net realized gain (loss) on investments ......      (57,958)      (35,044)       3,601           118,974         70,457
 Change in unrealized appreciation
  (depreciation) on investments ...............      (54,905)      (12,786)     (19,166)          284,742        (95,335)
                                                  ----------     ---------     --------       -----------      ---------
 Net increase (decrease) in net assets from
  operations ..................................     (111,016)      (48,430)     (15,606)          880,015        141,708
                                                  ----------     ---------     --------       -----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........       66,299       181,108       70,925         1,391,327        574,925
 Transfers between funds and guaranteed
  interest account, net .......................      163,976        25,789      128,159         5,382,020      2,969,291
 Transfers for contract benefits and
  terminations ................................       (2,879)       (4,606)         (77)          (13,293)        (1,805)
 Contract maintenance charges .................      (39,102)      (18,330)      (6,569)         (339,694)       (72,727)
                                                  ----------     ---------     --------       -----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions .................      188,294       183,961      192,438         6,420,360      3,469,684
                                                  ----------     ---------     --------       -----------      ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       68,056           529           15           117,928          3,533
                                                  ----------     ---------     --------       -----------      ---------
Increase (Decrease) in Net Assets .............      145,334       136,060      176,847         7,418,303      3,614,925
Net Assets - Beginning of Period ..............      314,167       178,107        1,260         4,697,408      1,082,483
                                                  ----------     ---------     --------       -----------      ---------
Net Assets - End of Period ....................   $  459,501     $ 314,167     $178,107       $12,115,711      $4,697,408
                                                  ==========     =========     ========       ===========      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --            --           --                --             --
 Redeemed .....................................           --            --           --                --             --
                                                  ----------     ---------     --------       -----------      ----------
 Net Increase (Decrease) ......................           --            --           --                --             --
                                                  ----------     ---------     --------       -----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            6             2            4                73             34
 Redeemed .....................................             (2)         --             (2)            (18)              (4)
                                                  -------------  ---------     -----------    -----------      ------------
 Net Increase (Decrease) ......................            4             2            2                55             30
                                                  ------------   ---------     ----------     -----------      -----------




                                                EQ/J.P. Morgan
                                                  Core Bond
                                                -------------
                                                     2000
                                                -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   48,406
 Net realized gain (loss) on investments ......         908
 Change in unrealized appreciation
  (depreciation) on investments ...............       2,005
                                                 ----------
 Net increase (decrease) in net assets from
  operations ..................................      51,319
                                                 ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      84,090
 Transfers between funds and guaranteed
  interest account, net .......................     951,048
 Transfers for contract benefits and
  terminations ................................          --
 Contract maintenance charges .................      (6,190)
                                                 ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................   1,028,948
                                                 ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          24
                                                 ----------
Increase (Decrease) in Net Assets .............   1,080,291
Net Assets - Beginning of Period ..............       2,192
                                                 ----------
Net Assets - End of Period ....................  $1,082,483
                                                 ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          --
 Redeemed .....................................          --
                                                 ----------
 Net Increase (Decrease) ......................          --
                                                 ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           9
 Redeemed .....................................          --
                                                 ----------
 Net Increase (Decrease) ......................           9
                                                 ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Janus Large Cap Growth (r)
                                                ------------------------------------------------
                                                      2002            2001            2000
                                                --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (79,582)   $    (44,414)     $   1,297
 Net realized gain (loss) on investments ......    (1,611,929)     (1,095,410)        (3,341)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (4,044,944)     (1,003,017)      (280,573)
                                                 ------------    ------------      ---------
 Net increase (decrease) in net assets from
  operations ..................................    (5,736,455)     (2,142,841)      (282,617)
                                                 ------------    ------------      ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     6,298,798       4,178,096        531,995
 Transfers between funds and guaranteed
  interest account, net .......................     3,745,134       8,973,650      3,230,829
 Transfers for contract benefits and
  terminations ................................      (602,318)       (127,892)           (11)
 Contract maintenance charges .................    (1,580,907)       (840,444)       (28,450)
                                                 ------------    ------------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions .................     7,860,707      12,183,410      3,734,363
                                                 ------------    ------------      ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       148,585        (301,402)       502,998
                                                 ------------    ------------      ---------
Increase (Decrease) in Net Assets .............     2,272,837       9,739,167      3,954,744
Net Assets - Beginning of Period ..............    13,693,911       3,954,744             --
                                                 ------------    ------------      ---------
Net Assets - End of Period ....................  $ 15,966,748    $ 13,693,911      $3,954,744
                                                 ============    ============      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --              --             --
 Redeemed .....................................            --              --             --
                                                 ------------    ------------      ----------
 Net Increase (Decrease) ......................            --              --             --
                                                 ------------    ------------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           297             291             47
 Redeemed .....................................          (155)           (122)              (5)
                                                 ------------    ------------      ------------
 Net Increase (Decrease) ......................           142             169             42
                                                 ------------    ------------      -----------



                                                       EQ/Lazard Small Cap Value (r)            EQ/Marsico Focus (d)
                                                ------------------------------------------- ----------------------------
                                                     2002            2001           2000          2002          2001
                                                -------------- ---------------- ----------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    4,111      $  64,828      $  2,778    $    (41,277)    $   (365)
 Net realized gain (loss) on investments ......       30,651        137,762           250        (259,061)         159
 Change in unrealized appreciation
  (depreciation) on investments ...............     (376,866)        20,327         6,143      (1,429,037)       8,459
                                                  ----------      ---------      --------    ------------     --------
 Net increase (decrease) in net assets from
  operations ..................................     (342,104)       222,917         9,171      (1,729,375)       8,253
                                                  ----------      ---------      --------    ------------     --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      506,266        153,359        29,043       2,791,954       58,977
 Transfers between funds and guaranteed
  interest account, net .......................       97,221      1,821,881        97,039      20,649,620      634,874
 Transfers for contract benefits and
  terminations ................................      (94,298)          (743)          (47)       (219,524)          --
 Contract maintenance charges .................      (88,069)       (33,037)       (2,949)       (728,005)      (3,060)
                                                  ----------      ---------      --------    ------------     --------
 Net increase (decrease) in net assets from
  contractowners transactions .................      421,120      1,941,460       123,086      22,494,045      690,791
                                                  ----------      ---------      --------    ------------     --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       63,807          2,091            15          77,488          365
                                                  ----------      ---------      --------    ------------     --------
Increase (Decrease) in Net Assets .............      142,823      2,166,468       132,272      20,842,158      699,409
Net Assets - Beginning of Period ..............    2,298,740        132,272            --         699,409           --
                                                  ----------      ---------      --------    ------------     --------
Net Assets - End of Period ....................   $2,441,563      $2,298,740     $132,272    $ 21,541,567     $699,409
                                                  ==========      ==========     ========    ============     ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --             --            --              --           --
 Redeemed .....................................           --             --            --              --           --
                                                  ----------      ----------     --------    ------------     --------
 Net Increase (Decrease) ......................           --             --            --              --           --
                                                  ----------      ----------     --------    ------------     --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           15             19             1             292            7
 Redeemed .....................................          (11)              (3)         --             (69)          --
                                                  ----------      ------------   --------    ------------     --------
 Net Increase (Decrease) ......................            4             16             1             223            7
                                                  ----------      -----------    --------    ------------     --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Mercury Basic Value Equity
                                                ------------------------------------------------
                                                      2002             2001            2000
                                                ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     703,227    $  2,539,500    $  2,328,016
 Net realized gain (loss) on investments ......     (1,109,774)      2,183,807       3,134,933
 Change in unrealized appreciation
  (depreciation) on investments ...............    (21,147,465)       (467,046)         80,020
                                                 -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................    (21,554,012)      4,256,261       5,542,969
                                                 -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     22,761,044      15,725,847      14,274,696
 Transfers between funds and guaranteed
  interest account, net .......................     25,587,718      30,278,072        (709,168)
 Transfers for contract benefits and
  terminations ................................     (3,965,090)     (2,364,969)     (2,590,934)
 Contract maintenance charges .................     (7,153,098)     (3,962,409)     (2,726,971)
                                                 -------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     37,230,574      39,676,541       8,247,623
                                                 -------------    ------------    ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         65,036          19,766          (2,113)
                                                 -------------    ------------    ------------
Increase (Decrease) in Net Assets .............     15,741,598      43,952,568      13,788,479
Net Assets - Beginning of Period ..............     97,531,356      53,578,788      39,790,309
                                                 -------------    ------------    ------------
Net Assets - End of Period ....................  $ 113,272,954    $ 97,531,356    $ 53,578,788
                                                 =============    ============    ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --              --              --
 Redeemed .....................................             --              --              --
                                                 -------------    ------------    ------------
 Net Increase (Decrease) ......................             --              --              --
                                                 -------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            462             409             167
 Redeemed .....................................           (239)           (173)           (111)
                                                 -------------    ------------    ------------
 Net Increase (Decrease) ......................            223             236              56
                                                 -------------    ------------    ------------




                                                                                                     EQ/MFS Investors
                                                          EQ/MFS Emerging Growth Companies                Trust
                                                ---------------------------------------------------- ---------------
                                                      2002              2001              2000             2002
                                                ---------------- ----------------- ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (911,294)   $    (1,252,435)  $     4,239,609   $       8,380
 Net realized gain (loss) on investments ......    (54,691,176)       (79,597,391)       42,246,120        (561,412)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (18,607,153)       (29,752,357)     (121,109,758)       (729,555)
                                                 -------------    ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations ..................................    (74,209,623)      (110,602,183)      (74,624,029)     (1,282,587)
                                                 -------------    ---------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     42,212,245         59,452,044        70,287,748       1,481,995
 Transfers between funds and guaranteed
  interest account, net .......................    (26,499,349)       (17,664,893)      106,624,803       2,862,773
 Transfers for contract benefits and
  terminations ................................     (9,253,128)        (8,729,236)      (11,540,315)       (395,375)
 Contract maintenance charges .................    (16,423,748)       (18,898,434)      (16,274,107)       (439,559)
                                                 -------------    ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     (9,963,980)        14,159,481       149,098,129       3,509,834
                                                 -------------    ---------------   ---------------   -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         26,662             59,311           (13,468)        156,498
                                                 -------------    ---------------   ---------------   -------------
Increase (Decrease) in Net Assets .............    (84,146,941)       (96,383,391)       74,460,632       2,383,745
Net Assets - Beginning of Period ..............    216,260,282        312,643,673       238,183,041       4,095,531
                                                 -------------    ---------------   ---------------   -------------
Net Assets - End of Period ....................  $ 132,113,341    $   216,260,282   $   312,643,673   $   6,479,276
                                                 =============    ===============   ===============   =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --                 --                --              --
 Redeemed .....................................             --                 --                --              --
                                                 -------------    ---------------   ---------------   -------------
 Net Increase (Decrease) ......................             --                 --                --              --
                                                 -------------    ---------------   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................          1,631              1,853             1,794              83
 Redeemed .....................................         (1,719)            (1,765)           (1,248)            (37)
                                                 -------------    ---------------   ---------------   -------------
 Net Increase (Decrease) ......................            (88)                88               546              46
                                                 -------------    ---------------   ---------------   -------------



                                                   EQ/MFS Investors Trust
                                                -----------------------------
                                                     2001           2000
                                                -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $      143     $    1,225
 Net realized gain (loss) on investments ......      (95,215)        13,705
 Change in unrealized appreciation
  (depreciation) on investments ...............     (389,623)       (41,696)
                                                  ----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................     (484,695)       (26,766)
                                                  ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........    1,308,391        915,571
 Transfers between funds and guaranteed
  interest account, net .......................    1,379,673      1,166,335
 Transfers for contract benefits and
  terminations ................................      (64,804)      (108,500)
 Contract maintenance charges .................     (304,911)      (125,415)
                                                  ----------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................    2,318,349      1,847,991
                                                  ----------     ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................        4,927         20,011
                                                  ----------     ----------
Increase (Decrease) in Net Assets .............    1,838,581      1,841,236
Net Assets - Beginning of Period ..............    2,256,950        415,714
                                                  ----------     ----------
Net Assets - End of Period ....................   $4,095,531     $2,256,950
                                                  ==========     ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --             --
 Redeemed .....................................           --             --
                                                  ----------     ----------
 Net Increase (Decrease) ......................           --             --
                                                  ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           39             34
 Redeemed .....................................          (13)           (16)
                                                  ----------     ----------
 Net Increase (Decrease) ......................           26             18
                                                  ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Money Market
                                               -----------------------------------------------------
                                                      2002              2001              2000
                                               ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $     4,211,793   $    12,140,810   $    18,750,665
 Net realized gain (loss) on investments .....       (5,188,291)       (1,312,388)       13,517,536
 Change in unrealized appreciation
  (depreciation) on investments ..............        5,378,377         2,210,091       (12,753,418)
                                                ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .................................        4,401,879        13,038,513        19,514,783
                                                ---------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......      230,349,860       281,063,327       261,734,365
 Transfers between funds and guaranteed
  interest account, net ......................     (119,205,234)     (148,469,048)     (159,392,173)
 Transfers for contract benefits and
  terminations ...............................      (87,674,273)      (27,698,359)      (33,650,289)
 Contract maintenance charges ................      (39,250,883)      (33,347,788)      (30,749,863)
                                                ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ................      (15,780,530)       71,548,132        37,942,040
                                                ---------------   ---------------   ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................          113,197           113,926        (2,047,311)
                                                ---------------   ---------------   ---------------
Increase (Decrease) in Net Assets ............      (11,265,454)       84,700,571        55,409,512
Net Assets - Beginning of Period .............      484,538,460       399,837,889       344,428,377
                                                ---------------   ---------------   ---------------
Net Assets - End of Period ...................  $   473,273,006   $   484,538,460   $   399,837,889
                                                ===============   ===============   ===============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            7,342            16,851            14,870
 Redeemed ....................................           (7,301)          (16,788)          (14,766)
                                                ---------------   ---------------   ---------------
 Net Increase (Decrease) .....................               41                63               104
                                                ---------------   ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................            2,644             5,670             3,447
 Redeemed ....................................           (2,503)           (5,232)           (3,266)
                                                ---------------   ---------------   ---------------
 Net Increase (Decrease) .....................              141               438               181
                                                ---------------   ---------------   ---------------




                                                       EQ/Putnam Growth & Income Value         EQ/Putnam International Equity (j)
                                               ----------------------------------------------- ----------------------------------
                                                     2002            2001            2000            2002             2001
                                               --------------- --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $    259,774    $    138,028    $    126,120    $      209,179     $   6,539
 Net realized gain (loss) on investments .....    (1,298,427)       (289,234)       (439,753)       (1,892,139)     (213,305)
 Change in unrealized appreciation
  (depreciation) on investments ..............    (5,081,256)     (1,766,064)      1,779,700        (9,674,470)     (127,410)
                                                ------------    ------------    ------------    --------------     ---------
 Net increase (decrease) in net assets from
  operations .................................    (6,119,909)     (1,917,270)      1,466,067       (11,357,430)     (334,176)
                                                ------------    ------------    ------------    --------------     ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......     5,822,705       5,774,568       6,483,419         9,200,750       525,435
 Transfers between funds and guaranteed
  interest account, net ......................     1,034,333       3,224,087      (2,317,055)       64,088,431     1,289,973
 Transfers for contract benefits and
  terminations ...............................    (1,464,469)       (883,203)     (1,310,344)       (1,404,482)      (21,852)
 Contract maintenance charges ................    (2,013,454)     (1,704,681)     (1,561,710)       (2,886,983)     (117,395)
                                                ------------    ------------    ------------    --------------     ---------
 Net increase (decrease) in net assets from
  contractowners transactions ................     3,379,115       6,410,771       1,294,310        68,997,716     1,676,161
                                                ------------    ------------    ------------    --------------     ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................       102,693          16,347          (2,863)          197,554         2,400
                                                ------------    ------------    ------------    --------------     ---------
Increase (Decrease) in Net Assets ............    (2,638,101)      4,509,848       2,757,514        57,837,840     1,344,385
Net Assets - Beginning of Period .............    29,061,141      24,551,293      21,793,779         2,328,480       984,095
                                                ------------    ------------    ------------    --------------     ---------
Net Assets - End of Period ...................  $ 26,423,040    $ 29,061,141    $ 24,551,293    $   60,166,320     $2,328,480
                                                ============    ============    ============    ==============     ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            --              --              --                --            --
 Redeemed ....................................            --              --              --                --            --
                                                ------------    ------------    ------------    --------------     ----------
 Net Increase (Decrease) .....................            --              --              --                --            --
                                                ------------    ------------    ------------    --------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           134             107              90             1,007            20
 Redeemed ....................................          (103)            (55)            (79)             (316)             (5)
                                                ------------    ------------    ------------    --------------     ------------
 Net Increase (Decrease) .....................            31              52              11               691            15
                                                ------------    ------------    ------------    --------------     -----------



                                                  EQ/Putnam
                                                International
                                                    Equity
                                                     2000
                                               ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................   $   62,003
 Net realized gain (loss) on investments .....       70,005
 Change in unrealized appreciation
  (depreciation) on investments ..............     (158,452)
                                                 ----------
 Net increase (decrease) in net assets from
  operations .................................      (26,444)
                                                 ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......      177,172
 Transfers between funds and guaranteed
  interest account, net ......................      857,709
 Transfers for contract benefits and
  terminations ...............................         (173)
 Contract maintenance charges ................      (24,910)
                                                 ----------
 Net increase (decrease) in net assets from
  contractowners transactions ................    1,009,798
                                                 ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................           25
                                                 ----------
Increase (Decrease) in Net Assets ............      983,379
Net Assets - Beginning of Period .............          716
                                                 ----------
Net Assets - End of Period ...................   $  984,095
                                                 ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................           --
 Redeemed ....................................           --
                                                 ----------
 Net Increase (Decrease) .....................           --
                                                 ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................            4
 Redeemed ....................................             (1)
                                                 -------------
 Net Increase (Decrease) .....................            3
                                                 ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Putnam Voyager
                                                -------------------------------------------------
                                                      2002             2001             2000
                                                ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $  (6,791)       $  (6,498)      $    1,432
 Net realized gain (loss) on investments ......     (180,020)         (90,894)          (9,744)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (264,798)        (153,864)        (115,853)
                                                   ---------        ---------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     (451,609)        (251,256)        (124,165)
                                                   ---------        ---------       ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      376,125          665,693          280,877
 Transfers between funds and guaranteed
  interest account, net .......................       99,421          461,861          598,298
 Transfers for contract benefits and
  terminations ................................      (25,683)         (30,677)              --
 Contract maintenance charges .................     (121,957)         (91,205)         (23,958)
                                                   ---------        ---------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................      327,906        1,005,672          855,217
                                                   ---------        ---------       ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       58,719            1,590               19
                                                   ---------        ---------       ----------
Increase (Decrease) in Net Assets .............      (64,984)         756,006          731,071
Net Assets - Beginning of Period ..............    1,498,488          742,482           11,411
                                                   ---------        ---------       ----------
Net Assets - End of Period ....................    $1,433,504       $1,498,488      $  742,482
                                                   ==========       ==========      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --               --
 Redeemed .....................................           --               --               --
                                                   ----------       ----------      ----------
 Net Increase (Decrease) ......................           --               --               --
                                                   ----------       ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            8               12                8
 Redeemed .....................................             (4)              (2)              (1)
                                                   ------------     ------------    -------------
 Net Increase (Decrease) ......................            4               10                7
                                                   -----------      -----------     ------------



                                                        EQ/Small Company Index
                                                ---------------------------------------
                                                      2002          2001        2000
                                                --------------- ----------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $      (23)    $   1,623   $  3,112
 Net realized gain (loss) on investments ......      (40,343)       (5,635)     2,773
 Change in unrealized appreciation
  (depreciation) on investments ...............     (148,885)       38,966     (7,854)
                                                  ----------     ---------   --------
 Net increase (decrease) in net assets from
  operations ..................................     (189,251)       34,954     (1,969)
                                                  ----------     ---------   --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      157,952        96,565     15,197
 Transfers between funds and guaranteed
  interest account, net .......................       88,392       393,493     42,754
 Transfers for contract benefits and
  terminations ................................         (183)       (1,623)       (36)
 Contract maintenance charges .................      (22,592)      (12,197)    (3,051)
                                                  ----------     ---------   --------
 Net increase (decrease) in net assets from
  contractowners transactions .................      223,569       476,238     54,864
                                                  ----------     ---------   --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       84,102           820     20,007
                                                  ----------     ---------   --------
Increase (Decrease) in Net Assets .............      118,420       512,012     72,902
Net Assets - Beginning of Period ..............      584,914        72,902         --
                                                  ----------     ---------   --------
Net Assets - End of Period ....................   $  703,334     $ 584,914   $ 72,902
                                                  ==========     =========   ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --            --         --
 Redeemed .....................................           --            --         --
                                                  ----------     ---------   --------
 Net Increase (Decrease) ......................           --            --         --
                                                  ----------     ---------   --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            3             5         --
 Redeemed .....................................             (2)         --         --
                                                  -------------  ---------   --------
 Net Increase (Decrease) ......................            1             5         --
                                                  ------------   ---------   --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 MFS Mid Cap Growth (m)   PIMCO Renaissance (m)
                                                ------------------------ -----------------------
                                                          2002                     2002
                                                ------------------------ -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................         $   (1)                 $    106
 Net realized gain (loss) on investments ......              3                        49
 Change in unrealized appreciation
  (depreciation) on investments ...............               (6)                     13
                                                        ---------               --------
 Net increase (decrease) in net assets from
  operations ..................................               (4)                    168
                                                        ---------               --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........             --                    18,392
 Transfers between funds and guaranteed
  interest account, net .......................            953                     3,518
 Transfers for contract benefits and
  terminations ................................             --                        --
 Contract maintenance charges .................           (535)                   (1,343)
                                                        --------                --------
 Net increase (decrease) in net assets from
  contractowners transactions .................            418                    20,567
                                                        --------                --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................              2                      (102)
                                                        --------                --------
Increase (Decrease) in Net Assets .............            416                    20,633
Net Assets - Beginning of Period ..............             --                        --
                                                        --------                --------
Net Assets - End of Period ....................         $  416                  $ 20,633
                                                        ========                ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --                        --
 Redeemed .....................................             --                        --
                                                        --------                --------
 Net Increase (Decrease) ......................             --                        --
                                                        --------                --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             --                        --
 Redeemed .....................................             --                        --
                                                        --------                --------
 Net Increase (Decrease) ......................             --                        --
                                                        --------                --------



                                                 PIMCO Total Return (m)   U.S. Real Estate (n)   Vanguard VIF Equity Index (h)
                                                ------------------------ ---------------------- -------------------------------
                                                          2002                    2002                        2002
                                                ------------------------ ---------------------- -------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................         $1,035                 $   63,796                  $  (123)
 Net realized gain (loss) on investments ......               (1)                      99                     (789)
 Change in unrealized appreciation
  (depreciation) on investments ...............            145                    (48,679)                  (2,230)
                                                        --------               ----------                  -------
 Net increase (decrease) in net assets from
  operations ..................................          1,179                     15,216                   (3,142)
                                                        --------               ----------                  -------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........         22,110                      2,241                   77,588
 Transfers between funds and guaranteed
  interest account, net .......................          9,175                  1,296,125                   41,182
 Transfers for contract benefits and
  terminations ................................             --                         --                       --
 Contract maintenance charges .................           (811)                    (8,524)                  (4,347)
                                                        --------               ----------                  -------
 Net increase (decrease) in net assets from
  contractowners transactions .................         30,474                  1,289,842                  114,423
                                                        --------               ----------                  -------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................            144                         --                      124
                                                        --------               ----------                  -------
Increase (Decrease) in Net Assets .............         31,797                  1,305,058                  111,405
Net Assets - Beginning of Period ..............             --                         --                       --
                                                        --------               ----------                  -------
Net Assets - End of Period ....................         $31,797                $1,305,058                  $111,405
                                                        ========               ==========                  ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --                         12                        2
 Redeemed .....................................             --                         --                         (1)
                                                        --------               ----------                  ----------
 Net Increase (Decrease) ......................             --                         12                        1
                                                        --------               ----------                  ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             --                         --                       --
 Redeemed .....................................             --                         --                       --
                                                        --------               ----------                  ---------
 Net Increase (Decrease) ......................             --                         --                       --
                                                        --------               ----------                  ---------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) Commenced operations on May 22, 2000.
(b) Commenced operations on June 22, 2000.
(c) Commenced operations on October 22, 2000.
(d) Commenced operations on October 22, 2001.
(e) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio, occurred on May 18, 2001 (See Note 5).
(f) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(g) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(h) Commenced operations on April 26, 2002.
(i) Commenced operations on May 13, 2002.
(j) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).
(k) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(l) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(m) Commenced operations on August 2, 2002.
(n) Commenced operations on November 5, 2002.
(o) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(p) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(q) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
(r) Commenced operations on September 5, 2000.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2002


1.   Organization

     The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), MFS Variable Insurance Trust, OCC Accumulation Trust, Pimco Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

     The Account consists of 49 variable investment options(1):

     o AXA Premier VIP Core Bond                       o EQ/Emerging Markets Equity(3)
     o AXA Premier VIP Health Care                     o EQ/Equity 500 Index(4)
     o AXA Premier VIP International Equity            o EQ/Evergreen Omega(5)
     o AXA Premier VIP Large Cap Core Equity           o EQ/FI Mid Cap
     o AXA Premier VIP Large Cap Growth                o EQ/FI Small/Mid Cap Value(6)
     o AXA Premier VIP Large Cap Value                 o EQ/High Yield(14)
     o AXA Premier VIP Small/Mid Cap Growth            o EQ/International Equity Index(7)
     o AXA Premier VIP Small/Mid Cap Value             o EQ/J.P. Morgan Core Bond(8)
     o AXA Premier VIP Technology                      o EQ/Janus Large Cap Growth
     o Davis Value                                     o EQ/Lazard Small Cap Value
     o EQ/Aggressive Stock(2)                          o EQ/Marsico Focus
     o EQ/Alliance Common Stock                        o EQ/Mercury Basic Value Equity(9)
     o EQ/Alliance Growth and Income                   o EQ/MFS Emerging Growth Companies
     o EQ/Alliance Intermediate Government Securities  o EQ/MFS Investors Trust(10)
     o EQ/Alliance International                       o EQ/Money Market(15)
     o EQ/Alliance Premier Growth                      o EQ/Putnam Growth & Income Value
     o EQ/Alliance Quality Bond                        o EQ/Putnam International Equity
     o EQ/Alliance Small Cap Growth                    o EQ/Putnam Voyager(13)
     o EQ/Alliance Technology                          o EQ/Small Company Index(11)
     o EQ/Balanced                                     o MFS Mid Cap Growth
     o EQ/Bernstein Diversified Value(12)              o PIMCO Renaissance
     o EQ/Calvert Socially Responsible                 o PIMCO Total Return
     o EQ/Capital Guardian International               o U.S. Real Estate
     o EQ/Capital Guardian Research                    o Vanguard VIF Equity Index
     o EQ/Capital Guardian U.S. Equity


     ----------
      1) Effective May 18, 2001 the names of the EQAT investment options include    9) Formerly known as Merrill
         EQ/.                                                                          Lynch Basic Value Equity
      2) Formerly known as Alliance Aggressive                                     10) Formerly known as MFS Growth with Income
      3) Formerly known as Morgan Stanley Emerging Markets Equity                  11) Formerly known as BT Small Company Index
      4) Formerly known as Alliance Equity Index                                   12) Formerly known as Lazard Large Cap Value
      5) Formerly known as EQ/Evergreen                                            13) Formerly known as EQ/Putnam Investors Growth
      6) Formerly known as Warburg Pincus Small Company Value                      14) Formerly known as EQ/Alliance High Yield
      7) Formerly known as BT International Equity Index                           15) Formerly known as EQ/Alliance Money Market
      8) Formerly known as JPM Core Bond Portfolio


     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


1.   Organization (Concluded)

     The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Incentive Life Plus(SM), Paramount Life, IL Protector(SM), and Incentive Life COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, Survivorship Incentive Life '02; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class B shares and are different from Incentive Life products.

     The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distributor Channel.

     The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

     Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

     Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

     Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

     Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


2.   Significant Accounting Policies (Concluded)

     is subject to creditor rights.

     Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

     The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                                    Purchases           Sales
                                                                ----------------   --------------
     AXA Premier VIP Core Bond ..............................    $   26,873,217     $  4,238,231
     AXA Premier VIP Health Care ............................         6,667,548        3,873,799
     AXA Premier VIP International Equity ...................           117,087           28,629
     AXA Premier VIP Large Cap Core Equity ..................            29,830               45
     AXA Premier VIP Large Cap Growth .......................           152,843           15,484
     AXA Premier VIP Large Cap Value ........................           268,752           30,329
     AXA Premier VIP Small/Mid Cap Growth ...................           143,750           27,601
     AXA Premier VIP Small/Mid Cap Value ....................        11,854,659        4,683,328
     AXA Premier VIP Technology .............................            71,955           21,359
     Davis Value ............................................            21,791              571
     EQ/Aggressive Stock ....................................       289,086,882      325,263,173
     EQ/Alliance Common Stock ...............................       233,423,435      388,788,813
     EQ/Alliance Growth and Income ..........................       100,611,086       64,375,876
     EQ/Alliance Intermediate Government Securities .........       135,797,809       60,873,507
     EQ/Alliance International ..............................       405,004,695       59,026,014
     EQ/Alliance Premier Growth .............................        61,557,657       61,039,479
     EQ/Alliance Quality Bond ...............................        82,855,129       65,452,876
     EQ/Alliance Small Cap Growth ...........................       175,097,952      157,288,125
     EQ/Alliance Technology .................................        28,308,979       20,501,896
     EQ/Balanced ............................................     1,546,380,943      818,880,673
     EQ/Bernstein Diversified Value .........................       115,629,444       72,932,798
     EQ/Calvert Socially Responsible ........................            50,000               --
     EQ/Capital Guardian International ......................         1,035,662          190,702
     EQ/Capital Guardian Research ...........................        61,192,215       11,096,098
     EQ/Capital Guardian U.S. Equity ........................        28,534,489        9,154,281
     EQ/Emerging Markets Equity .............................        45,092,458       37,014,904
     EQ/Equity 500 Index ....................................       192,784,600      148,072,703
     EQ/Evergreen Omega .....................................         2,313,821        1,025,076
     EQ/FI Mid Cap ..........................................        31,443,829       11,564,691
     EQ/FI Small/Mid Cap Value ..............................        93,460,402       33,797,769
     EQ/High Yield ..........................................       105,271,572       87,781,297
     EQ/International Equity Index ..........................           440,310          181,563
     EQ/J.P. Morgan Core Bond ...............................         9,285,029        2,201,806
     EQ/Janus Large Cap Growth ..............................        12,577,837        4,648,382
     EQ/Lazard Small Cap Value ..............................         1,815,987        1,308,585

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


3. Purchases and Sales of Investments (Concluded)


                                                      Purchases            Sales
                                                  ----------------   ----------------
     EQ/Marsico Focus .........................       26,368,760          3,838,503
     EQ/Mercury Basic Value Equity ............       51,993,613         13,322,791
     EQ MFS Emerging Growth Companies .........      153,093,746        163,865,535
     EQ/MFS Investors Trust ...................        5,564,212          1,915,955
     EQ/Money Market ..........................    1,272,801,780      1,282,151,525
     EQ/Putnam Growth & Income Value ..........       11,703,824          7,963,184
     EQ/Putnam International Equity ...........       89,827,683         20,422,300
     EQ/Putnam Voyager ........................          607,686            227,828
     EQ/Small Company Index ...................          388,944            125,606
     MFS Mid Cap Growth .......................              953                535
     PIMCO Renaissance ........................           21,697              1,024
     PIMCO Total Return .......................           32,342                684
     U.S. Real Estate .........................        1,362,014              8,470
     Vanguard VIF Equity Index ................          154,182             39,758

4.   Expenses and Related Party Transactions

     The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

     Equitable Life serves as investment manager of EQAT and VIP. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Massachusetts Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for OCC Accumulation Trust--PIMCO Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Morgan Stanley Asset Management serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.16% to a high of 1.50% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

     Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

     AXA Advisors and Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

     The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


4.   Expenses and Related Party Transactions (Concluded)

     commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5.   Substitutions

     Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


     ------------------------------------------------------------------------------------------------
     November 22, 2002          Removed Portfolio                            Surviving Portfolio
     ------------------------------------------------------------------------------------------------
                            EQ/MFS Research Portfolio                   EQ/Capital Guardian Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class B       4,335,056                                      4,358,366
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $ 38,119,315                                 $   38,119,315
     ------------------------------------------------------------------------------------------------
     Net Assets before    $ 38,119,315                                 $   18,068,522
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $   56,187,837
     ------------------------------------------------------------------------------------------------
                       EQ/Alliance Growth Investors Portfolio           EQ/Balanced Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class A      51,453,894                                     55,402,308
     ------------------------------------------------------------------------------------------------
     Shares -- Class B       1,872,853                                      2,024,189
     ------------------------------------------------------------------------------------------------
     Value -- Class A     $721,568,581                                 $  721,568,581
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $ 26,179,797                                 $   26,179,797
     ------------------------------------------------------------------------------------------------
     Net Assets before    $747,748,378                                 $  601,286,095
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $1,349,034,473
     ------------------------------------------------------------------------------------------------
                       EQ/Alliance Global Portfolio               EQ/Alliance International Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class A      27,085,484                                     43,212,510
     ------------------------------------------------------------------------------------------------
     Shares -- Class B       1,688,036                                      2,704,868
     ------------------------------------------------------------------------------------------------
     Value -- Class A     $321,766,287                                 $  321,766,287
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $ 19,861,058                                 $   19,861,058
     ------------------------------------------------------------------------------------------------
     Net Assets before    $341,627,845                                 $   60,898,203
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $  402,526,048
     ------------------------------------------------------------------------------------------------
      July 12, 2002           Removed Portfolio                             Surviving Portfolio
     ------------------------------------------------------------------------------------------------
                         AXP New Dimensions Portfolio        EQ/Capital Guardian U.S. Equity Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class B         646,346                                        466,139
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $  3,739,434                                 $    3,739,434
     ------------------------------------------------------------------------------------------------
     Net Assets before    $  3,739,434                                 $   17,722,126
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $   21,461,560
     ------------------------------------------------------------------------------------------------
                      AXP Strategy Aggressive Portfolio         EQ/Alliance Small Cap Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class A                                                        208,991
     ------------------------------------------------------------------------------------------------
     Shares -- Class B         918,822                                         74,901
     ------------------------------------------------------------------------------------------------
     Value -- Class A                                                  $    2,022,745
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $  2,738,295                                 $      715,550
     ------------------------------------------------------------------------------------------------
     Net Assets before    $  2,738,295                                 $  121,231,952
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $  123,970,247
     ------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


5. Substitutions (Continued)


     ---------------------------------------------------------------------------------------------------
      April 26, 2002                       Removed Portfolio                 Surviving Portfolio
     ---------------------------------------------------------------------------------------------------
                             EQ/T.Rowe Price International Portfolio   EQ/Putnam International Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B      6,910,736                                      5,546,857
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $ 58,695,342                                   $ 58,695,342
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $ 58,695,342                                   $  2,614,787
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                                   $ 61,310,129
     ---------------------------------------------------------------------------------------------------
     May 18, 2001                       Removed Portfolio                           Surviving Portfolio
     ---------------------------------------------------------------------------------------------------
                           Alliance Conservative Investors Portfolio               EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A     17,996,107
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B        369,654
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $213,613,796
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $  4,369,307
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $217,993,103
     ---------------------------------------------------------------------------------------------------
                                EQ/Evergreen Foundation Portfolio                  EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A         29,561
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B         22,643
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $    279,939
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $    214,429
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $    494,368
     ---------------------------------------------------------------------------------------------------
                                   EQ/Putnam Balanced Portfolio                    EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A        910,237
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B        107,226
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $ 11,241,432
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $  1,324,236
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $ 12,565,668
     ---------------------------------------------------------------------------------------------------
                                 Mercury World Strategy Portfolio                  EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A        475,863
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B         59,561
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $  4,668,221
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $    584,293
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $  5,252,514
     ---------------------------------------------------------------------------------------------------
      Total Impact                                                                 EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A                                                    14,665,181
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B                                                       416,171
     ---------------------------------------------------------------------------------------------------
     Value -- Class A                                                   $229,803,388
     ---------------------------------------------------------------------------------------------------
     Value -- Class B                                                   $  6,492,265
     ---------------------------------------------------------------------------------------------------
     Net Assets before                                                  $515,130,871
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                                   $751,436,524
     ---------------------------------------------------------------------------------------------------
                      EQ/T. Rowe Price Equity Income Portfolio        EQ/Bernstein Diversified Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B      5,374,332                                      6,288,796
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $ 71,048,669                                   $ 71,048,669
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $ 71,048,669                                   $    648,683
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                                   $ 71,697,352
     ---------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


     ---------------------------------------------------------------------------------------------------
      October 6, 2000                Removed Portfolio              Surviving Portfolio
     ---------------------------------------------------------------------------------------------------
                             BT Equity Index 500 Portfolio         EQ/Equity 500 Index
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B       71,158                                35,800
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $1,103,069                          $  1,103,069
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $1,103,069                          $713,508,296
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                        $714,611,365
     ---------------------------------------------------------------------------------------------------

6.   Asset Charges

     Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life '02, Incentive Life Plus, and Survivorship Incentive Life of 0.60%, Survivorship Incentive Life '02 of 0.80% and for Survivorship 2000 of 0.90%. The products sold through Equitable's Agent Distribution channel have charges currently as shown below:



                                                                 Mortality and Expense   Mortality(b)   Administrative    Total
                                                                ----------------------- -------------- ---------------- ---------
     Incentive Life, Incentive Life 2000, Incentive Life 2000
      Sales 1999 and after, Incentive Life Plus, Champion
      2000 (a) ................................................            .60%              --             --             .60%
     Incentive Life '02 (b) ...................................            .80%              --             --             .80%
     Survivorship Incentive Life '02 (b) ......................            .90%              --             --             .90%
     Paramount Life (a) .......................................            .60%              --             --             .60%
     IL Plus Original Series (b) ..............................            .60%              --             --             .60%
     Incentive Life COLI (b) ..................................            .60%              --             --             .60%
     Survivorship Incentive Life (a) ..........................            .60%              --             --             .60%
     Survivorship 2000 (a) ....................................            .90%              --             --             .90%
     IL Protector (a) .........................................            .80%              --             --             .80%
     SP-Flex (a) ..............................................            .85%              .60%           .35%          1.80%

     ----------
     (a) Charged to daily net assets of the Account.
     (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

     The Incentive Life '02 mortality and expense risk charge of 0.80% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment option. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment option.

     Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Survivorship Incentive Life '02, Paramount Life, and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Incentive Life COLI, Survivorship Incentive Life, Survivorship Incentive Life '02, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Paramount Life, and Series 2000 Policies) from premiums.

     Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

     All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.



                                                                            Years Ended December 31,
                                                                 -----------------------------------------------
                                                                     2002        2001     2000     1999     1998
                                                                 ------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 102.66     --       --       --       --
Net Assets (000's) ...........................................     $    103     --       --       --       --
Number of units outstanding, end of period (000's) ...........            1     --       --       --       --
Total Return .................................................         2.42%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $ 107.62     --       --       --       --
Net Assets (000's) ...........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
Total Return .................................................         5.92%    --       --       --       --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (l)
Unit Value, end of period ....................................     $ 108.18     --       --       --       --
Net Assets (000's) ...........................................     $  5,517     --       --       --       --
Number of units outstanding, end of period (000's) ...........           51     --       --       --       --
Total Return .................................................         6.31%    --       --       --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $ 107.53     --       --       --       --
Net Assets (000's) ...........................................     $ 16,667     --       --       --       --
Number of units outstanding, end of period (000's) ...........          155     --       --       --       --
Total Return .................................................         5.91%    --       --       --       --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................     $ 107.31     --       --       --       --
Net Assets (000's) ...........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
Total Return .................................................         5.77%    --       --       --       --
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $ 107.20     --       --       --       --
Net Assets (000's) ...........................................     $    536     --       --       --       --
Number of units outstanding, end of period (000's) ...........            5     --       --       --       --
Total Return .................................................         5.70%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 100.86     --       --       --       --
Net Assets (000's) ...........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
Total Return .................................................      (  2.89)%   --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Health Care (Concluded)
----------------------------------------
Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  79.94      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 18.00)%    --       --       --       --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (l)
Unit Value, end of period ....................................     $  80.06      --       --       --       --
Net Assets (000's) ...........................................     $    320      --       --       --       --
Number of units outstanding, end of period (000's) ...........            4      --       --       --       --
Total Return .................................................      ( 13.07)%    --       --       --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $  79.58      --       --       --       --
Net Assets (000's) ...........................................     $  2,308      --       --       --       --
Number of units outstanding, end of period (000's) ...........           29      --       --       --       --
Total Return .................................................      ( 13.40)%    --       --       --       --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................     $  79.41      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 13.51)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $  79.33      --       --       --       --
Net Assets (000's) ...........................................     $     79      --       --       --       --
Number of units outstanding, end of period (000's) ...........            1      --       --       --       --
Total Return .................................................      ( 13.57)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 106.92      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      (  2.55)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  80.23      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 19.36)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $  78.66      --       --       --       --
Net Assets (000's) ...........................................     $     79      --       --       --       --
Number of units outstanding, end of period (000's) ...........            1      --       --       --       --
Total Return .................................................      ( 21.16)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP International Equity (Concluded)
------------------------------------------------
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  78.42      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 21.31)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 105.73      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  3.82)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  77.73      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.20)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  77.00      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 16.99)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  76.77      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 17.15)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 103.01      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  6.22)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  72.27      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 23.59)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  68.38      --       --       --       --
Net Assets (000's) .........................................     $    137      --       --       --       --
Number of units outstanding, end of period (000's) .........            2      --       --       --       --
Total Return ...............................................      ( 18.92)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Growth (Concluded)
--------------------------------------------
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  68.17      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.08)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 105.20      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  2.51)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  79.23      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.39)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  79.68      --       --       --       --
Net Assets (000's) .........................................     $    239      --       --       --       --
Number of units outstanding, end of period (000's) .........            3      --       --       --       --
Total Return ...............................................      ( 18.89)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  79.44      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.04)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 107.76      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  2.66)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  65.48      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 32.36)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  62.46      --       --       --       --
Net Assets (000's) .........................................     $     62      --       --       --       --
Number of units outstanding, end of period (000's) .........            1      --       --       --       --
Total Return ...............................................      ( 27.15)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Small/Mid Cap Growth (Concluded)
------------------------------------------------
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $  62.27      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 27.29)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 111.49      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................         0.42%     --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  73.58      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 24.92)%    --       --       --       --

IL Plus Original Series, Incentive Life COLI - Class B
  0.00% (l)
Unit Value, end of period ....................................     $  74.70      --       --       --       --
Net Assets (000's) ...........................................     $    523      --       --       --       --
Number of units outstanding, end of period (000's) ...........            7      --       --       --       --
Total Return .................................................      ( 23.23)%    --       --       --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $  74.25      --       --       --       --
Net Assets (000's) ...........................................     $  5,643      --       --       --       --
Number of units outstanding, end of period (000's) ...........           76      --       --       --       --
Total Return .................................................      ( 23.52)%    --       --       --       --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................     $  74.10      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 23.62)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $  74.03      --       --       --       --
Net Assets (000's) ...........................................     $    444      --       --       --       --
Number of units outstanding, end of period (000's) ...........            6      --       --       --       --
Total Return .................................................      ( 23.68)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000         1999         1998
                                                             ------------- ------------- ------------- ------------ ------------
AXA Premier VIP Technology
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 111.99            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    (  5.67)%          --            --            --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  62.27            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 33.60)%          --            --            --           --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................   $  57.06            --            --            --           --
Net Assets (000's) .........................................   $     57            --            --            --           --
Number of units outstanding, end of period (000's) .........          1            --            --            --           --
Total Return ...............................................    ( 28.04)%          --            --            --           --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $  56.89            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 28.17)%          --            --            --           --

Davis Value
-----------
Paramount Life - Class A 0.60% (q)
Unit Value, end of period ..................................   $  88.86            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................       5.03%           --            --            --           --

EQ/Aggressive Stock
-------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
   0.00%
Unit Value, end of period ..................................   $  99.75      $ 139.88      $ 186.45      $ 214.65     $ 180.62
Net Assets (000's) .........................................   $ 31,621      $ 48,818      $ 67,681      $ 74,913     $ 57,618
Number of units outstanding, end of period (000's) .........        317           349           363           349          319
Total Return ...............................................    ( 28.69)%     ( 24.98)%     ( 13.13)%       18.84%        0.29%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 414.73      $ 585.07      $ 784.63      $ 908.70     $ 769.26
Net Assets (000's) .........................................   $328,051      $503,745      $718,721      $928,691     $871,572
Number of units outstanding, end of period (000's) .........        791           861           916         1,022        1,133
Total Return ...............................................    ( 29.11)%     ( 25.43)%     ( 13.65)%       18.13%     (  0.31)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $  62.12      $  87.81      $ 118.01      $ 136.94     $ 116.16
Net Assets (000's) .........................................   $  1,926      $  2,546      $  3,068      $  3,287     $  2,323
Number of units outstanding, end of period (000's) .........         31            29            26            24           20
Total Return ...............................................    ( 29.26)%     ( 25.59)%     ( 13.83)%       17.83%     (  0.52)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                Years Ended December 31,
                                                             -------------------------------
                                                                   2002            2001
                                                             --------------- ---------------
EQ/Aggressive Stock (Concluded)
-------------------------------
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  112.54       $  159.24
Net Assets (000's) .........................................    $  18,457       $  25,956
Number of units outstanding, end of period (000's) .........          164             163
Total Return ...............................................      ( 29.33)%       ( 25.66)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   51.07       $   72.23
Net Assets (000's) .........................................    $   7,609       $   7,512
Number of units outstanding, end of period (000's) .........          149             104
Total Return ...............................................      ( 29.30)%       ( 25.63)%

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................    $   50.39       $   71.49
Net Assets (000's) .........................................           --              --
Number of units outstanding, end of period (000's) .........           --              --
Total Return ...............................................      ( 29.51)%       ( 25.85)%

EQ/Alliance Common Stock
------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................    $  177.96       $  266.27
Net Assets (000's) .........................................    $ 112,827       $ 186,389
Number of units outstanding, end of period (000's) .........          634             700
Total Return ...............................................      ( 33.17)%       ( 10.52)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................    $  488.55       $  735.40
Net Assets (000's) .........................................    $1,266,810      $2,122,364
Number of units outstanding, end of period (000's) .........        2,593           2,886
Total Return ...............................................      ( 33.57)%       ( 11.06)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................    $  120.43       $  181.64
Net Assets (000's) .........................................    $   8,189       $  11,443
Number of units outstanding, end of period (000's) .........           68              63
Total Return ...............................................      ( 33.70)%       ( 11.24)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  207.42       $  313.16
Net Assets (000's) .........................................    $  93,339       $ 147,812
Number of units outstanding, end of period (000's) .........          450             472
Total Return ...............................................      ( 33.77)%       ( 11.33)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   67.02       $  101.14
Net Assets (000's) .........................................    $  95,436       $ 106,703
Number of units outstanding, end of period (000's) .........        1,424           1,055
Total Return ...............................................      ( 33.74)%       ( 11.28)%




                                                                        Years Ended December 31,
                                                             ----------------------------------------------
                                                                   2000           1999            1998
                                                             --------------- -------------- ---------------
EQ/Aggressive Stock (Concluded)
-------------------------------
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  214.20      $  248.82       $  211.28
Net Assets (000's) .........................................    $  34,486      $   41,802      $  37,185
Number of units outstanding, end of period (000's) .........          161             168            176
Total Return ...............................................      ( 13.91)%         17.71%       (  0.62)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   97.12      $  112.75              --
Net Assets (000's) .........................................    $   4,953      $    1,579             --
Number of units outstanding, end of period (000's) .........           51              14             --
Total Return ...............................................      ( 13.86)%         17.83%            --
Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................    $   96.41      $  112.26              --
Net Assets (000's) .........................................           --              --             --
Number of units outstanding, end of period (000's) .........           --              --             --
Total Return ...............................................      ( 14.12)%         17.43%            --

EQ/Alliance Common Stock
------------------------------------------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
      0.00%
Unit Value, end of period ..................................    $  297.57      $  346.14       $  276.49
Net Assets (000's) .........................................    $ 199,074      $  218,414      $ 147,922
Number of units outstanding, end of period (000's) .........          669             631            535
Total Return ...............................................      ( 14.03)%         25.19%         29.38%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................    $  826.84      $  967.57       $  777.53
Net Assets (000's) .........................................    $2,511,940     $3,350,695      $2,657,598
Number of units outstanding, end of period (000's) .........        3,038           3,463          3,418
Total Return ...............................................      ( 14.54)%         24.44%         28.61%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................    $  204.64      $  239.96       $  193.22
Net Assets (000's) .........................................    $  11,460      $   11,518      $   6,569
Number of units outstanding, end of period (000's) .........           56              48             34
Total Return ...............................................      ( 14.72)%         24.19%         28.35%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  353.18      $  414.53       $  334.12
Net Assets (000's) .........................................    $ 162,816      $  175,346      $ 121,620
Number of units outstanding, end of period (000's) .........          461             423            364
Total Return ...............................................      ( 14.80)%         24.07%         28.22%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $  114.00      $  133.73              --
Net Assets (000's) .........................................    $  64,410      $   12,838             --
Number of units outstanding, end of period (000's) .........          565              96             --
Total Return ...............................................      ( 14.75)%         24.13%            --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2002          2001         2000         1999         1998
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $  66.13      $ 100.09      $ 113.16     $ 133.16           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 33.93)%     ( 11.55)%     ( 15.01)%      23.76%          --

EQ/Alliance Growth and Income
-----------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 230.51      $ 292.03      $ 295.84     $ 271.53     $ 228.82
Net Assets (000's) .........................................   $ 39,878      $ 50,521      $ 43,784     $ 32,584     $ 17,162
Number of units outstanding, end of period (000's) .........        173           173           148          120           75
Total Return ...............................................    ( 21.07)%     (  1.29)%        8.95%       18.66%       20.86%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Paramount Life - Class A 0.60%
Unit Value, end of period ..................................   $ 215.70      $ 274.91      $ 280.19     $ 258.71     $ 219.33
Net Assets (000's) .........................................   $197,150      $247,419      $203,138     $172,301     $119,754
Number of units outstanding, end of period (000's) .........        914           900           725          666          546
Total Return ...............................................    ( 21.54)%     (  1.88)%        8.30%       17.95%       20.14%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 170.05      $ 217.17      $ 221.79     $ 205.20     $ 174.32
Net Assets (000's) .........................................   $  2,381      $  2,823      $  2,440     $  1,847     $  1,046
Number of units outstanding, end of period (000's) .........         14            13            11            9            6
Total Return ...............................................    ( 21.70)%     (  2.08)%        8.09%       17.71%       19.90%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 209.75      $ 268.14      $ 274.12     $ 253.86     $ 215.88
Net Assets (000's) .........................................   $ 24,960      $ 31,372      $ 26,864     $ 21,832     $ 12,953
Number of units outstanding, end of period (000's) .........        119           117            98           86           60
Total Return ...............................................    ( 21.78)%     (  2.18)%        7.98%       17.60%       19.78%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  87.98      $ 112.42      $ 114.87     $ 106.33           --
Net Assets (000's) .........................................   $ 60,178      $ 48,453      $ 18,149     $  3,190           --
Number of units outstanding, end of period (000's) .........        684           431           158           30           --
Total Return ...............................................    ( 21.74)%     (  2.13)%        8.03%        6.33%          --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $ 100.27            --            --           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 18.59)%          --            --           --           --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 174.96      $ 160.72      $ 148.60      $ 136.12     $ 135.93
Net Assets (000's) .........................................   $ 54,588      $ 38,734      $ 16,940      $ 17,151     $  13,049
Number of units outstanding, end of period (000's) .........        312           241           114           126            96
Total Return ...............................................       8.86%         8.16%         9.17%         0.14%         7.75%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 204.02      $ 188.55      $ 175.38      $ 161.62     $ 162.37
Net Assets (000's) .........................................   $110,987      $ 67,312      $ 49,808      $ 55,921     $  56,667
Number of units outstanding, end of period (000's) .........        544           357           284           346           349
Total Return ...............................................       8.20%         7.51%         8.51%      (  0.46)%        7.10%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 148.16      $ 137.19      $ 127.88      $ 118.08     $ 118.87
Net Assets (000's) .........................................   $    444      $    274      $    128      $    118     $     119
Number of units outstanding, end of period (000's) .........          3             2             1             1             1
Total Return ...............................................       8.00%         7.28%         8.30%      (  0.66)%        6.88%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 169.94      $ 157.52      $ 146.97      $ 135.85     $ 136.89
Net Assets (000's) .........................................   $ 11,216      $  7,088      $  4,703      $  4,483     $   4,517
Number of units outstanding, end of period (000's) .........         66            45            32            33            33
Total Return ...............................................       7.88%         7.18%         8.19%      (  0.76)%        6.78%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 125.69      $ 116.45      $ 108.59      $ 100.32            --
Net Assets (000's) .........................................   $ 25,766      $  9,200      $  3,258      $    100            --
Number of units outstanding, end of period (000's) .........        205            79            30             1            --
Total Return ...............................................       7.93%         7.24%         8.24%         0.32%           --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $ 127.05            --            --            --            --
Net Assets (000's) .........................................         --            --            --            --            --
Number of units outstanding, end of period (000's) .........         --            --            --            --            --
Total Return ...............................................      63.98%           --            --            --            --

EQ/Alliance International (t)
-----------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $  96.54      $ 107.16      $ 138.93      $ 180.49     $ 131.00
Net Assets (000's) .........................................   $ 31,858      $  8,573      $ 12,087      $ 11,912     $   7,860
Number of units outstanding, end of period (000's) .........        330            80            87            66            60
Total Return ...............................................    (  9.91)%     ( 22.87)%     ( 22.77)%       37.78%        10.57%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $  92.14      $ 102.89      $ 134.21      $ 175.41     $ 128.07
Net Assets (000's) .........................................   $298,626      $ 37,658      $ 50,195      $ 56,657     $  41,879
Number of units outstanding, end of period (000's) .........      3,241           366           374           323           327
Total Return ...............................................    ( 10.45)%     ( 23.34)%     ( 23.49)%       36.96%         9.90%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Alliance International (t) (Concluded)
-----------------------------------------
IL Protector - Class A 0.80%
Unit Value, end of period ....................................   $   76.87     $   86.02
Net Assets (000's) ...........................................   $   1,307     $     258
Number of units outstanding, end of period (000's) ...........          17             3
Total Return .................................................     ( 10.64)%     ( 23.49)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ....................................   $   90.01     $  100.82
Net Assets (000's) ...........................................   $  26,193     $   4,436
Number of units outstanding, end of period (000's) ...........         291            44
Total Return .................................................     ( 10.72)%     ( 23.57)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $   69.94     $   78.27
Net Assets (000's) ...........................................   $  26,647     $   4,774
Number of units outstanding, end of period (000's) ...........         381            61
Total Return .................................................     ( 10.65)%     ( 23.77)%

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................   $   67.72            --
Net Assets (000's) ...........................................          --            --
Number of units outstanding, end of period (000's) ...........          --            --
Total Return .................................................     ( 15.96)%          --

EQ/Alliance Premier Growth
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $  100.34            --
Net Assets (000's) ...........................................          --            --
Number of units outstanding, end of period (000's) ...........          --            --
Total Return .................................................     (  9.22)%          --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $   72.69            --
Net Assets (000's) ...........................................          --            --
Number of units outstanding, end of period (000's) ...........          --            --
Total Return .................................................     ( 24.09)%          --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $   51.08     $   74.19
Net Assets (000's) ...........................................   $   5,823     $   7,716
Number of units outstanding, end of period (000's) ...........         114           104
Total Return .................................................     ( 31.15)%     ( 23.96)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $   49.99     $   73.05
Net Assets (000's) ...........................................   $  67,786     $  99,056
Number of units outstanding, end of period (000's) ...........       1,356         1,356
Total Return .................................................     ( 31.57)%     ( 24.42)%




                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ ------------
EQ/Alliance International (t) (Concluded)
-----------------------------------------
IL Protector - Class A 0.80%
Unit Value, end of period ....................................   $ 112.42     $ 147.23     $ 107.71
Net Assets (000's) ...........................................   $    225     $     294    $     215
Number of units outstanding, end of period (000's) ...........          2             2            2
Total Return .................................................    ( 23.64)%       36.68%        9.68%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ....................................   $ 131.90     $ 172.91     $ 126.63
Net Assets (000's) ...........................................   $  6,199     $   6,743    $   5,065
Number of units outstanding, end of period (000's) ...........         47            39           40
Total Return .................................................    ( 23.72)%       36.55%        9.57%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $ 102.67     $ 134.41            --
Net Assets (000's) ...........................................   $  3,491     $     269           --
Number of units outstanding, end of period (000's) ...........         34             2           --
Total Return .................................................    ( 23.61)%       34.41%          --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................         --            --           --
Net Assets (000's) ...........................................         --            --           --
Number of units outstanding, end of period (000's) ...........         --            --           --
Total Return .................................................         --            --           --

EQ/Alliance Premier Growth
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................         --            --           --
Net Assets (000's) ...........................................         --            --           --
Number of units outstanding, end of period (000's) ...........         --            --           --
Total Return .................................................         --            --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................         --            --           --
Net Assets (000's) ...........................................         --            --           --
Number of units outstanding, end of period (000's) ...........         --            --           --
Total Return .................................................         --            --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $  97.57     $ 119.55            --
Net Assets (000's) ...........................................   $  9,074     $   3,587           --
Number of units outstanding, end of period (000's) ...........         93            30           --
Total Return .................................................    ( 18.34)%       18.97%          --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  96.65     $ 119.14            --
Net Assets (000's) ...........................................   $394,042     $  43,486           --
Number of units outstanding, end of period (000's) ...........      4,077           365           --
Total Return .................................................    ( 18.88)%       18.52%          --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Premier Growth (Concluded)
--------------------------------------
IL Protector - Class B 0.80% (a)
Unit Value, end of period ..................................   $  49.63      $  72.67      $  96.34      $ 119.00            --
Net Assets (000's) .........................................   $    397      $    509      $    385      $    119            --
Number of units outstanding, end of period (000's) .........          8             7             4             1            --
Total Return ...............................................    ( 31.70)%     ( 24.57)%     ( 19.04)%       18.36%           --

Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ..................................   $  49.45      $  72.48      $  96.19      $ 118.93            --
Net Assets (000's) .........................................   $  3,808      $  5,943      $  6,541      $  4,044            --
Number of units outstanding, end of period (000's) .........         77            82            68            34            --
Total Return ...............................................    ( 31.77)%     ( 24.65)%     ( 19.12)%       18.28%           --

EQ/Alliance Quality Bond
------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 186.96      $ 173.20      $ 159.94      $ 143.47      $ 146.39
Net Assets (000's) .........................................   $ 49,731      $ 45,032      $ 28,949      $ 20,229      $ 10,833
Number of units outstanding, end of period (000's) .........        266           260           181           141            74
Total Return ...............................................       7.94%         8.29%        11.48%      (  2.00)%        8.69%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 166.82      $ 155.47      $ 144.44      $ 130.34      $ 133.80
Net Assets (000's) .........................................   $ 85,412      $ 81,777      $419,887      $208,414      $214,749
Number of units outstanding, end of period (000's) .........        512           526         2,907         1,599         1,605
Total Return ...............................................       7.30%         7.64%        10.82%      (  2.59)%        8.03%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 155.71      $ 145.42      $ 135.37      $ 122.40      $ 125.91
Net Assets (000's) .........................................   $    467      $    291      $    135      $    122            --
Number of units outstanding, end of period (000's) .........          3             2             1             1            --
Total Return ...............................................       7.08%         7.42%        10.60%      (  2.78)%        7.82%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 162.22      $ 151.64      $ 141.31      $ 127.90      $ 131.69
Net Assets (000's) .........................................   $  8,922      $  7,127      $  4,805      $  3,709      $  2,897
Number of units outstanding, end of period (000's) .........         55            47            34            29            22
Total Return ...............................................       6.98%         7.31%        10.48%      (  2.88)%        7.71%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 125.90      $ 117.63      $ 109.56      $  99.05            --
Net Assets (000's) .........................................   $ 23,795      $ 10,822      $  1,863      $     99            --
Number of units outstanding, end of period (000's) .........        189            92            17             1            --
Total Return ...............................................       7.03%         7.36%        10.62%      (  0.95)%          --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $ 126.38            --            --            --            --
Net Assets (000's) .........................................         --            --            --            --            --
Number of units outstanding, end of period (000's) .........         --            --            --            --            --
Total Return ...............................................       6.45%           --            --            --            --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                               ----------------------------------------------------------------
                                                                   2002         2001         2000         1999         1998
                                                               ------------ ------------ ------------ ------------ ------------
EQ/Alliance Small Cap Growth (p)
--------------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period (b) ................................   $ 107.54     $ 153.80     $ 176.81    $ 155.12      $ 121.27
Net Assets (000's) ...........................................   $ 15,056     $ 19,840     $ 21,040    $  11,324     $  5,578
Number of units outstanding, end of period (000's) ...........        140          129          119           73           46
Total Return .................................................    ( 30.08)%    ( 13.02)%      13.98%       27.91%     (  4.28)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period (a) ................................   $ 103.93     $ 149.53     $ 172.96    $ 152.65      $ 120.06
Net Assets (000's) ...........................................   $ 69,217     $ 96,297     $111,386    $  53,580     $ 39,740
Number of units outstanding, end of period (000's) ...........        666          644          644          351          331
Total Return .................................................    ( 30.50)%    ( 13.55)%      14.12%       27.75%     (  4.85)%

IL Protector - Class A 0.80%
Unit Value, end of period (a) ................................   $ 102.75     $ 148.13     $ 171.69    $ 151.83      $ 119.66
Net Assets (000's) ...........................................   $    719     $    889     $    858    $     455     $    239
Number of units outstanding, end of period (000's) ...........          7            6            5            3            2
Total Return .................................................    ( 30.64)%    ( 13.72)%      13.08%       26.89%     (  5.04)%

Survivorship 2000 - Class 0.90%
Unit Value, end of period (a) ................................   $ 102.16     $ 147.44     $ 171.05    $ 151.42      $ 119.45
Net Assets (000's) ...........................................   $  6,743     $  8,699     $  8,381    $   4,088     $  2,867
Number of units outstanding, end of period (000's) ...........         66           59           49           27           24
Total Return .................................................    ( 30.71)%    ( 13.80)%      12.96%       26.76%     (  5.13)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  78.76     $ 113.58     $ 131.71    $ 116.59            --
Net Assets (000's) ...........................................   $ 24,573     $ 21,012     $  9,351    $     350           --
Number of units outstanding, end of period (000's) ...........        312          185           71            3           --
Total Return .................................................    ( 30.66)%    ( 13.76)%      12.97%       26.86%          --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ....................................   $  77.71     $ 112.41     $ 130.74    $ 116.08            --
Net Assets (000's) ...........................................         --           --           --           --           --
Number of units outstanding, end of period (000's) ...........         --           --           --           --           --
Total Return .................................................    ( 30.87)%    ( 14.02)%      12.63%       26.47%          --

EQ/Alliance Technology
----------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 111.29           --           --           --           --
Net Assets (000's) ...........................................         --           --           --           --           --
Number of units outstanding, end of period (000's) ...........         --           --           --           --           --
Total Return .................................................    (  5.36)%         --           --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (c)
Unit Value, end of period ....................................   $  29.86     $  50.43     $  66.74           --           --
Net Assets (000's) ...........................................   $  3,105     $  3,984     $  3,671           --           --
Number of units outstanding, end of period (000's) ...........        104           79           55           --           --
Total Return .................................................    ( 40.78)%    ( 24.44)%    ( 33.30)%         --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                               Years Ended December 31,
                                                             -----------------------------
                                                                   2002           2001
                                                             --------------- -------------
EQ/Alliance Technology (Concluded)
----------------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (c)
Unit Value, end of period ..................................    $   29.38      $  49.91
Net Assets (000's) .........................................    $  27,793      $ 38,381
Number of units outstanding, end of period (000's) .........          946           769
Total Return ...............................................      ( 41.13)%     ( 24.90)%

IL Protector - Class B 0.80% (c)
Unit Value, end of period ..................................    $   29.22      $  49.74
Net Assets (000's) .........................................    $     117      $    149
Number of units outstanding, end of period (000's) .........            4             3
Total Return ...............................................      ( 41.25)%     ( 25.04)%

Survivorship 2000 - Class B 0.90% (c)
Unit Value, end of period ..................................    $   29.14      $  49.65
Net Assets (000's) .........................................    $   1,195      $  1,787
Number of units outstanding, end of period (000's) .........           41            36
Total Return ...............................................      ( 41.31)%     ( 25.13)%

EQ/Balanced (h)(u)
------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
   0.00%
Unit Value, end of period ..................................    $  182.16      $ 208.22
Net Assets (000's) .........................................    $  77,236      $ 36,230
Number of units outstanding, end of period (000's) .........          424           174
Total Return ...............................................      ( 12.52)%     (  1.84)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................    $  424.44      $ 488.09
Net Assets (000's) .........................................    $1,081,049     $599,863
Number of units outstanding, end of period (000's) .........        2,547         1,229
Total Return ...............................................      ( 13.04)%     (  2.43)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................    $  140.40      $ 161.78
Net Assets (000's) .........................................    $   3,089      $  1,294
Number of units outstanding, end of period (000's) .........           22             8
Total Return ...............................................      ( 13.22)%     (  2.63)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  179.69      $ 207.26
Net Assets (000's) .........................................    $  86,072      $ 36,478
Number of units outstanding, end of period (000's) .........          479           176
Total Return ...............................................      ( 13.30)%     (  2.73)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   91.64      $ 105.65
Net Assets (000's) .........................................    $  48,019      $ 17,855
Number of units outstanding, end of period (000's) .........          524           169
Total Return ...............................................      ( 13.26)%     (  2.69)%




                                                                     Years Ended December 31,
                                                             -----------------------------------------
                                                                  2000          1999          1998
                                                             ------------- -------------- ------------
EQ/Alliance Technology (Concluded)
----------------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (c)
Unit Value, end of period ..................................   $  66.46              --           --
Net Assets (000's) .........................................   $ 29,442              --           --
Number of units outstanding, end of period (000's) .........        443              --           --
Total Return ...............................................    ( 33.52)%            --           --

IL Protector - Class B 0.80% (c)
Unit Value, end of period ..................................   $  66.36              --           --
Net Assets (000's) .........................................   $    133              --           --
Number of units outstanding, end of period (000's) .........          2              --           --
Total Return ...............................................    ( 33.61)%            --           --

Survivorship 2000 - Class B 0.90% (c)
Unit Value, end of period ..................................   $  66.31              --           --
Net Assets (000's) .........................................   $  1,857              --           --
Number of units outstanding, end of period (000's) .........         28              --           --
Total Return ...............................................    ( 33.66)%            --           --

EQ/Balanced (h)(u)
------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 212.12      $  214.97      $ 182.49
Net Assets (000's) .........................................   $ 22,273      $   20.852     $ 12,774
Number of units outstanding, end of period (000's) .........        105              97           70
Total Return ...............................................    (  1.32)%        17.79  %      18.11%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 500.27      $  510.02      $ 435.59
Net Assets (000's) .........................................   $457,747      $  496,759     $464,339
Number of units outstanding, end of period (000's) .........        915             974        1,066
Total Return ...............................................    (  1.91)%        17.09  %      17.40%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 166.15      $  169.73      $ 145.25
Net Assets (000's) .........................................   $    665      $      509     $    291
Number of units outstanding, end of period (000's) .........          4               3            2
Total Return ...............................................    (  2.11)%        16.85  %      17.17%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 213.08      $  217.89      $ 186.65
Net Assets (000's) .........................................   $ 22,160      $   21,571     $ 16,612
Number of units outstanding, end of period (000's) .........        104              99           89
Total Return ...............................................    (  2.21)%        16.73  %      17.05%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 108.57      $  110.98            --
Net Assets (000's) .........................................   $  5,320      $    1,332           --
Number of units outstanding, end of period (000's) .........         49              12           --
Total Return ...............................................    (  2.17)%        10.98  %         --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                                 ------------------------------------------------------------
                                                                      2002           2001           2000        1999     1998
                                                                 -------------   ------------   ------------   ------   -----
EQ/Balanced (h)(u) (Concluded)
------------------------------
Survivorship 2000 - Class B 0.90% (h)
Unit Value, end of period ....................................     $  99.02        $ 114.49             --     --       --
Net Assets (000's) ...........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) ...........           --              --             --     --       --
Total Return .................................................      ( 13.51)%       (  3.93)%           --     --       --

EQ/Bernstein Diversified Value (g)
----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 110.15              --             --     --       --
Net Assets (000's) ...........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) ...........           --              --             --     --       --
Total Return .................................................      (  0.72)%            --             --     --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  82.71              --             --     --       --
Net Assets (000's) ...........................................     $     83              --             --     --       --
Number of units outstanding, end of period (000's) ...........            1              --             --     --       --
Total Return .................................................      ( 16.40)%            --             --     --       --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (g)
Unit Value, end of period ....................................     $  84.16        $  97.45             --     --       --
Net Assets (000's) ...........................................     $ 19,862        $ 16,567             --     --       --
Number of units outstanding, end of period (000's) ...........          236             170             --     --       --
Total Return .................................................      ( 13.64)%       (  0.92)%           --     --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (e)
Unit Value, end of period ....................................     $  95.52        $ 111.27       $ 108.58     --       --
Net Assets (000's) ...........................................     $ 79,664        $ 57,860       $    280     --       --
Number of units outstanding, end of period (000's) ...........          834             520              3     --       --
Total Return .................................................      ( 14.16)%          2.48%       (  2.55)%   --       --

Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ....................................     $  82.03        $  95.56       $  93.25     --       --
Net Assets (000's) ...........................................     $    820        $    478       $    217     --       --
Number of units outstanding, end of period (000's) ...........           10               5              2     --       --
Total Return .................................................      ( 14.16)%          2.48%       (  2.55)%   --       --

IL Protector - Class B 0.80% (g)
Unit Value, end of period ....................................     $  81.91        $  95.61             --     --       --
Net Assets (000's) ...........................................     $    410        $    382             --     --       --
Number of units outstanding, end of period (000's) ...........            5               4             --     --       --
Total Return .................................................      ( 14.33)%       (  2.03)%           --     --       --

Survivorship 2000 - Class B 0.90% (g)
Unit Value, end of period ....................................     $  94.25        $ 110.12             --     --       --
Net Assets (000's) ...........................................     $  7,823        $  7,048             --     --       --
Number of units outstanding, end of period (000's) ...........           83              64             --     --       --
Total Return .................................................      ( 14.41)%       (  2.09)%           --     --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                   2002            2001           2000        1999     1998
                                                               ------------   -------------   ------------   ------   -----
EQ/Calvert Socially Responsible
-------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 102.86             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      (  4.27)%           --              --     --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  64.54             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 19.40)%           --              --     --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  63.89             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 19.56)%           --              --     --       --

EQ/Capital Guardian International
---------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 106.79             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      (  1.90)%           --              --     --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  83.46             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 15.60)%           --              --     --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (b)
Unit Value, end of period ..................................     $  69.16       $  81.90        $ 104.15     --       --
Net Assets (000's) .........................................     $  1,314       $    737        $    417     --       --
Number of units outstanding, end of period (000's) .........           19              9               4     --       --
Total Return ...............................................      ( 15.56)%       (21.36)%       ( 19.58)%   --       --

Survivorship 2000 - Class B 0.90% (r)
Unit Value, end of period ..................................     $  68.46       $  81.32        $ 103.73     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 15.81)%       (21.60)%       ( 19.82)%   --       --

EQ/Capital Guardian Research (s)
--------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 108.94             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      (  2.26)%           --              --     --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                               ----------------------------------------------------------
                                                                    2002         2001         2000         1999      1998
                                                               ------------- ------------ ------------ ------------ -----
EQ/Capital Guardian Research (s) (Concluded)
--------------------------------------------
Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $  74.73            --           --           --   --
Net Assets (000's) ...........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) ...........         --            --           --           --   --
Total Return .................................................    ( 22.93)%          --           --           --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (b)
Unit Value, end of period ....................................   $  84.46      $ 112.11    $ 114.42     $ 108.04    --
Net Assets (000's) ...........................................   $  9,797      $  2,691    $   1,144           --   --
Number of units outstanding, end of period (000's) ...........        116            24           10           --   --
Total Return .................................................    ( 24.66)%     (  2.02)%       5.92%        7.10%  --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (b)
Unit Value, end of period ....................................   $  82.78      $ 110.55    $ 113.51     $ 107.82    --
Net Assets (000's) ...........................................   $ 39,321      $  5,306    $   1,703    $     108   --
Number of units outstanding, end of period (000's) ...........        475            48           15            1   --
Total Return .................................................    ( 25.12)%     (  2.61)%       5.28%        6.67%  --

IL Protector - Class B 0.80% (b)
Unit Value, end of period ....................................   $  82.22      $ 110.03    $ 113.20     $ 107.75    --
Net Assets (000's) ...........................................   $    411            --           --           --   --
Number of units outstanding, end of period (000's) ...........          5            --           --           --   --
Total Return .................................................    ( 25.27)%     (  2.80)%       5.07%        6.53%  --

Survivorship 2000 - Class B 0.90% (b)
Unit Value, end of period ....................................   $  81.95      $ 109.77    $ 113.05     $ 107.71    --
Net Assets (000's) ...........................................   $  3,032      $    110    $     113           --   --
Number of units outstanding, end of period (000's) ...........         37             1            1           --   --
Total Return .................................................    ( 25.34)%     (  2.90)%       5.07%        6.46%  --

EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 111.76            --           --           --   --
Net Assets (000's) ...........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) ...........         --            --           --           --   --
Total Return .................................................    (  1.73)%          --           --           --   --

Paramount Life - Class A 0.60% (r)
Unit Value, end of period ....................................   $  75.92            --           --           --   --
Net Assets (000's) ...........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) ...........         --            --           --           --   --
Total Return .................................................    ( 22.22)%          --           --           --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (b)
Unit Value, end of period ....................................   $  80.24      $ 105.12    $ 107.27     $ 103.56    --
Net Assets (000's) ...........................................   $  2,808      $  1,261    $     429    $     104   --
Number of units outstanding, end of period (000's) ...........         35            12            4            1   --
Total Return .................................................    ( 23.67)%     (  2.01)%       3.58%        3.76%  --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002         2001          2000         1999          1998
                                                             ------------- ------------ ------------- ------------ -------------
EQ/Capital Guardian U.S. Equity (o) (Concluded)
-----------------------------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (b)
Unit Value, end of period ..................................   $  78.64      $ 103.65     $ 106.42     $ 103.35            --
Net Assets (000's) .........................................   $ 20,210      $  7,670     $  1,596     $     413           --
Number of units outstanding, end of period (000's) .........        257            74           15             4           --
Total Return ...............................................    ( 24.13)%     (  2.60)%       2.97%         3.32%          --

IL Protector - Class B 0.80% (b)
Unit Value, end of period ..................................   $  78.12      $ 103.17     $ 106.13     $ 103.28            --
Net Assets (000's) .........................................   $     78            --           --            --           --
Number of units outstanding, end of period (000's) .........          1            --           --            --           --
Total Return ...............................................    ( 24.28)%     (  2.79)%       2.76%         3.28%          --

Survivorship 2000 - Class B 0.90% (b)
Unit Value, end of period ..................................   $  77.86      $ 102.92     $ 105.99     $ 103.25            --
Net Assets (000's) .........................................   $  1,246      $    206           --            --           --
Number of units outstanding, end of period (000's) .........         16             2           --            --           --
Total Return ...............................................    ( 24.36)%     (  2.90)%       2.66%         3.11%          --

EQ/Emerging Markets Equity
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 111.41            --           --            --           --
Net Assets (000's) .........................................         --            --           --            --           --
Number of units outstanding, end of period (000's) .........         --            --           --            --           --
Total Return ...............................................       0.40%           --           --            --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $  61.00      $  64.83     $  68.35     $ 114.00      $  58.24
Net Assets (000's) .........................................   $  8,418      $  8,493     $ 11,825     $  13,452     $  2,213
Number of units outstanding, end of period (000's) .........        138           131          173           118           38
Total Return ...............................................    (  5.91)%     (  5.15)%    ( 40.12)%       95.74%      (27.03)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
After, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ..................................   $  59.06      $  63.15     $  66.98     $ 112.39      $  57.77
Net Assets (000's) .........................................   $ 29,294      $ 25,513     $ 25,318     $  23,265     $  4,217
Number of units outstanding, end of period (000's) .........        496           404          378           207           73
Total Return ...............................................    (  6.47)%     (  5.72)%    ( 40.40)%       94.55%      (27.45)%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  80.07      $  85.61     $  90.81     $ 152.38            --
Net Assets (000's) .........................................   $  1,201      $  1,027     $    636            --           --
Number of units outstanding, end of period (000's) .........         15            12            7            --           --
Total Return ...............................................    (  6.47)%     (  5.73)%    ( 40.41)%       94.57%          --

IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $  58.42      $  62.59     $  66.53     $ 111.86      $  57.61
Net Assets (000's) .........................................   $    175      $    125           --            --           --
Number of units outstanding, end of period (000's) .........          3             2           --            --           --
Total Return ...............................................    (  6.66)%     (  5.92)%    ( 40.52)%       94.18%      (27.60)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000         1999          1998
                                                             ------------- ------------- ------------- ------------ -------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ..................................   $  58.11      $  62.32      $  66.30      $ 111.59     $  57.53
Net Assets (000's) .........................................   $  1,860      $  1,558      $  1,724      $  2,120     $    575
Number of units outstanding, end of period (000's) .........         32            25            26            19           10
Total Return ...............................................    (  6.76)%     (  6.01)%     ( 40.59)%       93.97%     ( 27.67)%

EQ/Equity 500 Index (i)
-----------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 211.57      $ 271.91      $ 308.78      $ 341.51     $ 283.69
Net Assets (000's) .........................................   $ 96,264      $112,027      $118,263      $101,087     $ 49,646
Number of units outstanding, end of period (000's) .........        455           412           383           296          175
Total Return ...............................................    ( 22.19)%     ( 11.94)%     (  9.58)%       20.38%       28.07%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 202.71      $ 262.11      $ 299.46      $ 333.19     $ 278.44
Net Assets (000's) .........................................   $307,916      $396,048      $453,682      $687,371     $360,301
Number of units outstanding, end of period (000's) .........      1,519         1,511         1,515         2,063        1,294
Total Return ...............................................    ( 22.66)%     ( 12.47)%     ( 10.12)%       19.66%       27.30%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 140.26      $ 181.73      $ 208.05      $ 231.94     $ 194.22
Net Assets (000's) .........................................   $  2,805      $  3,453      $  3,537      $  3,479     $  1,942
Number of units outstanding, end of period (000's) .........         20            19            17            15           10
Total Return ...............................................    ( 22.82)%     ( 12.65)%     ( 10.30)%       19.42%       27.05%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 197.37      $ 255.97      $ 293.34      $ 327.37     $ 274.40
Net Assets (000's) .........................................   $ 41,842      $ 54,010      $ 53,388      $ 52,379     $ 31,556
Number of units outstanding, end of period (000's) .........        212           211           182           160          115
Total Return ...............................................    ( 22.89)%     ( 12.74)%     ( 10.39)%       19.30%       26.92%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  66.22      $  85.84      $  98.32      $ 109.66           --
Net Assets (000's) .........................................   $ 57,545      $ 49,358      $ 29,693      $  5,593           --
Number of units outstanding, end of period (000's) .........        869           575           302            51           --
Total Return ...............................................    ( 22.86)%     ( 12.69)%     ( 10.34)%        9.66%          --

Survivorship 2000 - Class B 0.90% (d)
Unit Value, end of period ..................................   $  75.18      $  97.75      $ 112.30            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 23.09)%     ( 12.95)%     ( 10.66)%          --           --

EQ/Evergreen Omega
------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 101.93            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    (  5.46)%          --            --            --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2002          2001          2000          1999      1998
                                                               ------------- ------------- ------------- ------------- -----
EQ/Evergreen Omega (Concluded)
------------------------------
IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $  59.63      $  78.47      $  94.55      $  98.90    --
Net Assets (000's) ...........................................   $    298      $    314            --            --    --
Number of units outstanding, end of period (000's) ...........          5             4            --            --    --
Total Return .................................................    ( 24.01)%      (17.01)%     ( 11.66)%        9.70%   --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  56.63      $  74.98      $  90.90      $ 103.57    --
Net Assets (000's) ...........................................   $  1,586      $    900      $    455            --    --
Number of units outstanding, end of period (000's) ...........         28            12             5            --    --
Total Return .................................................    ( 24.47)%      (17.51)%     ( 12.24)%        9.06%   --

IL Protector - Class B 0.80% (a)
Unit Value, end of period ....................................   $  58.05      $  77.01      $  93.55      $ 106.81    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    ( 24.63)%      (17.68)%     ( 12.42)%        6.81%   --

Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ....................................   $  57.85      $  76.83      $  93.42      $ 106.77    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    ( 24.70)%      (17.76)%     ( 12.50)%        6.77%   --

EQ/FI Mid Cap
-------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 108.51            --            --            --    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    (  0.62)%          --            --            --    --

Paramount Life Agent - Class A 0.60% (v)
Unit Value, end of period ....................................   $  80.95            --            --            --    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    ( 18.25)%          --            --            --    --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (d)
Unit Value, end of period ....................................   $  70.90      $  86.96      $ 100.42            --    --
Net Assets (000's) ...........................................   $  2,836      $  1,217      $    301            --    --
Number of units outstanding, end of period (000's) ...........         40            14             3            --    --
Total Return .................................................    ( 18.47)%      (13.41)%        0.46%           --    --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2002          2001         2000         1999         1998
                                                             ------------- ------------- ------------ ------------ ------------
EQ/FI Mid Cap (Concluded)
-------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ..................................   $  69.91      $  86.26     $ 100.23            --           --
Net Assets (000's) .........................................   $ 26,076      $ 13,025     $   1,103           --           --
Number of units outstanding, end of period (000's) .........        373           151            11           --           --
Total Return ...............................................    ( 18.95)%     ( 13.93)%        0.23%          --           --

IL Protector - Class B 0.80% (e)
Unit Value, end of period ..................................   $  69.58      $  86.03     $ 100.16            --           --
Net Assets (000's) .........................................   $     70            --            --           --           --
Number of units outstanding, end of period (000's) .........          1            --            --           --           --
Total Return ...............................................    ( 19.12)%     ( 14.11)%        0.16%          --           --

Survivorship 2000 - Class B 0.90% (e)
Unit Value, end of period ..................................   $  69.42      $  85.92     $ 100.13            --           --
Net Assets (000's) .........................................   $    902      $    773     $     100           --           --
Number of units outstanding, end of period (000's) .........         13             9             1           --           --
Total Return ...............................................    ( 19.20)%     ( 14.19)%        0.13%          --           --

EQ/FI Small/Mid Cap
-------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 107.13            --            --           --           --
Net Assets (000's) .........................................   $    107            --            --           --           --
Number of units outstanding, end of period (000's) .........          1            --            --           --           --
Total Return ...............................................    (  0.82)%          --            --           --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  80.65            --            --           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 22.04)%          --            --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 101.79      $ 119.34     $ 114.75     $ 109.14      $ 107.21
Net Assets (000's) .........................................   $ 14,963      $ 10,741     $   6,656    $   5,457     $  5,146
Number of units outstanding, end of period (000's) .........        147            90            58           50           48
Total Return ...............................................    ( 14.71)%        4.00%         5.13%        1.80%     ( 10.02)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class B 0.60%
Unit Value, end of period ..................................   $  98.37      $ 116.03     $ 112.24     $ 107.40      $ 106.14
Net Assets (000's) .........................................   $ 92,173      $  1,508     $  28,172    $  27,924     $ 29,082
Number of units outstanding, end of period (000's) .........        937            13           251          260          274
Total Return ...............................................    ( 15.22)%        3.37%         4.51%        1.19%     ( 10.55)%

Incentive Life 2000 Sales 1999 and after, Survivorship
Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  95.56      $ 112.71     $ 109.03     $ 104.33            --
Net Assets (000's) .........................................   $  3,345      $ 60,638     $     218           --           --
Number of units outstanding, end of period (000's) .........         35           538             2           --           --
Total Return ...............................................    ( 15.22)%        3.37%         4.51%        1.19%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002         2001          2000          1999         1998
                                                             ------------- ------------ ------------- ------------- ------------
EQ/FI Small/Mid Cap (Concluded)
-------------------------------
IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $  97.25     $ 114.94      $ 111.42      $ 106.82      $ 105.78
Net Assets (000's) .........................................   $    486     $     460     $    223      $    214      $    106
Number of units outstanding, end of period (000's) .........          5             4            2             2             1
Total Return ...............................................    ( 15.39)%        3.16%        4.30%         0.99%      ( 10.73)%

Survivorship 2000 - Class B 0.90%
Unit Value, end of period ..................................   $  96.70     $ 114.40      $ 111.01      $ 106.54      $ 105.60
Net Assets (000's) .........................................   $  7,446     $   5,377     $  2,442      $  2,131      $  2,323
Number of units outstanding, end of period (000's) .........         77            47           22            20            22
Total Return ...............................................    ( 15.47)%        3.06%        4.20%         0.88%      ( 10.82)%

Survivorship 2000 - Class B 0.90% (e)
Unit Value, end of period ..................................   $  76.24     $  90.19      $  87.52            --            --
Net Assets (000's) .........................................         --            --           --            --            --
Number of units outstanding, end of period (000's) .........         --            --           --            --            --
Total Return ...............................................    ( 15.47)%        3.05%        4.20%           --            --

EQ/High Yield
-------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 143.63     $ 147.62      $ 146.24      $ 160.08      $ 165.63
Net Assets (000's) .........................................   $ 19,965     $  18,305     $ 19,011      $ 20,810      $ 19,213
Number of units outstanding, end of period (000's) .........        139           124          130           130           116
Total Return ...............................................    (  2.70)%        0.95%     (  8.65)%     (  3.35)%     (  5.15)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Paramount Life - Class A 0.60%
Unit Value, end of period ..................................   $ 260.62     $ 269.48      $ 268.57      $ 295.76      $ 307.87
Net Assets (000's) .........................................   $ 87,308     $  89,737     $ 92,120      $118,304      $140,081
Number of units outstanding, end of period (000's) .........        335           333          343           400           455
Total Return ...............................................    (  3.29)%        0.34%     (  9.19)%     (  3.93)%     (  5.72)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 105.76     $ 109.58      $ 109.43      $ 120.75      $ 125.95
Net Assets (000's) .........................................   $    740     $     657     $    657      $    604      $    630
Number of units outstanding, end of period (000's) .........          7             6            6             5             5
Total Return ...............................................    (  3.49)%        0.14%     (  9.38)%     (  4.13)%     (  5.91)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 159.39     $ 165.31      $ 165.25      $ 182.53      $ 190.58
Net Assets (000's) .........................................   $  7,332     $   7,439     $  7,602      $  8,761      $  8,957
Number of units outstanding, end of period (000's) .........         46            45           46            48            47
Total Return ...............................................    (  3.58)%        0.03%     (  9.47)%     (  4.22)%     (  6.00)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  74.96     $  77.70      $  77.64      $  85.73            --
Net Assets (000's) .........................................   $  8,845     $   4,740     $  1,863      $    257            --
Number of units outstanding, end of period (000's) .........        118            61           24             3            --
Total Return ...............................................    (  3.53)%        0.08%     (  9.44)%     (  4.16)%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                  2002          2001          2000         1999     1998
                                                             ------------- ------------- ------------- ----------- -----
EQ/High Yield (Concluded)
-------------------------
Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $  73.96      $  76.90      $  77.07      $  85.36  --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  3.82)%      ( 0.22)%     (  9.71)%    (  4.45)% --

EQ/International Equity Index
-----------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 104.71            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  2.54)%          --            --           --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  81.78            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 17.37)%          --            --           --   --

Incentive Life 2000 Sales 1999 and after Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ..................................   $  63.10      $  77.32      $ 104.37     $ 127.44   --
Net Assets (000's) .........................................   $    422      $    309      $    209           --   --
Number of units outstanding, end of period (000's) .........          7             4             2           --   --
Total Return ...............................................    ( 18.39)%      (25.91)%     ( 18.11)%      26.70%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  62.25      $  76.28      $ 102.96     $ 125.72   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 18.39)%      (25.91)%     ( 18.11)%      25.72%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  62.26      $  76.52      $ 103.61     $ 126.89   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 18.64)%      (26.14)%     ( 18.35)%      26.32%  --

EQ/J.P. Morgan Core Bond
------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 102.25            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................       2.18%           --            --           --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $ 108.95            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................       7.30%           --            --           --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2002          2001          2000         1999      1998
                                                               ------------- ------------- ------------- ------------ -----
EQ/J.P. Morgan Core Bond (Concluded)
------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ....................................   $ 132.34      $ 121.50      $ 113.24      $ 102.19   --
Net Assets (000's) ...........................................   $  7,411      $  2,795      $    340            --   --
Number of units outstanding, end of period (000's) ...........         56            23             3            --   --
Total Return .................................................       8.92%         7.29%        10.82%         0.45%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $ 130.09      $ 119.43      $ 111.31      $ 100.44   --
Net Assets (000's) ...........................................   $  4,553      $  1,911      $    668            --   --
Number of units outstanding, end of period (000's) ...........         35            16             6            --   --
Total Return .................................................       8.92%         7.29%        10.82%         0.45%  --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ....................................   $ 130.58      $ 120.25      $ 112.42      $ 101.74   --
Net Assets (000's) ...........................................         --            --            --            --   --
Number of units outstanding, end of period (000's) ...........         --            --            --            --   --
Total Return .................................................       8.59%         6.97%         9.99%      (  2.48)% --

EQ/Janus Large Cap Growth
-------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 103.96            --            --            --   --
Net Assets (000's) ...........................................         --            --            --            --   --
Number of units outstanding, end of period (000's) ...........         --            --            --            --   --
Total Return .................................................    (  5.93)%          --            --            --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $  44.64            --            --            --   --
Net Assets (000's) ...........................................         --            --            --            --   --
Number of units outstanding, end of period (000's) ...........         --            --            --            --   --
Total Return .................................................    ( 24.00)%          --            --            --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (e)
Unit Value, end of period ....................................   $  45.27      $  64.96      $  84.32            --   --
Net Assets (000's) ...........................................   $  2,535      $  2,014      $    337            --   --
Number of units outstanding, end of period (000's) ...........         56            31             4            --   --
Total Return .................................................    ( 30.31)%     ( 22.96)%     ( 15.70)%          --   --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ....................................   $  44.64      $  64.44      $  84.15            --   --
Net Assets (000's) ...........................................   $ 12,633      $ 11,148      $  3,029            --   --
Number of units outstanding, end of period (000's) ...........        283           173            36            --   --
Total Return .................................................    ( 30.73)%     ( 23.42)%     ( 15.85)%          --   --

IL Protector - Class B 0.80% (e)
Unit Value, end of period ....................................   $  44.43      $  64.27      $  84.10            --   --
Net Assets (000's) ...........................................   $     44      $     64            --            --   --
Number of units outstanding, end of period (000's) ...........          1             1            --            --   --
Total Return .................................................    ( 30.87)%     ( 23.58)%     ( 15.90)%          --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                  2002          2001          2000         1999     1998
                                                             ------------- ------------- ------------- ----------- -----
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
Survivorship 2000 - Class B 0.90% (e)
Unit Value, end of period ..................................   $  44.32      $  64.18      $  84.07           --   --
Net Assets (000's) .........................................   $    576      $    385      $    168           --   --
Number of units outstanding, end of period (000's) .........         13             6             2           --   --
Total Return ...............................................    ( 30.94)%     ( 23.66)%     ( 15.93)%         --   --

EQ/Lazard Small Cap Value
-------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 109.56            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  1.84)%          --            --           --   --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (e)
Unit Value, end of period ..................................   $ 115.35      $ 134.71      $ 115.10           --   --
Net Assets (000's) .........................................   $  1,384      $  1,482      $    115           --   --
Number of units outstanding, end of period (000's) .........         12            11             1           --   --
Total Return ...............................................    ( 14.37)%       17.04%        17.81%          --   --

Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ..................................   $ 112.31      $ 131.16      $ 112.07           --   --
Net Assets (000's) .........................................   $  1,011      $    787            --           --   --
Number of units outstanding, end of period (000's) .........          9             6            --           --   --
Total Return ...............................................    ( 14.37)%       17.04%        17.81%          --   --

Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ..................................   $ 113.81      $ 133.32      $ 114.26     $ 97.28    --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 14.63)%       16.68%        17.45%        0.82%  --

EQ/Marsico Focus
----------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $  96.87            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  6.15)%          --            --           --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (f)
Unit Value, end of period ..................................   $  93.97      $ 106.25            --           --   --
Net Assets (000's) .........................................   $  2,819            --            --           --   --
Number of units outstanding, end of period (000's) .........         30            --            --           --   --
Total Return ...............................................    ( 11.56)%        6.25%           --           --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002         2001         2000         1999         1998
                                                             ------------- ------------ ------------ ------------ ------------
EQ/Marsico Focus (Concluded)
----------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (f)
Unit Value, end of period ..................................   $  93.27     $ 106.09            --           --           --
Net Assets (000's) .........................................   $ 17,535     $     637           --           --           --
Number of units outstanding, end of period (000's) .........        188             6           --           --           --
Total Return ...............................................    ( 12.08)%        6.09%          --           --           --

IL Protector - Class B 0.80% (f)
Unit Value, end of period ..................................   $  93.03     $ 106.04            --           --           --
Net Assets (000's) .........................................   $     93            --           --           --           --
Number of units outstanding, end of period (000's) .........          1            --           --           --           --
Total Return ...............................................    ( 12.27)%        6.04%          --           --           --

Survivorship 2000 - Class B 0.90% (f)
Unit Value, end of period ..................................   $  92.92     $ 106.01            --           --           --
Net Assets (000's) .........................................   $  1,022     $     106           --           --           --
Number of units outstanding, end of period (000's) .........         11             1           --           --           --
Total Return ...............................................    ( 12.35)%        6.01%          --           --           --

EQ/Mercury Basic Value Equity
-----------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 113.43            --           --           --           --
Net Assets (000's) .........................................         --            --           --           --           --
Number of units outstanding, end of period (000's) .........         --            --           --           --           --
Total Return ...............................................    (  1.08)%          --           --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 152.72     $ 183.25     $ 173.64     $ 155.30      $ 130.57
Net Assets (000's) .........................................   $ 19,243     $  17,592    $  12,676    $   6,678     $  2,873
Number of units outstanding, end of period (000's) .........        126            96           73           43           22
Total Return ...............................................    ( 16.66)%        5.53%       11.81%       19.00%       11.59%

Incentive Life, Incentive Life 2000, Incentive Life Plus ,
Champion 2000, Incentive Life 2000 Series 1999 and
after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ..................................   $ 147.60     $ 178.18     $ 169.86     $ 152.83      $ 129.27
Net Assets (000's) .........................................   $ 81,475     $  68,777    $  35,161    $  29,649     $ 15,512
Number of units outstanding, end of period (000's) .........        552           386          207          194          120
Total Return ...............................................    ( 17.16)%        4.90%       11.14%       18.23%       10.91%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  96.52     $ 116.52     $ 111.08     $  99.95            --
Net Assets (000's) .........................................   $  3,378     $   2,330    $     778    $     200           --
Number of units outstanding, end of period (000's) .........         35            20            7            2           --
Total Return ...............................................    ( 17.16)%        4.90%       11.14%       18.23%          --

IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $ 145.92     $ 176.51     $ 168.61     $ 152.01      $ 128.84
Net Assets (000's) .........................................   $    584     $     706    $     506    $     304     $    129
Number of units outstanding, end of period (000's) .........          4             4            3            2            1
Total Return ...............................................    ( 17.33)%        4.69%       10.92%       17.98%     ( 22.57)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000         1999         1998
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
Survivorship Incentive Life - Class B 0.90% (a)
Unit Value, end of period ..................................   $ 145.09      $ 175.68      $ 167.99      $ 151.61    $ 128.62
Net Assets (000's) .........................................   $  8,415      $  8,081      $  4,368      $  2,881    $   1,543
Number of units outstanding, end of period (000's) .........         58            46            26            19           12
Total Return ...............................................    ( 17.41)%        4.58         10.81%        17.87%       10.58%

EQ/MFS Emerging Growth Companies
--------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 102.92            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    (  4.69)%          --            --            --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  69.16            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 27.95)%          --            --            --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 100.56      $ 153.10      $ 232.15      $ 286.03    $ 164.70
Net Assets (000's) .........................................   $ 14,983      $ 24,190      $ 33,662      $ 28,031    $   5,106
Number of units outstanding, end of period (000's) .........        149           158           145            98           31
Total Return ...............................................    ( 34.32)%     ( 34.05)%     ( 18.56)%       73.62%       34.51%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ..................................   $  97.18      $ 148.86      $ 227.09      $ 281.48    $ 163.05
Net Assets (000's) .........................................   $104,566      $173,124      $254,795      $193,377    $  47,121
Number of units outstanding, end of period (000's) .........      1,076         1,163         1,122           687          289
Total Return ...............................................    ( 34.72)%     ( 34.45)%     ( 19.32)%       72.63%       33.71%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  55.84      $  85.53      $ 130.48      $ 161.73           --
Net Assets (000's) .........................................   $    223      $  6,329      $  5,480      $    485           --
Number of units outstanding, end of period (000's) .........          4            74            42             3           --
Total Return ...............................................    ( 34.72)%     ( 34.45)%     ( 19.32)%       72.63%          --

IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $  96.08      $ 147.47      $ 225.42      $ 279.97    $ 162.51
Net Assets (000's) .........................................   $    865      $  1,327      $  1,578      $  1,400    $     325
Number of units outstanding, end of period (000's) .........          9             9             7             5            2
Total Return ...............................................    ( 34.85)%     ( 34.57)%     ( 19.48)%       72.28%       33.45%

Survivorship 2000 - Class B 0.90%
Unit Value, end of period ..................................   $  95.53      $ 146.78      $ 224.60      $ 279.22    $ 162.23
Net Assets (000's) .........................................   $  6,687      $ 11,155      $ 17,070      $ 14,799    $   3,407
Number of units outstanding, end of period (000's) .........         70            76            76            53           21
Total Return ...............................................    ( 34.92)%     ( 34.65)%     ( 19.56)%       72.11%       33.31%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                   2002          2001         2000         1999         1998
                                                               ------------ ------------- ------------ ------------ ------------
EQ/MFS Investors Trust
----------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 103.45           --            --           --           --
Net Assets (000's) ...........................................         --           --            --           --           --
Number of units outstanding, end of period (000's) ...........         --           --            --           --           --
Total Return .................................................    (  4.00)%         --            --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $  68.22     $  86.36      $ 102.79     $ 103.50           --
Net Assets (000's) ...........................................   $    682     $    518      $    411     $    104           --
Number of units outstanding, end of period (000's) ...........         10            6             4            1           --
Total Return .................................................    ( 21.01)%    ( 15.98)%     (  0.77)%       8.76%          --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  66.76     $  85.03      $ 101.82     $ 103.15           --
Net Assets (000's) ...........................................   $  4,807     $  3,486      $  1,731     $    309           --
Number of units outstanding, end of period (000's) ...........         72           41            17            3           --
Total Return .................................................    ( 21.49)%    ( 16.49)%     (  1.29)%       8.06%          --

IL Protector - Class B 0.80% (a)
Unit Value, end of period ....................................   $  66.28     $  84.59      $ 101.50     $ 103.03           --
Net Assets (000's) ...........................................         --           --            --           --           --
Number of units outstanding, end of period (000's) ...........         --           --            --           --           --
Total Return .................................................    ( 21.65)%    ( 16.66)%     (  1.48)%       7.85%          --

Survivorship 2000 Class - B 0.90% (a)
Unit Value, end of period ....................................   $  66.05     $  84.37      $ 101.34     $ 102.97           --
Net Assets (000's) ...........................................   $    792     $     84      $    101           --           --
Number of units outstanding, end of period (000's) ...........         12            1             1           --           --
Total Return .................................................    ( 21.71)%    ( 16.74)%     (  1.58)%       7.74%          --

EQ/Money Market
---------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ....................................   $ 145.34     $ 143.20      $ 137.89     $ 129.78     $ 123.62
Net Assets (000's) ...........................................   $108,133     $ 86,206      $ 68,393     $ 55,546     $ 32,759
Number of units outstanding, end of period (000's) ...........        744          602           496          428          265
Total Return .................................................       1.49%        3.85%         6.24%        4.96%        5.34%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Paramount Life - Class A 0.60%
Unit Value, end of period ....................................   $ 221.88     $ 219.94      $ 213.06     $ 201.73     $ 193.32
Net Assets (000's) ...........................................   $237,855     $273,605      $267,177     $248,531     $203,373
Number of units outstanding, end of period (000's) ...........      1,072        1,244         1,254        1,232        1,052
Total Return .................................................       0.88%        3.23%         5.62%        4.35%        4.71%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001         2000          1999         1998
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Money Market (Concluded)
---------------------------
IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 128.12      $ 127.25     $ 123.52      $ 117.19     $ 112.53
Net Assets (000's) .........................................   $    512      $    509     $     494     $    586     $     788
Number of units outstanding, end of period (000's) .........          4             4             4            5             7
Total Return ...............................................       0.68%         3.02%         5.40%        4.14%         4.50%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 143.37      $ 142.55     $ 138.51      $ 131.54     $ 126.44
Net Assets (000's) .........................................   $ 18,495      $ 19,672     $  23,685     $ 20,520     $  15,679
Number of units outstanding, end of period (000's) .........        129           138           171          156           124
Total Return ...............................................       0.58%         2.92%         5.30%        4.04%         4.39%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 115.79      $ 115.07     $ 111.78      $ 106.09            --
Net Assets (000's) .........................................   $106,411      $ 89,524     $  38,005     $ 16,868            --
Number of units outstanding, end of period (000's) .........        919           778           340          159            --
Total Return ...............................................       0.63%         2.94%         5.36%        4.10%           --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $ 114.25      $ 113.88     $ 110.96      $ 105.63            --
Net Assets (000's) .........................................         --            --            --           --            --
Number of units outstanding, end of period (000's) .........         --            --            --           --            --
Total Return ...............................................       0.32%         2.63%         5.05%        3.78%           --

EQ/Putnam Growth & Income Value
-------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 109.02            --            --           --            --
Net Assets (000's) .........................................         --            --            --           --            --
Number of units outstanding, end of period (000's) .........         --            --            --           --            --
Total Return ...............................................    (  1.66)%          --            --           --            --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 104.17      $ 128.70     $ 138.10      $ 129.34     $ 131.12
Net Assets (000's) .........................................   $  5,104      $  5,405     $   4,972     $  3,622     $   2,229
Number of units outstanding, end of period (000's) .........         49            42            36           28            17
Total Return ...............................................    ( 19.06)%     (  6.81)%        6.78%     (  1.36)%       12.82%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after - Class B 0.60%
Unit Value, end of period ..................................   $ 100.68      $ 125.14     $ 135.09      $ 127.28     $ 129.81
Net Assets (000's) .........................................   $ 17,619      $ 19,897     $  16,616     $ 16,165     $  12,981
Number of units outstanding, end of period (000's) .........        175           159           123          127           100
Total Return ...............................................    ( 19.55)%     (  7.37)%        6.14%     (  1.95)%       12.14%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  70.66      $  87.82     $  94.81      $  89.32            --
Net Assets (000's) .........................................   $  1,555      $  1,405     $     758     $     89            --
Number of units outstanding, end of period (000's) .........         22            16             8            1            --
Total Return ...............................................    ( 19.55)%     (  7.37)%        6.14%     (  1.95)%          --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001         2000         1999         1998
                                                               ------------- ------------ ------------ ------------ ------------
EQ/Putnam Growth & Income Value (Concluded)
-------------------------------------------
IL Protector - Class B 0.80%
Unit Value, end of period ....................................   $  99.53      $ 123.96     $ 134.10     $ 126.60    $ 129.37
Net Assets (000's) ...........................................   $    199      $    248     $    268     $    253    $     129
Number of units outstanding, end of period (000's) ...........          2             2            2            2            1
Total Return .................................................    ( 19.71)%     (  7.56)%       5.92%     (  2.14)%      11.92%

Survivorship 2000 - Class B 0.90%
Unit Value, end of period ....................................   $  98.97      $ 123.38     $ 133.60     $ 126.25    $ 129.15
Net Assets (000's) ...........................................   $  1,781      $  1,974     $  1,870     $  1,768    $   1,292
Number of units outstanding, end of period (000's) ...........         18            16           14           14           10
Total Return .................................................    ( 19.78)%     (  7.65)%       5.82%     (  2.25)%      11.80%

EQ/Putnam International Equity (n)
----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 105.66            --           --           --           --
Net Assets (000's) ...........................................         --            --           --           --           --
Number of units outstanding, end of period (000's) ...........         --            --           --           --           --
Total Return .................................................    (  1.56)%          --           --           --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $  81.60            --           --           --           --
Net Assets (000's) ...........................................         --            --           --           --           --
Number of units outstanding, end of period (000's) ...........         --            --           --           --           --
Total Return .................................................    ( 17.98)%          --           --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (l)
Unit Value, end of period ....................................   $  79.03            --           --           --           --
Net Assets (000's) ...........................................   $ 10,590            --           --           --           --
Number of units outstanding, end of period (000's) ...........        134            --           --           --           --
Total Return .................................................    ( 17.87)%          --           --           --           --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Surivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................   $  85.28            --           --           --           --
Net Assets (000's) ...........................................   $ 43,237            --           --           --           --
Number of units outstanding, end of period (000's) ...........        507            --           --           --           --
Total Return .................................................    ( 18.18)%          --           --           --           --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  83.52      $ 100.79     $ 129.21     $ 148.24           --
Net Assets (000's) ...........................................   $    919      $    605     $    388           --           --
Number of units outstanding, end of period (000's) ...........         11             6            3           --           --
Total Return .................................................    ( 17.14)%     ( 22.00)%    ( 12.84)%      59.29%          --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................   $  76.92            --           --           --           --
Net Assets (000's) ...........................................   $    231            --           --           --           --
Number of units outstanding, end of period (000's) ...........          3            --           --           --           --
Total Return .................................................    ( 18.29)%          --           --           --           --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2002         2001         2000         1999      1998
                                                             ------------- ------------ ------------ ------------ -----
EQ/Putnam International Equity (n) (Concluded)
----------------------------------------------
Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ..................................   $  84.14      $ 101.85     $ 130.96    $ 150.71    --
Net Assets (000's) .........................................   $  4,964            --           --           --   --
Number of units outstanding, end of period (000's) .........         59            --           --           --   --
Total Return ...............................................    ( 17.39)%     ( 22.23)%    ( 13.10)%      58.81%  --

EQ/Putnam Voyager (q)
---------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 102.48            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    (  5.60)%          --           --           --   --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ..................................   $  63.54      $  86.79     $ 115.58    $ 141.41    --
Net Assets (000's) .........................................   $  1,080      $  1,028     $    578           --   --
Number of units outstanding, end of period (000's) .........         17            13            5           --   --
Total Return ...............................................    ( 26.79)%     ( 24.91)%    ( 18.27)%      29.48%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  55.78      $  76.19     $ 101.47    $ 124.14    --
Net Assets (000's) .........................................   $    279      $    305     $    203           --   --
Number of units outstanding, end of period (000's) .........          5             4            2           --   --
Total Return ...............................................    ( 26.79)%     ( 24.91)%    ( 18.26)%      29.48%  --

Survivorship 2000 - Class B 0.90% (b)
Unit Value, end of period ..................................   $  62.69      $  85.89     $ 114.73    $ 140.79    --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    ( 27.01)%     ( 25.14)%    ( 18.51)%      29.09%  --

EQ/Small Company Index
----------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 111.41            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    (  0.43)%          --           --           --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  76.53            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    ( 25.07)%          --           --           --   --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ..................................   $  89.02      $ 113.24     $ 111.63    $ 116.25    --
Net Assets (000's) .........................................   $    445      $    566           --           --   --
Number of units outstanding, end of period (000's) .........          5             5           --           --   --
Total Return ...............................................    ( 21.39)%        1.44%     (  3.98)%      20.00%  --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2002


7. Accumulation Unit Values


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2002         2001         2000         1999      1998
                                                             ------------- ------------ ------------ ------------ -----
EQ/Small Company Index (Concluded)
----------------------------------
Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  87.88     $ 111.79      $ 110.20    $ 114.76    --
Net Assets (000's) .........................................   $     88            --           --           --   --
Number of units outstanding, end of period (000's) .........          1            --           --           --   --
Total Return ...............................................    ( 21.39)%        1.44%     (  3.97)%      14.76%  --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $  87.83     $ 112.07      $ 110.81    $ 115.75    --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    ( 21.63)%        1.13%     (  4.26)%      19.64%  --

MFS Mid Cap Growth
------------------
Paramount Life - Class A 0.60% (q)
Unit Value, end of period ..................................   $  78.30            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       6.10%           --           --           --   --

PIMCO Renaissance
-----------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life 02 - Class A 0.00%
(r)
Unit Value, end of period ..................................   $ 119.73            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       2.83%           --           --           --   --

Paramount Life - Class A 0.60 % (q)
Unit Value, end of period ..................................   $  87.10            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       4.66%           --           --           --   --

PIMCO Total Return
------------------
Paramount Life - Class A 0.60% (q)
Unit Value, end of period ..................................   $ 107.65            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       6.57%           --           --           --   --

U.S. Real Estate
----------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
  0.00% (r)
Unit Value, end of period ..................................   $ 105.10            --           --           --   --
Net Assets (000's) .........................................   $  1,261            --           --           --   --
Number of units outstanding, end of period (000's) .........         12            --           --           --   --
Total Return ...............................................       2.84%           --           --           --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Concluded)


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
Vanguard VIF Equity Index
------------------------------------------------------------
Paramount Life Class A 0.60% (v)
Unit Value, end of period ..................................     $  77.35      --       --       --       --
Net Assets (000's) .........................................     $     77      --       --       --       --
Number of units outstanding, end of period (000's) .........            1      --       --       --       --
Total Return ...............................................       (19.51)%    --       --       --       --

(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(j) Units were made available for sale on April 26, 2002.
(k) Units were made available for sale on January 1, 1999.
(l) Units were made available for sale on May 13, 2002.
(m) Units were made available for sale March 31, 2002.
(n) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See Note 5).
(o) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(q) Units were made available for sale on August 5, 2002.
(r) Units were made available for sale on November 5, 2002.
(s) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(t) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(u) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
(v) Units were made available for sale on April 15, 2002.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2002


8. Investment Income Ratio

Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying Fund in which the Account invests.



                                                                     Years Ended December 31,
                                                  --------------------------------------------------------------
                                                     2002         2001         2000         1999         1998
                                                  ----------   ----------   ----------   ----------   ----------
AXA Premier VIP Core Bond .....................   3.68%          --            --           --           --
AXA Premier VIP Health Care ...................     --           --            --           --           --
AXA Premier VIP International Equity ..........     --           --            --           --           --
AXA Premier VIP Large Cap Core Equity .........   0.17%          --            --           --           --
AXA Premier VIP Large Cap Growth ..............     --           --            --           --           --
AXA Premier VIP Large Cap Value ...............     --           --            --           --           --
AXA Premier VIP Small/Mid Cap Growth ..........     --           --            --           --           --
AXA Premier VIP Small/Mid Cap Value ...........     --           --            --           --           --
AXA Premier VIP Technology ....................     --           --            --           --           --
Davis Value ...................................   1.14%          --            --           --           --
EQ/Aggressive Stock ...........................   0.01%        0.49%         0.36%        0.33%        0.45%
EQ/Alliance Common Stock ......................   0.05%        2.37%         0.61%        0.59%        0.61%
EQ/Alliance Growth and Income .................   1.43%        1.03%         0.94%        0.27%        0.33%
EQ/Alliance Intermediate Government
 Securities ...................................   5.01%        4.25%         5.48%        5.14%        5.11%
EQ/Alliance International .....................     --         1.61%         0.45%          --         1.89%
EQ/Alliance Premier Growth ....................     --           --          0.93%        0.76%          --
EQ/Alliance Quality Bond ......................   4.07%        3.06%         7.32%        5.34%        5.53%
EQ/Alliance Small Cap Growth ..................     --         1.04%           --           --         0.01%
EQ/Alliance Technology ........................     --         0.01%           --           --           --
EQ/Balanced ...................................   1.63%        2.85%         3.23%        2.75%        2.65%
EQ/Bernstein Diversified Value ................   1.53%        1.39%         2.16%          --           --
EQ/Calvert Socially Responsible ...............     --           --            --           --           --
EQ/Capital Guardian International .............   1.71%        1.87%         0.66%          --           --
EQ/Capital Guardian Research ..................   0.37%        0.26%         2.11%        0.48%          --
EQ/Capital Guardian US Equity .................   0.54%        0.48%         2.75%        1.56%          --
EQ/Emerging Markets Equity ....................     --           --          7.80%        1.77%        0.48%
EQ/Equity 500 Index ...........................   1.17%        1.04%         0.64%        1.12%        1.15%
EQ/Evergreen Omega ............................     --         0.01%         0.36%        1.04%          --
EQ/FI Mid Cap .................................   0.02%        0.24%         0.39%          --           --
EQ/FI Small/Mid Cap Value .....................   0.65%        0.71%         1.01%        0.18%        0.51%
EQ/High Yield .................................   9.16%        9.74%        10.46%       10.74%       10.51%
EQ/International Equity Index .................   1.27%        0.33%         0.54%        4.28%          --
EQ/J.P. Morgan Core Bond ......................   6.36%        6.57%        12.68%       13.75%          --
EQ/Janus Large Cap Growth .....................     --         0.01%         0.33%          --           --
EQ/Lazard Small Cap Value .....................   0.76%        7.28%         5.58%          --           --
EQ/Marsico Focus ..............................   0.04%          --            --           --           --
EQ/Mercury Basic Value Equity .................   1.20%        3.87%         5.50%        8.01%        6.05%
EQ/MFS Emerging Growth Companies ..............     --         0.02%         2.02%        2.92%          --
EQ/MFS Investors Trust ........................   0.73%        0.54%         0.54%        0.92%          --
EQ/Money Market ...............................   1.36%        3.41%         5.76%        4.74%        5.00%
EQ/Putnam Growth & Income Value ...............   1.45%        1.02%         1.05%        7.93%        2.20%
EQ/Putnam International Equity ................   1.34%        0.96%        16.34%       20.47%          --
EQ/Putnam Voyager .............................   0.13%          --          1.03%        5.87%          --
EQ/Small Company Index ........................   0.68%        1.15%        15.71%          --           --
MFS Mid Cap Growth ............................     --           --            --           --           --
PIMCO Renaissance .............................   1.01%          --            --           --           --
PIMCO Total Return ............................   6.80%          --            --           --           --
U.S. Real Estate ..............................   9.14%          --            --           --           --
Vanguard VIF Equity Index .....................     --           --            --           --           --

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

Appendix A


--------------------------------------------------------------------------------


DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.




DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Member of the Management Board (January 2000 to present); Group Executive President,
25 Avenue Matignon                     Human Resources, Communication and Synergies (January 2000 to present); Senior Executive Vice
75008 Paris, France                    President, Human Resources and Communications, AXA (January 1997 to January 2000); prior thereto, Executive Vice President, Culture-Management-Communication (1993 to January 1997);
                                       and various positions with AXA affiliated companies; Member, Executive Committee, AXA
                                       (January 1997 to January 2000); Director, AXA Financial, Inc. (December 1996 to present).
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
25 Avenue Matignon                     Financial (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman of the
75008 Paris, France                    Management Board and Chief Executive Officer of AXA (since May 2000), Vice Chairman of AXA's Management Board (January 2000 to May 2000). Prior thereto, Senior Executive Vice
                                       President, Financial Services and Life Insurance Activities in the United States, Germany,
                                       the United Kingdom and Benelux (1997 to 1999); Executive Vice President, Financial Services
                                       and Life Insurance Activities (1993 to 1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital
                                       Management Corporation, the general partner of Alliance Holding and Alliance. A former
                                       Director of Donaldson, Lufkin & Jenrette ("DLJ") from July 1993 to November 2000.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill
------------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                         Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA
Gereonsdriesch 9-11                    Konzern AG (since June 1999). Member of the AXA Group Management Board since April 1999.
50670 Cologne, Germany                 Prior thereto, member of the Holding Management Board of Gerling-Konzern in Cologne (1995 to
                                       April 1999). Chairman of the Management Board of AXA Versicherung AG, AXA Lebensversicherung
                                       AG and AXA Service AG Lebensversicherungs-Management AG (since June 1999). Director of AXA
                                       Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne
------------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill
New Canaan, CT 06840                   Companies (since January 2000); prior thereto, Chairman (April 1988 to January 2000) and
                                       Chief Executive Officer (April 1983 to April 1998). Director of Ryder System, Inc. since
                                       1995. Director of AXA Financial, Inc. (since May, 1992). He retired as a Director of
                                       McGraw-Hill Companies in April 2000. Director of Harris Corp. 1995 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President, Control and
25, Avenue Matignon                    Strategy, AXA (January 2000 to present); prior thereto Senior Executive Vice President,
75008 Paris, France                    International (US-UK-Benelex) AXA (January 1997 to January 2000); Member of the Management
                                       Board, AXA, since February 2003; Member of the AXA Executive Committee, January 2000 to
                                       present; Director, Alliance Capital (February 1996 to present) and various AXA Affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(1)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal                      Director of Equitable Life (since July 1992). Vice Chairman of the Management Board of
42, avenue de Friedland                Aventis (since December 1999). Prior thereto, Chairman and Chief Executive Officer of
75008 Paris                            Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory Board of AXA. Director
France                                 of Schneider Electric, Rhodia, and Pernod-Ricard and European Aeronautic Defense and Space
                                       Company. Former Member of the Consulting Council of Banque de France. Director, AXA Financial
                                       (since July, 1992).
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves
------------------------------------------------------------------------------------------------------------------------------------
Graves Ventures, LLC and               Director of Equitable Life (since September 19, 2002). President and Chief Operating Officer,
Earl G. Graves, Ltd.                   Graves Ventures, LLC (January 2001 to present), Chief of Staff, Earl G. Graves, Ltd. (March
130 Fifth Avenue                       1993 to present) and President of Black Enterprise Unlimited (unknown to present); Director,
New York, NY 10011                     AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (September
                                       2002 to present); Trustee, Meharry Medical College (September 2001 to present); President,
                                       Catholic Big Brothers, Inc. (June 1992 to present); Attorney, Cleary, Gottlieb, Steen &
                                       Hamilton (1989 to 1993).
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene
------------------------------------------------------------------------------------------------------------------------------------
LeBoeuf, Lamb, Greene & MacRae         Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street                   (1999 to 2003). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA Financial
New York, NY 10019-4513                (since May 1992). Director of Associated Electric and Gas Insurance Services and AXIS
                                        Specialty Insurance Company since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson
------------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C          Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core
New York, NY 10028                     Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto,
                                       President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President, Bestfoods
                                       (1997 to 1999). President, CPC Specialty Markets Group (1993 to 1997); Director, Del Monte
                                       Foods Co., PACTIV Corporation and the "Shell" Transport and Trading Company, plc.; Former
                                       Director, Hunt Corporation (1992-2002); Director, AXA Financial (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                         Director of Equitable Life (since December 19, 2002). Senior Advisor, Morgan Stanley (June
Harborside Financial Center            2000 to present); Director/Trustee, Morgan Stanley Funds (June 2000 to present); Director,
Plaza Two, Second Floor                AXA Financial, Inc. (December 2002 to present); President and Chief Operating Officer -
Jersey City, NJ 07311                  Individual Investor Group, Morgan Stanley Dean Witter (June 1997 to June 2000); President and
                                       Chief Operating Officer - Dean Witter Securities, Dean Witter Discover & Co. (1993 to May
                                       1997); President and Chief Operating Officer - Dean Witter Financial, Dean Witter Reynolds
                                       Inc. (1989 to 1993); Director and Chairman of the Executive Committee, Georgetown University
                                       Board of Regents; Director, The American Ireland Fund; Member, The American Association of
                                       Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain
------------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                     Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979); and
77 King Street West                    officer or director of several affiliated companies. Director, AXA Insurance (Canada),
Suite 4545                             Anglo-Canada General Insurance Company, Alliance Capital Management Corporation and AXA
Toronto, Ontario M5K 1K2               Pacific Insurance Company and AXA Australia, Alternate Director, AXA Asia Pacific Holdings
Canada                                 Limited (December 1999 to September 2000) and a former Director of DLJ (October 1999 to
                                       November 2000). Chairman (non-executive) and Director, FCA International Ltd. (January 1994
                                       to May 1998). Director of AXA Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson
------------------------------------------------------------------------------------------------------------------------------------
Saks Fifth Avenue Enterprises          Director of Equitable Life (since September 19, 2002). President and Chief Executive Officer
12 East 49th Street, 19th Floor        (February 2001 to present); President and Chief Executive Officer, Saks Fifth Avenue
New York, NY 10017                     (February 2000 to February 2001); Vice Chairman (September 1998 to February 2000) and Chief
                                       Operating Officer (May 1999 to February 2000); Executive Vice President - Director of Stores
                                       (July 1996 to September 1998); Senior Vice President and Regional Director of Stores/East
                                       (1992 to July 1996); General Manager (1991 to 1992); Director, AXA Financial, Inc. (September
                                       2002 to present); Director, Women In Need, Inc.; Regional Vice President for the Greater New
                                       York Area, National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------



A(2)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corporation               Director of Equitable Life (since September 19, 2002). President, Hyatt Hotels Corporation
200 West Madison Street                (January 2000 to present); Director, AXA Financial, Inc. (September 2002 to present) and
Suite 3900                             The Equitable Life Assurance Society of the United States (September 2002 to present);
Chicago, IL 60606                      Director, Schindler Holdings, Ltd. (January 2002 to present); Director, Interval
                                       International (January 1998 to present); Executive Vice President, Hyatt Development
                                       Corporation (1997 to 2000); President and Chief Executive Officer, United Infrastructure
                                       Company (1993 to 1997) and Partner, The John Buck Company (1979 to 1993).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia
------------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corporation         Director of Equitable Life (since November 20, 2002). Chief Executive Officer, Ameritrade
4211 South 102nd Street                Holding Corporation (March 2001 to present); Director, AXA Financial, Inc. (November 2002
Omaha, NE 68127                        to present) and The Equitable Life Assurance Society of the United States (November 2002 to
                                       present); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to March 2001); Defensive
                                       Coordinator for Dartmouth College's football team (1968 - 1984).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin College of Business     Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
St. John's University                  Business St. John's University (since August 1998); Chief Financial Officer, Chase
8000 Utopia Parkway                    Manhattan Corp. (1985 to 1997). Director, Alliance Capital Management Corporation (since
Jamaica, NY 11439                      May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H.W. Wilson
                                       Company and Junior Achievement of New York, Inc. and a Director and Officer of Rock Valley
                                       Tool, LLC. Director of AXA Financial, Inc. (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------




OFFICERS - DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert
------------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since May 2001); Director (since October 1992), Chairman of the
Corporation                            Board (since May 2001) and Chief Executive Officer (since January 1999), Alliance Capital
1345 Avenue of the Americas            Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer
New York, NY 10105                     (May 1993 to January 1999), Alliance Capital Management Corporation; Director, AXA
                                       Financial, Inc. (May 2001 to present); Vice Chairman of the Board of Trustees of Colgate
                                       University; Trustee of the Mike Wolk Heart Foundation; Member of the Investment Committee
                                       of the New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron
------------------------------------------------------------------------------------------------------------------------------------
                                       Director, Chairman of the Board, President (since May 2002) and Chief Executive Officer,
                                       Equitable Life (since May 2001); Director, President and Chief Executive Officer, AXA
                                       Financial, Inc. (May 2001 to present); Chairman of the Board and Chief Executive Officer,
                                       AXA Financial Services, LLC (May 2001 to present); Member of AXA's Management Board, (May
                                       2001 to present); Director, Alliance Capital Management Corporation (May 2001 to present);
                                       Director, Chairman of the Board, President and Chief Executive Officer, The Equitable of
                                       Colorado, Inc. (since June 2001); Director, The American Ireland Fund (1999 to present);
                                       Board of Trustees of The University of Scranton (1995 to 2002); Member of the Investment
                                       Company Institute's Board of Governors (since October 2001; prior thereto, October 1997 to
                                       October 2000) and Executive Committee (1998-2001); Former Trustee of The University of
                                       Pittsburgh and St. Sebastian's Country Day School; Former Director of the Massachusetts
                                       Bankers Association; President and Chief Operating Officer, Mellon Financial Corporation
                                       (1999-2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(3)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin
------------------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief Financial Officer
                                       (since May 1996), Equitable Life. Vice Chairman of the Board (since November 1999) and
                                       Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President
                                       (February 1998 to November 1999), AXA Financial. Executive Vice President and Member of the
                                       Executive Committee of AXA. Director, Vice Chairman and Chief Financial Officer (since
                                       December 1999) The Equitable of Colorado; AXA Financial Services, LLC and AXA Distribution
                                       Holding Corp. (since September 1999). Director, Alliance (since July 1997). Formerly a
                                       Director of DLJ (from June 1997 to November 2000). Prior thereto, Chairman, Insurance
                                       Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------





OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and AXA Group Deputy Chief Information
                                       Officer (February 2001 to present); President and Chief Executive Officer, AXA Technology
                                       Services of America, Inc. since 2002; prior thereto, Chief Information Officer (November
                                       1994 to February 2001), Equitable Life and AXA Financial Services, LLC (since September
                                       1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (January 2002 to present), Equitable Life; Executive Vice
                                       President (January 2002 to present), AXA Financial Services, LLC; prior thereto, Senior
                                       Vice President and Managing Director Worldwide Human Resources, Chubb and Son, Inc. (1999
                                       to 2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and
                                       Son, Inc. (1998 to 1999); Senior Vice President of European Human Resources (and previous
                                       Human Resources positions), Chubb Insurance Company of Europe (1992 to 1998).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Senior Vice
                                       President, AXA Financial Services, LLC. Director and Chairman, Frontier Trust Company
                                       ("Frontier"), FSB . Director, EQF (now AXA Advisors) (until September 1999). Executive Vice
                                       President and Director (since September 1999), AXA Advisors. Director and Senior Vice
                                       President, AXA Network, LLC (formerly EquiSource). Director and Officer of various
                                       Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne
------------------------------------------------------------------------------------------------------------------------------------
                                       Director and Deputy Treasurer (since December 2001) AXA Technology Services of America,
                                       Inc. Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Financial Services, LLC (since September 1999); The Equitable of Colorado (since December 1999). Treasurer, Frontier (since 1990) and AXA Network, LLC
                                       (since 1999). Chairman (since August 2000) and Chief Executive Officer (since September
                                       1997), and prior thereto, President and Treasurer, Equitable Casualty Insurance Company
                                       ("Casualty"). Vice President and Treasurer, EQ Advisors Trust (since March 1997). Senior
                                       Vice President and Treasurer, AXA Distribution Holding Corporation (since November 1999)
                                       and AXA Advisors, LLC (since December 2001). Director, Chairman, President and Chief
                                       Executive Officer, Equitable JV Holdings (August 1997 to June 2002). Director (since July
                                       1997), and Senior Vice President and Chief Financial Officer (since April 1998), ACMC.
                                       Treasurer, Paramount Planners, LLC (since November 2000). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


A(4)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Selig Ehrlich
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since December 2001) and Chief Actuary (since May 2001),
                                       Equitable Life; prior thereto, Senior Vice President (July 1999 to December 2001) and
                                       Deputy General manager (September 2000 to December 2001). Executive Vice President (since
                                       December 2001) and Chief Actuary (since May 2001), AXA Financial Services, LLC, Chief
                                       Financial Officer and Chief Actuary, Travelers, Life Annuity 1994 to 1999
------------------------------------------------------------------------------------------------------------------------------------
MaryBeth Farrell
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President and Deputy Controller (November 1999 to December 2001); Senior Vice
                                       President and Controller, GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999);
                                       Executive Vice President (December 2001 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to December 1998). Senior Vice President, AXA Financial Services, LLC (September 1999 to
                                       December 2001), Director, Chairman and Chief Executive Officer, AXA Network, LLC (July 1999
                                       to December 2001).
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 1997 to present) and Deputy General Counsel (November 1999 to present), Equitable Life; prior thereto, Senior Vice President and Associate General
                                       Counsel (September 1997 to October 1999), Vice President and Associate General Counsel
                                       (November 1993 to August 1997); Senior Vice President and Deputy General Counsel (September
                                       2001 to present), AXA Financial; Senior Vice President (September 1999 to present) and
                                       Deputy General Counsel (November 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Controller, Equitable Life, AXA Financial and AXA Financial
                                       Services, LLC. Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                       December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (March 1996) and Auditor since September 1994, Equitable Life. AXA
                                       Financial and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and Associate
                                       General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
                                       Senior Vice President, AXA Financial Services, LLC (since September 1999).
------------------------------------------------------------------------------------------------------------------------------------
John M. Lefferts
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and President of Retail Distribution (September 2001 to present),
                                       Equitable Life; prior thereto, President of Texas Region (1998-2001), Agency Manager
                                       (1989-1998). Executive Vice President and President of Retail Distribution, AXA Financial
                                       Services, LLC (since September 2001). Director and Executive Vice President, The Equitable
                                       of Colorado, Inc. (since September 2001). Director, President, Vice President, Secretary
                                       and Treasurer, AXA Network Insurance Agency of Texas, Inc., until 2002. Director,
                                       Children's Cancer Fund.
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Information Officer (February 2001 to present),
                                       Equitable Life. Executive Vice President and Chief Information Officer, AXA Financial
                                       Services, LLC (since February 2001). Senior Vice President, Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(5)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 2000 to present) and Actuary (May 1994 to present),
                                       Equitable Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice
                                       President (May 1993 to May 1998); Senior Vice President (September 2000 to present) and
                                       Actuary (September 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President, AXA
                                       Financial Services, LLC (since September 1999); Executive Vice President, Chase Manhattan
                                       Corporation (January 1983 to June 1997); Director, EQF (now AXA Advisors) (October 1998 to
                                       May 1999).
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (September 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President (September 2000 to September 2001). Director, AXA Distributors, LLC (March
                                       2002 to present); Executive Vice President, AXA Financial Services, LLC (since September
                                       2001); prior thereto, Senior Vice President (September 2000 to September 2001). Principal
                                       (and various positions), McKinsey and Company, Inc. (1992 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice
                                       President (since May 1995) and Chief Investment Officer (since July 1995), AXA Financial,
                                       Executive Vice President and Chief Investment Officer, AXA Financial Services, LLC (since
                                       September 1999). President and Trustee (since March 1997), EQ Advisors Trust and Trustee of
                                       AXA Premier Funds (since November 2001). Executive Vice President and Chief Investment
                                       Officer, The Equitable of Colorado (since December 1999), Director, Alliance, and Equitable
                                       Real Estate (until June 1997). Executive Vice President, AXA Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life and AXA Financial Services, LLC (since September
                                       1999). Director, Chairman and Chief Operating Officer, Casualty (from September 1997 until
                                       August 2000). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Secretary and Associate General Counsel,
                                       Equitable Life and AXA Financial (since September 1995). Senior Vice President, Secretary and Associate General Counsel, AXA Financial and AXA Financial Services, LLC (since
                                       September 1999). Senior Vice President, Secretary and Associate General Counsel, Equitable
                                       of Colorado (since December 1999). Secretary, AXA Distribution Holding Corporation (since
                                       September 1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                       Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                                       General Counsel (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice
                                       President and Deputy General Counsel (October 1996 to September 2001). Executive Vice
                                       President (since September 2001) and General Counsel (since September 1999), AXA Financial
                                       Services, LLC. Executive Vice President (since September 2001) and General Counsel (since
                                       December 1999), Equitable of Colorado. Director, AXA Advisors. Senior Vice President and
                                       General Counsel, EIC (June 1997 to March 1998). Previously held other officerships with
                                       Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------



A(6)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                       WHICH RELATE TO OUR
-------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; July 15, 2002; August 20, 2002; December 15,
2002; January 6, 2003; and March 1, 2003 ..................................  IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(3); December 14, 2001; July 15, 2002; August 20, 2002;
December 15, 2002; January 6, 2003; and March 1, 2003 .....................  Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; and March 1, 2003.....  Survivorship 2000(SM) Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; July 15, 2002; August 20, 2002; December 15,
2002; January 6, 2003; and March 1, 2003 ..................................  Incentive Life 2000(SM) and Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; July 15, 2002;
August 20, 2002; December 15, 2002; and January 6, 2003. ..................  Incentive Life(SM) Policies and Special Offer
                                                                               Policies(2)


----------

(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

(2) If you have our Special Offer Policy, this supplement relates to an Incentive Life prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement.

(3)  This supplement applies only to certain groups.

                                                                            B(1)

                      (This page intentionally left blank)

The Equitable Life Assurance Society
of the United States


Variable Life Insurance Policies
   Incentive Life Plus(R)
   Survivorship 2000


PROSPECTUS SUPPLEMENT DATED MAY 1, 2003
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)

(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your Equitable Life policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. We have put an asterisk next to the Portfolios that first became available through your policy on May 1, 2003.

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective                                             Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of a high current income and capital  o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital                     o A I M Capital Management, Inc.
                                                                                    o Dresdner RCM Global Investors LLC
                                                                                    o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital                     o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY                                                                 Bernstein Investment Research and
                                                                                      Management Unit
                                                                                    o Bank of Ireland Asset Management
                                                                                      (U.S.) Limited
                                                                                    o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                     o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                          Bernstein Investment Research and
                                                                                      Management Unit
                                                                                    o Janus Capital Management LLC
                                                                                    o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                     o Alliance Capital Management L.P.
 GROWTH                                                                             o Dresdner RCM Global Investors LLC
                                                                                    o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------



----------
(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.



                                                                      X00527/ADL

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name             Objective                                               Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP   Seeks long-term growth of capital                       o Alliance Capital Management L.P.
 VALUE                                                                              o MFS Investment Management
                                                                                    o Institutional Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID   Seeks long-term growth of capital                       o Alliance Capital Management L.P.
 CAP GROWTH                                                                         o Provident Investment Counsel, Inc.
                                                                                    o RS Investment Management, LP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID   Seeks long-term growth of capital                       o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                          o Wellington Management Company, LLP
                                                                                    o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY  Seeks long-term growth of capital                       o Alliance Capital Management L.P.
                                                                                    o Dresdner RCM Global Investors LLC
                                                                                    o Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name             Objective                                               Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK         Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
                                                                                    o MFS Investment Management
                                                                                    o Marsico Capital Management, LLC
                                                                                    o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK    Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND      Seeks to provide a high total return.                   o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE    Seeks to achieve high current income consistent with    o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES      relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL   Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH  To achieve long-term growth of capital.                 o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND    Seeks to achieve high current income consistent with    o Alliance Capital Management L.P.
                            moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP       Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY      Seeks to achieve long-term growth of capital. Current   o Alliance Capital Management L.P.
                            income is incidental to the Portfolio's objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                 Seeks to achieve a high return through both             o Alliance Capital Management L.P.
                            appreciation of capital and current income.             o Capital Guardian Trust Company
                                                                                    o Mercury Advisors
                                                                                    o Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                Objective                                                Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE Seeks capital appreciation.                              o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                    o Calvert Asset Management Company Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                  o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                  o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       To achieve long-term growth of capital.                  o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY     Seeks long-term capital appreciation.                    o Morgan Stanley Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates   o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                          o Evergreen Investment Management
                                                                                          Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                       o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE      Seeks long-term capital appreciation.                    o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD                  Seeks to achieve a high total return through a           o Alliance Capital Management L.P.
                               combination of current income and capital appreciation.  o Pacific Investment Management Company LLC
                                                                                          (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX  Seeks to replicate as closely as possible (before        o Alliance Capital Management L.P.
                               deduction of Portfolio expenses) the total return of the
                               MSCI EAFF index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND       Seeks to provide a high total return consistent with     o J.P. Morgan Investment Management Inc.
                               moderate risk of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                       o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                              o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                       o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.      o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.               o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary         o MFS Investment Management
                               objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve o Alliance Capital Management L.P.
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                    Objective                                                   Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME          Seeks capital growth. Current income is a secondary         o Putnam Investment Management, LLC
 VALUE                             objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL            Seeks capital appreciation.                                 o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER                  Seeks long-term growth of capital and any increased         o Putnam Investment Management, LLC
                                   income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             Seeks to replicate as closely as possible (before the       o Alliance Capital Management L.P.
                                   deduction of Portfolio expenses) the total return of the
                                   Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
 Barr Rosenberg
 Variable Insurance Trust
 Portfolio Name                    Objective                                                    Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
*AXA ROSENBERG VIT VALUE           The Fund seeks to increase the value of your investment      o AXA Rosenberg Investment
 LONG/SHORT EQUITY FUND            in bull markets and bear markets through strategies that       Management LLC
                                   are designed to have limited exposure to general equity
                                   market risk.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO Advisors VIT
 Portfolio Name                    Objective                                                    Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
*PEA RENAISSANCE                   Long-term capital appreciation and income.                   o OpCap Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional
 Funds, Inc.
 Portfolio Name                    Objective                                                    Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
*U.S. REAL ESTATE -- CLASS I(1)    The portfolio seeks to provide above average current         o Van Kampen(2)
                                   income and long-term capital appreciation by investing
                                   primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



(1) `Class I' shares are defined in the current applicable underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

Other important information about the portfolios is included in the prospectuses for the Trusts attached at the end of this prospectus.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS. Interests in the EQ/Alliance International investment option (the "surviving option") will replace interests in the EQ/International Equity Index investment option (the "replaced option"), and this option will no longer be available. At the time of the replacement, all the assets that are in the replaced option are moved into the surviving option. After the replacement, any allocation elections to the replaced option will then be considered an allocation election to the surviving option. The effective date for the replacement of the EQ/International Equity Index investment option will be on or about May 2, 2003, subject to shareholder vote.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2002 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.



------------------------------------------------------------------------------------------
                    Portfolio Name                         2002 Fees and Expenses
                                                 -----------------------------------------
                                                   Management                   Other
                                                    Fees(1)    12b-1 Fees     Expenses(2)
------------------------------------------------------------------------------------------
AXA Premier VIP Portfolios
------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                          0.60%         0.25%          0.41%
------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                        1.20%         0.25%          1.14%
------------------------------------------------------------------------------------------
AXA Premier VIP International Equity               1.05%         0.25%          1.67%
------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity              0.90%         0.25%          1.12%
------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                   0.90%         0.25%          0.94%
------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                    0.90%         0.25%          0.87%
------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth               1.10%         0.25%          0.96%
------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                1.10%         0.25%          0.83%
------------------------------------------------------------------------------------------
AXA Premier VIP Technology                         1.20%         0.25%          2.32%
------------------------------------------------------------------------------------------
EQ Advisors Trust Portfolios
------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                0.63%         0.25%          0.08%
------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           0.48%         0.25%          0.06%
------------------------------------------------------------------------------------------
EQ/Alliance Growth & Income                        0.58%         0.25%          0.06%
------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities     0.50%         0.25%          0.09%
------------------------------------------------------------------------------------------
EQ/Alliance International                          0.82%         0.25%          0.22%
------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                         0.90%         0.25%          0.09%
------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           0.52%         0.25%          0.10%
------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       0.75%         0.25%          0.08%
------------------------------------------------------------------------------------------
EQ/Alliance Technology                             0.90%         0.25%          0.10%
------------------------------------------------------------------------------------------
EQ/Balanced                                        0.57%         0.25%          0.09%
------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                     0.65%         0.25%          0.08%
------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                    0.65%         0.25%          1.17%
------------------------------------------------------------------------------------------
EQ/Capital Guardian International                  0.85%         0.25%          0.29%
------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                       0.65%         0.25%          0.16%
------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                    0.65%         0.25%          0.12%
------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                         1.15%         0.25%          0.47%
------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                0.25%         0.25%          0.07%
------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                 0.65%         0.25%          0.64%
------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                      0.70%         0.25%          0.13%
------------------------------------------------------------------------------------------
EQ/FI Sm/Mid Cap Value                             0.75%         0.25%          0.10%
------------------------------------------------------------------------------------------
EQ/High Yield                                      0.60%         0.25%          0.09%
------------------------------------------------------------------------------------------
EQ/International Equity Index                      0.35%         0.25%          0.32%
------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                           0.45%         0.25%          0.10%
------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                          0.90%         0.25%          0.11%
------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          0.75%         0.25%          0.11%
------------------------------------------------------------------------------------------
EQ/Marsico Focus                                   0.90%         0.25%          0.18%
------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      0.60%         0.25%          0.10%
------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                   0.65%         0.25%          0.08%
------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                             0.60%         0.25%          0.11%
------------------------------------------------------------------------------------------
EQ/Money Market                                    0.33%         0.25%          0.06%
------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                    0.60%         0.25%          0.10%
------------------------------------------------------------------------------------------
EQ/Putnam International Equity                     0.85%         0.25%          0.20%
------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                  0.65%         0.25%          0.12%
------------------------------------------------------------------------------------------
EQ/Small Company Index                             0.25%         0.25%          0.35%
------------------------------------------------------------------------------------------
Van Kampen US Real Estate -- Class I               0.80%           --           0.32%
------------------------------------------------------------------------------------------
PEA Renaissance                                    0.80%           --           4.07%
------------------------------------------------------------------------------------------
AXA Rosenberg VIT Value Long/Short Equity          1.50%         0.25%          0.52%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                    Portfolio Name                         2002 Fees and Expenses
                                                 -----------------------------------------
                                                               Fee Waivers
                                                    Total        and/or          Net Total
                                                   Annual        Expense          Annual
                                                  Expenses   Reimbursements(3)    Expenses
------------------------------------------------------------------------------------------
AXA Premier VIP Portfolios
------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                          1.26%       -0.31%             0.95%
------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                        2.59%       -0.74%             1.85%
------------------------------------------------------------------------------------------
AXA Premier VIP International Equity               2.97%       -1.17%             1.80%
------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity              2.27%       -0.92%             1.35%
------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                   2.09%       -0.74%             1.35%
------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                    2.02%       -0.67%             1.35%
------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth               2.31%       -0.71%             1.60%
------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                2.18%       -0.58%             1.60%
------------------------------------------------------------------------------------------
AXA Premier VIP Technology                         3.77%       -1.92%             1.85%
------------------------------------------------------------------------------------------
EQ Advisors Trust Portfolios
------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                0.96%         --               0.96%
------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           0.79%         --               0.79%
------------------------------------------------------------------------------------------
EQ/Alliance Growth & Income                        0.89%         --               0.89%
------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities     0.84%         --               0.84%
------------------------------------------------------------------------------------------
EQ/Alliance International                          1.29%       -0.02%             1.27%
------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                         1.24%       -0.09%             1.15%
------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           0.87%         --               0.87%
------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       1.08%         --               1.08%
------------------------------------------------------------------------------------------
EQ/Alliance Technology                             1.25%       -0.10%             1.15%
------------------------------------------------------------------------------------------
EQ/Balanced                                        0.91%       -0.01%             0.90%
------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                     0.98%       -0.03%             0.95%
------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                    2.07%       -1.02%             1.05%
------------------------------------------------------------------------------------------
EQ/Capital Guardian International                  1.39%       -0.19%             1.20%
------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                       1.06%       -0.11%             0.95%
------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                    1.02%       -0.07%             0.95%
------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                         1.87%       -0.05%             1.82%
------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                0.57%         --               0.57%
------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                 1.54%       -0.59%             0.95%
------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                      1.08%       -0.08%             1.00%
------------------------------------------------------------------------------------------
EQ/FI Sm/Mid Cap Value                             1.10%         --               1.10%
------------------------------------------------------------------------------------------
EQ/High Yield                                      0.94%         --               0.94%
------------------------------------------------------------------------------------------
EQ/International Equity Index                      0.92%         --               0.92%
------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                           0.80%         --               0.80%
------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                          1.26%       -0.11%             1.15%
------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          1.11%       -0.01%             1.10%
------------------------------------------------------------------------------------------
EQ/Marsico Focus                                   1.33%       -0.18%             1.15%
------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      0.95%         --               0.95%
------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                   0.98%         --               0.98%
------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                             0.96%       -0.01%             0.95%
------------------------------------------------------------------------------------------
EQ/Money Market                                    0.64%         --               0.64%
------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                    0.95%         --               0.95%
------------------------------------------------------------------------------------------
EQ/Putnam International Equity                     1.30%       -0.05%             1.25%
------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                  1.02%       -0.07%             0.95%
------------------------------------------------------------------------------------------
EQ/Small Company Index                             0.85%         --               0.85%
------------------------------------------------------------------------------------------
Van Kampen US Real Estate -- Class I               1.12%       -0.02%             1.10%
------------------------------------------------------------------------------------------
PEA Renaissance                                    4.87%       -3.81%             1.06%
------------------------------------------------------------------------------------------
AXA Rosenberg VIT Value Long/Short Equity          2.27%       -0.27%             2.00%
------------------------------------------------------------------------------------------

(1) The management fees shown reflect revised management fees, effective May 1, 2002, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.


(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(3) Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio -- Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of PIMCO Advisors VIT -- PEA Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. AXA Rosenberg Investment Management LLC, the manager of the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Fund, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA VIP Trust Portfolio pays is used to reduce the Portfolio's expenses. If the above table reflected the portion of the brokerage commissions used to reduce Portfolio expenses, the figures would be as shown in the table below:



--------------------------------------------------------------------------------
                Portfolio Name
--------------------------------------------------------------------------------
 AXA Premier VIP Health Care             1.82%
--------------------------------------------------------------------------------
 AXA Premier VIP International Equity    1.78%
--------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity   1.29%
--------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth        1.21%
--------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value         1.17%
--------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth    1.51%
--------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value     1.46%
--------------------------------------------------------------------------------
 AXA Premier VIP Technology              1.73%
--------------------------------------------------------------------------------
 EQ/Aggressive Stock                     0.91%
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock                0.74%
--------------------------------------------------------------------------------
 EQ/Alliance Growth & Income             0.85%
--------------------------------------------------------------------------------
 EQ/Alliance International               1.25%
--------------------------------------------------------------------------------
 EQ/Alliance Premier Growth              1.14%
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth            1.06%
--------------------------------------------------------------------------------
 EQ/Alliance Technology                  1.13%
--------------------------------------------------------------------------------
 EQ/Balanced                             0.88%
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value          0.94%
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible         0.95%
--------------------------------------------------------------------------------
 EQ/Capital Guardian International       1.17%
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research            0.43%
--------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity         0.91%
--------------------------------------------------------------------------------
 EQ/Emerging Markets Equity              1.81%
--------------------------------------------------------------------------------
 EQ/Evergreen Omega                      0.76%
--------------------------------------------------------------------------------
 EQ/FI Mid Cap                           0.91%
--------------------------------------------------------------------------------
 EQ/FI Sm/Mid Cap                        1.08%
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value               1.06%
--------------------------------------------------------------------------------
 EQ/Marsico Focus                        1.10%
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value                  0.94%
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth                  0.97%
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust                  0.94%
--------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value         0.94%
--------------------------------------------------------------------------------
 EQ/Putnam International Equity          1.24%
--------------------------------------------------------------------------------
 EQ/Putnam Voyager                       0.92%
--------------------------------------------------------------------------------



(4) EQUITABLE. We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is an indirect, wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. Equitable Life is obligated to pay all amounts that are promised to be paid under the policies. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

(5)  The following information in "How to reach us," is changed as follows:

    (a) By facsimile (fax):

        1-704-540-9714

   (b) By Internet:

     Our Web site (www.equitable.com) can also provide you information; certain forms are available for you to print out through our Web site by clicking on "Customer Service Life Insurance" and selecting "Forms" from the right side of the screen. Through our Web site, by enrolling in EQAccess, the owner can also: (i) access policy information, (ii) change allocation percentages, (iii) make a change of address, and (iv) request a policy loan (non-corporate policyowners only).

(6) OUR ASSET REBALANCING SERVICE. You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semi-annual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

(7) TAX INFORMATION. The following paragraphs have been added at the end of each section indicated. The titles for sections (b) and (c) have also been modified as shown.


   (a)  Estate, gift and generation-skipping taxes.

        "If this policy is purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed."

   (b)  Split-dollar and other employee benefit programs.

        "In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as proposed regulations. Together, they provide new proposed and interim guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. Further guidance is anticipated. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section."

   (c)  Possibility of future tax changes and other tax information.

        "There are a number of tax benefits associated with variable life insurance policies. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.


    You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.


    The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, it had not done so as of the date of this prospectus. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.


    We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account."

(8) The following is added to the end of the section "Monthly cost of insurance charge" in "More information about other matters"

"You may ask us to review the tobacco habits of any insured persons (of attained age 20 or over) in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates. In "second to die" policies, the cost of insurance rates depend on the rating classification of both insured persons even if only one survives at the time of application for change.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status, as well as a definition of tobacco user different from that applicable at the time this policy was issued. In "second to die" policies, this would apply to both insured persons or the surviving insured person.

The change to non-tobacco user rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences."

(9) The final sentence under "Commencement of insurance coverage" in "More information about procedures that apply to your policy" has been changed as follows:


"Generally, the register date will be earlier than the date coverage begins and therefore monthly deductions will apply before coverage is in effect."


(10) FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2002 and for the three years in the period ended December 31, 2002 and the financial statements of Equitable Life as of December 31, 2002 and 2001 and for the three years in the period ended December 31, 2002 incorporated in this prospectus supplement have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firms as experts in auditing and accounting.


The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.


(11) INVESTMENT PERFORMANCE. The Separate Account FP financial statements set forth below contain information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 2002. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 2002. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy.


The values reported for all policies are computed using net rates of return for the corresponding Trust Portfolios. The returns reported for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets. To obtain your unit values in the Separate Account Funds, call the Life Insurance Information Line at (888) 855-5100.


(12) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants .......................................... A-2
Financial Statements:
    Statements of Assets and Liabilities, December 31, 2001 ................ A-3
    Statements of Operations for the Years Ended December 31, 2001, 2000
    and 1999 ............................................................... A-4
    Statements of Changes in Net Assets for the Years Ended December 31, 2001,
     2000 and 1999 ......................................................... A-5
    Notes to Financial Statements .......................................... A-6


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants ...........................................F-1
Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2001 and 2000 .................F-2
    Consolidated Statements of Earnings, Years Ended December 31, 2001, 2000
    and 1999 ................................................................F-3
    Consolidated Statements of Shareholder's Equity and Comprehensive Income,
    Years Ended December 31, 2001, 2000 and 1999 ............................F-4
    Consolidated Statements of Cash Flows, Years Ended December 31, 2001, 2000
    and 1999 ................................................................F-5
    Notes to Consolidated Financial Statements ..............................

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                       AXA Premier     AXA Premier       AXA Premier
                                                        VIP Core        VIP Health    VIP International
                                                          Bond             Care             Equity
                                                    ---------------- --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value    $ 22,819,372     $ 2,704,870        $ 84,793
Receivable for The Trusts shares sold .............             --              --              --
Receivable for policy-related transactions ........         28,868          17,240           7,106
                                                      ------------     -----------        --------
  Total assets ....................................     22,848,240       2,722,110          91,899
                                                      ------------     -----------        --------
Liabilities:
Payable for The Trusts shares purchased ...........         29,465          17,240           7,106
Payable for policy-related transactions ...........             --              --              --
                                                      ------------     -----------        --------
  Total liabilities ...............................         29,465          17,240           7,106
                                                      ------------     -----------        --------
Net Assets ........................................   $ 22,818,775     $ 2,704,870        $ 84,793
                                                      ============     ===========        ========
Net Assets:
Accumulation Units ................................   $ 22,799,383     $ 2,698,550        $ 84,660
Accumulation nonunitized ..........................             --              --              --
Retained by Equitable Life in Separate Account FP .         19,392           6,320             133
                                                      ------------     -----------        --------
Total net assets ..................................   $ 22,818,775     $ 2,704,870        $ 84,793
                                                      ============     ===========        ========
Investments in shares of The Trusts, at cost ......   $ 22,701,054     $ 2,731,984        $ 86,699
The Trusts shares held
 Class A ..........................................          7,634           3,951           1,595
 Class B ..........................................      2,193,616         333,908           9,116
Units outstanding (000's):
 Class A 0.00% ....................................              1              --              --
 Class A 0.60% ....................................             --              --              --
 Class A 0.80% ....................................             --              --              --
 Class A 0.90% ....................................             --              --              --
 Class B 0.00% ....................................             51               4              --
 Class B 0.60% ....................................            155              29               1
 Class B 0.60% ....................................             --              --              --
 Class B 0.80% ....................................             --              --              --
 Class B 0.90% ....................................              5               1              --
 Class B 0.90% ....................................             --              --              --

Unit value:
 Class A 0.00% ....................................   $     102.66     $    100.86        $ 106.92
 Class A 0.60% ....................................   $     107.62     $     79.94        $  80.23
 Class A 0.80% ....................................   $         --     $        --        $     --
 Class A 0.90% ....................................   $         --     $        --        $     --
 Class B 0.00% ....................................   $     108.18     $     80.06        $ 105.75
 Class B 0.60% ....................................   $     107.53     $     79.58        $  78.66
 Class B 0.60% ....................................   $         --     $        --        $     --
 Class B 0.80% ....................................   $     107.31     $     79.41        $     --
 Class B 0.90% ....................................   $     107.20     $     79.33        $  78.42
 Class B 0.90% ....................................   $         --     $        --        $     --



                                                      AXA Premier     AXA Premier     AXA Premier       AXA Premier
                                                     VIP Large Cap   VIP Large Cap   VIP Large Cap   VIP Small/Mid Cap
                                                      Core Equity        Growth          Value            Growth
                                                    --------------- --------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value     $ 29,389        $ 133,226       $ 236,106        $ 114,217
Receivable for The Trusts shares sold .............          --               --              --               --
Receivable for policy-related transactions ........         750            2,492          16,211            2,961
                                                       --------        ---------       ---------        ---------
  Total assets ....................................      30,139          135,718         252,317          117,178
                                                       --------        ---------       ---------        ---------
Liabilities:
Payable for The Trusts shares purchased ...........         750            2,492          16,211            2,961
Payable for policy-related transactions ...........          --               --              --               --
                                                       --------        ---------       ---------        ---------
  Total liabilities ...............................         750            2,492          16,211            2,961
                                                       --------        ---------       ---------        ---------
Net Assets ........................................    $ 29,389        $ 133,226       $ 236,106        $ 114,217
                                                       ========        =========       =========        =========
Net Assets:
Accumulation Units ................................    $ 29,382        $ 133,100       $ 235,838        $ 114,087
Accumulation nonunitized ..........................          --               --              --               --
Retained by Equitable Life in Separate Account FP .           7              126             268              130
                                                       --------        ---------       ---------        ---------
Total net assets ..................................    $ 29,389        $ 133,226       $ 236,106        $ 114,217
                                                       ========        =========       =========        =========
Investments in shares of The Trusts, at cost ......    $ 29,785        $ 137,242       $ 239,077        $ 115,630
The Trusts shares held
 Class A ..........................................         746              807           2,731            4,211
 Class B ..........................................       3,056           18,557          26,857           13,954
Units outstanding (000's):
 Class A 0.00% ....................................          --               --              --               --
 Class A 0.60% ....................................          --               --              --               --
 Class A 0.80% ....................................          --               --              --               --
 Class A 0.90% ....................................          --               --              --               --
 Class B 0.00% ....................................          --               --              --               --
 Class B 0.60% ....................................          --                2               3                1
 Class B 0.60% ....................................          --               --              --               --
 Class B 0.80% ....................................          --               --              --               --
 Class B 0.90% ....................................          --               --              --               --
 Class B 0.90% ....................................          --               --              --               --

Unit value:
 Class A 0.00% ....................................    $ 105.73        $  103.01       $  105.20        $  107.76
 Class A 0.60% ....................................    $  77.73        $   72.27       $   79.23        $   65.48
 Class A 0.80% ....................................    $     --        $      --       $      --        $      --
 Class A 0.90% ....................................    $     --        $      --       $      --        $      --
 Class B 0.00% ....................................    $     --        $      --       $      --        $      --
 Class B 0.60% ....................................    $  77.00        $   68.38       $   79.68        $   62.46
 Class B 0.60% ....................................    $     --        $      --       $      --        $      --
 Class B 0.80% ....................................    $     --        $      --       $      --        $      --
 Class B 0.90% ....................................    $  76.77        $   68.17       $   79.44        $   62.27
 Class B 0.90% ....................................    $     --        $      --       $      --        $      --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                             AXA Premier
                                                          VIP Small/Mid Cap     AXA Premier
                                                                Value         VIP Technology   Davis Value
                                                         ------------------- ---------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....     $ 6,700,363         $ 46,661       $ 21,049
Receivable for The Trusts shares sold ..................              --               --             --
Receivable for policy-related transactions .............          12,745            2,735             --
                                                             -----------         --------       --------
  Total assets .........................................       6,713,108           49,396         21,049
                                                             -----------         --------       --------
Liabilities:
Payable for The Trusts shares purchased ................          12,795            2,685             --
Payable for policy-related transactions ................              --               --             --
                                                             -----------         --------       --------
  Total liabilities ....................................          12,795            2,685             --
                                                             -----------         --------       --------
Net Assets .............................................     $ 6,700,313         $ 46,711       $ 21,049
                                                             ===========         ========       ========
Net Assets:
Accumulation Units .....................................     $ 6,687,441         $ 46,687       $ 21,034
Accumulation nonunitized ...............................              --               --             --
Retained by Equitable Life in Separate Account FP ......          12,872               24             15
                                                             -----------         --------       --------
Total net assets .......................................     $ 6,700,313         $ 46,711       $ 21,049
                                                             ===========         ========       ========
Investments in shares of The Trusts, at cost ...........     $ 6,801,674         $ 51,690       $ 21,217
The Trusts shares held
 Class A ...............................................           5,169            2,424          2,567
 Class B ...............................................         892,004            5,405             --
Units outstanding (000's):
 Class A 0.00% .........................................              --               --             --
 Class A 0.60% .........................................              --               --             --
 Class A 0.80% .........................................              --               --             --
 Class A 0.90% .........................................              --               --             --
 Class B 0.00% .........................................               7               --             --
 Class B 0.60% .........................................              76                1             --
 Class B 0.60% .........................................              --               --             --
 Class B 0.80% .........................................              --               --             --
 Class B 0.90% .........................................               6               --             --
 Class B 0.90% .........................................              --               --             --

Unit value:
 Class A 0.00% .........................................     $    111.49         $ 111.99       $     --
 Class A 0.60% .........................................     $     73.58         $  62.27       $  88.86
 Class A 0.80% .........................................     $        --         $     --       $     --
 Class A 0.90% .........................................     $        --         $     --       $     --
 Class B 0.00% .........................................     $     74.70         $     --       $     --
 Class B 0.60% .........................................     $     74.25         $  57.06       $     --
 Class B 0.60% .........................................     $        --         $     --       $     --
 Class B 0.80% .........................................     $     74.10         $     --       $     --
 Class B 0.90% .........................................     $     74.03         $  56.89       $     --
 Class B 0.90% .........................................     $        --         $     --       $     --



                                                                                   EQ/Alliance         EQ/Alliance
                                                          EQ/Aggressive Stock      Common Stock     Growth and Income
                                                         --------------------- ------------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $ 388,742,261       $ 1,582,201,573      $ 325,200,661
Receivable for The Trusts shares sold ..................                --             2,854,485                 --
Receivable for policy-related transactions .............                --                    --            356,282
                                                             -------------       ---------------      -------------
  Total assets .........................................       388,742,261         1,585,056,058        325,556,943
                                                             -------------       ---------------      -------------
Liabilities:
Payable for The Trusts shares purchased ................           107,971                    --            365,867
Payable for policy-related transactions ................            56,930             4,271,086                 --
                                                             -------------       ---------------      -------------
  Total liabilities ....................................           164,901             4,271,086            365,867
                                                             -------------       ---------------      -------------
Net Assets .............................................     $ 388,577,360       $ 1,580,784,972      $ 325,191,076
                                                             =============       ===============      =============
Net Assets:
Accumulation Units .....................................     $ 387,703,373       $ 1,576,531,873      $ 324,746,091
Accumulation nonunitized ...............................           767,494             4,209,690            168,739
Retained by Equitable Life in Separate Account FP ......           106,493                43,409            276,246
                                                             -------------       ---------------      -------------
Total net assets .......................................     $ 388,577,360       $ 1,580,784,972      $ 325,191,076
                                                             =============       ===============      =============
Investments in shares of The Trusts, at cost ...........     $ 593,090,870       $ 3,053,257,802      $ 427,091,184
The Trusts shares held
 Class A ...............................................        23,404,342           141,781,727         20,595,681
 Class B ...............................................           474,961             9,187,093          4,703,751
Units outstanding (000's):
 Class A 0.00% .........................................               317                   634                173
 Class A 0.60% .........................................               791                 2,593                914
 Class A 0.80% .........................................                31                    68                 14
 Class A 0.90% .........................................               164                   450                119
 Class B 0.00% .........................................                --                    --                 --
 Class B 0.60% .........................................               149                 1,424                684
 Class B 0.60% .........................................                --                    --                 --
 Class B 0.80% .........................................                --                    --                 --
 Class B 0.90% .........................................                --                    --                 --
 Class B 0.90% .........................................                --                    --                 --

Unit value:
 Class A 0.00% .........................................     $       99.75       $        177.96      $      230.51
 Class A 0.60% .........................................     $      414.73       $        488.55      $      215.70
 Class A 0.80% .........................................     $       62.12       $        120.43      $      170.05
 Class A 0.90% .........................................     $      112.54       $        207.42      $      209.75
 Class B 0.00% .........................................     $          --       $            --      $          --
 Class B 0.60% .........................................     $       51.07       $         67.02      $       87.98
 Class B 0.60% .........................................     $          --       $            --      $          --
 Class B 0.80% .........................................     $          --       $            --      $          --
 Class B 0.90% .........................................     $       50.39       $         66.13      $      100.27
 Class B 0.90% .........................................     $          --       $            --      $          --



                                                            EQ/Alliance
                                                            Intermediate
                                                             Government
                                                             Securities
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 203,702,714
Receivable for The Trusts shares sold ..................         780,761
Receivable for policy-related transactions .............              --
                                                           -------------
  Total assets .........................................     204,483,475
                                                           -------------
Liabilities:
Payable for The Trusts shares purchased ................              --
Payable for policy-related transactions ................         805,444
                                                           -------------
  Total liabilities ....................................         805,444
                                                           -------------
Net Assets .............................................   $ 203,678,031
                                                           =============
Net Assets:
Accumulation Units .....................................   $ 203,209,607
Accumulation nonunitized ...............................         332,259
Retained by Equitable Life in Separate Account FP ......         136,165
                                                           -------------
Total net assets .......................................   $ 203,678,031
                                                           =============
Investments in shares of The Trusts, at cost ...........   $ 198,856,688
The Trusts shares held
 Class A ...............................................      17,274,242
 Class B ...............................................       2,517,106
Units outstanding (000's):
 Class A 0.00% .........................................             312
 Class A 0.60% .........................................             544
 Class A 0.80% .........................................               3
 Class A 0.90% .........................................              66
 Class B 0.00% .........................................              --
 Class B 0.60% .........................................             205
 Class B 0.60% .........................................              --
 Class B 0.80% .........................................              --
 Class B 0.90% .........................................              --
 Class B 0.90% .........................................              --

Unit value:
 Class A 0.00% .........................................   $      174.96
 Class A 0.60% .........................................   $      204.02
 Class A 0.80% .........................................   $      148.16
 Class A 0.90% .........................................   $      169.94
 Class B 0.00% .........................................   $          --
 Class B 0.60% .........................................   $      125.69
 Class B 0.60% .........................................   $          --
 Class B 0.80% .........................................   $          --
 Class B 0.90% .........................................   $      127.05
 Class B 0.90% .........................................   $          --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance       EQ/Alliance      EQ/Alliance
                                                      International    Premier Growth     Quality Bond
                                                    ----------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 386,580,745    $  78,025,067     $ 168,402,884
Receivable for The Trusts shares sold .............          84,310               --         3,579,209
Receivable for policy-related transactions ........              --               --                --
                                                      -------------    -------------     -------------
  Total assets ....................................     386,665,055       78,025,067       171,982,093
                                                      -------------    -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........              --           29,536                --
Payable for policy-related transactions ...........         255,567           94,671         3,586,935
                                                      -------------    -------------     -------------
  Total liabilities ...............................         255,567          124,207         3,586,935
                                                      -------------    -------------     -------------
Net Assets ........................................   $ 386,409,488    $  77,900,860     $ 168,395,158
                                                      =============    =============     =============
Net Assets:
Accumulation Units ................................   $ 385,290,233    $  77,843,434     $ 168,186,255
Accumulation nonunitized ..........................         446,175               --           125,875
Retained by Equitable Life in Separate Account FP .         673,080           57,426            83,028
                                                      -------------    -------------     -------------
Total net assets ..................................   $ 386,409,488    $  77,900,860     $ 168,395,158
                                                      =============    =============     =============
Investments in shares of The Trusts, at cost ......   $ 404,977,563    $ 113,053,884     $ 163,518,322
The Trusts shares held
 Class A ..........................................      49,732,443            6,780        14,121,718
 Class B ..........................................       3,750,668       15,493,275         2,446,854
Units outstanding (000's):
 Class A 0.00% ....................................             330               --               266
 Class A 0.60% ....................................           3,241               --               512
 Class A 0.80% ....................................              17               --                 3
 Class A 0.90% ....................................             291               --                55
 Class B 0.00% ....................................              --              114                --
 Class B 0.60% ....................................             381            1,356               189
 Class B 0.60% ....................................              --               --                --
 Class B 0.80% ....................................              --                8                --
 Class B 0.90% ....................................              --               77                --
 Class B 0.90% ....................................              --               --                --

Unit value:
 Class A 0.00% ....................................   $       96.54    $      100.34     $      186.96
 Class A 0.60% ....................................   $       92.14    $       72.69     $      166.82
 Class A 0.80% ....................................   $       76.87    $          --     $      155.71
 Class A 0.90% ....................................   $       90.01    $          --     $      162.22
 Class B 0.00% ....................................   $          --    $       51.08     $          --
 Class B 0.60% ....................................   $       69.94    $       49.99     $      125.90
 Class B 0.60% ....................................   $          --    $          --     $          --
 Class B 0.80% ....................................   $          --    $       49.63     $          --
 Class B 0.90% ....................................   $       67.72    $       49.45     $      126.38
 Class B 0.90% ....................................   $          --    $          --     $          --



                                                       EQ/Alliance                                            EQ/Bernstein
                                                        Small Cap        EQ/Alliance                          Diversified
                                                          Growth         Technology        EQ/Balanced           Value
                                                    ----------------- ---------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 116,346,253     $ 32,310,849     $ 1,301,848,668     $ 108,740,758
Receivable for The Trusts shares sold .............              --           28,245                  --                --
Receivable for policy-related transactions ........         117,827               --                  --           169,787
                                                      -------------     ------------     ---------------     -------------
  Total assets ....................................     116,464,080       32,339,094       1,301,848,668       108,910,545
                                                      -------------     ------------     ---------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........         102,535               --              28,922           169,761
Payable for policy-related transactions ...........              --           28,365           1,588,635                --
                                                      -------------     ------------     ---------------     -------------
  Total liabilities ...............................         102,535           28,365           1,617,557           169,761
                                                      -------------     ------------     ---------------     -------------
Net Assets ........................................   $ 116,361,545     $ 32,310,729     $ 1,300,231,111     $ 108,740,784
                                                      =============     ============     ===============     =============
Net Assets:
Accumulation Units ................................   $ 116,289,651     $ 32,196,517     $ 1,296,403,818     $ 108,629,980
Accumulation nonunitized ..........................              --               --           3,097,312                --
Retained by Equitable Life in Separate Account FP .          71,894          114,212             729,981           110,804
                                                      -------------     ------------     ---------------     -------------
Total net assets ..................................   $ 116,361,545     $ 32,310,729     $ 1,300,231,111     $ 108,740,784
                                                      =============     ============     ===============     =============
Investments in shares of The Trusts, at cost ......   $ 154,491,154     $ 49,092,559     $ 1,403,288,463     $ 126,510,503
The Trusts shares held
 Class A ..........................................      10,171,629            1,338          99,992,771            10,087
 Class B ..........................................       2,762,539       10,819,637           3,851,707        10,833,678
Units outstanding (000's):
 Class A 0.00% ....................................             140               --                 424                --
 Class A 0.60% ....................................             666               --               2,547                 1
 Class A 0.80% ....................................               7               --                  22                --
 Class A 0.90% ....................................              66               --                 479                --
 Class B 0.00% ....................................              --              104                  --               236
 Class B 0.60% ....................................             312              946                 524               834
 Class B 0.60% ....................................              --               --                  --                10
 Class B 0.80% ....................................              --                4                  --                 5
 Class B 0.90% ....................................              --               41                  --                83
 Class B 0.90% ....................................              --               --                  --                --

Unit value:
 Class A 0.00% ....................................   $      107.54     $     111.29     $        182.16     $      110.15
 Class A 0.60% ....................................   $      103.93     $         --     $        424.44     $       82.71
 Class A 0.80% ....................................   $      102.75     $         --     $        140.40     $          --
 Class A 0.90% ....................................   $      102.16     $         --     $        179.69     $          --
 Class B 0.00% ....................................   $          --     $      29.86     $            --     $       84.16
 Class B 0.60% ....................................   $       78.76     $      29.38     $         91.64     $       95.52
 Class B 0.60% ....................................   $          --     $         --     $            --     $       82.03
 Class B 0.80% ....................................   $          --     $      29.22     $            --     $       81.91
 Class B 0.90% ....................................   $       77.71     $      29.14     $         99.02     $       94.25
 Class B 0.90% ....................................   $          --     $         --     $            --     $          --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      EQ/Calvert     EQ/Capital      EQ/Capital
                                                       Socially       Guardian        Guardian
                                                     Responsible   International      Research
                                                    ------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 50,844      $ 1,397,618     $ 52,842,695
Receivable for The Trusts shares sold .............         --               --               --
Receivable for policy-related transactions ........         --            2,350          161,562
                                                      --------      -----------     ------------
  Total assets ....................................     50,844        1,399,968       53,004,257
                                                      --------      -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........         --            2,350            9,993
Payable for policy-related transactions ...........         --               --               --
                                                      --------      -----------     ------------
  Total liabilities ...............................         --            2,350            9,993
                                                      --------      -----------     ------------
Net Assets ........................................   $ 50,844      $ 1,397,618     $ 52,994,264
                                                      ========      ===========     ============
Net Assets:
Accumulation Units ................................   $     --      $ 1,306,498     $ 52,660,425
Accumulation nonunitized ..........................         --               --               --
Retained by Equitable Life in Separate Account FP .     50,844           91,120          333,839
                                                      --------      -----------     ------------
Total net assets ..................................   $ 50,844      $ 1,397,618     $ 52,994,264
                                                      ========      ===========     ============
Investments in shares of The Trusts, at cost ......   $ 50,000      $ 1,661,346     $ 56,820,385
The Trusts shares held
 Class A ..........................................      8,642           11,418            9,907
 Class B ..........................................         --          178,800        6,421,356
Units outstanding (000's):
 Class A 0.00% ....................................         --               --               --
 Class A 0.60% ....................................         --               --               --
 Class A 0.80% ....................................         --               --               --
 Class A 0.90% ....................................         --               --               --
 Class B 0.00% ....................................         --               --              116
 Class B 0.60% ....................................         --               19              475
 Class B 0.60% ....................................         --               --               --
 Class B 0.80% ....................................         --               --                5
 Class B 0.90% ....................................         --               --               37
 Class B 0.90% ....................................         --               --               --

Unit value:
 Class A 0.00% ....................................   $ 102.86      $    106.79     $     108.94
 Class A 0.60% ....................................   $     --      $     83.46     $      74.73
 Class A 0.80% ....................................   $     --      $        --     $         --
 Class A 0.90% ....................................   $     --      $        --     $         --
 Class B 0.00% ....................................   $     --      $        --     $      84.46
 Class B 0.60% ....................................   $  64.54      $     69.16     $      82.78
 Class B 0.60% ....................................   $     --      $        --     $         --
 Class B 0.80% ....................................   $     --      $        --     $      82.22
 Class B 0.90% ....................................   $  63.89      $     68.46     $      81.95
 Class B 0.90% ....................................   $     --      $        --     $         --



                                                       EQ/Capital
                                                     Guardian U.S.     EQ/Emerging     EQ/Equity 500     EQ/Evergreen
                                                         Equity      Markets Equity        Index            Omega
                                                    --------------- ---------------- ----------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value   $ 24,428,137     $ 41,022,265     $ 507,032,283     $ 1,978,733
Receivable for The Trusts shares sold .............            --               --         2,762,938              --
Receivable for policy-related transactions ........        10,397          197,567                --          15,867
                                                     ------------     ------------     -------------     -----------
  Total assets ....................................    24,438,534       41,219,832       509,795,221       1,994,600
                                                     ------------     ------------     -------------     -----------
Liabilities:
Payable for The Trusts shares purchased ...........        10,404          198,091                --          15,867
Payable for policy-related transactions ...........            --               --         2,993,398              --
                                                     ------------     ------------     -------------     -----------
  Total liabilities ...............................        10,404          198,091         2,993,398          15,867
                                                     ------------     ------------     -------------     -----------
Net Assets ........................................  $ 24,428,130     $ 41,021,741     $ 506,801,823     $ 1,978,733
                                                     ============     ============     =============     ===========
Net Assets:
Accumulation Units ................................  $ 24,283,987     $ 40,924,475     $ 506,282,947     $ 1,919,317
Accumulation nonunitized ..........................            --               --           319,851              --
Retained by Equitable Life in Separate Account FP .       144,143           97,266           199,025          59,416
                                                     ------------     ------------     -------------     -----------
Total net assets ..................................  $ 24,428,130     $ 41,021,741     $ 506,801,823     $ 1,978,733
                                                     ============     ============     =============     ===========
Investments in shares of The Trusts, at cost ......  $ 26,683,586     $ 48,270,786     $ 667,373,594     $ 2,317,326
The Trusts shares held
 Class A ..........................................        11,925           11,656        26,558,905           8,215
 Class B ..........................................     3,131,734        7,752,355         3,424,506         317,801
Units outstanding (000's):
 Class A 0.00% ....................................            --               --               455              --
 Class A 0.60% ....................................            --               --             1,519              --
 Class A 0.80% ....................................            --               --                20              --
 Class A 0.90% ....................................            --               --               212              --
 Class B 0.00% ....................................            35              138                --               5
 Class B 0.60% ....................................           257              496               869              28
 Class B 0.60% ....................................            --               15                --              --
 Class B 0.80% ....................................             1                3                --              --
 Class B 0.90% ....................................            16               32                --              --
 Class B 0.90% ....................................            --               --                --              --

Unit value:
 Class A 0.00% ....................................  $     111.76     $     111.41     $      211.57     $    101.93
 Class A 0.60% ....................................  $      75.92     $         --     $      202.71     $        --
 Class A 0.80% ....................................  $         --     $         --     $      140.26     $        --
 Class A 0.90% ....................................  $         --     $         --     $      197.37     $        --
 Class B 0.00% ....................................  $      80.24     $      61.00     $          --     $     59.63
 Class B 0.60% ....................................  $      78.64     $      59.06     $       66.22     $     56.63
 Class B 0.60% ....................................  $         --     $      80.07     $          --     $        --
 Class B 0.80% ....................................  $      78.12     $      58.42     $          --     $     58.05
 Class B 0.90% ....................................  $      77.86     $      58.11     $       75.18     $     57.85
 Class B 0.90% ....................................  $         --     $         --     $          --     $        --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                            EQ/FI
                                                     EQ/FI Mid Cap   Small/Mid Cap Value    EQ/High Yield
                                                    --------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $ 30,144,282       $ 118,573,595       $ 125,118,141
Receivable for The Trusts shares sold .............            --                  --           1,134,786
Receivable for policy-related transactions ........       479,534              52,968                  --
                                                     ------------       -------------       -------------
  Total assets ....................................    30,623,816         118,626,563         126,252,927
                                                     ------------       -------------       -------------
Liabilities:
Payable for The Trusts shares purchased ...........       479,556              53,633                  --
Payable for policy-related transactions ...........            --                  --           1,264,853
                                                     ------------       -------------       -------------
  Total liabilities ...............................       479,556              53,633           1,264,853
                                                     ------------       -------------       -------------
Net Assets ........................................  $ 30,144,260       $ 118,572,930       $ 124,988,074
                                                     ============       =============       =============
Net Assets:
Accumulation Units ................................  $ 29,953,549       $ 118,493,026       $ 124,013,733
Accumulation nonunitized ..........................            --                  --             791,016
Retained by Equitable Life in Separate Account FP .       190,711              79,904             183,325
                                                     ------------       -------------       -------------
Total net assets ..................................  $ 30,144,260       $ 118,572,930       $ 124,988,074
                                                     ============       =============       =============
Investments in shares of The Trusts, at cost ......  $ 33,563,763       $ 137,805,962       $ 156,577,251
The Trusts shares held
 Class A ..........................................        15,032              10,289          24,091,458
 Class B ..........................................     4,250,818          12,034,324           1,857,008
Units outstanding (000's):
 Class A 0.00% ....................................            --                   1                 139
 Class A 0.60% ....................................            --                  --                 335
 Class A 0.80% ....................................            --                  --                   7
 Class A 0.90% ....................................            --                  --                  46
 Class B 0.00% ....................................            40                 147                  --
 Class B 0.60% ....................................           373                 937                 118
 Class B 0.60% ....................................            --                  35                  --
 Class B 0.80% ....................................             1                   5                  --
 Class B 0.90% ....................................            13                  77                  --
 Class B 0.90% ....................................            --                  --                  --

Unit value:
 Class A 0.00% ....................................  $     108.51       $      107.13       $      143.63
 Class A 0.60% ....................................  $      80.95       $       80.65       $      260.62
 Class A 0.80% ....................................  $         --       $          --       $      105.76
 Class A 0.90% ....................................  $         --       $          --       $      159.39
 Class B 0.00% ....................................  $      70.90       $      101.79       $          --
 Class B 0.60% ....................................  $      69.91       $       98.37       $       74.96
 Class B 0.60% ....................................  $         --       $       95.56       $          --
 Class B 0.80% ....................................  $      69.58       $       97.25       $          --
 Class B 0.90% ....................................  $      69.42       $       96.70       $       73.96
 Class B 0.90% ....................................  $         --       $       76.24       $          --



                                                                                            EQ/Janus        EQ/Lazard
                                                     EQ/International   EQ/J.P. Morgan      Large Cap       Small Cap
                                                       Equity Index        Core Bond         Growth           Value
                                                    ------------------ ---------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value      $ 460,071        $ 12,115,711     $ 15,966,748     $ 2,441,563
Receivable for The Trusts shares sold .............            --                  --          131,991              --
Receivable for policy-related transactions ........            --              17,146               --           1,504
                                                        ---------        ------------     ------------     -----------
  Total assets ....................................       460,071          12,132,857       16,098,739       2,443,067
                                                        ---------        ------------     ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ...........            --              17,146               --           1,504
Payable for policy-related transactions ...........           570                  --          131,991              --
                                                        ---------        ------------     ------------     -----------
  Total liabilities ...............................           570              17,146          131,991           1,504
                                                        ---------        ------------     ------------     -----------
Net Assets ........................................     $ 459,501        $ 12,115,711     $ 15,966,748     $ 2,441,563
                                                        =========        ============     ============     ===========
Net Assets:
Accumulation Units ................................     $ 456,885        $ 11,984,234     $ 15,821,083     $ 2,375,670
Accumulation nonunitized ..........................            --                  --               --              --
Retained by Equitable Life in Separate Account FP .         2,616             131,477          145,665          65,893
                                                        ---------        ------------     ------------     -----------
Total net assets ..................................     $ 459,501        $ 12,115,711     $ 15,966,748     $ 2,441,563
                                                        =========        ============     ============     ===========
Investments in shares of The Trusts, at cost ......     $ 546,860        $ 11,924,415     $ 21,295,282     $ 2,791,959
The Trusts shares held
 Class A ..........................................           525              11,712           15,821           5,870
 Class B ..........................................        64,292           1,070,642        3,516,012         243,979
Units outstanding (000's):
 Class A 0.00% ....................................            --                  --               --              --
 Class A 0.60% ....................................            --                  --               --              --
 Class A 0.80% ....................................            --                  --               --              --
 Class A 0.90% ....................................            --                  --               --              --
 Class B 0.00% ....................................            --                  --               56              --
 Class B 0.60% ....................................             7                  56              283              12
 Class B 0.60% ....................................            --                  36               --               9
 Class B 0.80% ....................................            --                  --                1              --
 Class B 0.90% ....................................            --                  --               13              --
 Class B 0.90% ....................................            --                  --               --              --

Unit value:
 Class A 0.00% ....................................     $  104.71        $     102.25     $     103.96     $    109.56
 Class A 0.60% ....................................     $   81.78        $     108.95     $      44.54     $        --
 Class A 0.80% ....................................     $      --        $         --     $         --     $        --
 Class A 0.90% ....................................     $      --        $         --     $         --     $        --
 Class B 0.00% ....................................     $      --        $         --     $      45.27     $        --
 Class B 0.60% ....................................     $   63.10        $     132.34     $      44.64     $    115.35
 Class B 0.60% ....................................     $   62.25        $     130.09     $         --     $    112.31
 Class B 0.80% ....................................     $      --        $         --     $      44.43     $        --
 Class B 0.90% ....................................     $   62.26        $     130.58     $      44.32     $    113.81
 Class B 0.90% ....................................     $      --        $         --     $         --     $        --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                                             EQ/MFS
                                                                         EQ/Mercury         Emerging
                                                       EQ/Marsico       Basic Value          Growth
                                                          Focus            Equity          Companies
                                                    ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 21,541,567     $ 113,276,191     $ 132,193,157
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........         73,091           160,717                --
                                                      ------------     -------------     -------------
  Total assets ....................................     21,614,658       113,436,908       132,193,157
                                                      ------------     -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........         73,091           163,954            41,238
Payable for policy-related transactions ...........             --                --            38,578
                                                      ------------     -------------     -------------
  Total liabilities ...............................         73,091           163,954            79,816
                                                      ------------     -------------     -------------
Net Assets ........................................   $ 21,541,567     $ 113,272,954     $ 132,113,341
                                                      ============     =============     =============
Net Assets:
Accumulation Units ................................   $ 21,467,823     $ 113,142,872     $ 132,024,309
Accumulation nonunitized ..........................             --                --                --
Retained by Equitable Life in Separate Account FP .         73,744           130,082            89,032
                                                      ------------     -------------     -------------
Total net assets ..................................   $ 21,541,567     $ 113,272,954     $ 132,113,341
                                                      ============     =============     =============
Investments in shares of The Trusts, at cost ......   $ 22,962,145     $ 133,540,060     $ 224,584,465
The Trusts shares held
 Class A ..........................................          7,653             6,266               223
 Class B ..........................................      2,132,260        10,031,579        14,689,075
Units outstanding (000's):
 Class A 0.00% ....................................             --                --                --
 Class A 0.60% ....................................             --                --                --
 Class A 0.80% ....................................             --                --                --
 Class A 0.90% ....................................             --                --                --
 Class B 0.00% ....................................             30               126               149
 Class B 0.60% ....................................            188               552             1,076
 Class B 0.60% ....................................             --                35                88
 Class B 0.80% ....................................              1                 4                 9
 Class B 0.90% ....................................             11                58                70
 Class B 0.90% ....................................             --                --                --

Unit value:
 Class A 0.00% ....................................   $      96.87     $      113.43     $      102.92
 Class A 0.60% ....................................   $         --     $          --     $       69.16
 Class A 0.80% ....................................   $         --     $          --     $          --
 Class A 0.90% ....................................   $         --     $          --     $          --
 Class B 0.00% ....................................   $      93.97     $      152.72     $      100.56
 Class B 0.60% ....................................   $      93.27     $      147.60     $       97.18
 Class B 0.60% ....................................   $         --     $       96.52     $       55.84
 Class B 0.80% ....................................   $      93.03     $      145.92     $       96.08
 Class B 0.90% ....................................   $      92.92     $      145.09     $       95.53
 Class B 0.90% ....................................   $         --     $          --     $          --



                                                         EQ/MFS                           EQ/Putnam        EQ/Putnam
                                                       Investors         EQ/Money         Growth &       International
                                                         Trust            Market        Income Value        Equity
                                                    --------------- ----------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 6,479,276     $ 475,000,142     $ 26,426,604     $ 60,167,277
Receivable for The Trusts shares sold .............            --                --               --               --
Receivable for policy-related transactions ........         4,821                --            5,707          193,293
                                                      -----------     -------------     ------------     ------------
  Total assets ....................................     6,484,097       475,000,142       26,432,311       60,360,570
                                                      -----------     -------------     ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........         4,821            33,732            9,271          194,250
Payable for policy-related transactions ...........            --         1,693,404               --               --
                                                      -----------     -------------     ------------     ------------
  Total liabilities ...............................         4,821         1,727,136            9,271          194,250
                                                      -----------     -------------     ------------     ------------
Net Assets ........................................   $ 6,479,276     $ 473,273,006     $ 26,423,040     $ 60,166,320
                                                      ===========     =============     ============     ============
Net Assets:
Accumulation Units ................................   $ 6,338,309     $ 471,273,424     $ 26,276,041     $ 60,004,871
Accumulation nonunitized ..........................            --         1,885,725               --               --
Retained by Equitable Life in Separate Account FP .       140,967           113,857          146,999          161,449
                                                      -----------     -------------     ------------     ------------
Total net assets ..................................   $ 6,479,276     $ 473,273,006     $ 26,423,040     $ 60,166,320
                                                      ===========     =============     ============     ============
Investments in shares of The Trusts, at cost ......   $ 7,619,514     $ 478,848,277     $ 32,967,021     $ 70,127,609
The Trusts shares held
 Class A ..........................................        11,198        34,941,850            5,883           12,454
 Class B ..........................................       908,733        10,892,047        2,934,464        6,934,569
Units outstanding (000's):
 Class A 0.00% ....................................            --               744               --               --
 Class A 0.60% ....................................            --             1,072               --               --
 Class A 0.80% ....................................            --                 4               --               --
 Class A 0.90% ....................................            --               129               --               --
 Class B 0.00% ....................................            10                --               49              134
 Class B 0.60% ....................................            72               919              175              507
 Class B 0.60% ....................................            --                --               22               11
 Class B 0.80% ....................................            --                --                2                3
 Class B 0.90% ....................................            12                --               18               59
 Class B 0.90% ....................................            --                --               --               --

Unit value:
 Class A 0.00% ....................................   $    103.54     $      145.34     $     109.02     $     105.66
 Class A 0.60% ....................................   $        --     $      221.88     $         --     $      81.60
 Class A 0.80% ....................................   $        --     $      128.12     $         --     $         --
 Class A 0.90% ....................................   $        --     $      143.37     $         --     $         --
 Class B 0.00% ....................................   $     68.22     $      118.93     $     104.17     $      79.03
 Class B 0.60% ....................................   $     66.76     $      115.79     $     100.68     $      85.28
 Class B 0.60% ....................................   $        --     $          --     $      70.66     $      83.52
 Class B 0.80% ....................................   $     66.28     $          --     $      99.53     $      76.92
 Class B 0.90% ....................................   $     66.05     $      114.25     $      98.97     $      84.14
 Class B 0.90% ....................................   $        --     $          --     $         --     $         --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                                       EQ/Small
                                                       EQ/Putnam       Company     MFS Mid Cap
                                                        Voyager         Index         Growth
                                                    --------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value    $ 1,433,504     $ 638,991      $   416
Receivable for The Trusts shares sold .............        12,509            --           --
Receivable for policy-related transactions ........            --        64,684           --
                                                      -----------     ---------      -------
  Total assets ....................................     1,446,013       703,675          416
                                                      -----------     ---------      -------
Liabilities:
Payable for The Trusts shares purchased ...........            --           341           --
Payable for policy-related transactions ...........        12,509            --           --
                                                      -----------     ---------      -------
  Total liabilities ...............................        12,509           341           --
                                                      -----------     ---------      -------
Net Assets ........................................   $ 1,433,504     $ 703,334      $   416
                                                      ===========     =========      =======
Net Assets:
Accumulation Units ................................   $ 1,374,057     $ 558,373      $   415
Accumulation nonunitized ..........................            --            --           --
Retained by Equitable Life in Separate Account FP .        59,447       144,961            1
                                                      -----------     ---------      -------
Total net assets ..................................   $ 1,433,504     $ 703,334      $   416
                                                      ===========     =========      =======
Investments in shares of The Trusts, at cost ......   $ 1,967,282     $ 756,765      $   421
The Trusts shares held
 Class A ..........................................         5,310        12,066           92
 Class B ..........................................       144,281        76,793           --
Units outstanding (000's):
 Class A 0.00% ....................................            --            --           --
 Class A 0.60% ....................................            --            --           --
 Class A 0.80% ....................................            --            --           --
 Class A 0.90% ....................................            --            --           --
 Class B 0.00% ....................................            --            --           --
 Class B 0.60% ....................................            17             5           --
 Class B 0.60% ....................................             5             1           --
 Class B 0.80% ....................................            --            --           --
 Class B 0.90% ....................................            --            --           --
 Class B 0.90% ....................................            --            --           --

Unit value:
 Class A 0.00% ....................................   $    102.48     $  111.41      $    --
 Class A 0.60% ....................................   $        --     $   76.53      $ 78.30
 Class A 0.80% ....................................   $        --     $      --      $    --
 Class A 0.90% ....................................   $        --     $      --      $    --
 Class B 0.00% ....................................   $        --     $      --      $    --
 Class B 0.60% ....................................   $     63.54     $   89.02      $    --
 Class B 0.60% ....................................   $     55.78     $   87.88      $    --
 Class B 0.80% ....................................   $        --     $      --      $    --
 Class B 0.90% ....................................   $     62.69     $   87.83      $    --
 Class B 0.90% ....................................   $        --     $      --      $    --



                                                        PIMCO      PIMCO Total     U.S. Real     Vanguard VIF
                                                     Renaissance      Return         Estate      Equity Index
                                                    ------------- ------------- --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value    $ 20,840      $ 31,697      $ 1,304,964     $ 111,405
Receivable for The Trusts shares sold .............         --            --               --            --
Receivable for policy-related transactions ........     12,878           100              109            --
                                                      --------      --------      -----------     ---------
  Total assets ....................................     33,718        31,797        1,305,073       111,405
                                                      --------      --------      -----------     ---------
Liabilities:
Payable for The Trusts shares purchased ...........     13,085            --               15            --
Payable for policy-related transactions ...........         --            --               --            --
                                                      --------      --------      -----------     ---------
  Total liabilities ...............................     13,085            --               15            --
                                                      --------      --------      -----------     ---------
Net Assets ........................................   $ 20,633      $ 31,797      $ 1,305,058     $ 111,405
                                                      ========      ========      ===========     =========
Net Assets:
Accumulation Units ................................   $  3,848      $ 31,761      $ 1,304,964     $ 111,286
Accumulation nonunitized ..........................         --            --               --            --
Retained by Equitable Life in Separate Account FP .     16,785            36               94           119
                                                      --------      --------      -----------     ---------
Total net assets ..................................   $ 20,633      $ 31,797      $ 1,305,058     $ 111,405
                                                      ========      ========      ===========     =========
Investments in shares of The Trusts, at cost ......   $ 20,827      $ 31,552      $ 1,353,643     $ 113,635
The Trusts shares held
 Class A ..........................................      2,374         3,109          115,178         5,139
 Class B ..........................................         --            --               --            --
Units outstanding (000's):
 Class A 0.00% ....................................         --            --               12            --
 Class A 0.60% ....................................         --            --               --             1
 Class A 0.80% ....................................         --            --               --            --
 Class A 0.90% ....................................         --            --               --            --
 Class B 0.00% ....................................         --            --               --            --
 Class B 0.60% ....................................         --            --               --            --
 Class B 0.60% ....................................         --            --               --            --
 Class B 0.80% ....................................         --            --               --            --
 Class B 0.90% ....................................         --            --               --            --
 Class B 0.90% ....................................         --            --               --            --

Unit value:
 Class A 0.00% ....................................   $ 119.73      $     --      $    105.10     $      --
 Class A 0.60% ....................................   $  87.10      $ 107.65      $        --     $   77.35
 Class A 0.80% ....................................   $     --      $     --      $        --     $      --
 Class A 0.90% ....................................   $     --      $     --      $        --     $      --
 Class B 0.00% ....................................   $     --      $     --      $        --     $      --
 Class B 0.60% ....................................   $     --      $     --      $        --     $      --
 Class B 0.60% ....................................   $     --      $     --      $        --     $      --
 Class B 0.80% ....................................   $     --      $     --      $        --     $      --
 Class B 0.90% ....................................   $     --      $     --      $        --     $      --
 Class B 0.90% ....................................   $     --      $     --      $        --     $      --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        AXA Premier VIP  AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International      Large Cap
                                                     Core Bond (e)    Health Care (e)     Equity (e)     Core Equity (e)
                                                   ----------------- ----------------- ---------------- -----------------
                                                          2002              2002             2002              2002
                                                   ----------------- ----------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $420,336         $      --         $     --          $   25
 Expenses:
  Mortality and expense risk charges .............        30,415             6,461              135               7
                                                        --------         ---------         --------          ------
Net Investment Income (Loss) .....................       389,921            (6,461)            (135)             18
                                                        --------         ---------         --------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        66,068           (61,765)          (1,759)             --
  Realized gain distribution from The Trusts .....            --                --               --              --
                                                        --------         ---------         --------          ------
 Net realized gain (loss) ........................        66,068           (61,765)          (1,759)             --
                                                        --------         ---------         --------          ------
 Change in unrealized appreciation
  (depreciation) of investments ..................       118,318           (27,114)          (1,906)           (397)
                                                        --------         ---------         --------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       184,386           (88,879)          (3,665)           (397)
                                                        --------         ---------         --------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $574,307         $ (95,340)        $ (3,800)         $ (379)
                                                        ========         =========         ========          ======



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                       Growth (e)        Value (e)         Growth (e)        Value (e)
                                                   ----------------- ----------------- ----------------- -----------------
                                                          2002              2002              2002              2002
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     --          $    973          $     --         $       --
 Expenses:
  Mortality and expense risk charges .............          133               275               133             12,312
                                                       --------          --------          --------         ----------
Net Investment Income (Loss) .....................         (133)              698              (133)           (12,312)
                                                       --------          --------          --------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (116)              654              (519)          (368,050)
  Realized gain distribution from The Trusts .....           --                --                --                 --
                                                       --------          --------          --------         ----------
 Net realized gain (loss) ........................         (116)              654              (519)          (368,050)
                                                       --------          --------          --------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,016)           (2,971)           (1,413)          (101,311)
                                                       --------          --------          --------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (4,132)           (2,317)           (1,932)          (469,361)
                                                       --------          --------          --------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (4,265)         $ (1,619)         $ (2,065)        $ (481,673)
                                                       ========          ========          ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Premier VIP
                                                    Technology (e)   Davis Value (f)
                                                   ---------------- -----------------
                                                         2002              2002
                                                   ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     --          $ 120
 Expenses:
  Mortality and expense risk charges .............           40             15
                                                       --------          -----
Net Investment Income (Loss) .....................          (40)           105
                                                       --------          -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (513)              (4)
  Realized gain distribution from The Trusts .....           --             --
                                                       --------          -------
 Net realized gain (loss) ........................         (513)              (4)
                                                       --------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (5,029)          (168)
                                                       --------          -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (5,542)          (172)
                                                       --------          -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (5,582)         $ (67)
                                                       ========          =======



                                                                                                         EQ/Alliance Common
                                                                    EQ/Aggressive Stock                        Stock
                                                   ----------------------------------------------------- ------------------
                                                          2002              2001              2000              2002
                                                   ----------------- ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       63,335    $    3,459,227    $    3,434,784     $      998,921
 Expenses:
  Mortality and expense risk charges .............       2,736,010         3,763,915         5,519,701         11,182,451
                                                    --------------    --------------    --------------     --------------
Net Investment Income (Loss) .....................      (2,672,675)         (304,688)       (2,084,917)       (10,183,530)
                                                    --------------    --------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (59,641,031)     (212,487,401)       67,261,897       (282,690,026)
  Realized gain distribution from The Trusts .....              --                --        62,772,904                 --
                                                    --------------    --------------    --------------     --------------
 Net realized gain (loss) ........................     (59,641,031)     (212,487,401)      130,034,801       (282,690,026)
                                                    --------------    --------------    --------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (105,197,028)        3,263,156      (261,224,627)      (562,599,358)
                                                    --------------    --------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (164,838,059)     (209,224,245)     (131,189,826)      (845,289,384)
                                                    --------------    --------------    --------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (167,510,734)   $ (209,528,933)   $ (133,274,743)    $ (855,472,914)
                                                    ==============    ==============    ==============     ==============



                                                         EQ/Alliance Common Stock
                                                   -------------------------------------
                                                          2001               2000
                                                   ----------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   66,366,976    $      20,631,257
 Expenses:
  Mortality and expense risk charges .............      16,024,667           19,465,147
                                                    --------------    -----------------
Net Investment Income (Loss) .....................      50,342,309            1,166,110
                                                    --------------    -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (102,598,622)         227,158,194
  Realized gain distribution from The Trusts .....       3,428,990          596,359,479
                                                    --------------    -----------------
 Net realized gain (loss) ........................     (99,169,632)         823,517,673
                                                    --------------    -----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (277,010,784)      (1,333,854,337)
                                                    --------------    -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (376,180,416)        (510,336,664)
                                                    --------------    -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (325,838,107)   $    (509,170,554)
                                                    ==============    =================

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Growth and Income
                                                   -------------------------------------------------
                                                         2002             2001            2000
                                                   ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,048,679    $   3,584,835   $    2,446,807
 Expenses:
  Mortality and expense risk charges .............      1,955,357        1,879,561        1,420,402
                                                    -------------    -------------   --------------
Net Investment Income (Loss) .....................      3,093,322        1,705,274        1,026,405
                                                    -------------    -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (12,331,969)      (9,356,403)      26,185,528
  Realized gain distribution from The Trusts .....             --       15,642,007       27,698,101
                                                    -------------    -------------   --------------
 Net realized gain (loss) ........................    (12,331,969)       6,285,604       53,883,629
                                                    -------------    -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (79,684,492)     (14,338,526)     (35,037,744)
                                                    -------------    -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (92,016,461)      (8,052,922)      18,845,885
                                                    -------------    -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (88,923,139)   $  (6,347,648)  $   19,872,290
                                                    =============    =============   ==============



                                                      EQ/Alliance Intermediate Government
                                                                  Securities                      EQ/Alliance International
                                                   ----------------------------------------- -----------------------------------
                                                        2002          2001          2000            2002              2001
                                                   ------------- ------------- ------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 8,212,241   $4,259,499    $4,305,611     $          --     $   1,012,415
 Expenses:
  Mortality and expense risk charges .............      422,617      252,420       193,617           512,469           324,908
                                                    -----------   ----------    ----------     -------------     -------------
Net Investment Income (Loss) .....................    7,789,624    4,007,079     4,111,994          (512,469)          687,507
                                                    -----------   ----------    ----------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    3,211,141    1,290,483        (3,837)       (7,215,832)       (8,267,592)
  Realized gain distribution from The Trusts .....      223,853           --            --                --           262,362
                                                    -----------   ----------    ----------     -------------     -------------
 Net realized gain (loss) ........................    3,434,994    1,290,483        (3,837)       (7,215,832)       (8,005,230)
                                                    -----------   ----------    ----------     -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,872,609    1,797,986     2,567,919        (8,098,384)       (9,474,456)
                                                    -----------   ----------    ----------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    5,307,603    3,088,469     2,564,082       (15,314,216)      (17,479,686)
                                                    -----------   ----------    ----------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $13,097,227   $7,095,548    $6,676,076     $ (15,826,685)    $ (16,792,179)
                                                    ===========   ==========    ==========     =============     =============



                                                      EQ/Alliance
                                                     International
                                                   -----------------
                                                          2000
                                                   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     367,531
 Expenses:
  Mortality and expense risk charges .............         438,450
                                                     -------------
Net Investment Income (Loss) .....................         (70,919)
                                                     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,758,393)
  Realized gain distribution from The Trusts .....       6,771,361
                                                     -------------
 Net realized gain (loss) ........................       5,012,968
                                                     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (26,115,157)
                                                     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (21,102,189)
                                                     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (21,173,108)
                                                     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Alliance Premier Growth
                                                   ---------------------------------------------------
                                                         2002              2001             2000
                                                   ---------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $        9,667    $   2,922,865
 Expenses:
  Mortality and expense risk charges .............        533,187           955,890        2,519,013
                                                    -------------    --------------    -------------
Net Investment Income (Loss) .....................       (533,187)         (946,223)         403,852
                                                    -------------    --------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (12,440,696)     (127,060,769)       1,799,789
  Realized gain distribution from The Trusts .....             --                --               --
                                                    -------------    --------------    -------------
 Net realized gain (loss) ........................    (12,440,696)     (127,060,769)       1,799,789
                                                    -------------    --------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (23,255,572)       66,507,612      (83,349,563)
                                                    -------------    --------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (35,696,268)      (60,553,157)     (81,549,774)
                                                    -------------    --------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (36,229,455)   $  (61,499,380)   $ (81,145,922)
                                                    =============    ==============    =============



                                                             EQ/Alliance Quality Bond             EQ/Alliance Small Cap Growth
                                                   -------------------------------------------- ---------------------------------
                                                        2002           2001           2000            2002             2001
                                                   ------------- --------------- -------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 6,403,317   $  7,364,252    $ 27,213,134   $          --    $   1,582,483
 Expenses:
  Mortality and expense risk charges .............      675,800        885,373       2,318,268         706,838          753,493
                                                    -----------   ------------    ------------   -------------    -------------
Net Investment Income (Loss) .....................    5,727,517      6,478,879      24,894,866        (706,838)         828,990
                                                    -----------   ------------    ------------   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,376,449     16,218,499      (1,145,872)    (10,597,509)     (29,857,146)
  Realized gain distribution from The Trusts .....      266,874             --              --              --          647,769
                                                    -----------   ------------    ------------   -------------    -------------
 Net realized gain (loss) ........................    2,643,323     16,218,499      (1,145,872)    (10,597,509)     (29,209,377)
                                                    -----------   ------------    ------------   -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    3,131,824     (6,369,381)     21,376,212     (37,690,401)      10,471,452
                                                    -----------   ------------    ------------   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    5,775,147      9,849,118      20,230,340     (48,287,876)     (18,737,925)
                                                    -----------   ------------    ------------   -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $11,502,664   $ 16,327,997    $ 45,125,206   $ (48,994,748)   $ (17,908,935)
                                                    ===========   ============    ============   =============    =============




                                                   EQ/Alliance Small
                                                      Cap Growth
                                                   ----------------
                                                         2000
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --
 Expenses:
  Mortality and expense risk charges .............         616,222
                                                    --------------
Net Investment Income (Loss) .....................        (616,222)
                                                    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      35,932,898
  Realized gain distribution from The Trusts .....      16,396,188
                                                    --------------
 Net realized gain (loss) ........................      52,329,086
                                                    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (35,002,229)
                                                    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      17,326,857
                                                    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   16,710,635
                                                    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Alliance Technology (a)
                                                   ---------------------------------------------------
                                                          2002             2001             2000
                                                   ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $       5,346    $          --
 Expenses:
  Mortality and expense risk charges .............         204,177          221,007           76,288
                                                     -------------    -------------    -------------
Net Investment Income (Loss) .....................        (204,177)        (215,661)         (76,288)
                                                     -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (6,118,506)     (18,298,009)        (506,295)
  Realized gain distribution from The Trusts .....              --               --               --
                                                     -------------    -------------    -------------
 Net realized gain (loss) ........................      (6,118,506)      18,298,009         (506,295)
                                                     -------------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (13,818,767)       7,601,879      (10,564,821)
                                                     -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (19,937,273)     (10,696,130)     (11,071,116)
                                                     -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (20,141,450)   $ (10,911,791)   $ (11,147,404)
                                                     =============    =============    =============



                                                                                                           EQ/Bernstein
                                                                        EQ/Balanced                      Diversified Value
                                                   ----------------------------------------------------- -----------------
                                                          2002              2001              2000              2002
                                                   ------------------ ---------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   16,274,937    $  18,337,028    $    17,202,195    $   1,460,845
 Expenses:
  Mortality and expense risk charges .............        4,161,177        3,720,250          3,249,089          496,813
                                                     --------------    -------------    ---------------    -------------
Net Investment Income (Loss) .....................       12,113,760       14,616,778         13,953,106          964,032
                                                     --------------    -------------    ---------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (73,919,467)      (7,624,110)         7,620,389       (1,010,461)
  Realized gain distribution from The Trusts .....               --               --         84,212,310               --
                                                     --------------    -------------    ---------------    -------------
 Net realized gain (loss) ........................      (73,919,467)      (7,624,110)        91,832,699       (1,010,461)
                                                     --------------    -------------    ---------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (47,302,906)     (31,738,236)      (115,634,605)     (15,360,826)
                                                     --------------    -------------    ---------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (121,222,373)     (39,362,346)       (23,801,906)     (16,371,287)
                                                     --------------    -------------    ---------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (109,108,613)   $ (24,745,568)   $    (9,848,800)   $ (15,407,255)
                                                     ==============    =============    ===============    =============



                                                    EQ/Bernstein Diversified
                                                              Value
                                                   ---------------------------
                                                         2001          2000
                                                   --------------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     717,948   $  4,179
 Expenses:
  Mortality and expense risk charges .............        236,038        875
                                                    -------------   --------
Net Investment Income (Loss) .....................        481,910      3,304
                                                    -------------   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (429,986)    (2,223)
  Realized gain distribution from The Trusts .....      1,424,280         --
                                                    -------------   --------
 Net realized gain (loss) ........................        994,294     (2,223)
                                                    -------------   --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,419,314)    10,394
                                                    -------------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,425,020)     8,171
                                                    -------------   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (943,110)  $ 11,475
                                                    =============   ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Calvert Socially
                                                      Responsible (e)       EQ/Capital Guardian International
                                                   -------------------- ------------------------------------------
                                                           2002              2002          2001           2000
                                                   -------------------- ------------- -------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $  --          $   18,585     $   10,401     $   1,103
 Expenses:
  Mortality and expense risk charges .............          (28)              6,803          3,279           873
                                                          -----          ----------     ----------     ---------
Net Investment Income (Loss) .....................           28              11,782          7,122           230
                                                          -----          ----------     ----------     ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           --            (102,617)       (15,224)       (3,406)
  Realized gain distribution from The Trusts .....           --                  --             --         2,482
                                                          -----          ----------     ----------     ---------
 Net realized gain (loss) ........................           --            (102,617)       (15,224)         (924)
                                                          -----          ----------     ----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................          844            (120,182)       (92,323)      (51,223)
                                                          -----          ----------     ----------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          844            (222,799)      (107,547)      (52,147)
                                                          -----          ----------     ----------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 872          $ (211,017)    $ (100,425)    $ (51,917)
                                                          =====          ==========     ==========     =========



                                                        EQ/Capital Guardian Research
                                                   ---------------------------------------
                                                         2002          2001        2000
                                                   --------------- ------------ ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    113,649    $   15,176   $35,181
 Expenses:
  Mortality and expense risk charges .............        71,239        21,187     5,502
                                                    ------------    ----------   -------
Net Investment Income (Loss) .....................        42,410        (6,011)   29,679
                                                    ------------    ----------   -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,282,242)      (96,597)   30,415
  Realized gain distribution from The Trusts .....            --            --        --
                                                    ------------    ----------   -------
 Net realized gain (loss) ........................    (1,282,242)      (96,597)   30,415
                                                    ------------    ----------   -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,103,762)      105,383     9,596
                                                    ------------    ----------   -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (5,386,004)        8,786    40,011
                                                    ------------    ----------   -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (5,343,594)   $    2,775   $69,690
                                                    ============    ==========   =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian U.S. Equity
                                                   ---------------------------------------
                                                         2002          2001        2000
                                                   --------------- ------------ ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     90,926    $  24,798    $34,131
 Expenses:
  Mortality and expense risk charges .............        90,310       21,388      5,877
                                                    ------------    ---------    -------
Net Investment Income (Loss) .....................           616        3,410     28,254
                                                    ------------    ---------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,685,469)     (56,949)    16,165
  Realized gain distribution from The Trusts .....            --           --      5,315
                                                    ------------    ---------    -------
 Net realized gain (loss) ........................    (1,685,469)     (56,949)    21,480
                                                    ------------    ---------    -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,434,159)     154,385      6,999
                                                    ------------    ---------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,119,628)      97,436     28,479
                                                    ------------    ---------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (4,119,012)   $ 100,846    $56,733
                                                    ============    =========    =======




                                                              EQ/Emerging Markets Equity             EQ/Equity 500 Index
                                                   ------------------------------------------------- -------------------
                                                         2002            2001             2000              2002
                                                   --------------- ---------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $          --    $   3,734,636     $    6,541,883
 Expenses:
  Mortality and expense risk charges .............       201,686          164,902          225,716          2,891,986
                                                    ------------    -------------    -------------     --------------
Net Investment Income (Loss) .....................      (201,686)        (164,902)       3,508,920          3,649,897
                                                    ------------    -------------    -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (7,917,528)     (15,753,531)       3,112,222        (29,124,066)
  Realized gain distribution from The Trusts .....            --           53,866        1,317,840            504,613
                                                    ------------    -------------    -------------     --------------
 Net realized gain (loss) ........................    (7,917,528)     (15,699,665)       4,430,062        (28,619,453)
                                                    ------------    -------------    -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     4,148,601       13,760,152      (36,201,861)      (123,537,945)
                                                    ------------    -------------    -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (3,768,927)      (1,939,513)     (31,771,799)      (152,157,398)
                                                    ------------    -------------    -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (3,970,613)   $  (2,104,415)   $ (28,262,879)    $ (148,507,501)
                                                    ============    =============    =============     ==============



                                                          EQ/Equity 500 Index
                                                   ----------------------------------
                                                         2001              2000
                                                   ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,734,669    $    4,807,410
 Expenses:
  Mortality and expense risk charges .............      3,292,002         3,730,581
                                                    -------------    --------------
Net Investment Income (Loss) .....................      3,442,667         1,076,829
                                                    -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (50,673,179)      125,289,487
  Realized gain distribution from The Trusts .....        330,459        29,072,151
                                                    -------------    --------------
 Net realized gain (loss) ........................    (50,342,720)      154,361,638
                                                    -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (34,420,555)     (231,136,418)
                                                    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (84,763,275)      (76,774,780)
                                                    -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (81,320,608)   $  (75,697,951)
                                                    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Evergreen Omega
                                                   ----------------------------------------
                                                        2002          2001         2000
                                                   ------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       --    $      110    $   1,189
 Expenses:
  Mortality and expense risk charges .............       7,489         4,270        1,838
                                                    ----------    ----------    ---------
Net Investment Income (Loss) .....................      (7,489)       (4,160)        (649)
                                                    ----------    ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (279,818)           --      (18,345)
  Realized gain distribution from The Trusts .....          --       (39,991)          --
                                                    ----------    ----------    ---------
 Net realized gain (loss) ........................    (279,818)      (39,991)     (18,345)
                                                    ----------    ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (223,025)      (69,937)     (47,080)
                                                    ----------    ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (502,843)     (109,928)     (65,425)
                                                    ----------    ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (510,332)   $ (114,088)   $ (66,074)
                                                    ==========    ==========    =========



                                                              EQ/FI Mid Cap (b)               EQ/FI Small/Mid Cap Value
                                                   ---------------------------------------- ------------------------------
                                                         2002           2001         2000         2002            2001
                                                   --------------- -------------- --------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      3,764     $   21,223    $ 2,614   $     648,299    $  400,316
 Expenses:
  Mortality and expense risk charges .............       130,451         44,269        895         595,561       275,246
                                                    ------------     ----------    -------   -------------    ----------
Net Investment Income (Loss) .....................      (126,687)       (23,046)     1,719          52,738       125,070
                                                    ------------     ----------    -------   -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,266,831)      (487,515)    22,280          (6,499)      138,857
  Realized gain distribution from The Trusts .....            --             --         --              --            --
                                                    ------------     ----------    -------   -------------    ----------
 Net realized gain (loss) ........................    (1,266,831)      (487,515)    22,280          (6,499)      138,857
                                                    ------------     ----------    -------   -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (3,581,242)       115,983     45,777     (21,524,362)    2,231,073
                                                    ------------     ----------    -------   -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,848,073)      (371,532)    68,057     (21,530,861)    2,369,930
                                                    ------------     ----------    -------   -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (4,974,760)    $ (394,578)   $69,776   $ (21,478,123)   $2,495,000
                                                    ============     ==========    =======   =============    ==========



                                                       EQ/FI
                                                    Small/Mid Cap
                                                       Value
                                                   -------------
                                                        2000
                                                   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  355,229
 Expenses:
  Mortality and expense risk charges .............     171,556
                                                    ----------
Net Investment Income (Loss) .....................     183,673
                                                    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (925,533)
  Realized gain distribution from The Trusts .....          --
                                                    ----------
 Net realized gain (loss) ........................    (925,533)
                                                    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   2,355,805
                                                    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   1,430,272
                                                    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,613,945
                                                    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ/High Yield
                                                   --------------------------------------------------
                                                         2002             2001             2000
                                                   ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  11,321,068    $   11,845,816   $  14,140,763
 Expenses:
  Mortality and expense risk charges .............        639,984           663,565         730,110
                                                    -------------    --------------   -------------
Net Investment Income (Loss) .....................     10,681,084        11,182,251      13,410,653
                                                    -------------    --------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (14,071,175)      (19,177,544)    (14,615,073)
  Realized gain distribution from The Trusts .....             --                --              --
                                                    -------------    --------------   -------------
 Net realized gain (loss) ........................    (14,071,175)      (19,177,544)    (14,615,073)
                                                    -------------    --------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (252,884)        8,741,806     (11,205,680)
                                                    -------------    --------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (14,324,059)      (10,435,738)    (25,820,753)
                                                    -------------    --------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (3,642,975)   $      746,513   $ (12,410,100)
                                                    =============    ==============   =============



                                                        EQ/International Equity Index            EQ/J.P. Morgan Core Bond
                                                   ---------------------------------------- ----------------------------------
                                                        2002          2001         2000         2002        2001       2000
                                                   -------------- ------------ ------------ ----------- ----------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    4,904    $     678    $     408    $534,940    $ 180,944   $50,306
 Expenses:
  Mortality and expense risk charges .............        3,057        1,278          449      58,641       14,358     1,900
                                                     ----------    ---------    ---------    --------    ---------   -------
Net Investment Income (Loss) .....................        1,847         (600)         (41)    476,299      166,586    48,406
                                                     ----------    ---------    ---------    --------    ---------   -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (57,958)     (35,383)        (873)     50,363       25,154       908
  Realized gain distribution from The Trusts .....           --          339        4,474      68,611       45,303        --
                                                     ----------    ---------    ---------    --------    ---------   -------
 Net realized gain (loss) ........................      (57,958)     (35,044)       3,601     118,974       70,457       908
                                                     ----------    ---------    ---------    --------    ---------   -------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (54,905)     (12,786)     (19,166)    284,742      (95,335)    2,005
                                                     ----------    ---------    ---------    --------    ---------   -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (112,863)     (47,830)     (15,565)    403,716      (24,878)    2,913
                                                     ----------    ---------    ---------    --------    ---------   -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (111,016)   $ (48,430)   $ (15,606)   $880,015    $ 141,708   $51,319
                                                     ==========    =========    =========    ========    =========   =======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Janus Large Cap Growth (b)
                                                   ---------------------------------------------
                                                         2002            2001           2000
                                                   --------------- --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --    $      1,409    $    4,295
 Expenses:
  Mortality and expense risk charges .............        79,582          45,823         2,998
                                                    ------------    ------------    ----------
Net Investment Income (Loss) .....................       (79,582)        (44,414)        1,297
                                                    ------------    ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,611,929)     (1,095,410)       (3,341)
  Realized gain distribution from The Trusts .....            --              --            --
                                                    ------------    ------------    ----------
 Net realized gain (loss) ........................    (1,611,929)     (1,095,410)       (3,341)
                                                    ------------    ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,044,944)     (1,003,017)     (280,573)
                                                    ------------    ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (5,656,873)     (2,098,427)     (283,914)
                                                    ------------    ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (5,736,455)   $ (2,142,841)   $ (282,617)
                                                    ============    ============    ==========



                                                     EQ/Lazard Small Cap Value (b)      EQ/Marisco Focus (c)
                                                   ---------------------------------- -------------------------
                                                        2002        2001       2000         2002         2001
                                                   ------------- ---------- --------- --------------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   18,020    $ 69,440   $3,005    $      4,552    $   --
 Expenses:
  Mortality and expense risk charges .............      13,908       4,612      227          45,829       365
                                                    ----------    --------   ------    ------------    ------
Net Investment Income (Loss) .....................       4,112      64,828    2,778         (41,277)     (365)
                                                    ----------    --------   ------    ------------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      12,285      24,927      250        (259,061)      159
  Realized gain distribution from The Trusts .....      18,365     112,835       --              --        --
                                                    ----------    --------   ------    ------------    ------
 Net realized gain (loss) ........................      30,650     137,762      250        (259,061)      159
                                                    ----------    --------   ------    ------------    ------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (376,866)     20,327    6,143      (1,429,037)    8,459
                                                    ----------    --------   ------    ------------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (346,216)    158,089    6,393      (1,688,098)    8,618
                                                    ----------    --------   ------    ------------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (342,104)   $222,917   $9,171    $ (1,729,375)   $8,253
                                                    ==========    ========   ======    ============    ======

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury Basic Value Equity
                                                   ---------------------------------------------
                                                          2002            2001          2000
                                                   ----------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,270,427    $2,910,068    $2,558,007
 Expenses:
  Mortality and expense risk charges .............         567,200       370,568       229,991
                                                     -------------    ----------    ----------
Net Investment Income (Loss) .....................         703,227     2,539,500     2,328,016
                                                     -------------    ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,781,633)      164,816       622,843
  Realized gain distribution from The Trusts .....         671,859     2,018,991     2,512,090
                                                     -------------    ----------    ----------
 Net realized gain (loss) ........................      (1,109,774)    2,183,807     3,134,933
                                                     -------------    ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (21,147,465)     (467,046)       80,020
                                                     -------------    ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (22,257,239)    1,716,761     3,214,953
                                                     -------------    ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (21,554,012)   $4,256,261    $5,542,969
                                                     =============    ==========    ==========




                                                                                                        EQ/MFS Investors
                                                             EQ/MFS Emerging Growth Companies                Trust
                                                   ---------------------------------------------------- ---------------
                                                         2002              2001              2000             2002
                                                   ---------------- ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $       56,327    $    6,008,229    $     38,842
 Expenses:
  Mortality and expense risk charges .............        911,294         1,308,762         1,768,620          30,462
                                                    -------------    --------------    --------------    ------------
Net Investment Income (Loss) .....................       (911,294)       (1,252,435)        4,239,609           8,380
                                                    -------------    --------------    --------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (54,691,176)      (79,597,391)       28,942,316        (561,412)
  Realized gain distribution from The Trusts .....             --                --        13,303,804              --
                                                    -------------    --------------    --------------    ------------
 Net realized gain (loss) ........................    (54,691,176)      (79,597,391)       42,246,120        (561,412)
                                                    -------------    --------------    --------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (18,607,153)      (29,752,357)     (121,109,758)       (729,555)
                                                    -------------    --------------    --------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (73,298,329)     (109,349,748)      (78,863,638)     (1,290,967)
                                                    -------------    --------------    --------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (74,209,623)   $ (110,602,183)   $  (74,624,029)   $ (1,282,587)
                                                    =============    ==============    ==============    ============



                                                     EQ/MFS Investors Trust
                                                   ---------------------------
                                                        2001          2000
                                                   -------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   17,243    $   7,045
 Expenses:
  Mortality and expense risk charges .............       17,100        5,820
                                                     ----------    ---------
Net Investment Income (Loss) .....................          143        1,225
                                                     ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (95,215)      13,705
  Realized gain distribution from The Trusts .....           --           --
                                                     ----------    ---------
 Net realized gain (loss) ........................      (95,215)      13,705
                                                     ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (389,623)     (41,696)
                                                     ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (484,838)     (27,991)
                                                     ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (484,695)   $ (26,766)
                                                     ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/Money Market
                                                   -----------------------------------------------
                                                         2002           2001            2000
                                                   --------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,529,434   $ 14,248,528   $   20,530,134
 Expenses:
  Mortality and expense risk charges .............      2,317,641      2,107,718        1,779,469
                                                    -------------   ------------   --------------
Net Investment Income (Loss) .....................      4,211,793     12,140,810       18,750,665
                                                    -------------   ------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (5,188,291)    (1,312,388)      13,088,236
  Realized gain distribution from The Trusts .....             --             --          429,300
                                                    -------------   ------------   --------------
 Net realized gain (loss) ........................     (5,188,291)    (1,312,388)      13,517,536
                                                    -------------   ------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,378,377      2,210,091      (12,753,418)
                                                    -------------   ------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        190,086        897,703          764,118
                                                    -------------   ------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,401,879   $ 13,038,513   $   19,514,783
                                                    =============   ============   ==============



                                                          EQ/Putnam Growth & Income Value        EQ/Putnam International Equity
                                                   --------------------------------------------- -------------------------------
                                                         2002            2001           2000            2002            2001
                                                   --------------- --------------- ------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    401,563    $    271,562    $  237,259     $     419,738    $   16,774
 Expenses:
  Mortality and expense risk charges .............       141,789         133,534       111,139           210,559        10,235
                                                    ------------    ------------    ----------     -------------    ----------
Net Investment Income (Loss) .....................       259,774         138,028       126,120           209,179         6,539
                                                    ------------    ------------    ----------     -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,298,427)       (289,234)     (439,753)       (1,892,139)     (213,457)
  Realized gain distribution from The Trusts .....            --              --            --                --           152
                                                    ------------    ------------    ----------     -------------    ----------
 Net realized gain (loss) ........................    (1,298,427)       (289,234)     (439,753)       (1,892,139)     (213,305)
                                                    ------------    ------------    ----------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (5,081,256)     (1,766,064)    1,779,700        (9,674,470)     (127,410)
                                                    ------------    ------------    ----------     -------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (6,379,683)     (2,055,298)    1,339,947       (11,566,609)     (340,715)
                                                    ------------    ------------    ----------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (6,119,909)   $ (1,917,270)   $1,466,067     $ (11,357,430)   $ (334,176)
                                                    ============    ============    ==========     =============    ==========



                                                    EQ/Putnam
                                                   Internationa1
                                                      Equity
                                                   ------------
                                                       2000
                                                   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   63,790
 Expenses:
  Mortality and expense risk charges .............       1,787
                                                    ----------
Net Investment Income (Loss) .....................      62,003
                                                    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (23,560)
  Realized gain distribution from The Trusts .....      93,565
                                                    ----------
 Net realized gain (loss) ........................      70,005
                                                    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (158,452)
                                                    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (88,447)
                                                    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (26,444)
                                                    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Putnam Voyager
                                                   ------------------------------------------
                                                        2002          2001          2000
                                                   ------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    1,952    $       --     $    3,422
 Expenses:
  Mortality and expense risk charges .............       8,743         6,498          1,990
                                                    ----------    ----------     ----------
Net Investment Income (Loss) .....................      (6,791)       (6,498)         1,432
                                                    ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (180,020)      (90,894)       (11,011)
  Realized gain distribution from The Trusts .....          --            --          1,267
                                                    ----------    ----------     ----------
 Net realized gain (loss) ........................    (180,020)      (90,894)        (9,744)
                                                    ----------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (264,798)     (153,864)      (115,853)
                                                    ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (444,818)     (244,758)      (125,597)
                                                    ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (451,609)   $ (251,256)    $ (124,165)
                                                    ==========    ==========     ==========



                                                           EQ/Small Company Index
                                                   --------------------------------------
                                                        2002          2001        2000
                                                   -------------- ----------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    4,080    $  3,038    $  3,213
 Expenses:
  Mortality and expense risk charges .............        4,103       1,415         101
                                                     ----------    --------    --------
Net Investment Income (Loss) .....................          (23)      1,623       3,112
                                                     ----------    --------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (40,343)     (5,895)       (102)
  Realized gain distribution from The Trusts .....           --         260       2,875
                                                     ----------    --------    --------
 Net realized gain (loss) ........................      (40,343)     (5,635)      2,773
                                                     ----------    --------    --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (148,885)     38,966      (7,854)
                                                     ----------    --------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (189,228)     33,331      (5,081)
                                                     ----------    --------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (189,251)   $ 34,954    $ (1,969)
                                                     ==========    ========    ========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                    MFS Mid Cap Growth (f)   PIMCO Renaissance (f)
                                                   ------------------------ -----------------------
                                                             2002                     2002
                                                   ------------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           $ --                    $ 105
 Expenses:
  Mortality and expense risk charges .............             1                         (1)
                                                             ----                    -------
Net Investment Income (Loss) .....................              (1)                   106
                                                             ------                  ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             3                       49
  Realized gain distribution from The Trusts .....            --                       --
                                                             -----                   ------
 Net realized gain (loss) ........................             3                       49
                                                             -----                   ------
 Change in unrealized appreciation
  (depreciation) of investments ..................              (6)                    13
                                                             ------                  ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................              (3)                    62
                                                             ------                  ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................           $(4)                    $168
                                                             =====                   ======



                                                    PIMCO Total Return (f)   U.S. Real Estate (g)   Vanguard VIF Equity Index (d)
                                                   ------------------------ ---------------------- -------------------------------
                                                             2002                    2002                        2002
                                                   ------------------------ ---------------------- -------------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         $ 1,078                $  63,796                   $     --
 Expenses:
  Mortality and expense risk charges .............             43                        --                        123
                                                           -------                ---------                   --------
Net Investment Income (Loss) .....................          1,035                    63,796                       (123)
                                                           -------                ---------                   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............               (1)                     99                       (789)
  Realized gain distribution from The Trusts .....             --                        --                         --
                                                           --------               ---------                   --------
 Net realized gain (loss) ........................               (1)                     99                       (789)
                                                           ---------              ---------                   --------
 Change in unrealized appreciation
  (depreciation) of investments ..................            145                   (48,679)                    (2,230)
                                                           --------               ---------                   --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            144                   (48,580)                    (3,019)
                                                           --------               ---------                   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................         $1,179                 $  15,216                   $ (3,142)
                                                           ========               =========                   ========

-------
(a) Commenced Operations on May 2, 2000.
(b) Commenced Operations on September 5, 2000.
(c) Commenced Operations on October 22, 2001.
(d) Commenced Operations on April 26, 2002.
(e) Commenced Operations on May 13, 2002.
(f) Commenced Operations on August 2, 2002.
(g) Commenced Operations on November 5, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA Premier VIP  AXA Premier VIP
                                                 AXA Premier VIP   AXA Premier VIP    International      Large Cap
                                                  Core Bond (i)    Health Care (i)     Equity (i)     Core Equity (i)
                                                ----------------- ----------------- ---------------- -----------------
                                                       2002              2002             2002              2002
                                                ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $   389,921       $   (6,461)        $   (135)         $    18
 Net realized gain (loss) on investments ......         66,068          (61,765)          (1,759)              --
 Change in unrealized appreciation
  (depreciation) on investments ...............        118,318          (27,114)          (1,906)            (397)
                                                   -----------       ----------         --------          -------
 Net increase (decrease) in net assets from
  operations ..................................        574,307          (95,340)          (3,800)            (379)
                                                   -----------       ----------         --------          -------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      2,441,018          404,115           14,918            4,746
 Transfers between funds and guaranteed
  interest account, net .......................     20,587,154        2,505,731           75,001           25,408
 Transfers for contract benefits and
  terminations ................................       (283,925)         (37,907)              --               --
 Contract maintenance charges .................       (519,567)         (78,190)          (1,461)            (394)
                                                   -----------       ----------         --------          -------
 Net increase (decrease) in net assets from
  contractowners transactions .................     22,224,680        2,793,749           88,458           29,760
                                                   -----------       ----------         --------          -------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         19,788            6,461              135                8
                                                   -----------       ----------         --------          -------
Increase (Decrease) in Net Assets .............     22,818,775        2,704,870           84,793           29,389
Net Assets - Beginning of Period ..............             --               --               --               --
                                                   -----------       ----------         --------          -------
Net Assets - End of Period ....................    $22,818,775       $2,704,870         $ 84,793          $29,389
                                                   ===========       ==========         ========          =======
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................              1               --               --               --
 Redeemed .....................................             --               --               --               --
                                                   -----------       ----------         --------          -------
 Net Increase (Decrease) ......................              1               --               --               --
                                                   -----------       ----------         --------          -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            272               83                1               --
 Redeemed .....................................            (61)             (49)              --               --
                                                   -----------       ----------         --------          -------
 Net Increase (Decrease) ......................            211               34                1               --
                                                   -----------       ----------         --------          -------



                                                 AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                    Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                    Growth (i)        Value (i)         Growth (i)        Value (i)
                                                ----------------- ----------------- ----------------- -----------------
                                                       2002              2002              2002              2002
                                                ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................     $   (133)         $    698          $   (133)        $  (12,312)
 Net realized gain (loss) on investments ......         (116)              654              (519)          (368,050)
 Change in unrealized appreciation
  (depreciation) on investments ...............       (4,016)           (2,971)           (1,413)          (101,311)
                                                    --------          --------          --------         ----------
 Net increase (decrease) in net assets from
  operations ..................................       (4,265)           (1,619)           (2,065)          (481,673)
                                                    --------          --------          --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........        5,862            19,300            27,336            982,267
 Transfers between funds and guaranteed
  interest account, net .......................      132,409           219,668            90,714          6,465,930
 Transfers for contract benefits and
  terminations ................................           --                --                --            (65,138)
 Contract maintenance charges .................         (912)           (1,519)           (1,901)          (212,475)
                                                    --------          --------          --------         ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................      137,359           237,449           116,149          7,170,584
                                                    --------          --------          --------         ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          132               276               133             11,402
                                                    --------          --------          --------         ----------
Increase (Decrease) in Net Assets .............      133,226           236,106           114,217          6,700,313
Net Assets - Beginning of Period ..............           --                --                --                 --
                                                    --------          --------          --------         ----------
Net Assets - End of Period ....................     $133,226          $236,106          $114,217         $6,700,313
                                                    ========          ========          ========         ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --                --                --                 --
 Redeemed .....................................           --                --                --                 --
                                                    --------          --------          --------         ----------
 Net Increase (Decrease) ......................           --                --                --                 --
                                                    --------          --------          --------         ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            2                 3                 1                175
 Redeemed .....................................           --                --                --                (85)
                                                    --------          --------          --------         ----------
 Net Increase (Decrease) ......................            2                 3                 1                 90
                                                    --------          --------          --------         ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                              AXA Premier VIP
                                              Technology (i)   Davis Value (m)
                                             ---------------- -----------------
                                                   2002              2002
                                             ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............     $    (40)         $  105
 Net realized gain (loss) on investments ...         (513)               (4)
 Change in unrealized appreciation
  (depreciation) on investments ............       (5,029)           (168)
                                                 --------          --------
 Net increase (decrease) in net assets from
  operations ...............................       (5,582)            (67)
                                                 --------          --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .....        8,950          13,673
 Transfers between funds and guaranteed
  interest account, net ....................       44,425           8,413
 Transfers for contract benefits and
  terminations .............................           --              --
 Contract maintenance charges ..............       (1,172)           (986)
                                                 --------          --------
 Net increase (decrease) in net assets from
  contractowners transactions ..............       52,203          21,100
                                                 --------          --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ...............................           90              16
                                                 --------          --------
Increase (Decrease) in Net Assets ..........       46,711          21,049
Net Assets - Beginning of Period ...........           --              --
                                                 --------          --------
Net Assets - End of Period .................     $ 46,711          $21,049
                                                 ========          ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ....................................           --              --
 Redeemed ..................................           --              --
                                                 --------          --------
 Net Increase (Decrease) ...................           --              --
                                                 --------          --------
Unit Activity 0.00% to 0.90% Class B
 Issued ....................................            1              --
 Redeemed ..................................           --              --
                                                 --------          --------
 Net Increase (Decrease) ...................            1              --
                                                 --------          --------



                                                                                                   EQ/Alliance Common
                                                              EQ/Aggressive Stock                         Stock
                                             ----------------------------------------------------- -------------------
                                                    2002              2001              2000               2002
                                             ----------------- ----------------- ----------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............  $    (2,672,675)  $      (304,688)  $    (2,084,917)  $     (10,183,530)
 Net realized gain (loss) on investments ...      (59,641,031)     (212,487,401)      130,034,801        (282,690,026)
 Change in unrealized appreciation
  (depreciation) on investments ............     (105,197,028)        3,263,156      (261,224,627)       (562,599,358)
                                              ---------------   ---------------   ---------------   -----------------
 Net increase (decrease) in net assets from
  operations ...............................     (167,510,734)     (209,528,933)     (133,274,743)       (855,472,914)
                                              ---------------   ---------------   ---------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .....       78,157,422        96,108,525       122,336,721         259,033,806
 Transfers between funds and guaranteed
  interest account, net ....................      (38,657,243)      (44,712,711)     (113,067,315)       (160,545,404)
 Transfers for contract benefits and
  terminations .............................      (27,849,325)      (33,567,150)      (41,817,294)        (98,662,567)
 Contract maintenance charges ..............      (45,225,256)      (49,339,864)      (53,052,495)       (145,844,052)
                                              ---------------   ---------------   ---------------   -----------------
 Net increase (decrease) in net assets from
  contractowners transactions ..............      (33,574,402)      (31,511,200)      (85,600,383)       (146,018,217)
                                              ---------------   ---------------   ---------------   -----------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ...............................           20,968            73,978      (221,437,380)            (96,967)
                                              ---------------   ---------------   ---------------   -----------------
Increase (Decrease) in Net Assets ..........     (201,064,168)     (240,966,155)      (21,327,952)     (1,001,588,098)
Net Assets - Beginning of Period ...........      589,641,528       830,607,683     1,052,045,063       2,582,373,070
                                              ---------------   ---------------   ---------------   -----------------
Net Assets - End of Period .................  $   388,577,360   $   589,641,528   $   830,607,683   $   1,580,784,972
                                              ===============   ===============   ===============   =================
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ....................................              940             2,128             1,114               1,099
 Redeemed ..................................           (1,039)           (2,192)           (1,211)             (1,476)
                                              ---------------   ---------------   ---------------   -----------------
 Net Increase (Decrease) ...................              (99)              (64)              (97)               (377)
                                              ---------------   ---------------   ---------------   -----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ....................................              329               327               175               1,041
 Redeemed ..................................             (284)             (274)             (138)               (672)
                                              ---------------   ---------------   ---------------   -----------------
 Net Increase (Decrease) ...................               45                53                37                 369
                                              ---------------   ---------------   ---------------   -----------------



                                                    EQ/Alliance Common Stock
                                             --------------------------------------
                                                    2001                2000
                                             ------------------ -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............   $   50,342,309    $       1,166,110
 Net realized gain (loss) on investments ...      (99,169,632)         823,517,673
 Change in unrealized appreciation
  (depreciation) on investments ............     (277,010,784)      (1,333,854,337)
                                               --------------    -----------------
 Net increase (decrease) in net assets from
  operations ...............................     (325,838,107)        (509,170,554)
                                               --------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .....      316,285,256          358,046,737
 Transfers between funds and guaranteed
  interest account, net ....................     (103,425,024)        (396,289,850)
 Transfers for contract benefits and
  terminations .............................     (112,788,632)        (129,262,766)
 Contract maintenance charges ..............     (151,157,302)        (147,249,534)
                                               --------------    -----------------
 Net increase (decrease) in net assets from
  contractowners transactions ..............      (51,085,702)        (314,755,413)
                                               --------------    -----------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ...............................          162,962            3,190,692
                                               --------------    -----------------
Increase (Decrease) in Net Assets ..........     (376,760,847)        (820,735,275)
Net Assets - Beginning of Period ...........    2,959,133,917        3,779,869,192
                                               --------------    -----------------
Net Assets - End of Period .................   $2,582,373,070    $   2,959,133,917
                                               ==============    =================
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ....................................            1,003                1,000
 Redeemed ..................................           (1,106)              (1,341)
                                               --------------    -----------------
 Net Increase (Decrease) ...................             (103)                (341)
                                               --------------    -----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ....................................              811                  691
 Redeemed ..................................             (321)                (222)
                                               --------------    -----------------
 Net Increase (Decrease) ...................              490                  469
                                               --------------    -----------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Alliance Growth and Income
                                                --------------------------------------------------
                                                      2002             2001             2000
                                                ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   3,093,322    $   1,705,274    $   1,026,405
 Net realized gain (loss) on investments ......    (12,331,969)       6,285,604       53,883,629
 Change in unrealized appreciation
  (depreciation) on investments ...............    (79,684,492)     (14,338,526)     (35,037,744)
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................    (88,923,139)      (6,347,648)      19,872,290
                                                 -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     69,038,408       63,003,886       51,375,171
 Transfers between funds and guaranteed
  interest account, net .......................      7,862,420       61,784,294       18,026,255
 Transfers for contract benefits and
  terminations ................................    (17,826,101)     (12,314,818)     (12,474,188)
 Contract maintenance charges .................    (25,918,212)     (20,046,318)     (14,381,414)
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     33,156,515       92,427,044       42,545,824
                                                 -------------    -------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         89,300           21,489           29,752
                                                 -------------    -------------    -------------
Increase (Decrease) in Net Assets .............    (55,677,324)      86,100,885       62,447,866
Net Assets - Beginning of Period ..............    380,868,400      294,767,515      232,319,649
                                                 -------------    -------------    -------------
Net Assets - End of Period ....................  $ 325,191,076    $ 380,868,400    $ 294,767,515
                                                 =============    =============    =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            519            2,204            1,715
 Redeemed .....................................           (501)          (1,983)          (1,614)
                                                 -------------    -------------    -------------
 Net Increase (Decrease) ......................             18              221              101
                                                 -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            426              374              163
 Redeemed .....................................           (173)            (102)             (35)
                                                 -------------    -------------    -------------
 Net Increase (Decrease) ......................            253              272              128
                                                 -------------    -------------    -------------




                                                                                                       EQ/Alliance
                                                   EQ/Alliance Intermediate Government Securities    International (p)
                                                ---------------------------------------------------- -----------------
                                                      2002             2001              2000              2002
                                                ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  7,789,624     $  4,007,079     $   4,111,994     $    (512,469)
 Net realized gain (loss) on investments ......      3,434,994        1,290,483            (3,837)       (7,215,832)
 Change in unrealized appreciation
  (depreciation) on investments ...............      1,872,609        1,797,986         2,567,919        (8,098,384)
                                                  ------------     ------------     -------------     -------------
 Net increase (decrease) in net assets from
  operations ..................................     13,097,227        7,095,548         6,676,076       (15,826,685)
                                                  ------------     ------------     -------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     26,152,775       19,225,366        10,221,162        13,535,886
 Transfers between funds and guaranteed
  interest account, net .......................     56,911,418       31,274,865       (12,624,593)      344,116,979
 Transfers for contract benefits and
  terminations ................................     (5,801,501)      (4,636,804)       (2,804,930)       (6,047,514)
 Contract maintenance charges .................     (9,325,143)      (5,020,072)       (4,423,012)       (7,253,560)
                                                  ------------     ------------     -------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     67,937,549       40,843,355        (9,631,373)      344,351,791
                                                  ------------     ------------     -------------     -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       (362,058)        (259,993)         (592,639)        2,060,152
                                                  ------------     ------------     -------------     -------------
Increase (Decrease) in Net Assets .............     80,672,718       47,678,910        (3,547,936)      330,585,258
Net Assets - Beginning of Period ..............    123,005,313       75,326,403        78,874,339        55,824,230
                                                  ------------     ------------     -------------     -------------
Net Assets - End of Period ....................   $203,678,031     $123,005,313     $  75,326,403     $ 386,409,488
                                                  ============     ============     =============     =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            687              446               139             4,121
 Redeemed .....................................           (407)            (233)             (214)             (735)
                                                  ------------     ------------     -------------     -------------
 Net Increase (Decrease) ......................            280              213               (75)            3,386
                                                  ------------     ------------     -------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            197               90                36               389
 Redeemed .....................................            (71)             (41)                 (7)            (69)
                                                  ------------     ------------     ----------------  -------------
 Net Increase (Decrease) ......................            126               49                29               320
                                                  ------------     ------------     ---------------   -------------



                                                  EQ/Alliance International (p)
                                                ---------------------------------
                                                      2001             2000
                                                ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $      687,507   $      (70,919)
 Net realized gain (loss) on investments ......      (8,005,230)       5,012,968
 Change in unrealized appreciation
  (depreciation) on investments ...............      (9,474,456)     (26,115,157)
                                                 --------------   --------------
 Net increase (decrease) in net assets from
  operations ..................................     (16,792,179)     (21,173,108)
                                                 --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      11,004,808       14,728,538
 Transfers between funds and guaranteed
  interest account, net .......................      (4,327,437)       8,264,334
 Transfers for contract benefits and
  terminations ................................      (2,344,613)      (2,024,318)
 Contract maintenance charges .................      (4,271,767)      (4,159,142)
                                                 --------------   --------------
 Net increase (decrease) in net assets from
  contractowners transactions .................          60,991       16,809,412
                                                 --------------   --------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          21,335           16,024
                                                 --------------   --------------
Increase (Decrease) in Net Assets .............     (16,709,853)      (4,347,672)
Net Assets - Beginning of Period ..............      72,534,083       76,881,755
                                                 --------------   --------------
Net Assets - End of Period ....................  $   55,824,230   $   72,534,083
                                                 ==============   ==============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             891            2,404
 Redeemed .....................................            (908)          (2,324)
                                                 --------------   --------------
 Net Increase (Decrease) ......................             (17)              80
                                                 --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................              49               42
 Redeemed .....................................             (22)             (10)
                                                 --------------   --------------
 Net Increase (Decrease) ......................              27               32
                                                 --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Alliance Premier Growth
                                                ---------------------------------------------------
                                                      2002              2001             2000
                                                ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     (533,187)  $      (946,223)  $     403,852
 Net realized gain (loss) on investments ......     (12,440,696)     (127,060,769)      1,799,789
 Change in unrealized appreciation
  (depreciation) on investments ...............     (23,255,572)       66,507,612     (83,349,563)
                                                 --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations ..................................     (36,229,455)      (61,499,380)    (81,145,922)
                                                 --------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      26,537,732        35,081,429      32,898,694
 Transfers between funds and guaranteed
  interest account, net .......................      (9,824,974)     (256,325,233)    418,028,445
 Transfers for contract benefits and
  terminations ................................      (5,959,342)       (4,042,683)     (4,487,489)
 Contract maintenance charges .................      (9,858,957)      (10,065,785)     (6,486,655)
                                                 --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................         894,459      (235,352,272)    439,952,995
                                                 --------------   ---------------   -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          27,423            28,641           7,014
                                                 --------------   ---------------   -------------
Increase (Decrease) in Net Assets .............     (35,307,573)     (296,823,011)    358,814,087
Net Assets - Beginning of Period ..............     113,208,433       410,031,444      51,217,357
                                                 --------------   ---------------   -------------
Net Assets - End of Period ....................  $   77,900,860   $   113,208,433   $ 410,031,444
                                                 ==============   ===============   =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................              --                --              --
 Redeemed .....................................              --                --              --
                                                 --------------   ---------------   -------------
 Net Increase (Decrease) ......................              --                --              --
                                                 --------------   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           1,341             4,469           4,645
 Redeemed .....................................          (1,335)           (7,162)           (833)
                                                 --------------   ---------------   -------------
 Net Increase (Decrease) ......................               6            (2,693)          3,812
                                                 --------------   ---------------   -------------




                                                                                                      EQ/Alliance Small
                                                              EQ/Alliance Quality Bond                 Cap Growth (l)
                                                ----------------------------------------------------- ----------------
                                                      2002              2001              2000              2002
                                                ---------------- ----------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   5,727,516    $     6,478,879     $24,894,866      $    (706,838)
 Net realized gain (loss) on investments ......      2,643,324         16,218,499      (1,145,872)       (10,597,509)
 Change in unrealized appreciation
  (depreciation) on investments ...............      3,131,824         (6,369,381)     21,376,212        (37,690,401)
                                                 -------------    ---------------     -----------      -------------
 Net increase (decrease) in net assets from
  operations ..................................     11,502,664         16,327,997      45,125,206        (48,994,748)
                                                 -------------    ---------------     -----------      -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     24,989,878         16,627,569      14,531,506         27,971,022
 Transfers between funds and guaranteed
  interest account, net .......................      6,636,689       (332,114,013)    172,786,920          6,035,965
 Transfers for contract benefits and
  terminations ................................    (11,231,178)        (6,024,239)     (7,947,244)        (5,940,210)
 Contract maintenance charges .................     (8,707,595)        (5,122,804)     (3,170,115)        (9,547,001)
                                                 -------------    ---------------     -----------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     11,687,794       (326,633,487)    176,201,067         18,519,776
                                                 -------------    ---------------     -----------      -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................        (84,372)            17,676         346,180            (34,857)
                                                 -------------    ---------------     -----------      -------------
Increase (Decrease) in Net Assets .............     23,106,086       (310,287,814)    221,672,453        (30,509,829)
Net Assets - Beginning of Period ..............    145,289,071        455,576,885     233,904,432        146,871,374
                                                 -------------    ---------------     -----------      -------------
Net Assets - End of Period ....................  $ 168,395,157    $   145,289,071     $455,576,885     $ 116,361,545
                                                 =============    ===============     ============     =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            472                478           1,599              1,432
 Redeemed .....................................           (471)            (2,766)           (246)            (1,391)
                                                 -------------    ---------------     ------------     -------------
 Net Increase (Decrease) ......................              1             (2,288)          1,353                 41
                                                 -------------    ---------------     ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            140                 91              20                206
 Redeemed .....................................            (43)               (16)               (4)             (79)
                                                 -------------    ---------------     --------------   -------------
 Net Increase (Decrease) ......................             97                 75              16                127
                                                 -------------    ---------------     -------------    -------------



                                                EQ/Alliance Small Cap Growth (l)
                                                ---------------------------------
                                                      2001             2000
                                                ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     828,990    $    (616,222)
 Net realized gain (loss) on investments ......    (29,209,377)      52,329,086
 Change in unrealized appreciation
  (depreciation) on investments ...............     10,471,452      (35,002,229)
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................    (17,908,935)      16,710,635
                                                 -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     27,628,862       21,647,575
 Transfers between funds and guaranteed
  interest account, net .......................     (1,365,248)      51,092,256
 Transfers for contract benefits and
  terminations ................................     (4,420,805)      (3,606,884)
 Contract maintenance charges .................     (8,183,889)      (5,013,960)
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     13,658,920       64,118,987
                                                 -------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         61,768         (150,422)
                                                 -------------    -------------
Increase (Decrease) in Net Assets .............     (4,188,247)      80,679,200
Net Assets - Beginning of Period ..............    151,059,621       70,380,421
                                                 -------------    -------------
Net Assets - End of Period ....................  $ 146,871,374    $ 151,059,621
                                                 =============    =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          3,458            8,077
 Redeemed .....................................         (3,437)          (7,714)
                                                 -------------    -------------
 Net Increase (Decrease) ......................             21              363
                                                 -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            162               83
 Redeemed .....................................            (48)             (15)
                                                 -------------    -------------
 Net Increase (Decrease) ......................            114               68
                                                 -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Alliance Technology (a)
                                              --------------------------------------------------
                                                    2002             2001             2000
                                              ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............  $     (204,177)  $     (215,661)  $      (76,288)
 Net realized gain (loss) on investments ....      (6,118,506)     (18,298,009)        (506,295)
 Change in unrealized appreciation
  (depreciation) on investments .............     (13,818,767)       7,601,879      (10,564,821)
                                               --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ................................     (20,141,450)     (10,911,791)     (11,147,404)
                                               --------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ......      12,166,810       13,314,847        7,114,732
 Transfers between funds and guaranteed
  interest account, net .....................       1,362,801       11,082,053       40,543,591
 Transfers for contract benefits and
  terminations ..............................      (1,486,390)        (886,319)        (772,878)
 Contract maintenance charges ...............      (4,049,867)      (3,496,414)        (811,950)
                                               --------------   --------------   --------------
 Net increase (decrease) in net assets from
  contractowners transactions ...............       7,993,354       20,014,167       46,073,495
                                               --------------   --------------   --------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ................................          46,119          (42,048)         426,287
                                               --------------   --------------   --------------
Increase (Decrease) in Net Assets ...........     (12,101,977)       9,060,328       35,352,378
Net Assets - Beginning of Period ............      44,412,706       35,352,378               --
                                               --------------   --------------   --------------
Net Assets - End of Period ..................  $   32,310,729   $   44,412,706   $   35,352,378
                                               ==============   ==============   ==============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .....................................              --               --               --
 Redeemed ...................................              --               --               --
                                               --------------   --------------   --------------
 Net Increase (Decrease) ....................              --               --               --
                                               --------------   --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .....................................             982            1,472              826
 Redeemed ...................................            (774)          (1,113)            (298)
                                               --------------   --------------   --------------
 Net Increase (Decrease) ....................             208              359              528
                                               --------------   --------------   --------------



                                                                                                       EQ/Bernstein
                                                                                                    Diversified Value
                                                               EQ/Balanced (f)(q)                          (e)
                                              ----------------------------------------------------- ------------------
                                                     2002              2001              2000              2002
                                              ------------------ ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............   $   12,113,760    $  14,616,778    $    13,953,106    $    964,032
 Net realized gain (loss) on investments ....      (73,919,467)      (7,624,110)        91,832,699      (1,010,461)
 Change in unrealized appreciation
  (depreciation) on investments .............      (47,302,906)     (31,738,236)      (115,634,605)    (15,360,826)
                                                --------------    -------------    ---------------    ------------
 Net increase (decrease) in net assets from
  operations ................................     (109,108,613)     (24,745,568)        (9,848,800)    (15,407,255)
                                                --------------    -------------    ---------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ......       64,161,367       52,423,463         43,380,686      19,091,549
 Transfers between funds and guaranteed
  interest account, net .....................      731,918,648      223,284,135        (18,801,218)     32,006,493
 Transfers for contract benefits and
  terminations ..............................      (36,918,543)     (31,418,693)       (23,090,558)     (3,233,637)
 Contract maintenance charges ...............      (48,235,238)     (36,290,597)       (25,919,768)     (6,155,555)
                                                --------------    -------------    ---------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ...............      710,926,234      207,998,308        (24,430,858)     41,708,850
                                                --------------    -------------    ---------------    ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ................................        3,424,742          (38,485)          (657,407)         82,625
                                                --------------    -------------    ---------------    ------------
Increase (Decrease) in Net Assets ...........      605,242,363      183,214,255        (34,937,065)     26,384,220
Net Assets - Beginning of Period ............      694,988,748      511,774,493        546,711,558      82,356,564
                                                --------------    -------------    ---------------    ------------
Net Assets - End of Period ..................   $1,300,231,111    $ 694,988,748    $   511,774,493    $108,740,784
                                                ==============    =============    ===============    ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .....................................            2,245              746                142               2
 Redeemed ...................................             (362)            (287)              (187)               (1)
                                                --------------    -------------    ---------------    ---------------
 Net Increase (Decrease) ....................            1,883              459                (45)              1
                                                --------------    -------------    ---------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .....................................              418              153                 48             812
 Redeemed ...................................              (63)             (33)               (11)           (407)
                                                --------------    -------------    ---------------    --------------
 Net Increase (Decrease) ....................              355              120                 37             405
                                                --------------    -------------    ---------------    --------------



                                               EQ/Bernstein Diversified
                                                       Value (e)
                                              ---------------------------
                                                    2001          2000
                                              --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............  $    481,910    $  3,304
 Net realized gain (loss) on investments ....       994,294      (2,223)
 Change in unrealized appreciation
  (depreciation) on investments .............    (2,419,314)     10,394
                                               ------------    --------
 Net increase (decrease) in net assets from
  operations ................................      (943,110)     11,475
                                               ------------    --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ......     7,544,069      41,252
 Transfers between funds and guaranteed
  interest account, net .....................    79,211,110     483,081
 Transfers for contract benefits and
  terminations ..............................    (1,699,250)        (44)
 Contract maintenance charges ...............    (2,322,983)     (7,905)
                                               ------------    --------
 Net increase (decrease) in net assets from
  contractowners transactions ...............    82,732,946     516,384
                                               ------------    --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ................................        38,863           6
                                               ------------    --------
Increase (Decrease) in Net Assets ...........    81,828,699     527,865
Net Assets - Beginning of Period ............       527,865          --
                                               ------------    --------
Net Assets - End of Period ..................  $ 82,356,564    $527,865
                                               ============    ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .....................................           188          --
 Redeemed ...................................          (188)         --
                                               ------------    --------
 Net Increase (Decrease) ....................            --          --
                                               ------------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued .....................................           765           5
 Redeemed ...................................          (177)         --
                                               ------------    --------
 Net Increase (Decrease) ....................           588           5
                                               ------------    --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Calvert
                                                 Socially Responsible (i)        EQ/Capital Guardian International
                                                -------------------------- ---------------------------------------------
                                                           2002                  2002             2001          2000
                                                -------------------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................           $    28             $  11,782       $    7,122     $     230
 Net realized gain (loss) on investments ......                --              (102,617)         (15,224)         (924)
 Change in unrealized appreciation
  (depreciation) on investments ...............               844              (120,182)         (92,323)      (51,223)
                                                          -------             ---------       ----------     ---------
 Net increase (decrease) in net assets from
  operations ..................................               872              (211,017)        (100,425)      (51,917)
                                                          -------             ---------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........                --               182,015          202,314       117,371
 Transfers between funds and guaranteed
  interest account, net .......................                --               599,543          280,606       362,727
 Transfers for contract benefits and
  terminations ................................                --                   (77)            (457)          (78)
 Contract maintenance charges .................                --               (55,104)         (27,827)       (8,810)
                                                          -------             ---------       ----------     ---------
 Net increase (decrease) in net assets from
  contractowners transactions .................                --               726,377          454,636       471,210
                                                          -------             ---------       ----------     ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................            49,972               106,802            1,527           425
                                                          -------             ---------       ----------     ---------
Increase (Decrease) in Net Assets .............            50,844               622,162          355,738       419,718
Net Assets - Beginning of Period ..............                --               775,456          419,718            --
                                                          -------             ---------       ----------     ---------
Net Assets - End of Period ....................           $50,844             $1,397,618      $  775,456     $ 419,718
                                                          =======             ==========      ==========     =========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................                --                    --               --            --
 Redeemed .....................................                --                    --               --            --
                                                          -------             ----------      ----------     ---------
 Net Increase (Decrease) ......................                --                    --               --            --
                                                          -------             ----------      ----------     ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................                --                    12                6             4
 Redeemed .....................................                --                      (3)              (1)         --
                                                          -------             ------------    -------------  ---------
 Net Increase (Decrease) ......................                --                     9                5             4
                                                          -------             -----------     ------------   ---------



                                                      EQ/Capital Guardian Research (o)
                                                ---------------------------------------------
                                                      2002           2001           2000
                                                --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     42,410     $   (6,011)    $   29,679
 Net realized gain (loss) on investments ......    (1,282,242)       (96,597)        30,415
 Change in unrealized appreciation
  (depreciation) on investments ...............    (4,103,762)       105,383          9,596
                                                 ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................    (5,343,594)         2,775         69,690
                                                 ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     3,704,772      1,822,578        711,351
 Transfers between funds and guaranteed
  interest account, net .......................    47,561,702      3,683,627      2,253,279
 Transfers for contract benefits and
  terminations ................................      (544,235)       (81,815)       (66,372)
 Contract maintenance charges .................    (1,025,640)      (333,607)      (114,994)
                                                 ------------     ----------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................    49,696,599      5,090,783      2,783,264
                                                 ------------     ----------     ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       484,706         11,644          5,042
                                                 ------------     ----------     ----------
Increase (Decrease) in Net Assets .............    44,837,711      5,105,202      2,857,996
Net Assets - Beginning of Period ..............     8,156,553      3,051,351        193,355
                                                 ------------     ----------     ----------
Net Assets - End of Period ....................  $ 52,994,264     $8,156,553     $3,051,351
                                                 ============     ==========     ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             1             --             --
 Redeemed .....................................            --             --             --
                                                 ------------     ----------     ----------
 Net Increase (Decrease) ......................             1             --             --
                                                 ------------     ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           650            174             35
 Redeemed .....................................           (90)          (127)           (10)
                                                 ------------     ----------     ----------
 Net Increase (Decrease) ......................           560             47             25
                                                 ------------     ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Capital Guardian U.S. Equity (k)
                                               -----------------------------------------------
                                                     2002           2001            2000
                                               --------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $        616     $    3,410      $  28,254
 Net realized gain (loss) on investments .....    (1,685,469)       (56,949)        21,480
 Change in unrealized appreciation
  (depreciation) on investments ..............    (2,434,159)       154,385          6,999
                                                ------------     ----------      ---------
 Net increase (decrease) in net assets from
  operations .................................    (4,119,012)       100,846         56,733
                                                ------------     ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......     3,618,847      1,068,480        536,209
 Transfers between funds and guaranteed
  interest account, net ......................    16,903,221      6,314,186      1,033,573
 Transfers for contract benefits and
  terminations ...............................      (385,660)       (51,509)       (68,022)
 Contract maintenance charges ................      (930,863)      (272,829)       (84,915)
                                                ------------     ----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions ................    19,205,545      7,058,328      1,416,845
                                                ------------     ----------      ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................       179,995         11,558          5,455
                                                ------------     ----------      ---------
Increase (Decrease) in Net Assets ............    15,266,528      7,170,732      1,479,033
Net Assets - Beginning of Period .............     9,161,602      1,990,870        511,837
                                                ------------     ----------      ---------
Net Assets - End of Period ...................  $ 24,428,130     $9,161,602      $1,990,870
                                                ============     ==========      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            --             --             --
 Redeemed ....................................            --             --             --
                                                ------------     ----------      ----------
 Net Increase (Decrease) .....................            --             --             --
                                                ------------     ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           297             85             19
 Redeemed ....................................           (76)           (16)              (5)
                                                ------------     ----------      ------------
 Net Increase (Decrease) .....................           221             69             14
                                                ------------     ----------      -----------



                                                                                                   EQ/Equity 500
                                                          EQ/Emerging Markets Equity                 Index (g)
                                               ------------------------------------------------- -----------------
                                                     2002            2001             2000              2002
                                               --------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $   (201,686)   $     (164,902)  $    3,508,920   $     3,649,897
 Net realized gain (loss) on investments .....    (7,917,528)      (15,699,665)       4,430,062       (28,619,453)
 Change in unrealized appreciation
  (depreciation) on investments ..............     4,148,601        13,760,152      (36,201,861)     (123,537,945)
                                                ------------    --------------   --------------   ---------------
 Net increase (decrease) in net assets from
  operations .................................    (3,970,613)       (2,104,415)     (28,262,879)     (148,507,501)
                                                ------------    --------------   --------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......     8,003,310         8,992,159       13,667,286        94,526,035
 Transfers between funds and guaranteed
  interest account, net ......................     5,364,231        (5,239,900)      19,732,771        13,758,642
 Transfers for contract benefits and
  terminations ...............................    (1,823,148)       (1,302,774)      (1,935,931)      (28,636,189)
 Contract maintenance charges ................    (3,343,438)       (3,268,963)      (3,117,702)      (39,799,538)
                                                ------------    --------------   --------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ................     8,200,955          (819,478)      28,346,424        39,848,950
                                                ------------    --------------   --------------   ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................        78,411             4,496       (1,141,709)           73,984
                                                ------------    --------------   --------------   ---------------
Increase (Decrease) in Net Assets ............     4,308,753        (2,919,397)      (1,058,164)     (108,584,566)
Net Assets - Beginning of Period .............    36,712,988        39,632,385       40,690,549       615,386,390
                                                ------------    --------------   --------------   ---------------
Net Assets - End of Period ...................  $ 41,021,741    $   36,712,988   $   39,632,385   $   506,801,823
                                                ============    ==============   ==============   ===============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            --                --               --             1,046
 Redeemed ....................................            --                --               --              (993)
                                                ------------    --------------   --------------   ---------------
 Net Increase (Decrease) .....................            --                --               --                53
                                                ------------    --------------   --------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           873             1,022              706               617
 Redeemed ....................................          (764)           (1,032)            (466)             (323)
                                                ------------    --------------   --------------   ---------------
 Net Increase (Decrease) .....................           109               (10)             240               294
                                                ------------    --------------   --------------   ---------------



                                                    EQ/Equity 500 Index (g)
                                               ----------------------------------
                                                     2001              2000
                                               ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $   3,442,667    $     1,076,829
 Net realized gain (loss) on investments .....    (50,342,720)       154,361,638
 Change in unrealized appreciation
  (depreciation) on investments ..............    (34,420,555)      (231,136,418)
                                                -------------    ---------------
 Net increase (decrease) in net assets from
  operations .................................    (81,320,608)       (75,697,951)
                                                -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......    111,734,358        141,841,978
 Transfers between funds and guaranteed
  interest account, net ......................    (11,874,126)      (188,630,273)
 Transfers for contract benefits and
  terminations ...............................    (23,714,086)       (31,072,192)
 Contract maintenance charges ................    (38,885,384)       (37,557,252)
                                                -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ................     37,260,762       (115,417,739)
                                                -------------    ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................          7,463            249,927
                                                -------------    ---------------
Increase (Decrease) in Net Assets ............    (44,052,383)      (190,865,763)
Net Assets - Beginning of Period .............    659,438,773        850,304,536
                                                -------------    ---------------
Net Assets - End of Period ...................  $ 615,386,390    $   659,438,773
                                                =============    ===============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................          3,427              3,895
 Redeemed ....................................         (3,371)            (4,332)
                                                -------------    ---------------
 Net Increase (Decrease) .....................             56               (437)
                                                -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................            534                428
 Redeemed ....................................           (261)              (177)
                                                -------------    ---------------
 Net Increase (Decrease) .....................            273                251
                                                -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Evergreen Omega
                                                ----------------------------------------------
                                                     2002            2001            2000
                                                -------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (7,489)     $  (4,160)      $   (649)
 Net realized gain (loss) on investments ......     (279,818)       (39,991)       (18,345)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (223,025)       (69,937)       (47,080)
                                                  ----------      ---------       --------
 Net increase (decrease) in net assets from
  operations ..................................     (510,332)      (114,088)       (66,074)
                                                  ----------      ---------       --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      563,264        276,356        170,085
 Transfers between funds and guaranteed
  interest account, net .......................    1,084,065        658,839        389,449
 Transfers for contract benefits and
  terminations ................................     (256,747)       (40,663)       (14,028)
 Contract maintenance charges .................     (151,836)       (73,843)       (26,554)
                                                  ----------      ---------       --------
 Net increase (decrease) in net assets from
  contractowners transactions .................    1,238,746        820,689        518,952
                                                  ----------      ---------       --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       57,488          2,867          1,805
                                                  ----------      ---------       --------
Increase (Decrease) in Net Assets .............      785,902        709,468        454,683
Net Assets - Beginning of Period ..............    1,192,831        483,363         28,680
                                                  ----------      ---------       --------
Net Assets - End of Period ....................   $1,978,733      $1,192,831      $483,363
                                                  ==========      ==========      ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --             --             --
 Redeemed .....................................           --             --             --
                                                  ----------      ----------      --------
 Net Increase (Decrease) ......................           --             --             --
                                                  ----------      ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           37             16             13
 Redeemed .....................................          (20)              (5)            (8)
                                                  ----------      ------------    -----------
 Net Increase (Decrease) ......................           17             11              5
                                                  ----------      -----------     ----------



                                                              EQ/FI Mid Cap (r)                    EQ/FI Small/Mid Cap Value
                                                ---------------------------------------------- ----------------------------------
                                                      2002            2001           2000             2002              2001
                                                --------------- --------------- -------------- ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   (126,687)    $   (23,046)    $    1,719     $     52,738      $    125,070
 Net realized gain (loss) on investments ......    (1,266,831)       (487,515)        22,280           (6,499)          138,857
 Change in unrealized appreciation
  (depreciation) on investments ...............    (3,581,242)        115,983         45,777      (21,524,362)        2,231,073
                                                 ------------     -----------     ----------     ------------      ------------
 Net increase (decrease) in net assets from
  operations ..................................    (4,974,760)       (394,578)        69,776      (21,478,123)        2,495,000
                                                 ------------     -----------     ----------     ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     7,753,115       3,104,260        366,696       26,976,692        12,839,917
 Transfers between funds and guaranteed
  interest account, net .......................    14,946,151      11,391,130      1,093,460       45,396,850        32,580,993
 Transfers for contract benefits and
  terminations ................................      (955,562)       (134,130)        (4,645)      (4,898,956)       (2,101,751)
 Contract maintenance charges .................    (1,894,761)       (576,665)        (7,269)      (7,885,135)       (3,235,147)
                                                 ------------     -----------     ----------     ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................    19,848,943      13,784,595      1,448,242       59,589,451        40,084,012
                                                 ------------     -----------     ----------     ------------      ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       153,490        (292,342)       500,894           26,796            29,365
                                                 ------------     -----------     ----------     ------------      ------------
Increase (Decrease) in Net Assets .............    15,027,673      13,097,675      2,018,912       38,138,124        42,608,377
Net Assets - Beginning of Period ..............    15,116,587       2,018,912             --       80,434,806        37,826,429
                                                 ------------     -----------     ----------     ------------      ------------
Net Assets - End of Period ....................  $ 30,144,260     $15,116,587     $2,018,912     $118,572,930      $ 80,434,806
                                                 ============     ===========     ==========     ============      ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --              --             --                3                --
 Redeemed .....................................            --              --             --                 (1)             --
                                                 ------------     -----------     ----------     ---------------   ------------
 Net Increase (Decrease) ......................            --              --             --                2                --
                                                 ------------     -----------     ----------     --------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           493             426             64            1,110               855
 Redeemed .....................................          (240)           (267)           (49)            (601)             (498)
                                                 ------------     -----------     ----------     --------------    ------------
 Net Increase (Decrease) ......................           253             159             15              509               357
                                                 ------------     -----------     ----------     --------------    ------------



                                                EQ/FI Small/Mid
                                                   Cap Value
                                                ---------------
                                                      2000
                                                ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    183,673
 Net realized gain (loss) on investments ......      (925,533)
 Change in unrealized appreciation
  (depreciation) on investments ...............     2,355,805
                                                 ------------
 Net increase (decrease) in net assets from
  operations ..................................     1,613,945
                                                 ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     8,252,522
 Transfers between funds and guaranteed
  interest account, net .......................    (4,015,926)
 Transfers for contract benefits and
  terminations ................................    (1,679,638)
 Contract maintenance charges .................    (2,277,996)
                                                 ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................       278,962
                                                 ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       (14,691)
                                                 ------------
Increase (Decrease) in Net Assets .............     1,878,216
Net Assets - Beginning of Period ..............    35,948,213
                                                 ------------
Net Assets - End of Period ....................  $ 37,826,429
                                                 ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --
 Redeemed .....................................            --
                                                 ------------
 Net Increase (Decrease) ......................            --
                                                 ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           146
 Redeemed .....................................          (143)
                                                 ------------
 Net Increase (Decrease) ......................             3
                                                 ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/High Yield
                                                ----------------------------------------------------
                                                      2002             2001              2000
                                                ---------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  10,681,084    $  11,182,251     $ 13,410,653
 Net realized gain (loss) on investments ......    (14,071,175)     (19,177,544)     (14,615,073)
 Change in unrealized appreciation
  (depreciation) on investments ...............       (252,884)       8,741,806      (11,205,680)
                                                 -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     (3,642,975)         746,513      (12,410,100)
                                                 -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     17,316,670       18,089,741       24,114,311
 Transfers between funds and guaranteed
  interest account, net .......................      7,117,075       (3,097,120)     (21,187,150)
 Transfers for contract benefits and
  terminations ................................     (8,188,562)      (6,596,529)      (6,510,833)
 Contract maintenance charges .................     (9,527,664)      (9,310,362)      (9,706,663)
                                                 -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      6,717,519         (914,270)     (13,290,335)
                                                 -------------    -------------     ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................        (10,748)          (4,036)      (2,037,976)
                                                 -------------    -------------     ------------
Increase (Decrease) in Net Assets .............      3,063,796         (171,793)     (27,738,411)
Net Assets - Beginning of Period ..............    121,924,278      122,096,071      149,834,482
                                                 -------------    -------------     ------------
Net Assets - End of Period ....................  $ 124,988,074    $ 121,924,278     $122,096,071
                                                 =============    =============     ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            507              437              214
 Redeemed .....................................           (488)            (454)            (272)
                                                 -------------    -------------     ------------
 Net Increase (Decrease) ......................             19              (17)             (58)
                                                 -------------    -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            119               54               27
 Redeemed .....................................            (62)             (17)                (6)
                                                 -------------    -------------     ---------------
 Net Increase (Decrease) ......................             57               37               21
                                                 -------------    -------------     --------------



                                                       EQ/International Equity Index            EQ/J.P. Morgan Core Bond
                                                ------------------------------------------- --------------------------------
                                                      2002          2001          2000            2002            2001
                                                --------------- ------------ -------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    1,847     $    (600)    $    (41)      $   476,299      $ 166,586
 Net realized gain (loss) on investments ......      (57,958)      (35,044)       3,601           118,974         70,457
 Change in unrealized appreciation
  (depreciation) on investments ...............      (54,905)      (12,786)     (19,166)          284,742        (95,335)
                                                  ----------     ---------     --------       -----------      ---------
 Net increase (decrease) in net assets from
  operations ..................................     (111,016)      (48,430)     (15,606)          880,015        141,708
                                                  ----------     ---------     --------       -----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........       66,299       181,108       70,925         1,391,327        574,925
 Transfers between funds and guaranteed
  interest account, net .......................      163,976        25,789      128,159         5,382,020      2,969,291
 Transfers for contract benefits and
  terminations ................................       (2,879)       (4,606)         (77)          (13,293)        (1,805)
 Contract maintenance charges .................      (39,102)      (18,330)      (6,569)         (339,694)       (72,727)
                                                  ----------     ---------     --------       -----------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions .................      188,294       183,961      192,438         6,420,360      3,469,684
                                                  ----------     ---------     --------       -----------      ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       68,056           529           15           117,928          3,533
                                                  ----------     ---------     --------       -----------      ---------
Increase (Decrease) in Net Assets .............      145,334       136,060      176,847         7,418,303      3,614,925
Net Assets - Beginning of Period ..............      314,167       178,107        1,260         4,697,408      1,082,483
                                                  ----------     ---------     --------       -----------      ---------
Net Assets - End of Period ....................   $  459,501     $ 314,167     $178,107       $12,115,711      $4,697,408
                                                  ==========     =========     ========       ===========      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --            --           --                --             --
 Redeemed .....................................           --            --           --                --             --
                                                  ----------     ---------     --------       -----------      ----------
 Net Increase (Decrease) ......................           --            --           --                --             --
                                                  ----------     ---------     --------       -----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            6             2            4                73             34
 Redeemed .....................................             (2)         --             (2)            (18)              (4)
                                                  -------------  ---------     -----------    -----------      ------------
 Net Increase (Decrease) ......................            4             2            2                55             30
                                                  ------------   ---------     ----------     -----------      -----------




                                                EQ/J.P. Morgan
                                                  Core Bond
                                                -------------
                                                     2000
                                                -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   48,406
 Net realized gain (loss) on investments ......         908
 Change in unrealized appreciation
  (depreciation) on investments ...............       2,005
                                                 ----------
 Net increase (decrease) in net assets from
  operations ..................................      51,319
                                                 ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      84,090
 Transfers between funds and guaranteed
  interest account, net .......................     951,048
 Transfers for contract benefits and
  terminations ................................          --
 Contract maintenance charges .................      (6,190)
                                                 ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................   1,028,948
                                                 ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................          24
                                                 ----------
Increase (Decrease) in Net Assets .............   1,080,291
Net Assets - Beginning of Period ..............       2,192
                                                 ----------
Net Assets - End of Period ....................  $1,082,483
                                                 ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          --
 Redeemed .....................................          --
                                                 ----------
 Net Increase (Decrease) ......................          --
                                                 ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           9
 Redeemed .....................................          --
                                                 ----------
 Net Increase (Decrease) ......................           9
                                                 ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Janus Large Cap Growth (r)
                                                ------------------------------------------------
                                                      2002            2001            2000
                                                --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (79,582)   $    (44,414)     $   1,297
 Net realized gain (loss) on investments ......    (1,611,929)     (1,095,410)        (3,341)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (4,044,944)     (1,003,017)      (280,573)
                                                 ------------    ------------      ---------
 Net increase (decrease) in net assets from
  operations ..................................    (5,736,455)     (2,142,841)      (282,617)
                                                 ------------    ------------      ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     6,298,798       4,178,096        531,995
 Transfers between funds and guaranteed
  interest account, net .......................     3,745,134       8,973,650      3,230,829
 Transfers for contract benefits and
  terminations ................................      (602,318)       (127,892)           (11)
 Contract maintenance charges .................    (1,580,907)       (840,444)       (28,450)
                                                 ------------    ------------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions .................     7,860,707      12,183,410      3,734,363
                                                 ------------    ------------      ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       148,585        (301,402)       502,998
                                                 ------------    ------------      ---------
Increase (Decrease) in Net Assets .............     2,272,837       9,739,167      3,954,744
Net Assets - Beginning of Period ..............    13,693,911       3,954,744             --
                                                 ------------    ------------      ---------
Net Assets - End of Period ....................  $ 15,966,748    $ 13,693,911      $3,954,744
                                                 ============    ============      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --              --             --
 Redeemed .....................................            --              --             --
                                                 ------------    ------------      ----------
 Net Increase (Decrease) ......................            --              --             --
                                                 ------------    ------------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           297             291             47
 Redeemed .....................................          (155)           (122)              (5)
                                                 ------------    ------------      ------------
 Net Increase (Decrease) ......................           142             169             42
                                                 ------------    ------------      -----------



                                                       EQ/Lazard Small Cap Value (r)            EQ/Marsico Focus (d)
                                                ------------------------------------------- ----------------------------
                                                     2002            2001           2000          2002          2001
                                                -------------- ---------------- ----------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    4,111      $  64,828      $  2,778    $    (41,277)    $   (365)
 Net realized gain (loss) on investments ......       30,651        137,762           250        (259,061)         159
 Change in unrealized appreciation
  (depreciation) on investments ...............     (376,866)        20,327         6,143      (1,429,037)       8,459
                                                  ----------      ---------      --------    ------------     --------
 Net increase (decrease) in net assets from
  operations ..................................     (342,104)       222,917         9,171      (1,729,375)       8,253
                                                  ----------      ---------      --------    ------------     --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      506,266        153,359        29,043       2,791,954       58,977
 Transfers between funds and guaranteed
  interest account, net .......................       97,221      1,821,881        97,039      20,649,620      634,874
 Transfers for contract benefits and
  terminations ................................      (94,298)          (743)          (47)       (219,524)          --
 Contract maintenance charges .................      (88,069)       (33,037)       (2,949)       (728,005)      (3,060)
                                                  ----------      ---------      --------    ------------     --------
 Net increase (decrease) in net assets from
  contractowners transactions .................      421,120      1,941,460       123,086      22,494,045      690,791
                                                  ----------      ---------      --------    ------------     --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       63,807          2,091            15          77,488          365
                                                  ----------      ---------      --------    ------------     --------
Increase (Decrease) in Net Assets .............      142,823      2,166,468       132,272      20,842,158      699,409
Net Assets - Beginning of Period ..............    2,298,740        132,272            --         699,409           --
                                                  ----------      ---------      --------    ------------     --------
Net Assets - End of Period ....................   $2,441,563      $2,298,740     $132,272    $ 21,541,567     $699,409
                                                  ==========      ==========     ========    ============     ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --             --            --              --           --
 Redeemed .....................................           --             --            --              --           --
                                                  ----------      ----------     --------    ------------     --------
 Net Increase (Decrease) ......................           --             --            --              --           --
                                                  ----------      ----------     --------    ------------     --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           15             19             1             292            7
 Redeemed .....................................          (11)              (3)         --             (69)          --
                                                  ----------      ------------   --------    ------------     --------
 Net Increase (Decrease) ......................            4             16             1             223            7
                                                  ----------      -----------    --------    ------------     --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Mercury Basic Value Equity
                                                ------------------------------------------------
                                                      2002             2001            2000
                                                ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     703,227    $  2,539,500    $  2,328,016
 Net realized gain (loss) on investments ......     (1,109,774)      2,183,807       3,134,933
 Change in unrealized appreciation
  (depreciation) on investments ...............    (21,147,465)       (467,046)         80,020
                                                 -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................    (21,554,012)      4,256,261       5,542,969
                                                 -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     22,761,044      15,725,847      14,274,696
 Transfers between funds and guaranteed
  interest account, net .......................     25,587,718      30,278,072        (709,168)
 Transfers for contract benefits and
  terminations ................................     (3,965,090)     (2,364,969)     (2,590,934)
 Contract maintenance charges .................     (7,153,098)     (3,962,409)     (2,726,971)
                                                 -------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     37,230,574      39,676,541       8,247,623
                                                 -------------    ------------    ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         65,036          19,766          (2,113)
                                                 -------------    ------------    ------------
Increase (Decrease) in Net Assets .............     15,741,598      43,952,568      13,788,479
Net Assets - Beginning of Period ..............     97,531,356      53,578,788      39,790,309
                                                 -------------    ------------    ------------
Net Assets - End of Period ....................  $ 113,272,954    $ 97,531,356    $ 53,578,788
                                                 =============    ============    ============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --              --              --
 Redeemed .....................................             --              --              --
                                                 -------------    ------------    ------------
 Net Increase (Decrease) ......................             --              --              --
                                                 -------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            462             409             167
 Redeemed .....................................           (239)           (173)           (111)
                                                 -------------    ------------    ------------
 Net Increase (Decrease) ......................            223             236              56
                                                 -------------    ------------    ------------




                                                                                                     EQ/MFS Investors
                                                          EQ/MFS Emerging Growth Companies                Trust
                                                ---------------------------------------------------- ---------------
                                                      2002              2001              2000             2002
                                                ---------------- ----------------- ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (911,294)   $    (1,252,435)  $     4,239,609   $       8,380
 Net realized gain (loss) on investments ......    (54,691,176)       (79,597,391)       42,246,120        (561,412)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (18,607,153)       (29,752,357)     (121,109,758)       (729,555)
                                                 -------------    ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations ..................................    (74,209,623)      (110,602,183)      (74,624,029)     (1,282,587)
                                                 -------------    ---------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........     42,212,245         59,452,044        70,287,748       1,481,995
 Transfers between funds and guaranteed
  interest account, net .......................    (26,499,349)       (17,664,893)      106,624,803       2,862,773
 Transfers for contract benefits and
  terminations ................................     (9,253,128)        (8,729,236)      (11,540,315)       (395,375)
 Contract maintenance charges .................    (16,423,748)       (18,898,434)      (16,274,107)       (439,559)
                                                 -------------    ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     (9,963,980)        14,159,481       149,098,129       3,509,834
                                                 -------------    ---------------   ---------------   -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................         26,662             59,311           (13,468)        156,498
                                                 -------------    ---------------   ---------------   -------------
Increase (Decrease) in Net Assets .............    (84,146,941)       (96,383,391)       74,460,632       2,383,745
Net Assets - Beginning of Period ..............    216,260,282        312,643,673       238,183,041       4,095,531
                                                 -------------    ---------------   ---------------   -------------
Net Assets - End of Period ....................  $ 132,113,341    $   216,260,282   $   312,643,673   $   6,479,276
                                                 =============    ===============   ===============   =============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --                 --                --              --
 Redeemed .....................................             --                 --                --              --
                                                 -------------    ---------------   ---------------   -------------
 Net Increase (Decrease) ......................             --                 --                --              --
                                                 -------------    ---------------   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................          1,631              1,853             1,794              83
 Redeemed .....................................         (1,719)            (1,765)           (1,248)            (37)
                                                 -------------    ---------------   ---------------   -------------
 Net Increase (Decrease) ......................            (88)                88               546              46
                                                 -------------    ---------------   ---------------   -------------



                                                   EQ/MFS Investors Trust
                                                -----------------------------
                                                     2001           2000
                                                -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $      143     $    1,225
 Net realized gain (loss) on investments ......      (95,215)        13,705
 Change in unrealized appreciation
  (depreciation) on investments ...............     (389,623)       (41,696)
                                                  ----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................     (484,695)       (26,766)
                                                  ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........    1,308,391        915,571
 Transfers between funds and guaranteed
  interest account, net .......................    1,379,673      1,166,335
 Transfers for contract benefits and
  terminations ................................      (64,804)      (108,500)
 Contract maintenance charges .................     (304,911)      (125,415)
                                                  ----------     ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................    2,318,349      1,847,991
                                                  ----------     ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................        4,927         20,011
                                                  ----------     ----------
Increase (Decrease) in Net Assets .............    1,838,581      1,841,236
Net Assets - Beginning of Period ..............    2,256,950        415,714
                                                  ----------     ----------
Net Assets - End of Period ....................   $4,095,531     $2,256,950
                                                  ==========     ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --             --
 Redeemed .....................................           --             --
                                                  ----------     ----------
 Net Increase (Decrease) ......................           --             --
                                                  ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           39             34
 Redeemed .....................................          (13)           (16)
                                                  ----------     ----------
 Net Increase (Decrease) ......................           26             18
                                                  ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Money Market
                                               -----------------------------------------------------
                                                      2002              2001              2000
                                               ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $     4,211,793   $    12,140,810   $    18,750,665
 Net realized gain (loss) on investments .....       (5,188,291)       (1,312,388)       13,517,536
 Change in unrealized appreciation
  (depreciation) on investments ..............        5,378,377         2,210,091       (12,753,418)
                                                ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .................................        4,401,879        13,038,513        19,514,783
                                                ---------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......      230,349,860       281,063,327       261,734,365
 Transfers between funds and guaranteed
  interest account, net ......................     (119,205,234)     (148,469,048)     (159,392,173)
 Transfers for contract benefits and
  terminations ...............................      (87,674,273)      (27,698,359)      (33,650,289)
 Contract maintenance charges ................      (39,250,883)      (33,347,788)      (30,749,863)
                                                ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ................      (15,780,530)       71,548,132        37,942,040
                                                ---------------   ---------------   ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................          113,197           113,926        (2,047,311)
                                                ---------------   ---------------   ---------------
Increase (Decrease) in Net Assets ............      (11,265,454)       84,700,571        55,409,512
Net Assets - Beginning of Period .............      484,538,460       399,837,889       344,428,377
                                                ---------------   ---------------   ---------------
Net Assets - End of Period ...................  $   473,273,006   $   484,538,460   $   399,837,889
                                                ===============   ===============   ===============
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            7,342            16,851            14,870
 Redeemed ....................................           (7,301)          (16,788)          (14,766)
                                                ---------------   ---------------   ---------------
 Net Increase (Decrease) .....................               41                63               104
                                                ---------------   ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................            2,644             5,670             3,447
 Redeemed ....................................           (2,503)           (5,232)           (3,266)
                                                ---------------   ---------------   ---------------
 Net Increase (Decrease) .....................              141               438               181
                                                ---------------   ---------------   ---------------




                                                       EQ/Putnam Growth & Income Value         EQ/Putnam International Equity (j)
                                               ----------------------------------------------- ----------------------------------
                                                     2002            2001            2000            2002             2001
                                               --------------- --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $    259,774    $    138,028    $    126,120    $      209,179     $   6,539
 Net realized gain (loss) on investments .....    (1,298,427)       (289,234)       (439,753)       (1,892,139)     (213,305)
 Change in unrealized appreciation
  (depreciation) on investments ..............    (5,081,256)     (1,766,064)      1,779,700        (9,674,470)     (127,410)
                                                ------------    ------------    ------------    --------------     ---------
 Net increase (decrease) in net assets from
  operations .................................    (6,119,909)     (1,917,270)      1,466,067       (11,357,430)     (334,176)
                                                ------------    ------------    ------------    --------------     ---------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......     5,822,705       5,774,568       6,483,419         9,200,750       525,435
 Transfers between funds and guaranteed
  interest account, net ......................     1,034,333       3,224,087      (2,317,055)       64,088,431     1,289,973
 Transfers for contract benefits and
  terminations ...............................    (1,464,469)       (883,203)     (1,310,344)       (1,404,482)      (21,852)
 Contract maintenance charges ................    (2,013,454)     (1,704,681)     (1,561,710)       (2,886,983)     (117,395)
                                                ------------    ------------    ------------    --------------     ---------
 Net increase (decrease) in net assets from
  contractowners transactions ................     3,379,115       6,410,771       1,294,310        68,997,716     1,676,161
                                                ------------    ------------    ------------    --------------     ---------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................       102,693          16,347          (2,863)          197,554         2,400
                                                ------------    ------------    ------------    --------------     ---------
Increase (Decrease) in Net Assets ............    (2,638,101)      4,509,848       2,757,514        57,837,840     1,344,385
Net Assets - Beginning of Period .............    29,061,141      24,551,293      21,793,779         2,328,480       984,095
                                                ------------    ------------    ------------    --------------     ---------
Net Assets - End of Period ...................  $ 26,423,040    $ 29,061,141    $ 24,551,293    $   60,166,320     $2,328,480
                                                ============    ============    ============    ==============     ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................            --              --              --                --            --
 Redeemed ....................................            --              --              --                --            --
                                                ------------    ------------    ------------    --------------     ----------
 Net Increase (Decrease) .....................            --              --              --                --            --
                                                ------------    ------------    ------------    --------------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................           134             107              90             1,007            20
 Redeemed ....................................          (103)            (55)            (79)             (316)             (5)
                                                ------------    ------------    ------------    --------------     ------------
 Net Increase (Decrease) .....................            31              52              11               691            15
                                                ------------    ------------    ------------    --------------     -----------



                                                  EQ/Putnam
                                                International
                                                    Equity
                                                     2000
                                               ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................   $   62,003
 Net realized gain (loss) on investments .....       70,005
 Change in unrealized appreciation
  (depreciation) on investments ..............     (158,452)
                                                 ----------
 Net increase (decrease) in net assets from
  operations .................................      (26,444)
                                                 ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners .......      177,172
 Transfers between funds and guaranteed
  interest account, net ......................      857,709
 Transfers for contract benefits and
  terminations ...............................         (173)
 Contract maintenance charges ................      (24,910)
                                                 ----------
 Net increase (decrease) in net assets from
  contractowners transactions ................    1,009,798
                                                 ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP .................................           25
                                                 ----------
Increase (Decrease) in Net Assets ............      983,379
Net Assets - Beginning of Period .............          716
                                                 ----------
Net Assets - End of Period ...................   $  984,095
                                                 ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued ......................................           --
 Redeemed ....................................           --
                                                 ----------
 Net Increase (Decrease) .....................           --
                                                 ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ......................................            4
 Redeemed ....................................             (1)
                                                 -------------
 Net Increase (Decrease) .....................            3
                                                 ------------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Putnam Voyager
                                                -------------------------------------------------
                                                      2002             2001             2000
                                                ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $  (6,791)       $  (6,498)      $    1,432
 Net realized gain (loss) on investments ......     (180,020)         (90,894)          (9,744)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (264,798)        (153,864)        (115,853)
                                                   ---------        ---------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     (451,609)        (251,256)        (124,165)
                                                   ---------        ---------       ----------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      376,125          665,693          280,877
 Transfers between funds and guaranteed
  interest account, net .......................       99,421          461,861          598,298
 Transfers for contract benefits and
  terminations ................................      (25,683)         (30,677)              --
 Contract maintenance charges .................     (121,957)         (91,205)         (23,958)
                                                   ---------        ---------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................      327,906        1,005,672          855,217
                                                   ---------        ---------       ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       58,719            1,590               19
                                                   ---------        ---------       ----------
Increase (Decrease) in Net Assets .............      (64,984)         756,006          731,071
Net Assets - Beginning of Period ..............    1,498,488          742,482           11,411
                                                   ---------        ---------       ----------
Net Assets - End of Period ....................    $1,433,504       $1,498,488      $  742,482
                                                   ==========       ==========      ==========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --               --
 Redeemed .....................................           --               --               --
                                                   ----------       ----------      ----------
 Net Increase (Decrease) ......................           --               --               --
                                                   ----------       ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            8               12                8
 Redeemed .....................................             (4)              (2)              (1)
                                                   ------------     ------------    -------------
 Net Increase (Decrease) ......................            4               10                7
                                                   -----------      -----------     ------------



                                                        EQ/Small Company Index
                                                ---------------------------------------
                                                      2002          2001        2000
                                                --------------- ----------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $      (23)    $   1,623   $  3,112
 Net realized gain (loss) on investments ......      (40,343)       (5,635)     2,773
 Change in unrealized appreciation
  (depreciation) on investments ...............     (148,885)       38,966     (7,854)
                                                  ----------     ---------   --------
 Net increase (decrease) in net assets from
  operations ..................................     (189,251)       34,954     (1,969)
                                                  ----------     ---------   --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........      157,952        96,565     15,197
 Transfers between funds and guaranteed
  interest account, net .......................       88,392       393,493     42,754
 Transfers for contract benefits and
  terminations ................................         (183)       (1,623)       (36)
 Contract maintenance charges .................      (22,592)      (12,197)    (3,051)
                                                  ----------     ---------   --------
 Net increase (decrease) in net assets from
  contractowners transactions .................      223,569       476,238     54,864
                                                  ----------     ---------   --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................       84,102           820     20,007
                                                  ----------     ---------   --------
Increase (Decrease) in Net Assets .............      118,420       512,012     72,902
Net Assets - Beginning of Period ..............      584,914        72,902         --
                                                  ----------     ---------   --------
Net Assets - End of Period ....................   $  703,334     $ 584,914   $ 72,902
                                                  ==========     =========   ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --            --         --
 Redeemed .....................................           --            --         --
                                                  ----------     ---------   --------
 Net Increase (Decrease) ......................           --            --         --
                                                  ----------     ---------   --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            3             5         --
 Redeemed .....................................             (2)         --         --
                                                  -------------  ---------   --------
 Net Increase (Decrease) ......................            1             5         --
                                                  ------------   ---------   --------

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 MFS Mid Cap Growth (m)   PIMCO Renaissance (m)
                                                ------------------------ -----------------------
                                                          2002                     2002
                                                ------------------------ -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................         $   (1)                 $    106
 Net realized gain (loss) on investments ......              3                        49
 Change in unrealized appreciation
  (depreciation) on investments ...............               (6)                     13
                                                        ---------               --------
 Net increase (decrease) in net assets from
  operations ..................................               (4)                    168
                                                        ---------               --------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........             --                    18,392
 Transfers between funds and guaranteed
  interest account, net .......................            953                     3,518
 Transfers for contract benefits and
  terminations ................................             --                        --
 Contract maintenance charges .................           (535)                   (1,343)
                                                        --------                --------
 Net increase (decrease) in net assets from
  contractowners transactions .................            418                    20,567
                                                        --------                --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................              2                      (102)
                                                        --------                --------
Increase (Decrease) in Net Assets .............            416                    20,633
Net Assets - Beginning of Period ..............             --                        --
                                                        --------                --------
Net Assets - End of Period ....................         $  416                  $ 20,633
                                                        ========                ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --                        --
 Redeemed .....................................             --                        --
                                                        --------                --------
 Net Increase (Decrease) ......................             --                        --
                                                        --------                --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             --                        --
 Redeemed .....................................             --                        --
                                                        --------                --------
 Net Increase (Decrease) ......................             --                        --
                                                        --------                --------



                                                 PIMCO Total Return (m)   U.S. Real Estate (n)   Vanguard VIF Equity Index (h)
                                                ------------------------ ---------------------- -------------------------------
                                                          2002                    2002                        2002
                                                ------------------------ ---------------------- -------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................         $1,035                 $   63,796                  $  (123)
 Net realized gain (loss) on investments ......               (1)                      99                     (789)
 Change in unrealized appreciation
  (depreciation) on investments ...............            145                    (48,679)                  (2,230)
                                                        --------               ----------                  -------
 Net increase (decrease) in net assets from
  operations ..................................          1,179                     15,216                   (3,142)
                                                        --------               ----------                  -------
Contractowners Transactions:
 Contributions and Transfers:
 Payments received from contractowners ........         22,110                      2,241                   77,588
 Transfers between funds and guaranteed
  interest account, net .......................          9,175                  1,296,125                   41,182
 Transfers for contract benefits and
  terminations ................................             --                         --                       --
 Contract maintenance charges .................           (811)                    (8,524)                  (4,347)
                                                        --------               ----------                  -------
 Net increase (decrease) in net assets from
  contractowners transactions .................         30,474                  1,289,842                  114,423
                                                        --------               ----------                  -------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account FP ..................................            144                         --                      124
                                                        --------               ----------                  -------
Increase (Decrease) in Net Assets .............         31,797                  1,305,058                  111,405
Net Assets - Beginning of Period ..............             --                         --                       --
                                                        --------               ----------                  -------
Net Assets - End of Period ....................         $31,797                $1,305,058                  $111,405
                                                        ========               ==========                  ========
Changes in Units:

Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             --                         12                        2
 Redeemed .....................................             --                         --                         (1)
                                                        --------               ----------                  ----------
 Net Increase (Decrease) ......................             --                         12                        1
                                                        --------               ----------                  ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             --                         --                       --
 Redeemed .....................................             --                         --                       --
                                                        --------               ----------                  ---------
 Net Increase (Decrease) ......................             --                         --                       --
                                                        --------               ----------                  ---------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) Commenced operations on May 22, 2000.
(b) Commenced operations on June 22, 2000.
(c) Commenced operations on October 22, 2000.
(d) Commenced operations on October 22, 2001.
(e) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio, occurred on May 18, 2001 (See Note 5).
(f) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(g) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(h) Commenced operations on April 26, 2002.
(i) Commenced operations on May 13, 2002.
(j) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).
(k) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(l) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(m) Commenced operations on August 2, 2002.
(n) Commenced operations on November 5, 2002.
(o) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(p) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(q) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
(r) Commenced operations on September 5, 2000.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2002


1.   Organization

     The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), MFS Variable Insurance Trust, OCC Accumulation Trust, Pimco Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

     The Account consists of 49 variable investment options(1):

     o AXA Premier VIP Core Bond                       o EQ/Emerging Markets Equity(3)
     o AXA Premier VIP Health Care                     o EQ/Equity 500 Index(4)
     o AXA Premier VIP International Equity            o EQ/Evergreen Omega(5)
     o AXA Premier VIP Large Cap Core Equity           o EQ/FI Mid Cap
     o AXA Premier VIP Large Cap Growth                o EQ/FI Small/Mid Cap Value(6)
     o AXA Premier VIP Large Cap Value                 o EQ/High Yield(14)
     o AXA Premier VIP Small/Mid Cap Growth            o EQ/International Equity Index(7)
     o AXA Premier VIP Small/Mid Cap Value             o EQ/J.P. Morgan Core Bond(8)
     o AXA Premier VIP Technology                      o EQ/Janus Large Cap Growth
     o Davis Value                                     o EQ/Lazard Small Cap Value
     o EQ/Aggressive Stock(2)                          o EQ/Marsico Focus
     o EQ/Alliance Common Stock                        o EQ/Mercury Basic Value Equity(9)
     o EQ/Alliance Growth and Income                   o EQ/MFS Emerging Growth Companies
     o EQ/Alliance Intermediate Government Securities  o EQ/MFS Investors Trust(10)
     o EQ/Alliance International                       o EQ/Money Market(15)
     o EQ/Alliance Premier Growth                      o EQ/Putnam Growth & Income Value
     o EQ/Alliance Quality Bond                        o EQ/Putnam International Equity
     o EQ/Alliance Small Cap Growth                    o EQ/Putnam Voyager(13)
     o EQ/Alliance Technology                          o EQ/Small Company Index(11)
     o EQ/Balanced                                     o MFS Mid Cap Growth
     o EQ/Bernstein Diversified Value(12)              o PIMCO Renaissance
     o EQ/Calvert Socially Responsible                 o PIMCO Total Return
     o EQ/Capital Guardian International               o U.S. Real Estate
     o EQ/Capital Guardian Research                    o Vanguard VIF Equity Index
     o EQ/Capital Guardian U.S. Equity


     ----------
      1) Effective May 18, 2001 the names of the EQAT investment options include    9) Formerly known as Merrill
         EQ/.                                                                          Lynch Basic Value Equity
      2) Formerly known as Alliance Aggressive                                     10) Formerly known as MFS Growth with Income
      3) Formerly known as Morgan Stanley Emerging Markets Equity                  11) Formerly known as BT Small Company Index
      4) Formerly known as Alliance Equity Index                                   12) Formerly known as Lazard Large Cap Value
      5) Formerly known as EQ/Evergreen                                            13) Formerly known as EQ/Putnam Investors Growth
      6) Formerly known as Warburg Pincus Small Company Value                      14) Formerly known as EQ/Alliance High Yield
      7) Formerly known as BT International Equity Index                           15) Formerly known as EQ/Alliance Money Market
      8) Formerly known as JPM Core Bond Portfolio


     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


1.   Organization (Concluded)

     The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Incentive Life Plus(SM), Paramount Life, IL Protector(SM), and Incentive Life COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, Survivorship Incentive Life '02; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class B shares and are different from Incentive Life products.

     The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distributor Channel.

     The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

     Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

     Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

     Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

     Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


2.   Significant Accounting Policies (Concluded)

     is subject to creditor rights.

     Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

     The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                                    Purchases           Sales
                                                                ----------------   --------------
     AXA Premier VIP Core Bond ..............................    $   26,873,217     $  4,238,231
     AXA Premier VIP Health Care ............................         6,667,548        3,873,799
     AXA Premier VIP International Equity ...................           117,087           28,629
     AXA Premier VIP Large Cap Core Equity ..................            29,830               45
     AXA Premier VIP Large Cap Growth .......................           152,843           15,484
     AXA Premier VIP Large Cap Value ........................           268,752           30,329
     AXA Premier VIP Small/Mid Cap Growth ...................           143,750           27,601
     AXA Premier VIP Small/Mid Cap Value ....................        11,854,659        4,683,328
     AXA Premier VIP Technology .............................            71,955           21,359
     Davis Value ............................................            21,791              571
     EQ/Aggressive Stock ....................................       289,086,882      325,263,173
     EQ/Alliance Common Stock ...............................       233,423,435      388,788,813
     EQ/Alliance Growth and Income ..........................       100,611,086       64,375,876
     EQ/Alliance Intermediate Government Securities .........       135,797,809       60,873,507
     EQ/Alliance International ..............................       405,004,695       59,026,014
     EQ/Alliance Premier Growth .............................        61,557,657       61,039,479
     EQ/Alliance Quality Bond ...............................        82,855,129       65,452,876
     EQ/Alliance Small Cap Growth ...........................       175,097,952      157,288,125
     EQ/Alliance Technology .................................        28,308,979       20,501,896
     EQ/Balanced ............................................     1,546,380,943      818,880,673
     EQ/Bernstein Diversified Value .........................       115,629,444       72,932,798
     EQ/Calvert Socially Responsible ........................            50,000               --
     EQ/Capital Guardian International ......................         1,035,662          190,702
     EQ/Capital Guardian Research ...........................        61,192,215       11,096,098
     EQ/Capital Guardian U.S. Equity ........................        28,534,489        9,154,281
     EQ/Emerging Markets Equity .............................        45,092,458       37,014,904
     EQ/Equity 500 Index ....................................       192,784,600      148,072,703
     EQ/Evergreen Omega .....................................         2,313,821        1,025,076
     EQ/FI Mid Cap ..........................................        31,443,829       11,564,691
     EQ/FI Small/Mid Cap Value ..............................        93,460,402       33,797,769
     EQ/High Yield ..........................................       105,271,572       87,781,297
     EQ/International Equity Index ..........................           440,310          181,563
     EQ/J.P. Morgan Core Bond ...............................         9,285,029        2,201,806
     EQ/Janus Large Cap Growth ..............................        12,577,837        4,648,382
     EQ/Lazard Small Cap Value ..............................         1,815,987        1,308,585

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


3. Purchases and Sales of Investments (Concluded)


                                                      Purchases            Sales
                                                  ----------------   ----------------
     EQ/Marsico Focus .........................       26,368,760          3,838,503
     EQ/Mercury Basic Value Equity ............       51,993,613         13,322,791
     EQ MFS Emerging Growth Companies .........      153,093,746        163,865,535
     EQ/MFS Investors Trust ...................        5,564,212          1,915,955
     EQ/Money Market ..........................    1,272,801,780      1,282,151,525
     EQ/Putnam Growth & Income Value ..........       11,703,824          7,963,184
     EQ/Putnam International Equity ...........       89,827,683         20,422,300
     EQ/Putnam Voyager ........................          607,686            227,828
     EQ/Small Company Index ...................          388,944            125,606
     MFS Mid Cap Growth .......................              953                535
     PIMCO Renaissance ........................           21,697              1,024
     PIMCO Total Return .......................           32,342                684
     U.S. Real Estate .........................        1,362,014              8,470
     Vanguard VIF Equity Index ................          154,182             39,758

4.   Expenses and Related Party Transactions

     The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

     Equitable Life serves as investment manager of EQAT and VIP. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Massachusetts Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for OCC Accumulation Trust--PIMCO Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Morgan Stanley Asset Management serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.16% to a high of 1.50% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

     Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

     AXA Advisors and Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

     The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


4.   Expenses and Related Party Transactions (Concluded)

     commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5.   Substitutions

     Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


     ------------------------------------------------------------------------------------------------
     November 22, 2002          Removed Portfolio                            Surviving Portfolio
     ------------------------------------------------------------------------------------------------
                            EQ/MFS Research Portfolio                   EQ/Capital Guardian Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class B       4,335,056                                      4,358,366
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $ 38,119,315                                 $   38,119,315
     ------------------------------------------------------------------------------------------------
     Net Assets before    $ 38,119,315                                 $   18,068,522
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $   56,187,837
     ------------------------------------------------------------------------------------------------
                       EQ/Alliance Growth Investors Portfolio           EQ/Balanced Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class A      51,453,894                                     55,402,308
     ------------------------------------------------------------------------------------------------
     Shares -- Class B       1,872,853                                      2,024,189
     ------------------------------------------------------------------------------------------------
     Value -- Class A     $721,568,581                                 $  721,568,581
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $ 26,179,797                                 $   26,179,797
     ------------------------------------------------------------------------------------------------
     Net Assets before    $747,748,378                                 $  601,286,095
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $1,349,034,473
     ------------------------------------------------------------------------------------------------
                       EQ/Alliance Global Portfolio               EQ/Alliance International Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class A      27,085,484                                     43,212,510
     ------------------------------------------------------------------------------------------------
     Shares -- Class B       1,688,036                                      2,704,868
     ------------------------------------------------------------------------------------------------
     Value -- Class A     $321,766,287                                 $  321,766,287
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $ 19,861,058                                 $   19,861,058
     ------------------------------------------------------------------------------------------------
     Net Assets before    $341,627,845                                 $   60,898,203
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $  402,526,048
     ------------------------------------------------------------------------------------------------
      July 12, 2002           Removed Portfolio                             Surviving Portfolio
     ------------------------------------------------------------------------------------------------
                         AXP New Dimensions Portfolio        EQ/Capital Guardian U.S. Equity Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class B         646,346                                        466,139
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $  3,739,434                                 $    3,739,434
     ------------------------------------------------------------------------------------------------
     Net Assets before    $  3,739,434                                 $   17,722,126
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $   21,461,560
     ------------------------------------------------------------------------------------------------
                      AXP Strategy Aggressive Portfolio         EQ/Alliance Small Cap Portfolio
     ------------------------------------------------------------------------------------------------
     Shares -- Class A                                                        208,991
     ------------------------------------------------------------------------------------------------
     Shares -- Class B         918,822                                         74,901
     ------------------------------------------------------------------------------------------------
     Value -- Class A                                                  $    2,022,745
     ------------------------------------------------------------------------------------------------
     Value -- Class B     $  2,738,295                                 $      715,550
     ------------------------------------------------------------------------------------------------
     Net Assets before    $  2,738,295                                 $  121,231,952
     ------------------------------------------------------------------------------------------------
     Net Assets after                                                  $  123,970,247
     ------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


5. Substitutions (Continued)


     ---------------------------------------------------------------------------------------------------
      April 26, 2002                       Removed Portfolio                 Surviving Portfolio
     ---------------------------------------------------------------------------------------------------
                             EQ/T.Rowe Price International Portfolio   EQ/Putnam International Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B      6,910,736                                      5,546,857
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $ 58,695,342                                   $ 58,695,342
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $ 58,695,342                                   $  2,614,787
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                                   $ 61,310,129
     ---------------------------------------------------------------------------------------------------
     May 18, 2001                       Removed Portfolio                           Surviving Portfolio
     ---------------------------------------------------------------------------------------------------
                           Alliance Conservative Investors Portfolio               EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A     17,996,107
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B        369,654
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $213,613,796
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $  4,369,307
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $217,993,103
     ---------------------------------------------------------------------------------------------------
                                EQ/Evergreen Foundation Portfolio                  EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A         29,561
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B         22,643
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $    279,939
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $    214,429
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $    494,368
     ---------------------------------------------------------------------------------------------------
                                   EQ/Putnam Balanced Portfolio                    EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A        910,237
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B        107,226
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $ 11,241,432
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $  1,324,236
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $ 12,565,668
     ---------------------------------------------------------------------------------------------------
                                 Mercury World Strategy Portfolio                  EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A        475,863
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B         59,561
     ---------------------------------------------------------------------------------------------------
     Value -- Class A    $  4,668,221
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $    584,293
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $  5,252,514
     ---------------------------------------------------------------------------------------------------
      Total Impact                                                                 EQ/Balanced Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class A                                                    14,665,181
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B                                                       416,171
     ---------------------------------------------------------------------------------------------------
     Value -- Class A                                                   $229,803,388
     ---------------------------------------------------------------------------------------------------
     Value -- Class B                                                   $  6,492,265
     ---------------------------------------------------------------------------------------------------
     Net Assets before                                                  $515,130,871
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                                   $751,436,524
     ---------------------------------------------------------------------------------------------------
                      EQ/T. Rowe Price Equity Income Portfolio        EQ/Bernstein Diversified Portfolio
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B      5,374,332                                      6,288,796
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $ 71,048,669                                   $ 71,048,669
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $ 71,048,669                                   $    648,683
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                                   $ 71,697,352
     ---------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


     ---------------------------------------------------------------------------------------------------
      October 6, 2000                Removed Portfolio              Surviving Portfolio
     ---------------------------------------------------------------------------------------------------
                             BT Equity Index 500 Portfolio         EQ/Equity 500 Index
     ---------------------------------------------------------------------------------------------------
     Shares -- Class B       71,158                                35,800
     ---------------------------------------------------------------------------------------------------
     Value -- Class B    $1,103,069                          $  1,103,069
     ---------------------------------------------------------------------------------------------------
     Net Assets before   $1,103,069                          $713,508,296
     ---------------------------------------------------------------------------------------------------
     Net Assets after                                        $714,611,365
     ---------------------------------------------------------------------------------------------------

6.   Asset Charges

     Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life '02, Incentive Life Plus, and Survivorship Incentive Life of 0.60%, Survivorship Incentive Life '02 of 0.80% and for Survivorship 2000 of 0.90%. The products sold through Equitable's Agent Distribution channel have charges currently as shown below:



                                                                 Mortality and Expense   Mortality(b)   Administrative    Total
                                                                ----------------------- -------------- ---------------- ---------
     Incentive Life, Incentive Life 2000, Incentive Life 2000
      Sales 1999 and after, Incentive Life Plus, Champion
      2000 (a) ................................................            .60%              --             --             .60%
     Incentive Life '02 (b) ...................................            .80%              --             --             .80%
     Survivorship Incentive Life '02 (b) ......................            .90%              --             --             .90%
     Paramount Life (a) .......................................            .60%              --             --             .60%
     IL Plus Original Series (b) ..............................            .60%              --             --             .60%
     Incentive Life COLI (b) ..................................            .60%              --             --             .60%
     Survivorship Incentive Life (a) ..........................            .60%              --             --             .60%
     Survivorship 2000 (a) ....................................            .90%              --             --             .90%
     IL Protector (a) .........................................            .80%              --             --             .80%
     SP-Flex (a) ..............................................            .85%              .60%           .35%          1.80%

     ----------
     (a) Charged to daily net assets of the Account.
     (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

     The Incentive Life '02 mortality and expense risk charge of 0.80% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment option. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment option.

     Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Survivorship Incentive Life '02, Paramount Life, and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Incentive Life COLI, Survivorship Incentive Life, Survivorship Incentive Life '02, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Paramount Life, and Series 2000 Policies) from premiums.

     Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

     All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.



                                                                            Years Ended December 31,
                                                                 -----------------------------------------------
                                                                     2002        2001     2000     1999     1998
                                                                 ------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 102.66     --       --       --       --
Net Assets (000's) ...........................................     $    103     --       --       --       --
Number of units outstanding, end of period (000's) ...........            1     --       --       --       --
Total Return .................................................         2.42%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $ 107.62     --       --       --       --
Net Assets (000's) ...........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
Total Return .................................................         5.92%    --       --       --       --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (l)
Unit Value, end of period ....................................     $ 108.18     --       --       --       --
Net Assets (000's) ...........................................     $  5,517     --       --       --       --
Number of units outstanding, end of period (000's) ...........           51     --       --       --       --
Total Return .................................................         6.31%    --       --       --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $ 107.53     --       --       --       --
Net Assets (000's) ...........................................     $ 16,667     --       --       --       --
Number of units outstanding, end of period (000's) ...........          155     --       --       --       --
Total Return .................................................         5.91%    --       --       --       --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................     $ 107.31     --       --       --       --
Net Assets (000's) ...........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
Total Return .................................................         5.77%    --       --       --       --
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $ 107.20     --       --       --       --
Net Assets (000's) ...........................................     $    536     --       --       --       --
Number of units outstanding, end of period (000's) ...........            5     --       --       --       --
Total Return .................................................         5.70%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 100.86     --       --       --       --
Net Assets (000's) ...........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
Total Return .................................................      (  2.89)%   --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Health Care (Concluded)
----------------------------------------
Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  79.94      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 18.00)%    --       --       --       --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (l)
Unit Value, end of period ....................................     $  80.06      --       --       --       --
Net Assets (000's) ...........................................     $    320      --       --       --       --
Number of units outstanding, end of period (000's) ...........            4      --       --       --       --
Total Return .................................................      ( 13.07)%    --       --       --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $  79.58      --       --       --       --
Net Assets (000's) ...........................................     $  2,308      --       --       --       --
Number of units outstanding, end of period (000's) ...........           29      --       --       --       --
Total Return .................................................      ( 13.40)%    --       --       --       --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................     $  79.41      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 13.51)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $  79.33      --       --       --       --
Net Assets (000's) ...........................................     $     79      --       --       --       --
Number of units outstanding, end of period (000's) ...........            1      --       --       --       --
Total Return .................................................      ( 13.57)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 106.92      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      (  2.55)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  80.23      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 19.36)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $  78.66      --       --       --       --
Net Assets (000's) ...........................................     $     79      --       --       --       --
Number of units outstanding, end of period (000's) ...........            1      --       --       --       --
Total Return .................................................      ( 21.16)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP International Equity (Concluded)
------------------------------------------------
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  78.42      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 21.31)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 105.73      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  3.82)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  77.73      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.20)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  77.00      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 16.99)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  76.77      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 17.15)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 103.01      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  6.22)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  72.27      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 23.59)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  68.38      --       --       --       --
Net Assets (000's) .........................................     $    137      --       --       --       --
Number of units outstanding, end of period (000's) .........            2      --       --       --       --
Total Return ...............................................      ( 18.92)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Growth (Concluded)
--------------------------------------------
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  68.17      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.08)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 105.20      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  2.51)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  79.23      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.39)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  79.68      --       --       --       --
Net Assets (000's) .........................................     $    239      --       --       --       --
Number of units outstanding, end of period (000's) .........            3      --       --       --       --
Total Return ...............................................      ( 18.89)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  79.44      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 19.04)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 107.76      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      (  2.66)%    --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  65.48      --       --       --       --
Net Assets (000's) .........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........           --      --       --       --       --
Total Return ...............................................      ( 32.36)%    --       --       --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  62.46      --       --       --       --
Net Assets (000's) .........................................     $     62      --       --       --       --
Number of units outstanding, end of period (000's) .........            1      --       --       --       --
Total Return ...............................................      ( 27.15)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Small/Mid Cap Growth (Concluded)
------------------------------------------------
Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $  62.27      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 27.29)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 111.49      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................         0.42%     --       --       --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  73.58      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 24.92)%    --       --       --       --

IL Plus Original Series, Incentive Life COLI - Class B
  0.00% (l)
Unit Value, end of period ....................................     $  74.70      --       --       --       --
Net Assets (000's) ...........................................     $    523      --       --       --       --
Number of units outstanding, end of period (000's) ...........            7      --       --       --       --
Total Return .................................................      ( 23.23)%    --       --       --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................     $  74.25      --       --       --       --
Net Assets (000's) ...........................................     $  5,643      --       --       --       --
Number of units outstanding, end of period (000's) ...........           76      --       --       --       --
Total Return .................................................      ( 23.52)%    --       --       --       --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................     $  74.10      --       --       --       --
Net Assets (000's) ...........................................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........           --      --       --       --       --
Total Return .................................................      ( 23.62)%    --       --       --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................     $  74.03      --       --       --       --
Net Assets (000's) ...........................................     $    444      --       --       --       --
Number of units outstanding, end of period (000's) ...........            6      --       --       --       --
Total Return .................................................      ( 23.68)%    --       --       --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000         1999         1998
                                                             ------------- ------------- ------------- ------------ ------------
AXA Premier VIP Technology
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 111.99            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    (  5.67)%          --            --            --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  62.27            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 33.60)%          --            --            --           --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................   $  57.06            --            --            --           --
Net Assets (000's) .........................................   $     57            --            --            --           --
Number of units outstanding, end of period (000's) .........          1            --            --            --           --
Total Return ...............................................    ( 28.04)%          --            --            --           --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $  56.89            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 28.17)%          --            --            --           --

Davis Value
-----------
Paramount Life - Class A 0.60% (q)
Unit Value, end of period ..................................   $  88.86            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................       5.03%           --            --            --           --

EQ/Aggressive Stock
-------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
   0.00%
Unit Value, end of period ..................................   $  99.75      $ 139.88      $ 186.45      $ 214.65     $ 180.62
Net Assets (000's) .........................................   $ 31,621      $ 48,818      $ 67,681      $ 74,913     $ 57,618
Number of units outstanding, end of period (000's) .........        317           349           363           349          319
Total Return ...............................................    ( 28.69)%     ( 24.98)%     ( 13.13)%       18.84%        0.29%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 414.73      $ 585.07      $ 784.63      $ 908.70     $ 769.26
Net Assets (000's) .........................................   $328,051      $503,745      $718,721      $928,691     $871,572
Number of units outstanding, end of period (000's) .........        791           861           916         1,022        1,133
Total Return ...............................................    ( 29.11)%     ( 25.43)%     ( 13.65)%       18.13%     (  0.31)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $  62.12      $  87.81      $ 118.01      $ 136.94     $ 116.16
Net Assets (000's) .........................................   $  1,926      $  2,546      $  3,068      $  3,287     $  2,323
Number of units outstanding, end of period (000's) .........         31            29            26            24           20
Total Return ...............................................    ( 29.26)%     ( 25.59)%     ( 13.83)%       17.83%     (  0.52)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                Years Ended December 31,
                                                             -------------------------------
                                                                   2002            2001
                                                             --------------- ---------------
EQ/Aggressive Stock (Concluded)
-------------------------------
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  112.54       $  159.24
Net Assets (000's) .........................................    $  18,457       $  25,956
Number of units outstanding, end of period (000's) .........          164             163
Total Return ...............................................      ( 29.33)%       ( 25.66)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   51.07       $   72.23
Net Assets (000's) .........................................    $   7,609       $   7,512
Number of units outstanding, end of period (000's) .........          149             104
Total Return ...............................................      ( 29.30)%       ( 25.63)%

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................    $   50.39       $   71.49
Net Assets (000's) .........................................           --              --
Number of units outstanding, end of period (000's) .........           --              --
Total Return ...............................................      ( 29.51)%       ( 25.85)%

EQ/Alliance Common Stock
------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................    $  177.96       $  266.27
Net Assets (000's) .........................................    $ 112,827       $ 186,389
Number of units outstanding, end of period (000's) .........          634             700
Total Return ...............................................      ( 33.17)%       ( 10.52)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................    $  488.55       $  735.40
Net Assets (000's) .........................................    $1,266,810      $2,122,364
Number of units outstanding, end of period (000's) .........        2,593           2,886
Total Return ...............................................      ( 33.57)%       ( 11.06)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................    $  120.43       $  181.64
Net Assets (000's) .........................................    $   8,189       $  11,443
Number of units outstanding, end of period (000's) .........           68              63
Total Return ...............................................      ( 33.70)%       ( 11.24)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  207.42       $  313.16
Net Assets (000's) .........................................    $  93,339       $ 147,812
Number of units outstanding, end of period (000's) .........          450             472
Total Return ...............................................      ( 33.77)%       ( 11.33)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   67.02       $  101.14
Net Assets (000's) .........................................    $  95,436       $ 106,703
Number of units outstanding, end of period (000's) .........        1,424           1,055
Total Return ...............................................      ( 33.74)%       ( 11.28)%




                                                                        Years Ended December 31,
                                                             ----------------------------------------------
                                                                   2000           1999            1998
                                                             --------------- -------------- ---------------
EQ/Aggressive Stock (Concluded)
-------------------------------
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  214.20      $  248.82       $  211.28
Net Assets (000's) .........................................    $  34,486      $   41,802      $  37,185
Number of units outstanding, end of period (000's) .........          161             168            176
Total Return ...............................................      ( 13.91)%         17.71%       (  0.62)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   97.12      $  112.75              --
Net Assets (000's) .........................................    $   4,953      $    1,579             --
Number of units outstanding, end of period (000's) .........           51              14             --
Total Return ...............................................      ( 13.86)%         17.83%            --
Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................    $   96.41      $  112.26              --
Net Assets (000's) .........................................           --              --             --
Number of units outstanding, end of period (000's) .........           --              --             --
Total Return ...............................................      ( 14.12)%         17.43%            --

EQ/Alliance Common Stock
------------------------------------------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
      0.00%
Unit Value, end of period ..................................    $  297.57      $  346.14       $  276.49
Net Assets (000's) .........................................    $ 199,074      $  218,414      $ 147,922
Number of units outstanding, end of period (000's) .........          669             631            535
Total Return ...............................................      ( 14.03)%         25.19%         29.38%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................    $  826.84      $  967.57       $  777.53
Net Assets (000's) .........................................    $2,511,940     $3,350,695      $2,657,598
Number of units outstanding, end of period (000's) .........        3,038           3,463          3,418
Total Return ...............................................      ( 14.54)%         24.44%         28.61%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................    $  204.64      $  239.96       $  193.22
Net Assets (000's) .........................................    $  11,460      $   11,518      $   6,569
Number of units outstanding, end of period (000's) .........           56              48             34
Total Return ...............................................      ( 14.72)%         24.19%         28.35%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  353.18      $  414.53       $  334.12
Net Assets (000's) .........................................    $ 162,816      $  175,346      $ 121,620
Number of units outstanding, end of period (000's) .........          461             423            364
Total Return ...............................................      ( 14.80)%         24.07%         28.22%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $  114.00      $  133.73              --
Net Assets (000's) .........................................    $  64,410      $   12,838             --
Number of units outstanding, end of period (000's) .........          565              96             --
Total Return ...............................................      ( 14.75)%         24.13%            --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2002          2001         2000         1999         1998
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $  66.13      $ 100.09      $ 113.16     $ 133.16           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 33.93)%     ( 11.55)%     ( 15.01)%      23.76%          --

EQ/Alliance Growth and Income
-----------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 230.51      $ 292.03      $ 295.84     $ 271.53     $ 228.82
Net Assets (000's) .........................................   $ 39,878      $ 50,521      $ 43,784     $ 32,584     $ 17,162
Number of units outstanding, end of period (000's) .........        173           173           148          120           75
Total Return ...............................................    ( 21.07)%     (  1.29)%        8.95%       18.66%       20.86%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Paramount Life - Class A 0.60%
Unit Value, end of period ..................................   $ 215.70      $ 274.91      $ 280.19     $ 258.71     $ 219.33
Net Assets (000's) .........................................   $197,150      $247,419      $203,138     $172,301     $119,754
Number of units outstanding, end of period (000's) .........        914           900           725          666          546
Total Return ...............................................    ( 21.54)%     (  1.88)%        8.30%       17.95%       20.14%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 170.05      $ 217.17      $ 221.79     $ 205.20     $ 174.32
Net Assets (000's) .........................................   $  2,381      $  2,823      $  2,440     $  1,847     $  1,046
Number of units outstanding, end of period (000's) .........         14            13            11            9            6
Total Return ...............................................    ( 21.70)%     (  2.08)%        8.09%       17.71%       19.90%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 209.75      $ 268.14      $ 274.12     $ 253.86     $ 215.88
Net Assets (000's) .........................................   $ 24,960      $ 31,372      $ 26,864     $ 21,832     $ 12,953
Number of units outstanding, end of period (000's) .........        119           117            98           86           60
Total Return ...............................................    ( 21.78)%     (  2.18)%        7.98%       17.60%       19.78%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  87.98      $ 112.42      $ 114.87     $ 106.33           --
Net Assets (000's) .........................................   $ 60,178      $ 48,453      $ 18,149     $  3,190           --
Number of units outstanding, end of period (000's) .........        684           431           158           30           --
Total Return ...............................................    ( 21.74)%     (  2.13)%        8.03%        6.33%          --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $ 100.27            --            --           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 18.59)%          --            --           --           --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 174.96      $ 160.72      $ 148.60      $ 136.12     $ 135.93
Net Assets (000's) .........................................   $ 54,588      $ 38,734      $ 16,940      $ 17,151     $  13,049
Number of units outstanding, end of period (000's) .........        312           241           114           126            96
Total Return ...............................................       8.86%         8.16%         9.17%         0.14%         7.75%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 204.02      $ 188.55      $ 175.38      $ 161.62     $ 162.37
Net Assets (000's) .........................................   $110,987      $ 67,312      $ 49,808      $ 55,921     $  56,667
Number of units outstanding, end of period (000's) .........        544           357           284           346           349
Total Return ...............................................       8.20%         7.51%         8.51%      (  0.46)%        7.10%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 148.16      $ 137.19      $ 127.88      $ 118.08     $ 118.87
Net Assets (000's) .........................................   $    444      $    274      $    128      $    118     $     119
Number of units outstanding, end of period (000's) .........          3             2             1             1             1
Total Return ...............................................       8.00%         7.28%         8.30%      (  0.66)%        6.88%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 169.94      $ 157.52      $ 146.97      $ 135.85     $ 136.89
Net Assets (000's) .........................................   $ 11,216      $  7,088      $  4,703      $  4,483     $   4,517
Number of units outstanding, end of period (000's) .........         66            45            32            33            33
Total Return ...............................................       7.88%         7.18%         8.19%      (  0.76)%        6.78%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 125.69      $ 116.45      $ 108.59      $ 100.32            --
Net Assets (000's) .........................................   $ 25,766      $  9,200      $  3,258      $    100            --
Number of units outstanding, end of period (000's) .........        205            79            30             1            --
Total Return ...............................................       7.93%         7.24%         8.24%         0.32%           --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $ 127.05            --            --            --            --
Net Assets (000's) .........................................         --            --            --            --            --
Number of units outstanding, end of period (000's) .........         --            --            --            --            --
Total Return ...............................................      63.98%           --            --            --            --

EQ/Alliance International (t)
-----------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $  96.54      $ 107.16      $ 138.93      $ 180.49     $ 131.00
Net Assets (000's) .........................................   $ 31,858      $  8,573      $ 12,087      $ 11,912     $   7,860
Number of units outstanding, end of period (000's) .........        330            80            87            66            60
Total Return ...............................................    (  9.91)%     ( 22.87)%     ( 22.77)%       37.78%        10.57%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $  92.14      $ 102.89      $ 134.21      $ 175.41     $ 128.07
Net Assets (000's) .........................................   $298,626      $ 37,658      $ 50,195      $ 56,657     $  41,879
Number of units outstanding, end of period (000's) .........      3,241           366           374           323           327
Total Return ...............................................    ( 10.45)%     ( 23.34)%     ( 23.49)%       36.96%         9.90%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Alliance International (t) (Concluded)
-----------------------------------------
IL Protector - Class A 0.80%
Unit Value, end of period ....................................   $   76.87     $   86.02
Net Assets (000's) ...........................................   $   1,307     $     258
Number of units outstanding, end of period (000's) ...........          17             3
Total Return .................................................     ( 10.64)%     ( 23.49)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ....................................   $   90.01     $  100.82
Net Assets (000's) ...........................................   $  26,193     $   4,436
Number of units outstanding, end of period (000's) ...........         291            44
Total Return .................................................     ( 10.72)%     ( 23.57)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $   69.94     $   78.27
Net Assets (000's) ...........................................   $  26,647     $   4,774
Number of units outstanding, end of period (000's) ...........         381            61
Total Return .................................................     ( 10.65)%     ( 23.77)%

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................   $   67.72            --
Net Assets (000's) ...........................................          --            --
Number of units outstanding, end of period (000's) ...........          --            --
Total Return .................................................     ( 15.96)%          --

EQ/Alliance Premier Growth
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $  100.34            --
Net Assets (000's) ...........................................          --            --
Number of units outstanding, end of period (000's) ...........          --            --
Total Return .................................................     (  9.22)%          --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $   72.69            --
Net Assets (000's) ...........................................          --            --
Number of units outstanding, end of period (000's) ...........          --            --
Total Return .................................................     ( 24.09)%          --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $   51.08     $   74.19
Net Assets (000's) ...........................................   $   5,823     $   7,716
Number of units outstanding, end of period (000's) ...........         114           104
Total Return .................................................     ( 31.15)%     ( 23.96)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $   49.99     $   73.05
Net Assets (000's) ...........................................   $  67,786     $  99,056
Number of units outstanding, end of period (000's) ...........       1,356         1,356
Total Return .................................................     ( 31.57)%     ( 24.42)%




                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ ------------
EQ/Alliance International (t) (Concluded)
-----------------------------------------
IL Protector - Class A 0.80%
Unit Value, end of period ....................................   $ 112.42     $ 147.23     $ 107.71
Net Assets (000's) ...........................................   $    225     $     294    $     215
Number of units outstanding, end of period (000's) ...........          2             2            2
Total Return .................................................    ( 23.64)%       36.68%        9.68%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ....................................   $ 131.90     $ 172.91     $ 126.63
Net Assets (000's) ...........................................   $  6,199     $   6,743    $   5,065
Number of units outstanding, end of period (000's) ...........         47            39           40
Total Return .................................................    ( 23.72)%       36.55%        9.57%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $ 102.67     $ 134.41            --
Net Assets (000's) ...........................................   $  3,491     $     269           --
Number of units outstanding, end of period (000's) ...........         34             2           --
Total Return .................................................    ( 23.61)%       34.41%          --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ....................................         --            --           --
Net Assets (000's) ...........................................         --            --           --
Number of units outstanding, end of period (000's) ...........         --            --           --
Total Return .................................................         --            --           --

EQ/Alliance Premier Growth
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................         --            --           --
Net Assets (000's) ...........................................         --            --           --
Number of units outstanding, end of period (000's) ...........         --            --           --
Total Return .................................................         --            --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................         --            --           --
Net Assets (000's) ...........................................         --            --           --
Number of units outstanding, end of period (000's) ...........         --            --           --
Total Return .................................................         --            --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $  97.57     $ 119.55            --
Net Assets (000's) ...........................................   $  9,074     $   3,587           --
Number of units outstanding, end of period (000's) ...........         93            30           --
Total Return .................................................    ( 18.34)%       18.97%          --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  96.65     $ 119.14            --
Net Assets (000's) ...........................................   $394,042     $  43,486           --
Number of units outstanding, end of period (000's) ...........      4,077           365           --
Total Return .................................................    ( 18.88)%       18.52%          --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Premier Growth (Concluded)
--------------------------------------
IL Protector - Class B 0.80% (a)
Unit Value, end of period ..................................   $  49.63      $  72.67      $  96.34      $ 119.00            --
Net Assets (000's) .........................................   $    397      $    509      $    385      $    119            --
Number of units outstanding, end of period (000's) .........          8             7             4             1            --
Total Return ...............................................    ( 31.70)%     ( 24.57)%     ( 19.04)%       18.36%           --

Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ..................................   $  49.45      $  72.48      $  96.19      $ 118.93            --
Net Assets (000's) .........................................   $  3,808      $  5,943      $  6,541      $  4,044            --
Number of units outstanding, end of period (000's) .........         77            82            68            34            --
Total Return ...............................................    ( 31.77)%     ( 24.65)%     ( 19.12)%       18.28%           --

EQ/Alliance Quality Bond
------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 186.96      $ 173.20      $ 159.94      $ 143.47      $ 146.39
Net Assets (000's) .........................................   $ 49,731      $ 45,032      $ 28,949      $ 20,229      $ 10,833
Number of units outstanding, end of period (000's) .........        266           260           181           141            74
Total Return ...............................................       7.94%         8.29%        11.48%      (  2.00)%        8.69%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 166.82      $ 155.47      $ 144.44      $ 130.34      $ 133.80
Net Assets (000's) .........................................   $ 85,412      $ 81,777      $419,887      $208,414      $214,749
Number of units outstanding, end of period (000's) .........        512           526         2,907         1,599         1,605
Total Return ...............................................       7.30%         7.64%        10.82%      (  2.59)%        8.03%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 155.71      $ 145.42      $ 135.37      $ 122.40      $ 125.91
Net Assets (000's) .........................................   $    467      $    291      $    135      $    122            --
Number of units outstanding, end of period (000's) .........          3             2             1             1            --
Total Return ...............................................       7.08%         7.42%        10.60%      (  2.78)%        7.82%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 162.22      $ 151.64      $ 141.31      $ 127.90      $ 131.69
Net Assets (000's) .........................................   $  8,922      $  7,127      $  4,805      $  3,709      $  2,897
Number of units outstanding, end of period (000's) .........         55            47            34            29            22
Total Return ...............................................       6.98%         7.31%        10.48%      (  2.88)%        7.71%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 125.90      $ 117.63      $ 109.56      $  99.05            --
Net Assets (000's) .........................................   $ 23,795      $ 10,822      $  1,863      $     99            --
Number of units outstanding, end of period (000's) .........        189            92            17             1            --
Total Return ...............................................       7.03%         7.36%        10.62%      (  0.95)%          --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................   $ 126.38            --            --            --            --
Net Assets (000's) .........................................         --            --            --            --            --
Number of units outstanding, end of period (000's) .........         --            --            --            --            --
Total Return ...............................................       6.45%           --            --            --            --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                               ----------------------------------------------------------------
                                                                   2002         2001         2000         1999         1998
                                                               ------------ ------------ ------------ ------------ ------------
EQ/Alliance Small Cap Growth (p)
--------------------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period (b) ................................   $ 107.54     $ 153.80     $ 176.81    $ 155.12      $ 121.27
Net Assets (000's) ...........................................   $ 15,056     $ 19,840     $ 21,040    $  11,324     $  5,578
Number of units outstanding, end of period (000's) ...........        140          129          119           73           46
Total Return .................................................    ( 30.08)%    ( 13.02)%      13.98%       27.91%     (  4.28)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period (a) ................................   $ 103.93     $ 149.53     $ 172.96    $ 152.65      $ 120.06
Net Assets (000's) ...........................................   $ 69,217     $ 96,297     $111,386    $  53,580     $ 39,740
Number of units outstanding, end of period (000's) ...........        666          644          644          351          331
Total Return .................................................    ( 30.50)%    ( 13.55)%      14.12%       27.75%     (  4.85)%

IL Protector - Class A 0.80%
Unit Value, end of period (a) ................................   $ 102.75     $ 148.13     $ 171.69    $ 151.83      $ 119.66
Net Assets (000's) ...........................................   $    719     $    889     $    858    $     455     $    239
Number of units outstanding, end of period (000's) ...........          7            6            5            3            2
Total Return .................................................    ( 30.64)%    ( 13.72)%      13.08%       26.89%     (  5.04)%

Survivorship 2000 - Class 0.90%
Unit Value, end of period (a) ................................   $ 102.16     $ 147.44     $ 171.05    $ 151.42      $ 119.45
Net Assets (000's) ...........................................   $  6,743     $  8,699     $  8,381    $   4,088     $  2,867
Number of units outstanding, end of period (000's) ...........         66           59           49           27           24
Total Return .................................................    ( 30.71)%    ( 13.80)%      12.96%       26.76%     (  5.13)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  78.76     $ 113.58     $ 131.71    $ 116.59            --
Net Assets (000's) ...........................................   $ 24,573     $ 21,012     $  9,351    $     350           --
Number of units outstanding, end of period (000's) ...........        312          185           71            3           --
Total Return .................................................    ( 30.66)%    ( 13.76)%      12.97%       26.86%          --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ....................................   $  77.71     $ 112.41     $ 130.74    $ 116.08            --
Net Assets (000's) ...........................................         --           --           --           --           --
Number of units outstanding, end of period (000's) ...........         --           --           --           --           --
Total Return .................................................    ( 30.87)%    ( 14.02)%      12.63%       26.47%          --

EQ/Alliance Technology
----------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 111.29           --           --           --           --
Net Assets (000's) ...........................................         --           --           --           --           --
Number of units outstanding, end of period (000's) ...........         --           --           --           --           --
Total Return .................................................    (  5.36)%         --           --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (c)
Unit Value, end of period ....................................   $  29.86     $  50.43     $  66.74           --           --
Net Assets (000's) ...........................................   $  3,105     $  3,984     $  3,671           --           --
Number of units outstanding, end of period (000's) ...........        104           79           55           --           --
Total Return .................................................    ( 40.78)%    ( 24.44)%    ( 33.30)%         --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                               Years Ended December 31,
                                                             -----------------------------
                                                                   2002           2001
                                                             --------------- -------------
EQ/Alliance Technology (Concluded)
----------------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (c)
Unit Value, end of period ..................................    $   29.38      $  49.91
Net Assets (000's) .........................................    $  27,793      $ 38,381
Number of units outstanding, end of period (000's) .........          946           769
Total Return ...............................................      ( 41.13)%     ( 24.90)%

IL Protector - Class B 0.80% (c)
Unit Value, end of period ..................................    $   29.22      $  49.74
Net Assets (000's) .........................................    $     117      $    149
Number of units outstanding, end of period (000's) .........            4             3
Total Return ...............................................      ( 41.25)%     ( 25.04)%

Survivorship 2000 - Class B 0.90% (c)
Unit Value, end of period ..................................    $   29.14      $  49.65
Net Assets (000's) .........................................    $   1,195      $  1,787
Number of units outstanding, end of period (000's) .........           41            36
Total Return ...............................................      ( 41.31)%     ( 25.13)%

EQ/Balanced (h)(u)
------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
   0.00%
Unit Value, end of period ..................................    $  182.16      $ 208.22
Net Assets (000's) .........................................    $  77,236      $ 36,230
Number of units outstanding, end of period (000's) .........          424           174
Total Return ...............................................      ( 12.52)%     (  1.84)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................    $  424.44      $ 488.09
Net Assets (000's) .........................................    $1,081,049     $599,863
Number of units outstanding, end of period (000's) .........        2,547         1,229
Total Return ...............................................      ( 13.04)%     (  2.43)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................    $  140.40      $ 161.78
Net Assets (000's) .........................................    $   3,089      $  1,294
Number of units outstanding, end of period (000's) .........           22             8
Total Return ...............................................      ( 13.22)%     (  2.63)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................    $  179.69      $ 207.26
Net Assets (000's) .........................................    $  86,072      $ 36,478
Number of units outstanding, end of period (000's) .........          479           176
Total Return ...............................................      ( 13.30)%     (  2.73)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................    $   91.64      $ 105.65
Net Assets (000's) .........................................    $  48,019      $ 17,855
Number of units outstanding, end of period (000's) .........          524           169
Total Return ...............................................      ( 13.26)%     (  2.69)%




                                                                     Years Ended December 31,
                                                             -----------------------------------------
                                                                  2000          1999          1998
                                                             ------------- -------------- ------------
EQ/Alliance Technology (Concluded)
----------------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (c)
Unit Value, end of period ..................................   $  66.46              --           --
Net Assets (000's) .........................................   $ 29,442              --           --
Number of units outstanding, end of period (000's) .........        443              --           --
Total Return ...............................................    ( 33.52)%            --           --

IL Protector - Class B 0.80% (c)
Unit Value, end of period ..................................   $  66.36              --           --
Net Assets (000's) .........................................   $    133              --           --
Number of units outstanding, end of period (000's) .........          2              --           --
Total Return ...............................................    ( 33.61)%            --           --

Survivorship 2000 - Class B 0.90% (c)
Unit Value, end of period ..................................   $  66.31              --           --
Net Assets (000's) .........................................   $  1,857              --           --
Number of units outstanding, end of period (000's) .........         28              --           --
Total Return ...............................................    ( 33.66)%            --           --

EQ/Balanced (h)(u)
------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 212.12      $  214.97      $ 182.49
Net Assets (000's) .........................................   $ 22,273      $   20.852     $ 12,774
Number of units outstanding, end of period (000's) .........        105              97           70
Total Return ...............................................    (  1.32)%        17.79  %      18.11%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 500.27      $  510.02      $ 435.59
Net Assets (000's) .........................................   $457,747      $  496,759     $464,339
Number of units outstanding, end of period (000's) .........        915             974        1,066
Total Return ...............................................    (  1.91)%        17.09  %      17.40%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 166.15      $  169.73      $ 145.25
Net Assets (000's) .........................................   $    665      $      509     $    291
Number of units outstanding, end of period (000's) .........          4               3            2
Total Return ...............................................    (  2.11)%        16.85  %      17.17%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 213.08      $  217.89      $ 186.65
Net Assets (000's) .........................................   $ 22,160      $   21,571     $ 16,612
Number of units outstanding, end of period (000's) .........        104              99           89
Total Return ...............................................    (  2.21)%        16.73  %      17.05%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 108.57      $  110.98            --
Net Assets (000's) .........................................   $  5,320      $    1,332           --
Number of units outstanding, end of period (000's) .........         49              12           --
Total Return ...............................................    (  2.17)%        10.98  %         --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                                 ------------------------------------------------------------
                                                                      2002           2001           2000        1999     1998
                                                                 -------------   ------------   ------------   ------   -----
EQ/Balanced (h)(u) (Concluded)
------------------------------
Survivorship 2000 - Class B 0.90% (h)
Unit Value, end of period ....................................     $  99.02        $ 114.49             --     --       --
Net Assets (000's) ...........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) ...........           --              --             --     --       --
Total Return .................................................      ( 13.51)%       (  3.93)%           --     --       --

EQ/Bernstein Diversified Value (g)
----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................     $ 110.15              --             --     --       --
Net Assets (000's) ...........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) ...........           --              --             --     --       --
Total Return .................................................      (  0.72)%            --             --     --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................     $  82.71              --             --     --       --
Net Assets (000's) ...........................................     $     83              --             --     --       --
Number of units outstanding, end of period (000's) ...........            1              --             --     --       --
Total Return .................................................      ( 16.40)%            --             --     --       --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (g)
Unit Value, end of period ....................................     $  84.16        $  97.45             --     --       --
Net Assets (000's) ...........................................     $ 19,862        $ 16,567             --     --       --
Number of units outstanding, end of period (000's) ...........          236             170             --     --       --
Total Return .................................................      ( 13.64)%       (  0.92)%           --     --       --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (e)
Unit Value, end of period ....................................     $  95.52        $ 111.27       $ 108.58     --       --
Net Assets (000's) ...........................................     $ 79,664        $ 57,860       $    280     --       --
Number of units outstanding, end of period (000's) ...........          834             520              3     --       --
Total Return .................................................      ( 14.16)%          2.48%       (  2.55)%   --       --

Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ....................................     $  82.03        $  95.56       $  93.25     --       --
Net Assets (000's) ...........................................     $    820        $    478       $    217     --       --
Number of units outstanding, end of period (000's) ...........           10               5              2     --       --
Total Return .................................................      ( 14.16)%          2.48%       (  2.55)%   --       --

IL Protector - Class B 0.80% (g)
Unit Value, end of period ....................................     $  81.91        $  95.61             --     --       --
Net Assets (000's) ...........................................     $    410        $    382             --     --       --
Number of units outstanding, end of period (000's) ...........            5               4             --     --       --
Total Return .................................................      ( 14.33)%       (  2.03)%           --     --       --

Survivorship 2000 - Class B 0.90% (g)
Unit Value, end of period ....................................     $  94.25        $ 110.12             --     --       --
Net Assets (000's) ...........................................     $  7,823        $  7,048             --     --       --
Number of units outstanding, end of period (000's) ...........           83              64             --     --       --
Total Return .................................................      ( 14.41)%       (  2.09)%           --     --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                   2002            2001           2000        1999     1998
                                                               ------------   -------------   ------------   ------   -----
EQ/Calvert Socially Responsible
-------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 102.86             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      (  4.27)%           --              --     --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ..................................     $  64.54             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 19.40)%           --              --     --       --

Survivorship 2000 - Class B 0.90% (l)
Unit Value, end of period ..................................     $  63.89             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 19.56)%           --              --     --       --

EQ/Capital Guardian International
---------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 106.79             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      (  1.90)%           --              --     --       --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................     $  83.46             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 15.60)%           --              --     --       --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (b)
Unit Value, end of period ..................................     $  69.16       $  81.90        $ 104.15     --       --
Net Assets (000's) .........................................     $  1,314       $    737        $    417     --       --
Number of units outstanding, end of period (000's) .........           19              9               4     --       --
Total Return ...............................................      ( 15.56)%       (21.36)%       ( 19.58)%   --       --

Survivorship 2000 - Class B 0.90% (r)
Unit Value, end of period ..................................     $  68.46       $  81.32        $ 103.73     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      ( 15.81)%       (21.60)%       ( 19.82)%   --       --

EQ/Capital Guardian Research (s)
--------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................     $ 108.94             --              --     --       --
Net Assets (000's) .........................................           --             --              --     --       --
Number of units outstanding, end of period (000's) .........           --             --              --     --       --
Total Return ...............................................      (  2.26)%           --              --     --       --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                               ----------------------------------------------------------
                                                                    2002         2001         2000         1999      1998
                                                               ------------- ------------ ------------ ------------ -----
EQ/Capital Guardian Research (s) (Concluded)
--------------------------------------------
Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $  74.73            --           --           --   --
Net Assets (000's) ...........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) ...........         --            --           --           --   --
Total Return .................................................    ( 22.93)%          --           --           --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (b)
Unit Value, end of period ....................................   $  84.46      $ 112.11    $ 114.42     $ 108.04    --
Net Assets (000's) ...........................................   $  9,797      $  2,691    $   1,144           --   --
Number of units outstanding, end of period (000's) ...........        116            24           10           --   --
Total Return .................................................    ( 24.66)%     (  2.02)%       5.92%        7.10%  --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (b)
Unit Value, end of period ....................................   $  82.78      $ 110.55    $ 113.51     $ 107.82    --
Net Assets (000's) ...........................................   $ 39,321      $  5,306    $   1,703    $     108   --
Number of units outstanding, end of period (000's) ...........        475            48           15            1   --
Total Return .................................................    ( 25.12)%     (  2.61)%       5.28%        6.67%  --

IL Protector - Class B 0.80% (b)
Unit Value, end of period ....................................   $  82.22      $ 110.03    $ 113.20     $ 107.75    --
Net Assets (000's) ...........................................   $    411            --           --           --   --
Number of units outstanding, end of period (000's) ...........          5            --           --           --   --
Total Return .................................................    ( 25.27)%     (  2.80)%       5.07%        6.53%  --

Survivorship 2000 - Class B 0.90% (b)
Unit Value, end of period ....................................   $  81.95      $ 109.77    $ 113.05     $ 107.71    --
Net Assets (000's) ...........................................   $  3,032      $    110    $     113           --   --
Number of units outstanding, end of period (000's) ...........         37             1            1           --   --
Total Return .................................................    ( 25.34)%     (  2.90)%       5.07%        6.46%  --

EQ/Capital Guardian U.S. Equity (o)
-----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 111.76            --           --           --   --
Net Assets (000's) ...........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) ...........         --            --           --           --   --
Total Return .................................................    (  1.73)%          --           --           --   --

Paramount Life - Class A 0.60% (r)
Unit Value, end of period ....................................   $  75.92            --           --           --   --
Net Assets (000's) ...........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) ...........         --            --           --           --   --
Total Return .................................................    ( 22.22)%          --           --           --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (b)
Unit Value, end of period ....................................   $  80.24      $ 105.12    $ 107.27     $ 103.56    --
Net Assets (000's) ...........................................   $  2,808      $  1,261    $     429    $     104   --
Number of units outstanding, end of period (000's) ...........         35            12            4            1   --
Total Return .................................................    ( 23.67)%     (  2.01)%       3.58%        3.76%  --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002         2001          2000         1999          1998
                                                             ------------- ------------ ------------- ------------ -------------
EQ/Capital Guardian U.S. Equity (o) (Concluded)
-----------------------------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (b)
Unit Value, end of period ..................................   $  78.64      $ 103.65     $ 106.42     $ 103.35            --
Net Assets (000's) .........................................   $ 20,210      $  7,670     $  1,596     $     413           --
Number of units outstanding, end of period (000's) .........        257            74           15             4           --
Total Return ...............................................    ( 24.13)%     (  2.60)%       2.97%         3.32%          --

IL Protector - Class B 0.80% (b)
Unit Value, end of period ..................................   $  78.12      $ 103.17     $ 106.13     $ 103.28            --
Net Assets (000's) .........................................   $     78            --           --            --           --
Number of units outstanding, end of period (000's) .........          1            --           --            --           --
Total Return ...............................................    ( 24.28)%     (  2.79)%       2.76%         3.28%          --

Survivorship 2000 - Class B 0.90% (b)
Unit Value, end of period ..................................   $  77.86      $ 102.92     $ 105.99     $ 103.25            --
Net Assets (000's) .........................................   $  1,246      $    206           --            --           --
Number of units outstanding, end of period (000's) .........         16             2           --            --           --
Total Return ...............................................    ( 24.36)%     (  2.90)%       2.66%         3.11%          --

EQ/Emerging Markets Equity
--------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 111.41            --           --            --           --
Net Assets (000's) .........................................         --            --           --            --           --
Number of units outstanding, end of period (000's) .........         --            --           --            --           --
Total Return ...............................................       0.40%           --           --            --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $  61.00      $  64.83     $  68.35     $ 114.00      $  58.24
Net Assets (000's) .........................................   $  8,418      $  8,493     $ 11,825     $  13,452     $  2,213
Number of units outstanding, end of period (000's) .........        138           131          173           118           38
Total Return ...............................................    (  5.91)%     (  5.15)%    ( 40.12)%       95.74%      (27.03)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
After, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ..................................   $  59.06      $  63.15     $  66.98     $ 112.39      $  57.77
Net Assets (000's) .........................................   $ 29,294      $ 25,513     $ 25,318     $  23,265     $  4,217
Number of units outstanding, end of period (000's) .........        496           404          378           207           73
Total Return ...............................................    (  6.47)%     (  5.72)%    ( 40.40)%       94.55%      (27.45)%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  80.07      $  85.61     $  90.81     $ 152.38            --
Net Assets (000's) .........................................   $  1,201      $  1,027     $    636            --           --
Number of units outstanding, end of period (000's) .........         15            12            7            --           --
Total Return ...............................................    (  6.47)%     (  5.73)%    ( 40.41)%       94.57%          --

IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $  58.42      $  62.59     $  66.53     $ 111.86      $  57.61
Net Assets (000's) .........................................   $    175      $    125           --            --           --
Number of units outstanding, end of period (000's) .........          3             2           --            --           --
Total Return ...............................................    (  6.66)%     (  5.92)%    ( 40.52)%       94.18%      (27.60)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000         1999          1998
                                                             ------------- ------------- ------------- ------------ -------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ..................................   $  58.11      $  62.32      $  66.30      $ 111.59     $  57.53
Net Assets (000's) .........................................   $  1,860      $  1,558      $  1,724      $  2,120     $    575
Number of units outstanding, end of period (000's) .........         32            25            26            19           10
Total Return ...............................................    (  6.76)%     (  6.01)%     ( 40.59)%       93.97%     ( 27.67)%

EQ/Equity 500 Index (i)
-----------------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 211.57      $ 271.91      $ 308.78      $ 341.51     $ 283.69
Net Assets (000's) .........................................   $ 96,264      $112,027      $118,263      $101,087     $ 49,646
Number of units outstanding, end of period (000's) .........        455           412           383           296          175
Total Return ...............................................    ( 22.19)%     ( 11.94)%     (  9.58)%       20.38%       28.07%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class A 0.60%
Unit Value, end of period ..................................   $ 202.71      $ 262.11      $ 299.46      $ 333.19     $ 278.44
Net Assets (000's) .........................................   $307,916      $396,048      $453,682      $687,371     $360,301
Number of units outstanding, end of period (000's) .........      1,519         1,511         1,515         2,063        1,294
Total Return ...............................................    ( 22.66)%     ( 12.47)%     ( 10.12)%       19.66%       27.30%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 140.26      $ 181.73      $ 208.05      $ 231.94     $ 194.22
Net Assets (000's) .........................................   $  2,805      $  3,453      $  3,537      $  3,479     $  1,942
Number of units outstanding, end of period (000's) .........         20            19            17            15           10
Total Return ...............................................    ( 22.82)%     ( 12.65)%     ( 10.30)%       19.42%       27.05%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 197.37      $ 255.97      $ 293.34      $ 327.37     $ 274.40
Net Assets (000's) .........................................   $ 41,842      $ 54,010      $ 53,388      $ 52,379     $ 31,556
Number of units outstanding, end of period (000's) .........        212           211           182           160          115
Total Return ...............................................    ( 22.89)%     ( 12.74)%     ( 10.39)%       19.30%       26.92%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  66.22      $  85.84      $  98.32      $ 109.66           --
Net Assets (000's) .........................................   $ 57,545      $ 49,358      $ 29,693      $  5,593           --
Number of units outstanding, end of period (000's) .........        869           575           302            51           --
Total Return ...............................................    ( 22.86)%     ( 12.69)%     ( 10.34)%        9.66%          --

Survivorship 2000 - Class B 0.90% (d)
Unit Value, end of period ..................................   $  75.18      $  97.75      $ 112.30            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 23.09)%     ( 12.95)%     ( 10.66)%          --           --

EQ/Evergreen Omega
------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 101.93            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    (  5.46)%          --            --            --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2002          2001          2000          1999      1998
                                                               ------------- ------------- ------------- ------------- -----
EQ/Evergreen Omega (Concluded)
------------------------------
IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $  59.63      $  78.47      $  94.55      $  98.90    --
Net Assets (000's) ...........................................   $    298      $    314            --            --    --
Number of units outstanding, end of period (000's) ...........          5             4            --            --    --
Total Return .................................................    ( 24.01)%      (17.01)%     ( 11.66)%        9.70%   --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  56.63      $  74.98      $  90.90      $ 103.57    --
Net Assets (000's) ...........................................   $  1,586      $    900      $    455            --    --
Number of units outstanding, end of period (000's) ...........         28            12             5            --    --
Total Return .................................................    ( 24.47)%      (17.51)%     ( 12.24)%        9.06%   --

IL Protector - Class B 0.80% (a)
Unit Value, end of period ....................................   $  58.05      $  77.01      $  93.55      $ 106.81    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    ( 24.63)%      (17.68)%     ( 12.42)%        6.81%   --

Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ....................................   $  57.85      $  76.83      $  93.42      $ 106.77    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    ( 24.70)%      (17.76)%     ( 12.50)%        6.77%   --

EQ/FI Mid Cap
-------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 108.51            --            --            --    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    (  0.62)%          --            --            --    --

Paramount Life Agent - Class A 0.60% (v)
Unit Value, end of period ....................................   $  80.95            --            --            --    --
Net Assets (000's) ...........................................         --            --            --            --    --
Number of units outstanding, end of period (000's) ...........         --            --            --            --    --
Total Return .................................................    ( 18.25)%          --            --            --    --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (d)
Unit Value, end of period ....................................   $  70.90      $  86.96      $ 100.42            --    --
Net Assets (000's) ...........................................   $  2,836      $  1,217      $    301            --    --
Number of units outstanding, end of period (000's) ...........         40            14             3            --    --
Total Return .................................................    ( 18.47)%      (13.41)%        0.46%           --    --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2002          2001         2000         1999         1998
                                                             ------------- ------------- ------------ ------------ ------------
EQ/FI Mid Cap (Concluded)
-------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ..................................   $  69.91      $  86.26     $ 100.23            --           --
Net Assets (000's) .........................................   $ 26,076      $ 13,025     $   1,103           --           --
Number of units outstanding, end of period (000's) .........        373           151            11           --           --
Total Return ...............................................    ( 18.95)%     ( 13.93)%        0.23%          --           --

IL Protector - Class B 0.80% (e)
Unit Value, end of period ..................................   $  69.58      $  86.03     $ 100.16            --           --
Net Assets (000's) .........................................   $     70            --            --           --           --
Number of units outstanding, end of period (000's) .........          1            --            --           --           --
Total Return ...............................................    ( 19.12)%     ( 14.11)%        0.16%          --           --

Survivorship 2000 - Class B 0.90% (e)
Unit Value, end of period ..................................   $  69.42      $  85.92     $ 100.13            --           --
Net Assets (000's) .........................................   $    902      $    773     $     100           --           --
Number of units outstanding, end of period (000's) .........         13             9             1           --           --
Total Return ...............................................    ( 19.20)%     ( 14.19)%        0.13%          --           --

EQ/FI Small/Mid Cap
-------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 107.13            --            --           --           --
Net Assets (000's) .........................................   $    107            --            --           --           --
Number of units outstanding, end of period (000's) .........          1            --            --           --           --
Total Return ...............................................    (  0.82)%          --            --           --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  80.65            --            --           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 22.04)%          --            --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 101.79      $ 119.34     $ 114.75     $ 109.14      $ 107.21
Net Assets (000's) .........................................   $ 14,963      $ 10,741     $   6,656    $   5,457     $  5,146
Number of units outstanding, end of period (000's) .........        147            90            58           50           48
Total Return ...............................................    ( 14.71)%        4.00%         5.13%        1.80%     ( 10.02)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000 - Class B 0.60%
Unit Value, end of period ..................................   $  98.37      $ 116.03     $ 112.24     $ 107.40      $ 106.14
Net Assets (000's) .........................................   $ 92,173      $  1,508     $  28,172    $  27,924     $ 29,082
Number of units outstanding, end of period (000's) .........        937            13           251          260          274
Total Return ...............................................    ( 15.22)%        3.37%         4.51%        1.19%     ( 10.55)%

Incentive Life 2000 Sales 1999 and after, Survivorship
Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  95.56      $ 112.71     $ 109.03     $ 104.33            --
Net Assets (000's) .........................................   $  3,345      $ 60,638     $     218           --           --
Number of units outstanding, end of period (000's) .........         35           538             2           --           --
Total Return ...............................................    ( 15.22)%        3.37%         4.51%        1.19%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002         2001          2000          1999         1998
                                                             ------------- ------------ ------------- ------------- ------------
EQ/FI Small/Mid Cap (Concluded)
-------------------------------
IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $  97.25     $ 114.94      $ 111.42      $ 106.82      $ 105.78
Net Assets (000's) .........................................   $    486     $     460     $    223      $    214      $    106
Number of units outstanding, end of period (000's) .........          5             4            2             2             1
Total Return ...............................................    ( 15.39)%        3.16%        4.30%         0.99%      ( 10.73)%

Survivorship 2000 - Class B 0.90%
Unit Value, end of period ..................................   $  96.70     $ 114.40      $ 111.01      $ 106.54      $ 105.60
Net Assets (000's) .........................................   $  7,446     $   5,377     $  2,442      $  2,131      $  2,323
Number of units outstanding, end of period (000's) .........         77            47           22            20            22
Total Return ...............................................    ( 15.47)%        3.06%        4.20%         0.88%      ( 10.82)%

Survivorship 2000 - Class B 0.90% (e)
Unit Value, end of period ..................................   $  76.24     $  90.19      $  87.52            --            --
Net Assets (000's) .........................................         --            --           --            --            --
Number of units outstanding, end of period (000's) .........         --            --           --            --            --
Total Return ...............................................    ( 15.47)%        3.05%        4.20%           --            --

EQ/High Yield
-------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ..................................   $ 143.63     $ 147.62      $ 146.24      $ 160.08      $ 165.63
Net Assets (000's) .........................................   $ 19,965     $  18,305     $ 19,011      $ 20,810      $ 19,213
Number of units outstanding, end of period (000's) .........        139           124          130           130           116
Total Return ...............................................    (  2.70)%        0.95%     (  8.65)%     (  3.35)%     (  5.15)%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Paramount Life - Class A 0.60%
Unit Value, end of period ..................................   $ 260.62     $ 269.48      $ 268.57      $ 295.76      $ 307.87
Net Assets (000's) .........................................   $ 87,308     $  89,737     $ 92,120      $118,304      $140,081
Number of units outstanding, end of period (000's) .........        335           333          343           400           455
Total Return ...............................................    (  3.29)%        0.34%     (  9.19)%     (  3.93)%     (  5.72)%

IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 105.76     $ 109.58      $ 109.43      $ 120.75      $ 125.95
Net Assets (000's) .........................................   $    740     $     657     $    657      $    604      $    630
Number of units outstanding, end of period (000's) .........          7             6            6             5             5
Total Return ...............................................    (  3.49)%        0.14%     (  9.38)%     (  4.13)%     (  5.91)%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 159.39     $ 165.31      $ 165.25      $ 182.53      $ 190.58
Net Assets (000's) .........................................   $  7,332     $   7,439     $  7,602      $  8,761      $  8,957
Number of units outstanding, end of period (000's) .........         46            45           46            48            47
Total Return ...............................................    (  3.58)%        0.03%     (  9.47)%     (  4.22)%     (  6.00)%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  74.96     $  77.70      $  77.64      $  85.73            --
Net Assets (000's) .........................................   $  8,845     $   4,740     $  1,863      $    257            --
Number of units outstanding, end of period (000's) .........        118            61           24             3            --
Total Return ...............................................    (  3.53)%        0.08%     (  9.44)%     (  4.16)%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                  2002          2001          2000         1999     1998
                                                             ------------- ------------- ------------- ----------- -----
EQ/High Yield (Concluded)
-------------------------
Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $  73.96      $  76.90      $  77.07      $  85.36  --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  3.82)%      ( 0.22)%     (  9.71)%    (  4.45)% --

EQ/International Equity Index
-----------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 104.71            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  2.54)%          --            --           --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  81.78            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 17.37)%          --            --           --   --

Incentive Life 2000 Sales 1999 and after Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ..................................   $  63.10      $  77.32      $ 104.37     $ 127.44   --
Net Assets (000's) .........................................   $    422      $    309      $    209           --   --
Number of units outstanding, end of period (000's) .........          7             4             2           --   --
Total Return ...............................................    ( 18.39)%      (25.91)%     ( 18.11)%      26.70%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  62.25      $  76.28      $ 102.96     $ 125.72   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 18.39)%      (25.91)%     ( 18.11)%      25.72%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  62.26      $  76.52      $ 103.61     $ 126.89   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 18.64)%      (26.14)%     ( 18.35)%      26.32%  --

EQ/J.P. Morgan Core Bond
------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 102.25            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................       2.18%           --            --           --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $ 108.95            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................       7.30%           --            --           --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2002          2001          2000         1999      1998
                                                               ------------- ------------- ------------- ------------ -----
EQ/J.P. Morgan Core Bond (Concluded)
------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ....................................   $ 132.34      $ 121.50      $ 113.24      $ 102.19   --
Net Assets (000's) ...........................................   $  7,411      $  2,795      $    340            --   --
Number of units outstanding, end of period (000's) ...........         56            23             3            --   --
Total Return .................................................       8.92%         7.29%        10.82%         0.45%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $ 130.09      $ 119.43      $ 111.31      $ 100.44   --
Net Assets (000's) ...........................................   $  4,553      $  1,911      $    668            --   --
Number of units outstanding, end of period (000's) ...........         35            16             6            --   --
Total Return .................................................       8.92%         7.29%        10.82%         0.45%  --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ....................................   $ 130.58      $ 120.25      $ 112.42      $ 101.74   --
Net Assets (000's) ...........................................         --            --            --            --   --
Number of units outstanding, end of period (000's) ...........         --            --            --            --   --
Total Return .................................................       8.59%         6.97%         9.99%      (  2.48)% --

EQ/Janus Large Cap Growth
-------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 103.96            --            --            --   --
Net Assets (000's) ...........................................         --            --            --            --   --
Number of units outstanding, end of period (000's) ...........         --            --            --            --   --
Total Return .................................................    (  5.93)%          --            --            --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $  44.64            --            --            --   --
Net Assets (000's) ...........................................         --            --            --            --   --
Number of units outstanding, end of period (000's) ...........         --            --            --            --   --
Total Return .................................................    ( 24.00)%          --            --            --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (e)
Unit Value, end of period ....................................   $  45.27      $  64.96      $  84.32            --   --
Net Assets (000's) ...........................................   $  2,535      $  2,014      $    337            --   --
Number of units outstanding, end of period (000's) ...........         56            31             4            --   --
Total Return .................................................    ( 30.31)%     ( 22.96)%     ( 15.70)%          --   --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ....................................   $  44.64      $  64.44      $  84.15            --   --
Net Assets (000's) ...........................................   $ 12,633      $ 11,148      $  3,029            --   --
Number of units outstanding, end of period (000's) ...........        283           173            36            --   --
Total Return .................................................    ( 30.73)%     ( 23.42)%     ( 15.85)%          --   --

IL Protector - Class B 0.80% (e)
Unit Value, end of period ....................................   $  44.43      $  64.27      $  84.10            --   --
Net Assets (000's) ...........................................   $     44      $     64            --            --   --
Number of units outstanding, end of period (000's) ...........          1             1            --            --   --
Total Return .................................................    ( 30.87)%     ( 23.58)%     ( 15.90)%          --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                  2002          2001          2000         1999     1998
                                                             ------------- ------------- ------------- ----------- -----
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
Survivorship 2000 - Class B 0.90% (e)
Unit Value, end of period ..................................   $  44.32      $  64.18      $  84.07           --   --
Net Assets (000's) .........................................   $    576      $    385      $    168           --   --
Number of units outstanding, end of period (000's) .........         13             6             2           --   --
Total Return ...............................................    ( 30.94)%     ( 23.66)%     ( 15.93)%         --   --

EQ/Lazard Small Cap Value
-------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 109.56            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  1.84)%          --            --           --   --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (e)
Unit Value, end of period ..................................   $ 115.35      $ 134.71      $ 115.10           --   --
Net Assets (000's) .........................................   $  1,384      $  1,482      $    115           --   --
Number of units outstanding, end of period (000's) .........         12            11             1           --   --
Total Return ...............................................    ( 14.37)%       17.04%        17.81%          --   --

Survivorship Incentive Life - Class B 0.60% (e)
Unit Value, end of period ..................................   $ 112.31      $ 131.16      $ 112.07           --   --
Net Assets (000's) .........................................   $  1,011      $    787            --           --   --
Number of units outstanding, end of period (000's) .........          9             6            --           --   --
Total Return ...............................................    ( 14.37)%       17.04%        17.81%          --   --

Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ..................................   $ 113.81      $ 133.32      $ 114.26     $ 97.28    --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    ( 14.63)%       16.68%        17.45%        0.82%  --

EQ/Marsico Focus
----------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $  96.87            --            --           --   --
Net Assets (000's) .........................................         --            --            --           --   --
Number of units outstanding, end of period (000's) .........         --            --            --           --   --
Total Return ...............................................    (  6.15)%          --            --           --   --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (f)
Unit Value, end of period ..................................   $  93.97      $ 106.25            --           --   --
Net Assets (000's) .........................................   $  2,819            --            --           --   --
Number of units outstanding, end of period (000's) .........         30            --            --           --   --
Total Return ...............................................    ( 11.56)%        6.25%           --           --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002         2001         2000         1999         1998
                                                             ------------- ------------ ------------ ------------ ------------
EQ/Marsico Focus (Concluded)
----------------------------
Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60% (f)
Unit Value, end of period ..................................   $  93.27     $ 106.09            --           --           --
Net Assets (000's) .........................................   $ 17,535     $     637           --           --           --
Number of units outstanding, end of period (000's) .........        188             6           --           --           --
Total Return ...............................................    ( 12.08)%        6.09%          --           --           --

IL Protector - Class B 0.80% (f)
Unit Value, end of period ..................................   $  93.03     $ 106.04            --           --           --
Net Assets (000's) .........................................   $     93            --           --           --           --
Number of units outstanding, end of period (000's) .........          1            --           --           --           --
Total Return ...............................................    ( 12.27)%        6.04%          --           --           --

Survivorship 2000 - Class B 0.90% (f)
Unit Value, end of period ..................................   $  92.92     $ 106.01            --           --           --
Net Assets (000's) .........................................   $  1,022     $     106           --           --           --
Number of units outstanding, end of period (000's) .........         11             1           --           --           --
Total Return ...............................................    ( 12.35)%        6.01%          --           --           --

EQ/Mercury Basic Value Equity
-----------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 113.43            --           --           --           --
Net Assets (000's) .........................................         --            --           --           --           --
Number of units outstanding, end of period (000's) .........         --            --           --           --           --
Total Return ...............................................    (  1.08)%          --           --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 152.72     $ 183.25     $ 173.64     $ 155.30      $ 130.57
Net Assets (000's) .........................................   $ 19,243     $  17,592    $  12,676    $   6,678     $  2,873
Number of units outstanding, end of period (000's) .........        126            96           73           43           22
Total Return ...............................................    ( 16.66)%        5.53%       11.81%       19.00%       11.59%

Incentive Life, Incentive Life 2000, Incentive Life Plus ,
Champion 2000, Incentive Life 2000 Series 1999 and
after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ..................................   $ 147.60     $ 178.18     $ 169.86     $ 152.83      $ 129.27
Net Assets (000's) .........................................   $ 81,475     $  68,777    $  35,161    $  29,649     $ 15,512
Number of units outstanding, end of period (000's) .........        552           386          207          194          120
Total Return ...............................................    ( 17.16)%        4.90%       11.14%       18.23%       10.91%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  96.52     $ 116.52     $ 111.08     $  99.95            --
Net Assets (000's) .........................................   $  3,378     $   2,330    $     778    $     200           --
Number of units outstanding, end of period (000's) .........         35            20            7            2           --
Total Return ...............................................    ( 17.16)%        4.90%       11.14%       18.23%          --

IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $ 145.92     $ 176.51     $ 168.61     $ 152.01      $ 128.84
Net Assets (000's) .........................................   $    584     $     706    $     506    $     304     $    129
Number of units outstanding, end of period (000's) .........          4             4            3            2            1
Total Return ...............................................    ( 17.33)%        4.69%       10.92%       17.98%     ( 22.57)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000         1999         1998
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
Survivorship Incentive Life - Class B 0.90% (a)
Unit Value, end of period ..................................   $ 145.09      $ 175.68      $ 167.99      $ 151.61    $ 128.62
Net Assets (000's) .........................................   $  8,415      $  8,081      $  4,368      $  2,881    $   1,543
Number of units outstanding, end of period (000's) .........         58            46            26            19           12
Total Return ...............................................    ( 17.41)%        4.58         10.81%        17.87%       10.58%

EQ/MFS Emerging Growth Companies
--------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 102.92            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    (  4.69)%          --            --            --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  69.16            --            --            --           --
Net Assets (000's) .........................................         --            --            --            --           --
Number of units outstanding, end of period (000's) .........         --            --            --            --           --
Total Return ...............................................    ( 27.95)%          --            --            --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 100.56      $ 153.10      $ 232.15      $ 286.03    $ 164.70
Net Assets (000's) .........................................   $ 14,983      $ 24,190      $ 33,662      $ 28,031    $   5,106
Number of units outstanding, end of period (000's) .........        149           158           145            98           31
Total Return ...............................................    ( 34.32)%     ( 34.05)%     ( 18.56)%       73.62%       34.51%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ..................................   $  97.18      $ 148.86      $ 227.09      $ 281.48    $ 163.05
Net Assets (000's) .........................................   $104,566      $173,124      $254,795      $193,377    $  47,121
Number of units outstanding, end of period (000's) .........      1,076         1,163         1,122           687          289
Total Return ...............................................    ( 34.72)%     ( 34.45)%     ( 19.32)%       72.63%       33.71%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  55.84      $  85.53      $ 130.48      $ 161.73           --
Net Assets (000's) .........................................   $    223      $  6,329      $  5,480      $    485           --
Number of units outstanding, end of period (000's) .........          4            74            42             3           --
Total Return ...............................................    ( 34.72)%     ( 34.45)%     ( 19.32)%       72.63%          --

IL Protector - Class B 0.80%
Unit Value, end of period ..................................   $  96.08      $ 147.47      $ 225.42      $ 279.97    $ 162.51
Net Assets (000's) .........................................   $    865      $  1,327      $  1,578      $  1,400    $     325
Number of units outstanding, end of period (000's) .........          9             9             7             5            2
Total Return ...............................................    ( 34.85)%     ( 34.57)%     ( 19.48)%       72.28%       33.45%

Survivorship 2000 - Class B 0.90%
Unit Value, end of period ..................................   $  95.53      $ 146.78      $ 224.60      $ 279.22    $ 162.23
Net Assets (000's) .........................................   $  6,687      $ 11,155      $ 17,070      $ 14,799    $   3,407
Number of units outstanding, end of period (000's) .........         70            76            76            53           21
Total Return ...............................................    ( 34.92)%     ( 34.65)%     ( 19.56)%       72.11%       33.31%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                   2002          2001         2000         1999         1998
                                                               ------------ ------------- ------------ ------------ ------------
EQ/MFS Investors Trust
----------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 103.45           --            --           --           --
Net Assets (000's) ...........................................         --           --            --           --           --
Number of units outstanding, end of period (000's) ...........         --           --            --           --           --
Total Return .................................................    (  4.00)%         --            --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (a)
Unit Value, end of period ....................................   $  68.22     $  86.36      $ 102.79     $ 103.50           --
Net Assets (000's) ...........................................   $    682     $    518      $    411     $    104           --
Number of units outstanding, end of period (000's) ...........         10            6             4            1           --
Total Return .................................................    ( 21.01)%    ( 15.98)%     (  0.77)%       8.76%          --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  66.76     $  85.03      $ 101.82     $ 103.15           --
Net Assets (000's) ...........................................   $  4,807     $  3,486      $  1,731     $    309           --
Number of units outstanding, end of period (000's) ...........         72           41            17            3           --
Total Return .................................................    ( 21.49)%    ( 16.49)%     (  1.29)%       8.06%          --

IL Protector - Class B 0.80% (a)
Unit Value, end of period ....................................   $  66.28     $  84.59      $ 101.50     $ 103.03           --
Net Assets (000's) ...........................................         --           --            --           --           --
Number of units outstanding, end of period (000's) ...........         --           --            --           --           --
Total Return .................................................    ( 21.65)%    ( 16.66)%     (  1.48)%       7.85%          --

Survivorship 2000 Class - B 0.90% (a)
Unit Value, end of period ....................................   $  66.05     $  84.37      $ 101.34     $ 102.97           --
Net Assets (000's) ...........................................   $    792     $     84      $    101           --           --
Number of units outstanding, end of period (000's) ...........         12            1             1           --           --
Total Return .................................................    ( 21.71)%    ( 16.74)%     (  1.58)%       7.74%          --

EQ/Money Market
---------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
0.00%
Unit Value, end of period ....................................   $ 145.34     $ 143.20      $ 137.89     $ 129.78     $ 123.62
Net Assets (000's) ...........................................   $108,133     $ 86,206      $ 68,393     $ 55,546     $ 32,759
Number of units outstanding, end of period (000's) ...........        744          602           496          428          265
Total Return .................................................       1.49%        3.85%         6.24%        4.96%        5.34%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Paramount Life - Class A 0.60%
Unit Value, end of period ....................................   $ 221.88     $ 219.94      $ 213.06     $ 201.73     $ 193.32
Net Assets (000's) ...........................................   $237,855     $273,605      $267,177     $248,531     $203,373
Number of units outstanding, end of period (000's) ...........      1,072        1,244         1,254        1,232        1,052
Total Return .................................................       0.88%        3.23%         5.62%        4.35%        4.71%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001         2000          1999         1998
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Money Market (Concluded)
---------------------------
IL Protector - Class A 0.80%
Unit Value, end of period ..................................   $ 128.12      $ 127.25     $ 123.52      $ 117.19     $ 112.53
Net Assets (000's) .........................................   $    512      $    509     $     494     $    586     $     788
Number of units outstanding, end of period (000's) .........          4             4             4            5             7
Total Return ...............................................       0.68%         3.02%         5.40%        4.14%         4.50%

Survivorship 2000 - Class A 0.90%
Unit Value, end of period ..................................   $ 143.37      $ 142.55     $ 138.51      $ 131.54     $ 126.44
Net Assets (000's) .........................................   $ 18,495      $ 19,672     $  23,685     $ 20,520     $  15,679
Number of units outstanding, end of period (000's) .........        129           138           171          156           124
Total Return ...............................................       0.58%         2.92%         5.30%        4.04%         4.39%

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $ 115.79      $ 115.07     $ 111.78      $ 106.09            --
Net Assets (000's) .........................................   $106,411      $ 89,524     $  38,005     $ 16,868            --
Number of units outstanding, end of period (000's) .........        919           778           340          159            --
Total Return ...............................................       0.63%         2.94%         5.36%        4.10%           --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $ 114.25      $ 113.88     $ 110.96      $ 105.63            --
Net Assets (000's) .........................................         --            --            --           --            --
Number of units outstanding, end of period (000's) .........         --            --            --           --            --
Total Return ...............................................       0.32%         2.63%         5.05%        3.78%           --

EQ/Putnam Growth & Income Value
-------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 109.02            --            --           --            --
Net Assets (000's) .........................................         --            --            --           --            --
Number of units outstanding, end of period (000's) .........         --            --            --           --            --
Total Return ...............................................    (  1.66)%          --            --           --            --

IL Plus Original Series, Incentive Life COLI - Class B
0.00%
Unit Value, end of period ..................................   $ 104.17      $ 128.70     $ 138.10      $ 129.34     $ 131.12
Net Assets (000's) .........................................   $  5,104      $  5,405     $   4,972     $  3,622     $   2,229
Number of units outstanding, end of period (000's) .........         49            42            36           28            17
Total Return ...............................................    ( 19.06)%     (  6.81)%        6.78%     (  1.36)%       12.82%

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after - Class B 0.60%
Unit Value, end of period ..................................   $ 100.68      $ 125.14     $ 135.09      $ 127.28     $ 129.81
Net Assets (000's) .........................................   $ 17,619      $ 19,897     $  16,616     $ 16,165     $  12,981
Number of units outstanding, end of period (000's) .........        175           159           123          127           100
Total Return ...............................................    ( 19.55)%     (  7.37)%        6.14%     (  1.95)%       12.14%

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  70.66      $  87.82     $  94.81      $  89.32            --
Net Assets (000's) .........................................   $  1,555      $  1,405     $     758     $     89            --
Number of units outstanding, end of period (000's) .........         22            16             8            1            --
Total Return ...............................................    ( 19.55)%     (  7.37)%        6.14%     (  1.95)%          --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001         2000         1999         1998
                                                               ------------- ------------ ------------ ------------ ------------
EQ/Putnam Growth & Income Value (Concluded)
-------------------------------------------
IL Protector - Class B 0.80%
Unit Value, end of period ....................................   $  99.53      $ 123.96     $ 134.10     $ 126.60    $ 129.37
Net Assets (000's) ...........................................   $    199      $    248     $    268     $    253    $     129
Number of units outstanding, end of period (000's) ...........          2             2            2            2            1
Total Return .................................................    ( 19.71)%     (  7.56)%       5.92%     (  2.14)%      11.92%

Survivorship 2000 - Class B 0.90%
Unit Value, end of period ....................................   $  98.97      $ 123.38     $ 133.60     $ 126.25    $ 129.15
Net Assets (000's) ...........................................   $  1,781      $  1,974     $  1,870     $  1,768    $   1,292
Number of units outstanding, end of period (000's) ...........         18            16           14           14           10
Total Return .................................................    ( 19.78)%     (  7.65)%       5.82%     (  2.25)%      11.80%

EQ/Putnam International Equity (n)
----------------------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ....................................   $ 105.66            --           --           --           --
Net Assets (000's) ...........................................         --            --           --           --           --
Number of units outstanding, end of period (000's) ...........         --            --           --           --           --
Total Return .................................................    (  1.56)%          --           --           --           --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ....................................   $  81.60            --           --           --           --
Net Assets (000's) ...........................................         --            --           --           --           --
Number of units outstanding, end of period (000's) ...........         --            --           --           --           --
Total Return .................................................    ( 17.98)%          --           --           --           --

IL Plus Original Series, Incentive Life COLI - Class B
0.00% (l)
Unit Value, end of period ....................................   $  79.03            --           --           --           --
Net Assets (000's) ...........................................   $ 10,590            --           --           --           --
Number of units outstanding, end of period (000's) ...........        134            --           --           --           --
Total Return .................................................    ( 17.87)%          --           --           --           --

Incentive Life, Incentive Life 2000, Incentive Life Plus,
Champion 2000, Incentive Life 2000 Sales 1999 and
after, Surivorship Incentive Life - Class B 0.60% (l)
Unit Value, end of period ....................................   $  85.28            --           --           --           --
Net Assets (000's) ...........................................   $ 43,237            --           --           --           --
Number of units outstanding, end of period (000's) ...........        507            --           --           --           --
Total Return .................................................    ( 18.18)%          --           --           --           --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ....................................   $  83.52      $ 100.79     $ 129.21     $ 148.24           --
Net Assets (000's) ...........................................   $    919      $    605     $    388           --           --
Number of units outstanding, end of period (000's) ...........         11             6            3           --           --
Total Return .................................................    ( 17.14)%     ( 22.00)%    ( 12.84)%      59.29%          --

IL Protector - Class B 0.80% (l)
Unit Value, end of period ....................................   $  76.92            --           --           --           --
Net Assets (000's) ...........................................   $    231            --           --           --           --
Number of units outstanding, end of period (000's) ...........          3            --           --           --           --
Total Return .................................................    ( 18.29)%          --           --           --           --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2002         2001         2000         1999      1998
                                                             ------------- ------------ ------------ ------------ -----
EQ/Putnam International Equity (n) (Concluded)
----------------------------------------------
Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ..................................   $  84.14      $ 101.85     $ 130.96    $ 150.71    --
Net Assets (000's) .........................................   $  4,964            --           --           --   --
Number of units outstanding, end of period (000's) .........         59            --           --           --   --
Total Return ...............................................    ( 17.39)%     ( 22.23)%    ( 13.10)%      58.81%  --

EQ/Putnam Voyager (q)
---------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 102.48            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    (  5.60)%          --           --           --   --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ..................................   $  63.54      $  86.79     $ 115.58    $ 141.41    --
Net Assets (000's) .........................................   $  1,080      $  1,028     $    578           --   --
Number of units outstanding, end of period (000's) .........         17            13            5           --   --
Total Return ...............................................    ( 26.79)%     ( 24.91)%    ( 18.27)%      29.48%  --

Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  55.78      $  76.19     $ 101.47    $ 124.14    --
Net Assets (000's) .........................................   $    279      $    305     $    203           --   --
Number of units outstanding, end of period (000's) .........          5             4            2           --   --
Total Return ...............................................    ( 26.79)%     ( 24.91)%    ( 18.26)%      29.48%  --

Survivorship 2000 - Class B 0.90% (b)
Unit Value, end of period ..................................   $  62.69      $  85.89     $ 114.73    $ 140.79    --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    ( 27.01)%     ( 25.14)%    ( 18.51)%      29.09%  --

EQ/Small Company Index
----------------------
Incentive Life '02, Survivorship Incentive Life '02 -
Class A 0.00% (r)
Unit Value, end of period ..................................   $ 111.41            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    (  0.43)%          --           --           --   --

Paramount Life - Class A 0.60% (v)
Unit Value, end of period ..................................   $  76.53            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    ( 25.07)%          --           --           --   --

Incentive Life 2000 Sales 1999 and after, Incentive Life
Plus - Class B 0.60% (a)
Unit Value, end of period ..................................   $  89.02      $ 113.24     $ 111.63    $ 116.25    --
Net Assets (000's) .........................................   $    445      $    566           --           --   --
Number of units outstanding, end of period (000's) .........          5             5           --           --   --
Total Return ...............................................    ( 21.39)%        1.44%     (  3.98)%      20.00%  --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2002


7. Accumulation Unit Values


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2002         2001         2000         1999      1998
                                                             ------------- ------------ ------------ ------------ -----
EQ/Small Company Index (Concluded)
----------------------------------
Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ..................................   $  87.88     $ 111.79      $ 110.20    $ 114.76    --
Net Assets (000's) .........................................   $     88            --           --           --   --
Number of units outstanding, end of period (000's) .........          1            --           --           --   --
Total Return ...............................................    ( 21.39)%        1.44%     (  3.97)%      14.76%  --

Survivorship 2000 - Class B 0.90% (k)
Unit Value, end of period ..................................   $  87.83     $ 112.07      $ 110.81    $ 115.75    --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................    ( 21.63)%        1.13%     (  4.26)%      19.64%  --

MFS Mid Cap Growth
------------------
Paramount Life - Class A 0.60% (q)
Unit Value, end of period ..................................   $  78.30            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       6.10%           --           --           --   --

PIMCO Renaissance
-----------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life 02 - Class A 0.00%
(r)
Unit Value, end of period ..................................   $ 119.73            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       2.83%           --           --           --   --

Paramount Life - Class A 0.60 % (q)
Unit Value, end of period ..................................   $  87.10            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       4.66%           --           --           --   --

PIMCO Total Return
------------------
Paramount Life - Class A 0.60% (q)
Unit Value, end of period ..................................   $ 107.65            --           --           --   --
Net Assets (000's) .........................................         --            --           --           --   --
Number of units outstanding, end of period (000's) .........         --            --           --           --   --
Total Return ...............................................       6.57%           --           --           --   --

U.S. Real Estate
----------------
IL Plus Original Series, Incentive Life COLI, Incentive
Life '02, Survivorship Incentive Life '02 - Class A
  0.00% (r)
Unit Value, end of period ..................................   $ 105.10            --           --           --   --
Net Assets (000's) .........................................   $  1,261            --           --           --   --
Number of units outstanding, end of period (000's) .........         12            --           --           --   --
Total Return ...............................................       2.84%           --           --           --   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Concluded)


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
Vanguard VIF Equity Index
------------------------------------------------------------
Paramount Life Class A 0.60% (v)
Unit Value, end of period ..................................     $  77.35      --       --       --       --
Net Assets (000's) .........................................     $     77      --       --       --       --
Number of units outstanding, end of period (000's) .........            1      --       --       --       --
Total Return ...............................................       (19.51)%    --       --       --       --

(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(j) Units were made available for sale on April 26, 2002.
(k) Units were made available for sale on January 1, 1999.
(l) Units were made available for sale on May 13, 2002.
(m) Units were made available for sale March 31, 2002.
(n) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See Note 5).
(o) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(q) Units were made available for sale on August 5, 2002.
(r) Units were made available for sale on November 5, 2002.
(s) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(t) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(u) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
(v) Units were made available for sale on April 15, 2002.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2002


8. Investment Income Ratio

Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying Fund in which the Account invests.



                                                                     Years Ended December 31,
                                                  --------------------------------------------------------------
                                                     2002         2001         2000         1999         1998
                                                  ----------   ----------   ----------   ----------   ----------
AXA Premier VIP Core Bond .....................   3.68%          --            --           --           --
AXA Premier VIP Health Care ...................     --           --            --           --           --
AXA Premier VIP International Equity ..........     --           --            --           --           --
AXA Premier VIP Large Cap Core Equity .........   0.17%          --            --           --           --
AXA Premier VIP Large Cap Growth ..............     --           --            --           --           --
AXA Premier VIP Large Cap Value ...............     --           --            --           --           --
AXA Premier VIP Small/Mid Cap Growth ..........     --           --            --           --           --
AXA Premier VIP Small/Mid Cap Value ...........     --           --            --           --           --
AXA Premier VIP Technology ....................     --           --            --           --           --
Davis Value ...................................   1.14%          --            --           --           --
EQ/Aggressive Stock ...........................   0.01%        0.49%         0.36%        0.33%        0.45%
EQ/Alliance Common Stock ......................   0.05%        2.37%         0.61%        0.59%        0.61%
EQ/Alliance Growth and Income .................   1.43%        1.03%         0.94%        0.27%        0.33%
EQ/Alliance Intermediate Government
 Securities ...................................   5.01%        4.25%         5.48%        5.14%        5.11%
EQ/Alliance International .....................     --         1.61%         0.45%          --         1.89%
EQ/Alliance Premier Growth ....................     --           --          0.93%        0.76%          --
EQ/Alliance Quality Bond ......................   4.07%        3.06%         7.32%        5.34%        5.53%
EQ/Alliance Small Cap Growth ..................     --         1.04%           --           --         0.01%
EQ/Alliance Technology ........................     --         0.01%           --           --           --
EQ/Balanced ...................................   1.63%        2.85%         3.23%        2.75%        2.65%
EQ/Bernstein Diversified Value ................   1.53%        1.39%         2.16%          --           --
EQ/Calvert Socially Responsible ...............     --           --            --           --           --
EQ/Capital Guardian International .............   1.71%        1.87%         0.66%          --           --
EQ/Capital Guardian Research ..................   0.37%        0.26%         2.11%        0.48%          --
EQ/Capital Guardian US Equity .................   0.54%        0.48%         2.75%        1.56%          --
EQ/Emerging Markets Equity ....................     --           --          7.80%        1.77%        0.48%
EQ/Equity 500 Index ...........................   1.17%        1.04%         0.64%        1.12%        1.15%
EQ/Evergreen Omega ............................     --         0.01%         0.36%        1.04%          --
EQ/FI Mid Cap .................................   0.02%        0.24%         0.39%          --           --
EQ/FI Small/Mid Cap Value .....................   0.65%        0.71%         1.01%        0.18%        0.51%
EQ/High Yield .................................   9.16%        9.74%        10.46%       10.74%       10.51%
EQ/International Equity Index .................   1.27%        0.33%         0.54%        4.28%          --
EQ/J.P. Morgan Core Bond ......................   6.36%        6.57%        12.68%       13.75%          --
EQ/Janus Large Cap Growth .....................     --         0.01%         0.33%          --           --
EQ/Lazard Small Cap Value .....................   0.76%        7.28%         5.58%          --           --
EQ/Marsico Focus ..............................   0.04%          --            --           --           --
EQ/Mercury Basic Value Equity .................   1.20%        3.87%         5.50%        8.01%        6.05%
EQ/MFS Emerging Growth Companies ..............     --         0.02%         2.02%        2.92%          --
EQ/MFS Investors Trust ........................   0.73%        0.54%         0.54%        0.92%          --
EQ/Money Market ...............................   1.36%        3.41%         5.76%        4.74%        5.00%
EQ/Putnam Growth & Income Value ...............   1.45%        1.02%         1.05%        7.93%        2.20%
EQ/Putnam International Equity ................   1.34%        0.96%        16.34%       20.47%          --
EQ/Putnam Voyager .............................   0.13%          --          1.03%        5.87%          --
EQ/Small Company Index ........................   0.68%        1.15%        15.71%          --           --
MFS Mid Cap Growth ............................     --           --            --           --           --
PIMCO Renaissance .............................   1.01%          --            --           --           --
PIMCO Total Return ............................   6.80%          --            --           --           --
U.S. Real Estate ..............................   9.14%          --            --           --           --
Vanguard VIF Equity Index .....................     --           --            --           --           --

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

Appendix A


--------------------------------------------------------------------------------


DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.





DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Member of the Management Board (January 2000 to present); Group Executive President, Human
25 Avenue Matignon                     Resources, Communication and Synergies (January 2000 to present); Senior Executive Vice
75008 Paris, France                    President, Human Resources and Communications, AXA (January 1997 to January 2000); prior thereto, Executive Vice President, Culture-Management-Communication (1993 to January 1997);
                                       and various positions with AXA affiliated companies; Member, Executive Committee, AXA
                                       (January 1997 to January 2000); Director, AXA Financial, Inc. (December 1996 to present).
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA Financial
25 Avenue Matignon                     (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman of the Management
75008 Paris, France                    Board and Chief Executive Officer of AXA (since May 2000), Vice Chairman of AXA's Management
                                       Board (January 2000 to May 2000). Prior thereto, Senior Executive Vice President, Financial
                                       Services and Life Insurance Activities in the United States, Germany, the United Kingdom and
                                       Benelux (1997 to 1999); Executive Vice President, Financial Services and Life Insurance
                                       Activities (1993 to 1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital Management Corporation, the general partner of Alliance Holding and Alliance. A former Director of Donaldson, Lufkin & Jenrette ("DLJ")
                                       from July 1993 to November 2000.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill
------------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                         Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA Konzern
Gereonsdriesch 9-11                    AG (since June 1999). Member of the AXA Group Management Board since April 1999. Prior
50670 Cologne, Germany                 thereto, member of the Holding Management Board of Gerling-Konzern in Cologne (1995 to April
                                       1999). Chairman of the Management Board of AXA Versicherung AG, AXA Lebensversicherung AG
                                       and AXA Service AG Lebensversicherungs-Management AG (since June 1999). Director of AXA
                                       Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne
------------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies
New Canaan, CT 06840                   (since January 2000); prior thereto, Chairman (April 1988 to January 2000) and Chief
                                       Executive Officer (April 1983 to April 1998). Director of Ryder System, Inc. since 1995.
                                       Director of AXA Financial, Inc. (since May, 1992). He retired as a Director of McGraw-Hill
                                       Companies in April 2000. Director of Harris Corp. 1995 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President, Control and
25, Avenue Matignon                    Strategy, AXA (January 2000 to present); prior thereto Senior Executive Vice President,
75008 Paris, France                    International (US-UK-Benelex) AXA (January 1997 to January 2000); Member of the Management
                                       Board, AXA, since February 2003; Member of the AXA Executive Committee, January 2000 to
                                       present; Director, Alliance Capital (February 1996 to present) and various AXA Affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(1)

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal                      Director of Equitable Life (since July 1992). Vice Chairman of the Management Board of
42, avenue de Friedland                Aventis (since December 1999). Prior thereto, Chairman and Chief Executive Officer of
75008 Paris                            Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory Board of AXA.
France                                 Director of Schneider Electric, Rhodia, and Pernod-Ricard and European Aeronautic Defense
                                       and Space Company. Former Member of the Consulting Council of Banque de France. Director,
                                       AXA Financial (since July, 1992).
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves
------------------------------------------------------------------------------------------------------------------------------------
Graves Ventures, LLC and               Director of Equitable Life (since September 19, 2002). President and Chief Operating
Earl G. Graves, Ltd.                   Officer, Graves Ventures, LLC (January 2001 to present), Chief of Staff, Earl G. Graves,
130 Fifth Avenue                       Ltd. (March 1993 to present) and President of Black Enterprise Unlimited (unknown to
New York, NY 10011                     present); Director, AXA Financial, Inc. and The Equitable Life Assurance Society of the
                                       United States (September 2002 to present); Trustee, Meharry Medical College (September 2001 to present); President, Catholic Big Brothers, Inc. (June 1992 to present); Attorney,
                                       Cleary, Gottlieb, Steen & Hamilton (1989 to 1993).
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene
------------------------------------------------------------------------------------------------------------------------------------
LeBoeuf, Lamb, Greene & MacRae         Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street                   (1999 to 2003). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA Financial
New York, NY 10019-4513                (since May 1992). Director of Associated Electric and Gas Insurance Services and AXIS
                                       Specialty Insurance Company since 2001.

------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson
------------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C          Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core
New York, NY 10028                     Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto,
                                       President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
                                       Bestfoods (1997 to 1999). President, CPC Specialty Markets Group (1993 to 1997); Director,
                                       Del Monte Foods Co., PACTIV Corporation and the "Shell" Transport and Trading Company, plc.;
                                       Former Director, Hunt Corporation (1992-2002); Director, AXA Financial (since
                                       December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                         Director of Equitable Life (since December 19, 2002). Senior Advisor, Morgan Stanley (June
Harborside Financial Center            2000 to present); Director/Trustee, Morgan Stanley Funds (June 2000 to present); Director,
Plaza Two, Second Floor                AXA Financial, Inc. (December 2002 to present); President and Chief Operating Officer -
Jersey City, NJ 07311                  Individual Investor Group, Morgan Stanley Dean Witter (June 1997 to June 2000); President
                                       and Chief Operating Officer - Dean Witter Securities, Dean Witter Discover & Co. (1993 to
                                       May 1997); President and Chief Operating Officer - Dean Witter Financial, Dean Witter
                                       Reynolds Inc. (1989 to 1993); Director and Chairman of the Executive Committee, Georgetown
                                       University Board of Regents; Director, The American Ireland Fund; Member, The American
                                       Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain
------------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                     Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979);
77 King Street West                    and officer or director of several affiliated companies. Director, AXA Insurance (Canada),
Suite 4545                             Anglo-Canada General Insurance Company, Alliance Capital Management Corporation and AXA
Toronto, Ontario M5K 1K2               Pacific Insurance Company and AXA Australia, Alternate Director, AXA Asia Pacific Holdings
Canada                                 Limited (December 1999 to September 2000) and a former Director of DLJ (October 1999 to
                                       November 2000). Chairman (non-executive) and Director, FCA International Ltd. (January 1994
                                       to May 1998). Director of AXA Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson
------------------------------------------------------------------------------------------------------------------------------------
Saks Fifth Avenue Enterprises          Director of Equitable Life (since September 19, 2002). President and Chief Executive Officer
12 East 49th Street, 19th Floor        (February 2001 to present); President and Chief Executive Officer, Saks Fifth Avenue
New York, NY 10017                     (February 2000 to February 2001); Vice Chairman (September 1998 to February 2000) and Chief
                                       Operating Officer (May 1999 to February 2000); Executive Vice President - Director of Stores
                                       (July 1996 to September 1998); Senior Vice President and Regional Director of Stores/East
                                       (1992 to July 1996); General Manager (1991 to 1992); Director, AXA Financial, Inc.
                                       (September 2002 to present); Director, Women In Need, Inc.; Regional Vice President for the
                                       Greater New York Area, National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------


1(2)

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corporation               Director of Equitable Life (since September 19, 2002). President, Hyatt Hotels Corporation
200 West Madison Street                (January 2000 to present); Director, AXA Financial, Inc. (September 2002 to present) and The
Suite 3900                             Equitable Life Assurance Society of the United States (September 2002 to present); Director,
Chicago, IL 60606                      Schindler Holdings, Ltd. (January 2002 to present); Director, Interval International
                                       (January 1998 to present); Executive Vice President, Hyatt Development Corporation (1997 to
                                       2000); President and Chief Executive Officer, United Infrastructure Company (1993 to 1997)
                                       and Partner, The John Buck Company (1979 to 1993).

------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia
------------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corporation         Director of Equitable Life (since November 20, 2002). Chief Executive Officer, Ameritrade
4211 South 102nd Street                Holding Corporation (March 2001 to present); Director, AXA Financial, Inc. (November 2002 to
Omaha, NE 68127                        present) and The Equitable Life Assurance Society of the United States (November 2002 to
                                       present); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to March 2001); Defensive
                                       Coordinator for Dartmouth College's football team (1968 - 1984).

------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin College of Business     Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
St. John's University                  Business St. John's University (since August 1998); Chief Financial Officer, Chase Manhattan
8000 Utopia Parkway                    Corp. (1985 to 1997). Director, Alliance Capital Management Corporation (since May 2000);
Jamaica, NY 11439                      The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H.W. Wilson Company and
                                       Junior Achievement of New York, Inc. and a Director and Officer of Rock Valley Tool, LLC.
                                       Director of AXA Financial, Inc. (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------




OFFICERS - DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert
------------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since May 2001); Director (since October 1992), Chairman of the
Corporation                            Board (since May 2001) and Chief Executive Officer (since January 1999), Alliance Capital
1345 Avenue of the Americas            Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer
New York, NY 10105                     (May 1993 to January 1999), Alliance Capital Management Corporation; Director, AXA
                                       Financial, Inc. (May 2001 to present); Vice Chairman of the Board of Trustees of Colgate
                                       University; Trustee of the Mike Wolk Heart Foundation; Member of the Investment Committee of
                                       the New York Community Trust.

------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron
------------------------------------------------------------------------------------------------------------------------------------
                                       Director, Chairman of the Board, President (since May 2002) and Chief Executive Officer,
                                       Equitable Life (since May 2001); Director, President and Chief Executive Officer, AXA
                                       Financial, Inc. (May 2001 to present); Chairman of the Board and Chief Executive Officer,
                                       AXA Financial Services, LLC (May 2001 to present); Member of AXA's Management Board, (May
                                       2001 to present); Director, Alliance Capital Management Corporation (May 2001 to present);
                                       Director, Chairman of the Board, President and Chief Executive Officer, The Equitable of
                                       Colorado, Inc. (since June 2001); Director, The American Ireland Fund (1999 to present);
                                       Board of Trustees of The University of Scranton (1995 to 2002); Member of the Investment
                                       Company Institute's Board of Governors (since October 2001; prior thereto, October 1997 to
                                       October 2000) and Executive Committee (1998-2001); Former Trustee of The University of
                                       Pittsburgh and St. Sebastian's Country Day School; Former Director of the Massachusetts
                                       Bankers Association; President and Chief Operating Officer, Mellon Financial Corporation
                                       (1999-2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(3)

OFFICERS - DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin
------------------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief Financial Officer
                                       (since May 1996), Equitable Life. Vice Chairman of the Board (since November 1999) and Chief
                                       Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President
                                       (February 1998 to November 1999), AXA Financial. Executive Vice President and Member of the
                                       Executive Committee of AXA. Director, Vice Chairman and Chief Financial Officer (since
                                       December 1999) The Equitable of Colorado; AXA Financial Services, LLC and AXA Distribution
                                       Holding Corp. (since September 1999). Director, Alliance (since July 1997). Formerly a
                                       Director of DLJ (from June 1997 to November 2000). Prior thereto, Chairman, Insurance
                                       Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and AXA Group Deputy Chief Information
                                       Officer (February 2001 to present); President and Chief Executive Officer, AXA Technology
                                       Services of America, Inc. since 2002; prior thereto, Chief Information Officer (November
                                       1994 to February 2001), Equitable Life and AXA Financial Services, LLC (since September
                                       1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (January 2002 to present), Equitable Life; Executive Vice President
                                       (January 2002 to present), AXA Financial Services, LLC; prior thereto, Senior Vice President and Managing Director Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior
                                       Vice President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998
                                       to 1999); Senior Vice President of European Human Resources (and previous Human Resources positions), Chubb Insurance Company of Europe (1992 to 1998).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Senior Vice
                                       President, AXA Financial Services, LLC. Director and Chairman, Frontier Trust Company
                                       ("Frontier"), FSB . Director, EQF (now AXA Advisors) (until September 1999). Executive Vice
                                       President and Director (since September 1999), AXA Advisors. Director and Senior Vice
                                       President, AXA Network, LLC (formerly EquiSource). Director and Officer of various Equitable
                                       Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne
------------------------------------------------------------------------------------------------------------------------------------
                                       Director and Deputy Treasurer (since December 2001) AXA Technology Services of America, Inc.
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice President
                                       and Treasurer, AXA Financial Services, LLC (since September 1999); The Equitable of Colorado
                                       (since December 1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                       Chairman (since August 2000) and Chief Executive Officer (since September 1997), and prior thereto, President and Treasurer, Equitable Casualty Insurance Company ("Casualty"). Vice
                                       President and Treasurer, EQ Advisors Trust (since March 1997). Senior Vice President and
                                       Treasurer, AXA Distribution Holding Corporation (since November 1999) and AXA Advisors, LLC
                                       (since December 2001). Director, Chairman, President and Chief Executive Officer, Equitable
                                       JV Holdings (August 1997 to June 2002). Director (since July 1997), and Senior Vice
                                       President and Chief Financial Officer (since April 1998), ACMC. Treasurer, Paramount
                                       Planners, LLC (since November 2000). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


1(4)

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Selig Ehrlich
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since December 2001) and Chief Actuary (since May 2001), Equitable
                                       Life; prior thereto, Senior Vice President (July 1999 to December 2001) and Deputy General
                                       manager (September 2000 to December 2001). Executive Vice President (since December 2001)
                                       and Chief Actuary (since May 2001), AXA Financial Services, LLC, Chief Financial Officer and
                                       Chief Actuary, Travelers, Life Annuity 1994 to 1999
------------------------------------------------------------------------------------------------------------------------------------
MaryBeth Farrell
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President and Deputy Controller (November 1999 to December 2001); Senior Vice President
                                       and Controller, GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999); Executive
                                       Vice President (December 2001 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to
                                       December 1998). Senior Vice President, AXA Financial Services, LLC (September 1999 to
                                       December 2001), Director, Chairman and Chief Executive Officer, AXA Network, LLC (July 1999
                                       to December 2001).
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 1997 to present) and Deputy General Counsel (November 1999 to present), Equitable Life; prior thereto, Senior Vice President and Associate General
                                       Counsel (September 1997 to October 1999), Vice President and Associate General Counsel
                                       (November 1993 to August 1997); Senior Vice President and Deputy General Counsel (September
                                       2001 to present), AXA Financial; Senior Vice President (September 1999 to present) and
                                       Deputy General Counsel (November 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Controller, Equitable Life, AXA Financial and AXA Financial
                                       Services, LLC. Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                       December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (March 1996) and Auditor since September 1994, Equitable Life. AXA
                                       Financial and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and Associate General
                                       Counsel, Equitable Life. Previously held other officerships with Equitable Life. Senior Vice
                                       President, AXA Financial Services, LLC (since September 1999).
------------------------------------------------------------------------------------------------------------------------------------
John M. Lefferts
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and President of Retail Distribution (September 2001 to present),
                                       Equitable Life; prior thereto, President of Texas Region (1998-2001), Agency Manager
                                       (1989-1998). Executive Vice President and President of Retail Distribution, AXA Financial
                                       Services, LLC (since September 2001). Director and Executive Vice President, The Equitable
                                       of Colorado, Inc. (since September 2001). Director, President, Vice President, Secretary and
                                       Treasurer, AXA Network Insurance Agency of Texas, Inc., until 2002. Director, Children's
                                       Cancer Fund.
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Information Officer (February 2001 to present), Equitable
                                       Life. Executive Vice President and Chief Information Officer, AXA Financial Services, LLC
                                       (since February 2001). Senior Vice President, Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            1(5)

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 2000 to present) and Actuary (May 1994 to present),
                                       Equitable Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice
                                       President (May 1993 to May 1998); Senior Vice President (September 2000 to present) and
                                       Actuary (September 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President, AXA
                                       Financial Services, LLC (since September 1999); Executive Vice President, Chase Manhattan
                                       Corporation (January 1983 to June 1997); Director, EQF (now AXA Advisors) (October 1998 to
                                       May 1999).
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (September 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President (September 2000 to September 2001). Director, AXA Distributors, LLC (March
                                       2002 to present); Executive Vice President, AXA Financial Services, LLC (since September
                                       2001); prior thereto, Senior Vice President (September 2000 to September 2001). Principal
                                       (and various positions), McKinsey and Company, Inc. (1992 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice
                                       President (since May 1995) and Chief Investment Officer (since July 1995), AXA Financial,
                                       Executive Vice President and Chief Investment Officer, AXA Financial Services, LLC (since
                                       September 1999). President and Trustee (since March 1997), EQ Advisors Trust and Trustee of
                                       AXA Premier Funds (since November 2001). Executive Vice President and Chief Investment
                                       Officer, The Equitable of Colorado (since December 1999), Director, Alliance, and Equitable
                                       Real Estate (until June 1997). Executive Vice President, AXA Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life and AXA Financial Services, LLC (since September 1999).
                                       Director, Chairman and Chief Operating Officer, Casualty (from September 1997 until August
                                       2000). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Secretary and Associate General Counsel,
                                       Equitable Life and AXA Financial (since September 1995). Senior Vice President, Secretary and
                                       Associate General Counsel, AXA Financial and AXA Financial Services, LLC (since September
                                       1999). Senior Vice President, Secretary and Associate General Counsel, Equitable of Colorado
                                       (since December 1999). Secretary, AXA Distribution Holding Corporation (since September
                                       1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                       Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001), Deputy
                                       General Counsel (October 1996 to November 1999). Executive Vice President and General Counsel
                                       (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice President and Deputy
                                       General Counsel (October 1996 to September 2001). Executive Vice President (since September
                                       2001) and General Counsel (since September 1999), AXA Financial Services, LLC. Executive Vice
                                       President (since September 2001) and General Counsel (since December 1999), Equitable of
                                       Colorado. Director, AXA Advisors. Senior Vice President and General Counsel, EIC (June 1997
                                       to March 1998). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


1(6)

Appendix B

-------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                     WHICH RELATE TO OUR
-----------------------------------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995-2000; September 15, 1995; January 1,
1997; and October 18, 1999 as previously supplemented May 1, 1996 -
May 1, 2002; May 12, 2000; June 23, 2000, September 1, 2000, February 9,
2001; September 4, 2001; December 14, 2001; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; and March 1, 2003 ............   Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993-99; January 1, 1997; and October 18, 1999,
as previously supplemented on May 1, 1994 through May 1, 2001, May 12,
2000, June 23, 2000, September 1, 2000, February 9, 2001, September 4,
2001; December 14, 2001; July 15, 2002; August 20, 2002; December 15,
2002; January 6, 2003; and March 1, 2003 ...............................   Survivorship 2000(SM) Policies



In addition you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.



                                                                            2(1)

                      (This page intentionally left blank)

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies

 Paramount Life(SM)
 IL Protector(R)
 IL COLI(SM)
 Incentive Life Plus(R)
 Survivorship 2000
 Incentive Life 2000
 Champion 2000
 Incentive Life(SM)
 Survivorship Incentive Life(SM)
 Incentive Life(SM) '02
 Survivorship Incentive Life(SM) '02

Prospectus supplement dated May 1, 2003
--------------------------------------------------------------------------------



This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any supplements to that prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION.


Your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option during the period beginning 30 days before and ending 60 days after a policy anniversary ("the GIO Transfer Period"). See "Transferring your money among our investment options - Transfers you can make" (or other applicable section regarding transfers) in your prospectus. From March 1, 2003 through December 31, 2003, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through December 31, 2003), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

Your written transfer request must be received in our Administrative Office by December 31, 2003, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.


   Copyright 2003 The Equitable Life Assurance Society of the United States.

 All rights reserved. IL Protector(R) and Incentive Life Plus(R) are registered service marks
  and IL COLISM, Paramount LifeSM, Incentive LifeSM and Survivorship Incentive
                           LifeSM are service marks of

           The Equitable Life Assurance Society of the United States.



EVM 340 (5/03)                                                          x00555
132014 (5/03)

                                     PART II



                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17641 on March 1, 1999.

Supplement (in-force A) relating to Survivorship 2000 dated May 1, 2003 consisting of 146 pages.

Supplement (in-force -- wholesale) relating to Survivorship 2000 dated May 1, 2003 consisting of 146 pages.

The Guaranteed Interest Option Supplement dated May 1, 2003 consisting of 1 page.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

The signatures.

Written Consents of the following persons:

Independent Public Accountants. (See Exhibit No. 6).

The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:


        1-A(1)(a)(i)       Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


        1-A(2)             Inapplicable.

        1-A(3)(a)          See Exhibit 1-A(8).



         1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(3)(c)         See Exhibit 1-A(8)(i).

         1-A(4)            Inapplicable.

         1-A(5)(a)(i)      Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(ii)     Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(c)         Estate Protector Rider (R92-208) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(d)         Estate Protector Rider (R92-208) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(e)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Divorce Rider (R92-209) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(f)         Option to Split Flexible Premium Joint Survivorship Variable Life Policy
                           Upon Divorce Rider (R92-209) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(g)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210)
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(h)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210) (Equitable),
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(i)         Accelerated Death Benefit Rider (R94-102) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(j)         Accelerated Death Benefit Rider (R94-102) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


         1-A(5)(m)         Unisex Rider (S.93-118) (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(n)         Unisex Rider (S.93-118) (Equitable), previously filed with this
                           Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(6)(a)         Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this
                           Registration Statement File No. 333-17641 on April 30, 1997.

         1-A(6)(b)         By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement
                           File No. 333-17641 on April 30, 1997.

         1-A(7)            Inapplicable.

         1-A(8)            Distribution and Servicing Agreement among Equico Securities, Inc.
                           (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(8)(i)         Schedule of Commissions, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable
                           with and into Equitable dated September 19, 1996,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(b)         Form of Participation Agreement among EQ Advisors Trust, Equitable,
                           Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now
                           AXA Advisors, LLC), incorporated by reference to the Registration
                           Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217
                           and 811-07953), filed August 28, 1997.

         1-A(9)(c)         Form of Participation Agreement among AXA Premier VIP
                           Trust, The Equitable Life Assurance Society of the
                           United States, Equitable Distributors, Inc., AXA
                           Distributors LLC, and AXA Advisors, LLC, incorporated
                           by reference to Exhibit No. 8(b) to Registration
                           Statement File No. 333-60730, filed on December 5,
                           2001.

         1-A(9)(d)         Form of Participation Agreement among The Equitable Life Assurance Society of the United States,
                           The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management, Inc.,
                           previously filed with this Registration Statement, File No. 333-17641 on October 8, 2002.

         1-A(9)(e)         Form of Participation Agreement among OCC Accumulation Trust, The Equitable Life
                           Assurance Society of the United States, OCC Distributors LLC and OPCAP Advisors LLC.,
                           previously filed with this Registration Statement, File No. 333-17641 on October 8, 2002.

         1-A(10)(a)        Application EV4-200Y. (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(b)        Application EV4-200Y. (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(c)        Distribution Agreement for services by The Equitable Assurance Society of the
                           United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

         1-A(10)(d)        Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

         1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

         2(a)(i)           Opinion and Consent of Mary P. Breen, Vice President and Associate
                           General Counsel of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         2(a)(ii)          Opinion and Consent of Mary P. Breen, Vice President and Associate General
                           Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           April 30, 1997.


         2(a)(iii)         Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 30, 1999.

         2(a)(iv)          Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on July 26, 1999.

         2(a)(v)           Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on August 30, 1999.

         2(a) (vi)         Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 28, 2000.

         2(a) (vii)        Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 12, 2002.

         2(b)(i)           Opinion and Consent dated April 24, 1995 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of
                           Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           December 11, 1996.




         2(b)(ii)          Opinion and Consent dated April 22, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(iii)         Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable relating to
                           Exhibits 2(b)(i) and 2(b)(ii), previously filed
                           with this Registration Statement File No.
                           333-17641 on December 11, 1996.

         2(b)(iv)          Opinion and Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(v)           Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on April 30, 1997.

         2(b)(vi)          Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on May 1, 1998.

         2(b)(vii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President
                           of Equitable, previously filed with this Registration Statement File
                           No. 333-17641, on April 30, 1999.

        2(b)(viii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A. Senior Actuary
                           and Vice President previously filed with this Registration Statement,
                           File No. 333-17641, on April 19, 2001.

        2(b)(ix)           Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 12, 2002.

        2(b)(x)            Opinion and Consent of Brian Lessing, FSA, MAA, Vice President and Actuary of Equitable
                           (relating to Incentive Life '02 policies), previously filed with this Registration Statement,
                           File No. 333-17641 on October 8, 2002.

         3                 Inapplicable.

         4                 Inapplicable.

         6                 Consent of Independent Public Accountants.

         7(a)              Powers of Attorney previously filed with this Registration Statement File
                           No. 333-17641 on April 28, 2000.


         7(b)              Powers of Attorney, incorporated herein by reference to Exhibit No. 7(b) to
                           Registration Statement No. 333-17663, filed on April 8, 2003.


         8                 Description of Equitable's Issuance, Transfer and Redemption
                           Procedures for Flexible Premium Policies pursuant to Rule
                           6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         9(a)              Form of Illustration of Policy Benefits for Survivorship 2000,
                           previously filed with this Registration Statement File No. 333-17641, on April 30, 1999.

         9(b)              Form of Illustration of Policy Benefits for Survivorship Incentive
                           Life, previously filed with this Registration Statement File No.
                           333-17641, on April 30, 1999.

         9(c)              Form of Illustration of Policy Benefits for Survivorship Incentive Life
                           previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 8th day of April, 2003.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                                           (REGISTRANT)

[SEAL]                               By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Robin M. Wagner
                                           ------------------------------
                                              (Robin M. Wagner)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Vice President and
             Assistant Secretary
             April 8, 2003

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 8th day of April, 2003.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES

                                                 (DEPOSITOR)

                                            By:  /s/ Robin M. Wagner
                                                --------------------------------
                                                    (Robin M. Wagner)
                                                     Vice President



      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert               Denis Duverne                W. Edwin Jarmain
Francoise Colloc'h             Jean-Rene Fourtou            Christina Johnson
Christopher M. Condron         John C. Graves               Scott D. Miller
Henri de Castries              Donald J. Greene             Joseph H. Moglia
Claus-Michael Dill             Mary R. (Nina) Henderson     Peter J. Tobin
Joseph L. Dionne               James F. Higgins             Stanley B. Tulin



*By:  /s/ Robin M. Wagner
     -----------------------
         (Robin M. Wagner)
          Attorney-in-Fact
          April 8, 2003

                                  EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
6                    Consent of Independent Accountants               EX-99.6